UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-624-6782

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2017 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.0%†
	Asset-Backed Securities 1.7%
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 1.102%, due 1/7/25 (a)(b)	$77,640	$77,594
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	400,000	396,989
			474,583
	Other ABS 1.6%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 2.421%, due 7/20/26 (a)(b)	500,000	499,255
	Apidos CLO XXV Series 2016-25A, Class A1 2.203%, due 10/20/28 (a)(b)	1,250,000	1,250,262
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.22%, due 4/17/26 (a)(b)	250,000	250,000
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 2.14%, due 7/28/25 (a)(b)	587,000	587,974
	Babson CLO, Ltd. Series 2013-IA, Class A 1.981%, due 4/20/25 (a)(b)	1,300,000	1,296,009
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 2.287%, due 5/15/25 (a)(b)	800,000	802,928
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 2.382%, due 10/23/26 (a)(b)	588,000	587,871
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 2.232%, due 4/18/26 (a)(b)	820,000	821,763
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.067%, due 12/24/23 (a)(b)	250,000	250,002
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.251%, due 11/15/26 (a)(b)	500,000	498,050
	Highbridge Loan Management, Ltd. Series 6A-2015, Class A 2.228%, due 5/5/27 (a)(b)	600,000	598,230
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.034%, due 4/15/27 (a)(b)	1,100,000	1,100,880
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 2.30%, due 7/15/27 (a)(b)	1,000,000	998,509
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 2.251%, due 11/18/26 (a)(b)	1,150,000	1,148,482
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 2.061%, due 2/20/25 (a)(b)	780,000	779,337
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 2.05%, due 4/15/25 (a)(b)	800,000	795,768
	THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR 2.33%, due 1/15/26 (a)(b)	250,000	249,850
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	200,000	200,238
	Voya CLO, Ltd. Series 2014-2A, Class A1 2.33%, due 7/17/26 (a)(b)	1,000,000	1,001,330
			13,716,738
	Total Asset-Backed Securities (Cost $14,186,493)		14,191,321

	Corporate Bonds 15.3%
	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	2,000,000	2,001,988
	Ford Motor Credit Co. LLC
	3.219%, due 1/9/22	2,700,000	2,685,614
	4.25%, due 9/20/22	350,000	363,139
	General Motors Financial Co., Inc. 4.375%, due 9/25/21	1,600,000	1,670,789
			6,721,530
	Banks 5.2%
	ABN Amro Bank N.V. 2.10%, due 1/18/19 (a)	2,250,000	2,253,049
	Bank of America Corp.
	3.124%, due 1/20/23 (b)	825,000	823,754
	4.45%, due 3/3/26	1,150,000	1,173,657
	Bank of America N.A. 2.05%, due 12/7/18	800,000	803,819
	Bank of New York Mellon Corp. (The) 2.05%, due 5/3/21	1,150,000	1,128,938
	BNP Paribas S.A. 3.80%, due 1/10/24 (a)	1,075,000	1,076,763
	Branch Banking & Trust Co. 2.625%, due 1/15/22	1,475,000	1,473,510
	Citigroup, Inc. 2.90%, due 12/8/21	2,225,000	2,217,767
	4.60%, due 3/9/26	1,500,000	1,542,141
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	2,000,000	2,045,620
	Credit Agricole S.A. 3.375%, due 1/10/22 (a)	1,125,000	1,127,702
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	2,500,000	2,518,627
	Discover Bank 3.10%, due 6/4/20	1,210,000	1,226,420
¤	Fifth Third Bancorp 4.30%, due 1/16/24	2,250,000	2,323,147
	Goldman Sachs Group, Inc. (The)
	2.35%, due 11/15/21	750,000	730,468
	3.85%, due 1/26/27	800,000	798,286
	5.375%, due 3/15/20	450,000	487,698
	6.00%, due 6/15/20	175,000	194,065
	HBOS PLC 6.75%, due 5/21/18 (a)	2,400,000	2,528,472
	HSBC Bank USA N.A. 6.00%, due 8/9/17	950,000	971,847
	Huntington National Bank (The)
	2.20%, due 11/6/18	675,000	677,643
	2.875%, due 8/20/20	750,000	757,674
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	3,850,000	3,882,271
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	199,364
	3.875%, due 5/4/17	400,000	402,243
	Manufacturers & Traders Trust Co. 2.30%, due 1/30/19	500,000	505,216
	Morgan Stanley
	3.625%, due 1/20/27	1,250,000	1,230,999
	4.35%, due 9/8/26	2,000,000	2,029,296
	SunTrust Bank 2.25%, due 1/31/20	2,250,000	2,254,090
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (a)	1,900,000	1,920,252
	Wells Fargo & Co. 4.10%, due 6/3/26	550,000	556,681
	Wells Fargo Bank N.A. 1.75%, due 5/24/19	750,000	747,036
			42,608,515
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	1,250,000	1,257,286
	3.65%, due 2/1/26	1,850,000	1,855,300
			3,112,586
	Building Materials 0.4%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,600,000	1,631,045
	Masco Corp.
	3.50%, due 4/1/21	950,000	969,342
	4.375%, due 4/1/26	800,000	821,296
			3,421,683
	Chemicals 0.6%
	Airgas, Inc. 2.375%, due 2/15/20	750,000	752,630
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	1,019,207
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,085,950
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	500,000	501,250
	Westlake Chemical Corp. 3.60%, due 8/15/26 (a)	1,500,000	1,456,353
			4,815,390
	Computers 0.1%
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20	525,000	538,937

	Diversified Financial Services 0.2%
	GE Capital International Funding Co. 2.342%, due 11/15/20	2,000,000	2,005,262

	Electric 1.5%
	Arizona Public Service Co. 2.20%, due 1/15/20	650,000	652,407
	Dominion Resources, Inc. 2.00%, due 8/15/21	550,000	533,529
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,750,000	1,736,562
	Engie S.A. 1.625%, due 10/10/17 (a)	450,000	450,075
	Entergy Corp. 4.00%, due 7/15/22	1,500,000	1,569,838
	Exelon Corp. 2.85%, due 6/15/20	825,000	836,561
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,850,000	1,914,913
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	224,803
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,104,212
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (a)	325,000	322,586
	Southern Co. (The) 2.95%, due 7/1/23	2,750,000	2,710,436
			12,055,922
	Electronics 0.4%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	406,441
	Fortive Corp. 2.35%, due 6/15/21 (a)	1,800,000	1,777,102
	Tech Data Corp. 3.70%, due 2/15/22	750,000	749,760
			2,933,303
	Finance - Credit Card 0.3%
	American Express Credit Corp. 1.543%, due 3/18/19 (b)	725,000	727,016
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,542,681
	Discover Financial Services
	3.85%, due 11/21/22	525,000	535,927
	5.20%, due 4/27/22	75,000	81,018
			2,886,642
	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	250,505
	4.625%, due 11/1/20	650,000	697,115
	Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (a)	2,250,000	2,164,219
			3,111,839
	Health Care - Products 0.2%
	Becton Dickinson and Co. 3.734%, due 12/15/24	1,500,000	1,537,505

	Insurance 0.6%
	Assurant, Inc. 2.50%, due 3/15/18	375,000	377,682
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	1,000,000	1,009,251
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	1,450,000	1,583,802
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	300,000	294,925
	Voya Financial, Inc. 2.90%, due 2/15/18	1,480,000	1,495,834
			4,761,494
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	348,621
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	565,899
			914,520
	Mining 0.2%
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,750,000	1,814,834

	Miscellaneous - Manufacturing 0.2%
	General Electric Co.
	6.00%, due 8/7/19	215,000	237,212
	4.375%, due 9/16/20	151,000	162,636
	Siemens Financieringsmaatschappij N.V. 1.70%, due 9/15/21 (a)	1,250,000	1,202,644
			1,602,492
	Oil & Gas 0.7%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	750,000	806,209
	BP Capital Markets PLC
	1.846%, due 5/5/17	225,000	225,428
	3.062%, due 3/17/22	1,000,000	1,011,945
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,050,000	1,093,177
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,259,005
	Petroleos Mexicanos
	3.50%, due 7/23/20	200,000	198,250
	3.50%, due 1/30/23	300,000	276,369
	Shell International Finance B.V. 3.25%, due 5/11/25	800,000	797,154
			5,667,537
	Oil & Gas Services 0.2%
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (a)	1,250,000	1,277,204

	Pharmaceuticals 0.4%
	Actavis Funding SCS 3.00%, due 3/12/20	800,000	812,481
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	1,300,000	1,304,242
	Shire Acquisitions Investments Ireland DAC 2.40%, due 9/23/21	1,000,000	971,047
			3,087,770
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	993,057
	Kinder Morgan, Inc. 3.05%, due 12/1/19	1,250,000	1,272,547
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	400,000	453,679
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	431,567
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	525,000	515,393
			3,666,243
	Real Estate Investment Trusts 0.5%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,539,782
	DDR Corp. 4.75%, due 4/15/18	800,000	820,556
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	362,314
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	289,052
	Simon Property Group, L.P. 5.65%, due 2/1/20	200,000	218,703
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,275,000	1,299,786
			4,530,193
	Retail 0.1%
	Home Depot, Inc. (The) 3.00%, due 4/1/26	725,000	718,832

	Software 0.2%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	400,000	391,358
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	538,603
	Oracle Corp. 1.90%, due 9/15/21	1,000,000	975,976
			1,905,937
	Sovereign 0.0%‡
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	199,888

	Telecommunications 1.1%
¤	AT&T, Inc.
	3.95%, due 1/15/25	1,925,000	1,903,455
	4.25%, due 3/1/27	1,750,000	1,748,950
	4.45%, due 4/1/24	900,000	935,325
	Deutsche Telekom International Finance B.V. 2.82%, due 1/19/22 (a)	1,175,000	1,167,407
	Orange S.A. 2.75%, due 2/6/19	475,000	481,606
	Verizon Communications, Inc. 5.15%, due 9/15/23	2,200,000	2,429,465
			8,666,208
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	429,080

	Total Corporate Bonds (Cost $124,132,212)		124,991,346

	Foreign Government Bonds 0.1%
	Sovereign 0.1%
	Poland Government International Bond	150,000	163,530
	Russian Federation (a)	600,000	612,900
	Total Foreign Government Bonds (Cost $746,946)		776,430

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	211,038
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.816%, due 6/8/30 (a)(b)	800,000	801,501
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	611,480
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	416,159
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	600,000	612,786
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	509,771
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (b)	600,000	650,652
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	102,298
	Total Mortgage-Backed Securities (Cost $3,910,455)		3,915,685

	U.S. Government & Federal Agencies 18.4%
	Federal Home Loan Bank 0.4%
	0.875%, due 8/5/19	500,000	493,298
	1.00%, due 9/26/19	650,000	642,406
	1.25%, due 1/16/19	1,300,000	1,299,234
	1.375%, due 11/15/19	950,000	946,532
			3,381,470
¤	Federal Home Loan Mortgage Corporation 0.6%
	1.00%, due 3/8/17	1,200,000	1,200,612
	1.00%, due 9/27/17	225,000	225,410
	1.25%, due 8/15/19	650,000	641,736
	1.25%, due 10/2/19	775,000	770,493
	1.50%, due 1/17/20	1,500,000	1,497,818
	1.80%, due 1/27/20	750,000	750,211
			5,086,280
¤	Federal National Mortgage Association 1.4%
	0.875%, due 8/2/19	850,000	838,661
	1.00%, due 10/24/19	700,000	690,761
	1.25%, due 7/26/19	1,000,000	991,896
	1.25%, due 8/17/21	1,200,000	1,163,189
	1.375%, due 2/26/21	300,000	295,138
	1.75%, due 9/12/19	650,000	655,423
	1.875%, due 9/24/26	2,900,000	2,675,612
	2.00%, due 1/5/22	2,100,000	2,094,857
	2.625%, due 9/6/24	1,500,000	1,515,560
			10,921,097
¤	United States Treasury Notes 16.0%
	0.75%, due 6/30/17	6,700,000	6,703,645
	0.75%, due 12/31/17	2,910,000	2,906,930
	0.75%, due 9/30/18	23,450,000	23,310,754
	0.75%, due 10/31/18	325,000	322,765
	0.875%, due 5/31/18	16,650,000	16,625,291
	0.875%, due 6/15/19	16,765,000	16,586,872
	1.00%, due 9/15/18	1,200,000	1,198,125
	1.00%, due 10/15/19	17,650,000	17,461,092
	1.125%, due 1/31/19	2,600,000	2,595,835
	1.125%, due 7/31/21	9,825,000	9,515,670
	1.375%, due 1/15/20	14,830,000	14,793,503
	1.375%, due 9/30/23	9,975,000	9,457,547
	1.625%, due 11/15/22	5,600	5,459
	1.625%, due 5/31/23	200,000	193,422
	1.875%, due 1/31/22	6,600,000	6,589,427
	2.00%, due 11/15/26	2,545,000	2,446,420
			130,712,757
	Total U.S. Government & Federal Agencies (Cost $151,678,371)		150,101,604
	Total Long-Term Bonds (Cost $294,654,477)		293,976,386

		Shares
	Common Stocks 57.2%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	30,307	150,020

	Aerospace & Defense 0.6%
	General Dynamics Corp.	5,223	945,781
	Raytheon Co.	6,629	955,637
	Spirit AeroSystems Holdings, Inc. Class A	35,896	2,155,555
	United Technologies Corp.	10,111	1,108,873
			5,165,846
	Agriculture 0.4%
	Archer-Daniels-Midland Co.	28,103	1,243,839
	Philip Morris International, Inc.	11,514	1,106,841
	Reynolds American, Inc.	16,029	963,823
			3,314,503
	Airlines 1.3%
	Alaska Air Group, Inc.	7,719	724,197
	American Airlines Group, Inc.	12,192	539,496
	Copa Holdings S.A. Class A	21,707	2,116,215
	Delta Air Lines, Inc.	25,174	1,189,220
	JetBlue Airways Corp. (c)	113,115	2,218,185
	United Continental Holdings, Inc. (c)	51,690	3,642,594
			10,429,907
	Auto Manufacturers 0.4%
	Ford Motor Co.	100,174	1,238,151
	General Motors Co.	29,970	1,097,202
	PACCAR, Inc.	2,155	145,053
	Tesla Motors, Inc. (c)	4,384	1,104,461
			3,584,867
	Auto Parts & Equipment 0.3%
	Adient PLC (c)	6,722	426,780
	Lear Corp.	14,150	2,010,573
			2,437,353
	Banks 4.2%
	Bank of America Corp.	53,560	1,212,598
	Bank of New York Mellon Corp. (The)	27,940	1,249,756
	BankUnited, Inc.	34,245	1,308,159
	BB&T Corp.	26,637	1,230,363
	Capital One Financial Corp.	12,441	1,087,219
	Citigroup, Inc.	21,907	1,223,068
	Citizens Financial Group, Inc.	58,989	2,133,632
	Commerce Bancshares, Inc.	39,021	2,205,857
	Cullen / Frost Bankers, Inc.	11,304	1,010,578
¤	Fifth Third Bancorp	114,448	2,987,093
	First Hawaiian, Inc.	28,148	928,603
	Goldman Sachs Group, Inc. (The)	4,680	1,073,218
	Huntington Bancshares, Inc.	117,390	1,588,287
¤	JPMorgan Chase & Co.	14,392	1,217,995
	KeyCorp	198,896	3,574,161
	M&T Bank Corp.	2,749	446,905
	Morgan Stanley	25,410	1,079,671
	PNC Financial Services Group, Inc.	9,118	1,098,354
	State Street Corp.	16,462	1,254,404
	SunTrust Banks, Inc.	78,525	4,461,790
	U.S. Bancorp	20,931	1,102,017
	Wells Fargo & Co.	19,600	1,104,068
			34,577,796
	Beverages 0.3%
	Coca-Cola Co. (The)	23,334	969,994
	PepsiCo., Inc.	10,718	1,112,314
			2,082,308
	Biotechnology 0.1%
	United Therapeutics Corp. (c)	7,034	1,150,973

	Building Materials 0.6%
	Johnson Controls International PLC	67,370	2,962,932
	Owens Corning	29,435	1,626,284
			4,589,216
	Chemicals 1.2%
	Air Products & Chemicals, Inc.	6,810	951,766
	Cabot Corp.	27,105	1,500,804
	Dow Chemical Co. (The)	18,091	1,078,766
	Huntsman Corp.	99,836	2,035,656
	LyondellBasell Industries, N.V., Class A	13,128	1,224,449
	Monsanto Co.	8,840	957,460
	Praxair, Inc.	8,046	952,968
	Versum Materials, Inc. (c)	39,015	1,090,469
			9,792,338
	Coal 0.2%
	CONSOL Energy, Inc.	115,112	1,949,997

	Commercial Services 1.5%
	Aramark	64,259	2,174,524
	Booz Allen Hamilton Holding Corp.	48,930	1,654,813
	CoreLogic, Inc. (c)	45,488	1,604,362
	Live Nation Entertainment, Inc. (c)	65,328	1,869,687
	ManpowerGroup, Inc.	25,771	2,460,100
	United Rentals, Inc. (c)	16,477	2,084,505
			11,847,991
	Computers 1.9%
	Amdocs, Ltd.	38,826	2,279,474
	Apple, Inc.	10,259	1,244,929
	Computer Sciences Corp.	6,474	402,683
	Dell Technologies, Inc. Class V (c)	17,732	1,116,939
	Hewlett Packard Enterprise Co.	55,484	1,258,377
	HP, Inc.	84,539	1,272,312
	International Business Machines Corp.	7,056	1,231,413
	NetApp, Inc.	75,546	2,894,923
	Western Digital Corp.	50,138	3,997,503
			15,698,553
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	14,953	965,665
	Procter & Gamble Co. (The)	12,790	1,120,404
			2,086,069
	Distribution & Wholesale 0.0%‡
	WESCO International, Inc. (c)	65	4,595

	Electric 4.2%
	Ameren Corp.	41,048	2,161,177
	American Electric Power Co., Inc.	17,614	1,128,353
	Avangrid, Inc.	10,663	413,724
	CMS Energy Corp.	44,209	1,883,303
	Consolidated Edison, Inc.	52,443	3,899,137
	Dominion Resources, Inc.	12,806	976,842
	DTE Energy Co.	29,067	2,867,169
	Duke Energy Corp.	14,416	1,132,233
	Edison International	52,895	3,854,988
	Entergy Corp.	8,284	593,466
	Eversource Energy	5,189	287,055
	Exelon Corp.	35,666	1,279,696
	FirstEnergy Corp.	55,626	1,686,580
	NextEra Energy, Inc.	9,138	1,130,553
	PG&E Corp.	18,297	1,132,401
	Pinnacle West Capital Corp.	1,203	93,389
	PPL Corp.	11,169	389,128
	Public Service Enterprise Group, Inc.	45,279	2,003,596
	Southern Co. (The)	19,950	986,129
	WEC Energy Group, Inc.	43,523	2,570,033
	Xcel Energy, Inc.	85,818	3,546,000
			34,014,952
	Electrical Components & Equipment 0.2%
	Emerson Electric Co.	18,443	1,081,866
	Energizer Holdings, Inc.	9,006	454,533
			1,536,399
	Electronics 0.7%
	Corning, Inc.	46,895	1,242,248
	Fortive Corp.	17,293	956,476
	Garmin, Ltd.	18,833	909,446
	Jabil Circuit, Inc.	92,188	2,210,668
			5,318,838
	Entertainment 0.8%
	Dolby Laboratories, Inc. Class A	24,334	1,165,842
	International Game Technology PLC	77,022	2,034,151
	Lions Gate Entertainment Corp. Class A	32,242	927,602
	Regal Entertainment Group Class A	86,863	1,968,316
			6,095,911
	Environmental Controls 0.1%
	Waste Management, Inc.	15,927	1,106,926

	Finance - Commercial 0.3%
	CIT Group, Inc.	60,454	2,490,100

	Finance - Consumer Loans 0.2%
	Synchrony Financial	53,656	1,921,958

	Finance - Credit Card 0.3%
	American Express Co.	16,280	1,243,466
	Discover Financial Services	18,116	1,255,077
			2,498,543
	Finance - Investment Banker/Broker 0.8%
	Charles Schwab Corp. (The)	22,859	942,705
	E*TRADE Financial Corp. (c)	15,865	594,144
	Lazard, Ltd. Class A	53,144	2,257,557
	LPL Financial Holdings, Inc.	54,960	2,159,928
	Raymond James Financial, Inc.	8,017	600,714
			6,555,048
	Finance - Mortgage Loan/Banker 0.3%
	FNF Group	76,376	2,700,655

	Finance - Other Services 0.2%
	CME Group, Inc.	8,039	973,362
	Intercontinental Exchange, Inc.	16,710	975,196
			1,948,558
	Food 1.1%
	Conagra Brands, Inc.	8,568	334,923
	Ingredion, Inc.	14,738	1,889,264
	Kraft Heinz Co. (The)	10,814	965,582
	Mondelez International, Inc. Class A	21,882	968,935
	Pilgrim's Pride Corp.	100,537	1,924,278
	Post Holdings, Inc. (c)	5,098	426,601
	Tyson Foods, Inc. Class A	38,383	2,410,069
			8,919,652
	Forest Products & Paper 0.0%‡
	International Paper Co.	6,051	342,487

	Gas 0.8%
	CenterPoint Energy, Inc.	111,285	2,916,780
	Sempra Energy	5,702	583,828
	UGI Corp.	33,768	1,565,822
	Vectren Corp.	24,273	1,332,345
			6,398,775
	Hand & Machine Tools 0.3%
	Regal Beloit Corp.	20,247	1,469,932
	Stanley Black & Decker, Inc.	6,972	864,528
			2,334,460
	Health Care - Products 0.7%
	Abbott Laboratories	23,590	985,354
	Alere, Inc. (c)	5,135	189,995
	Baxter International, Inc.	26,575	1,273,208
	Danaher Corp.	13,699	1,149,620
	Hill-Rom Holdings, Inc.	4,074	239,837
	Medtronic PLC	12,904	980,962
	Thermo Fisher Scientific, Inc.	6,649	1,013,241
			5,832,217
	Health Care - Services 1.0%
	Aetna, Inc.	10,652	1,263,434
	Anthem, Inc.	8,158	1,257,474
	Cigna Corp.	8,521	1,245,940
	DaVita Inc. (c)	368	23,460
	HCA Holdings, Inc. (c)	15,733	1,263,045
	Humana, Inc.	6,204	1,231,494
	WellCare Health Plans, Inc. (c)	13,020	1,894,931
			8,179,778
	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	9,168	1,110,520

	Insurance 4.8%
	Aflac, Inc.	17,804	1,246,102
	Alleghany Corp. (c)	1,637	1,001,140
	Allstate Corp. (The)	14,673	1,103,556
	American International Group, Inc.	19,186	1,232,892
	American National Insurance Co.	6,966	812,166
	AmTrust Financial Services, Inc.	73,541	1,940,747
	Arch Capital Group, Ltd. (c)	183	16,168
	Aspen Insurance Holdings, Ltd.	27,132	1,530,245
	Assurant, Inc.	23,300	2,263,129
	Assured Guaranty, Ltd.	58,217	2,265,224
	Axis Capital Holdings, Ltd.	20,238	1,295,434
	Berkshire Hathaway, Inc. Class B (c)	6,746	1,107,288
	Chubb, Ltd.	7,255	953,960
	Everest Re Group, Ltd.	12,121	2,665,772
	First American Financial Corp.	28,745	1,080,237
	Hanover Insurance Group, Inc. (The)	19,173	1,609,382
	Hartford Financial Services Group, Inc. (The)	49,961	2,433,600
	Lincoln National Corp.	43,461	2,934,052
	MetLife, Inc.	22,499	1,224,171
	Old Republic International Corp.	111,683	2,323,006
	Progressive Corp. (The)	862	32,273
	Prudential Financial, Inc.	11,737	1,233,676
	Reinsurance Group of America, Inc.	6,192	776,910
	RenaissanceRe Holdings, Ltd.	3,208	437,315
	Travelers Cos., Inc. (The)	10,593	1,247,644
	Unum Group	61,939	2,813,889
	Validus Holdings, Ltd.	29,767	1,696,719
			39,276,697
	Internet 0.4%
	IAC/InterActiveCorp (c)	14,326	985,772
	Twitter, Inc. (c)	57,885	1,019,934
	Yahoo!, Inc. (c)	21,773	959,536
			2,965,242
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	2,957	1,105,859
	Franklin Resources, Inc.	27,509	1,093,208
			2,199,067
	Iron & Steel 1.2%
	Nucor Corp.	54,689	3,176,884
	Reliance Steel & Aluminum Co.	28,023	2,232,032
	Steel Dynamics, Inc.	67,556	2,284,069
	United States Steel Corp.	65,599	2,145,743
			9,838,728
	Leisure Time 0.4%
	Carnival Corp.	22,226	1,230,876
	Royal Caribbean Cruises, Ltd.	17,408	1,629,911
			2,860,787
	Lodging 0.2%
	Extended Stay America, Inc.	115,093	1,865,658

	Machinery - Construction & Mining 0.5%
	Caterpillar, Inc.	11,205	1,071,870
	Oshkosh Corp.	32,676	2,275,230
	Terex Corp.	32,187	1,023,547
			4,370,647
	Machinery - Diversified 0.5%
	Cummins, Inc.	17,834	2,621,776
	Deere & Co.	10,271	1,099,511
			3,721,287
	Media 1.5%
	Comcast Corp. Class A	14,603	1,101,358
	Discovery Communications, Inc.
	Class A (c)	26,383	747,958
	Class C (c)	21,794	603,912
	DISH Network Corp. Class A (c)	18,710	1,107,071
	John Wiley & Sons, Inc. Class A	4,324	238,252
	Liberty SiriusXM Group.
	Class A (c)	53,995	1,956,779
	Class C (c)	61,302	2,200,129
	Thomson Reuters Corp.	24,659	1,105,709
	Time Warner, Inc.	10,035	971,890
	Twenty-First Century Fox, Inc.
	Class A	39,986	1,254,761
	Class B	40,556	1,257,641
			12,545,460
	Metal Fabricate & Hardware 0.3%
	Timken Co. (The)	48,376	2,147,894

	Mining 0.5%
	Alcoa Corp.	13,682	498,709
	Freeport-McMoRan, Inc. (c)	103,663	1,725,989
	Newmont Mining Corp.	58,520	2,123,105
			4,347,803
	Miscellaneous - Manufacturing 1.0%
	Carlisle Cos., Inc.	7,902	862,187
	Eaton Corp. PLC	15,632	1,106,433
	General Electric Co.	32,229	957,201
	Ingersoll-Rand PLC	33,824	2,683,935
	Parker-Hannifin Corp.	208	30,603
	Trinity Industries, Inc.	77,090	2,123,059
			7,763,418
	Office & Business Equipment 0.0%‡
	Xerox Corp.	46,979	325,564

	Oil & Gas 4.2%
	Anadarko Petroleum Corp.	13,814	960,487
	Antero Resources Corp. (c)	17,958	438,355
	Apache Corp.	17,866	1,068,744
	Chesapeake Energy Corp. (c)	6,491	41,867
	Chevron Corp.	8,499	946,364
	Cimarex Energy Co.	4,988	674,427
	Concho Resources, Inc. (c)	10,845	1,512,227
	ConocoPhillips	22,439	1,094,126
	Continental Resources, Inc. (c)	10,925	530,518
	Devon Energy Corp.	51,543	2,347,268
	Diamond Offshore Drilling, Inc. (c)	2,329	38,149
	Diamondback Energy, Inc. (c)	2,349	247,044
	Energen Corp. (c)	4,628	249,403
	EOG Resources, Inc.	9,398	954,649
	EQT Corp.	12,104	733,865
	Exxon Mobil Corp.	11,311	948,880
	Hess Corp.	20,807	1,127,323
	Laredo Petroleum, Inc. (c)	36,456	493,979
	Marathon Oil Corp.	60,859	1,019,388
	Marathon Petroleum Corp.	55,458	2,664,757
	Murphy Oil Corp.	7,685	222,173
	Nabors Industries, Ltd.	46,056	748,410
	Newfield Exploration Co. (c)	21,488	861,239
	Noble Energy, Inc.	47,933	1,905,816
	Occidental Petroleum Corp.	14,027	950,610
	Parsley Energy, Inc. Class A (c)	4,799	169,021
	Phillips 66	15,116	1,233,768
	Pioneer Natural Resources Co.	5,329	960,446
	QEP Resources, Inc. (c)	39,895	695,769
	Range Resources Corp.	9,756	315,509
	Rice Energy, Inc. (c)	29,508	585,144
	Rowan Cos. PLC Class A (c)	79,089	1,417,275
	SM Energy Co.	18,424	562,116
	Tesoro Corp.	32,116	2,596,578
	Transocean, Ltd. (c)	120,212	1,679,362
	Valero Energy Corp.	18,588	1,222,347
	Whiting Petroleum Corp. (c)	23,675	262,556
	WPX Energy, Inc. (c)	13,601	189,462
			34,669,421
	Oil & Gas Services 0.7%
	Baker Hughes, Inc.	40,983	2,585,208
	Halliburton Co.	16,615	939,910
	Oceaneering International, Inc.	49,355	1,374,537
	Schlumberger, Ltd.	11,445	958,061
			5,857,716
	Packaging & Containers 0.2%
	Graphic Packaging Holding Co.	33,820	423,088
	WestRock Co.	23,397	1,248,464
			1,671,552
	Pharmaceuticals 1.2%
	Allergan PLC (c)	4,536	992,885
	Cardinal Health, Inc.	15,305	1,147,263
	Express Scripts Holding Co. (c)	18,511	1,275,038
	Johnson & Johnson	8,530	966,023
	Merck & Co., Inc.	15,662	970,887
	Mylan N.V. (c)	26,383	1,003,873
	Pfizer, Inc.	35,301	1,120,101
	Premier, Inc. Class A (c)	61,240	1,951,106
			9,427,176
	Pipelines 1.0%
	Kinder Morgan, Inc.	55,906	1,248,940
	Spectra Energy Corp.	23,028	959,116
	Targa Resources Corp.	46,294	2,667,460
	Williams Cos., Inc. (The)	111,866	3,226,216
			8,101,732
	Real Estate Investment Trusts 5.1%
	Annaly Capital Management, Inc.	42,149	430,763
	Apple Hospitality REIT, Inc.	105,069	2,103,481
	AvalonBay Communities, Inc.	2,443	423,396
	Camden Property Trust	28,560	2,386,759
	Care Capital Properties, Inc.	62,013	1,532,341
	Colony NorthStar, Inc. Class A	49,690	691,685
	Columbia Property Trust, Inc.	45,651	1,015,735
	Communications Sales & Leasing, Inc. (c)	79,518	2,089,733
	Corporate Office Properties Trust	60,800	1,934,656
	Crown Castle International Corp.	11,136	978,075
	Empire State Realty Trust, Inc. Class A	20,638	422,873
	EPR Properties	14,031	1,037,873
	Equity Commonwealth (c)	70,016	2,159,293
	Equity Residential	15,850	963,204
	Highwoods Properties, Inc.	37,226	1,913,789
	Hospitality Properties Trust	72,828	2,267,136
	Host Hotels & Resorts, Inc.	163,938	2,962,360
	Liberty Property Trust	15,006	576,080
	Mid-America Apartment Communities, Inc.	1,185	112,516
	Outfront Media, Inc.	79,806	2,189,079
	Piedmont Office Realty Trust, Inc. Class A	7,398	160,685
	Prologis, Inc.	13,302	649,803
	Realty Income Corp.	9,107	543,050
	Retail Properties of America, Inc. Class A	39,975	598,426
	Senior Housing Properties Trust	96,407	1,836,553
	Simon Property Group, Inc.	5,387	989,969
	Starwood Property Trust, Inc.	82,661	1,840,034
	Ventas, Inc.	12,803	789,561
	VEREIT, Inc.	279,575	2,384,775
	Welltower, Inc.	18,828	1,248,296
	Weyerhaeuser Co.	11,472	359,418
	WP Carey, Inc.	27,828	1,723,666
			41,315,063
	Retail 2.7%
	Bed Bath & Beyond, Inc.	70	2,825
	Best Buy Co., Inc.	65,785	2,928,748
	Burlington Stores, Inc. (c)	24,145	2,020,937
	CVS Health Corp.	14,266	1,124,303
	Dick's Sporting Goods, Inc.	32,729	1,688,816
	GameStop Corp. Class A	80,529	1,972,155
	Gap, Inc. (The)	97,060	2,235,292
	Kohl's Corp.	16,837	670,618
	Nu Skin Enterprises, Inc. Class A	38,878	2,016,991
	Staples, Inc.	146,309	1,346,043
	Target Corp.	19,641	1,266,452
	Urban Outfitters, Inc. (c)	18,954	503,039
	Wal-Mart Stores, Inc.	16,892	1,127,372
	Walgreens Boots Alliance, Inc.	13,609	1,115,121
	World Fuel Services Corp.	46,277	2,058,401
			22,077,113
	Savings & Loans 0.1%
	New York Community Bancorp, Inc.	77,366	1,175,190

	Semiconductors 1.6%
	Analog Devices, Inc.	4,829	361,885
	Applied Materials, Inc.	35,706	1,222,931
	Intel Corp.	32,943	1,212,961
	Lam Research Corp.	19,023	2,184,982
	Micron Technology, Inc. (c)	177,960	4,290,616
	QUALCOMM, Inc.	23,066	1,232,416
	Teradyne, Inc.	85,402	2,423,709
			12,929,500
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	10,266	1,991,193

	Software 1.0%
	Akamai Technologies, Inc. (c)	28,227	1,936,090
	Fidelity National Information Services, Inc.	6,532	518,771
	Nuance Communications, Inc. (c)	120,577	1,912,351
	Oracle Corp.	31,099	1,247,381
	Synopsys, Inc. (c)	18,416	1,158,182
	VMware, Inc. Class A (c)	12,725	1,113,947
			7,886,722
	Telecommunications 1.8%
	ARRIS International PLC (c)	45,948	1,313,194
¤	AT&T, Inc.	26,402	1,113,108
	Cisco Systems, Inc.	35,803	1,099,868
	EchoStar Corp. Class A (c)	33,333	1,697,650
	Juniper Networks, Inc.	100,137	2,681,669
	Sprint Corp. (c)	274,967	2,537,945
	T-Mobile U.S., Inc. (c)	17,769	1,106,476
	Telephone & Data Systems, Inc.	68,580	2,101,977
	United States Cellular Corp. (c)	3,127	139,433
	Verizon Communications, Inc.	19,500	955,695
			14,747,015
	Transportation 0.4%
	CSX Corp.	23,078	1,070,589
	Norfolk Southern Corp.	9,216	1,082,511
	Union Pacific Corp.	10,157	1,082,533
			3,235,633
	Total Common Stocks (Cost $380,373,878)		467,481,387

	Exchange-Traded Funds 6.7% (d)
¤	iShares Intermediate Credit Bond ETF	115,645	12,569,455
¤	iShares Intermediate Government / Credit Bond ETF	163,822	18,031,887
	iShares Russell 1000 Value ETF	31,868	3,591,842
	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	11,517	3,532,264
	SPDR S&P 500 ETF Trust	6,026	1,371,096
¤	Vanguard Mid-Cap Value ETF	155,616	15,452,669
	Total Exchange-Traded Funds (Cost $53,927,343)		54,549,213

		Number of Rights
	Rights 0.0%‡
	Food & Staples Retailing 0.0%‡
	Safeway Casa Ley CVR Expires 1/30/19 (c)(e)(f)	17,798	18,063
	Safeway PDC, LLC CVR Expires 1/30/18 (c)(e)(f)	17,798	869
	Total Rights (Cost $18,932)		18,932

		Principal Amount
	Short-Term Investments 0.8%
	Repurchase Agreements 0.8%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $1,338,244 (Collateralized by United States Treasury Notes with rates between 1.75% and 2.00% and maturity dates between 11/30/20 and 3/31/22, with a Principal Amount of $1,370,000 and a Market Value of $1,367,438)	$1,338,243	1,338,243
	RBC Capital Markets 0.52%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $5,725,083 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 8/15/19, with a Principal Amount of $5,444,400 and a Market Value of $5,839,584)	5,725,000	5,725,000
	Total Short-Term Investments (Cost $7,063,243)		7,063,243

	Total Investments (Cost $736,037,873) (g)	100.7%	823,089,161
	Other Assets, Less Liabilities	(0.7)	(6,051,859)
	Net Assets	100.0%	$817,037,302

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	As of January 31, 2017, cost was $743,671,881 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$92,701,464
Gross unrealized depreciation	(13,284,184)
Net unrealized appreciation	$79,417,280

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(5)	March 2017	$(1,083,984)	$(721)
5-Year United States Treasury Note	142	March 2017	16,737,141	(15,567)
10-Year United States Treasury Note	114	March 2017	14,189,437	(65,866)
10-Year United States Treasury Ultra Note	3	March 2017	402,469	1,254
			$30,245,063	$(80,900)

1. As of January 31, 2017, cash in the amount of $290,538 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,191,321	$—	$14,191,321
Corporate Bonds	—	124,991,346	—	124,991,346
Foreign Government Bonds	—	776,430	—	776,430
Mortgage-Backed Securities	—	3,915,685	—	3,915,685
U.S. Government & Federal Agencies	—	150,101,604	—	150,101,604
Total Long-Term Bonds	—	293,976,386	—	293,976,386
Common Stocks	467,481,387	—	—	467,481,387
Exchange-Traded Funds	54,549,213	—	—	54,549,213
Rights (b)	—	—	18,932	18,932
Short-Term Investments
Repurchase Agreements	—	7,063,243	—	7,063,243
Total Investments in Securities	522,030,600	301,039,629	18,932	823,089,161
Other Financial Instruments
Futures Contracts (c)	1,254	—	—	1,254
Total Investments in Securities and Other Financial Instruments	$522,031,854	$301,039,629	$18,932	$823,090,415

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (c)	$(82,154)	$—	$—	$(82,154)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,932 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017
Rights
Food & Staples Retailing	$18,932	$-	$-	$-	$-	$-	$-	$-	$18,932	$-

MainStay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 95.0% †
	Airport 3.9%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,139,160
¤	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds
	Series B 5.00%, due 5/15/31	1,500,000	1,651,035
	Series A 5.00%, due 5/15/38 (a)	5,000,000	5,529,800
	Sacramento County, California Airport System, Revenue Bonds
	Series B, Insured: AGM 5.25%, due 7/1/33 (a)	1,250,000	1,313,375
	Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	646,803
	San Diego County Regional Airport Authority, Consolidated Rental Car Facility, Revenue Bonds Series A 5.00%, due 7/1/44	1,225,000	1,344,915
			11,625,088
	Bond Bank 0.6%
	California Infrastructure & Economic Development Bank, Revenue Bonds Series A 4.00%, due 10/1/45	1,750,000	1,810,988

	Development 2.6%
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,106,760
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (a)(b)	2,175,000	2,219,348
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds 5.00%, due 7/1/29	1,650,000	1,763,768
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	400,000	423,124
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,116,640
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	433,533
	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series B 5.00%, due 8/1/28	580,000	624,637
			7,687,810
	Education 5.6%
	California Municipal Finance Authority, American Heritage Education, Revenue Bonds
	Series A 5.00%, due 6/1/36	475,000	503,386
	Series A 5.00%, due 6/1/46	700,000	734,118
	California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds
	Series B 4.00%, due 11/1/36 (b)	400,000	362,284
	Series B 4.50%, due 11/1/46 (b)	1,600,000	1,444,688
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	1,531,119
	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	5.00%, due 8/1/27 (b)	500,000	542,275
	5.00%, due 8/1/28 (b)	700,000	754,439
	5.00%, due 8/1/36 (b)	600,000	625,494
	5.00%, due 8/1/41 (b)	750,000	777,510
	5.00%, due 8/1/46 (b)	975,000	1,007,351
	California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (b)	750,000	713,678
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	623,232
	California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (b)	1,000,000	980,820
	California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds
	Series A 5.00%, due 5/1/36 (b)	1,275,000	1,285,238
	Series A 5.00%, due 5/1/46 (b)	1,325,000	1,309,166
	California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (b)	1,300,000	1,310,634
	California State Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (b)	795,000	791,621
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	508,420
	Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (c)	1,000,000	954,800
			16,760,273
	Facilities 0.7%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	30,000	30,097
	Puerto Rico Public Buildings Authority, Revenue Bonds Series H, Insured: AMBAC 5.50%, due 7/1/17	250,000	251,110
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,355,000	1,376,856
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	500,000	573,460
			2,231,523
	General 24.1%
	Anaheim Public Financing Authority, Revenue Bonds
	Series A 5.00%, due 5/1/33	1,000,000	1,124,550
	Series A 5.00%, due 5/1/39	1,950,000	2,158,123
	Berkeley Joint Powers Financing Authority, Revenue Bonds
	Insured: BAM 4.00%, due 6/1/31	500,000	529,140
	Insured: BAM 4.00%, due 6/1/32	500,000	526,665
	Insured: BAM 4.00%, due 6/1/34	260,000	270,475
	Brentwood Infrastructure Financing Authority, Special Assessment Series A, Insured: AGM 5.00%, due 9/2/30	715,000	814,828
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	544,450
	Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
	Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,139,260
	Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,097,510
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,444,500
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	883,158
	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30	1,000,000	1,061,870
	5.00%, due 10/1/38	1,800,000	1,803,294
	Guam Government, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,583,430
	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	2,022,733
¤	Indian Wells Redevelopment Agency, Whitewater Redevelopment Project Area, Tax Allocation Series A, Insured: NATL 5.00%, due 9/1/34	3,710,000	4,224,466
¤	March Joint Powers Redevelopment Agency, March Air Force Base Redevelopment Project, Tax Allocation
	Series A, Insured: BAM 4.00%, due 8/1/31	1,000,000	1,049,190
	Series A, Insured: BAM 4.00%, due 8/1/32	1,250,000	1,304,262
	Series A, Insured: BAM 4.00%, due 8/1/33	1,250,000	1,298,087
	Series A, Insured: BAM 5.00%, due 8/1/29	1,180,000	1,372,246
	Series A, Insured: BAM 5.00%, due 8/1/30	1,225,000	1,416,173
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,120,750
	Montebello Public Financing Authority, Montebello Home2 Suites Hilton Hotel Project, Revenue Bonds Series A 5.00%, due 6/1/31	1,120,000	1,231,194
	Municipal Improvement Corp. of Los Angeles, Real Property, Revenue Bonds
	Series B 4.00%, due 11/1/36	1,200,000	1,217,388
	Series B 4.00%, due 11/1/37	1,500,000	1,521,735
	Pico Rivera Public Financing Authority, Revenue Bonds
	Insured: NATL-RE 5.25%, due 9/1/33	510,000	588,402
	Insured: NATL-RE 5.25%, due 9/1/34	760,000	873,476
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	580,000	580,122
	Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	816,956
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	450,000	456,552
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	1,059,149
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 8/1/47	13,700,000	2,115,280
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	10,000,000	1,089,500
	Rancho Cucamonga Redevelopment Agency, Rancho Redevelopment Project Area, Tax Allocation Insured: NATL 4.00%, due 9/1/33	850,000	881,518
	Reclamation District No.17 CA Levee Area Public Financing Authority, Special Assessment Insured: NATL 4.00%, due 9/1/36	500,000	499,310
	Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
	Insured: BAM 4.00%, due 10/1/32	1,050,000	1,088,115
	Series A, Insured: BAM 5.00%, due 10/1/27	1,000,000	1,173,050
	Series A, Insured: BAM 5.00%, due 10/1/30	1,000,000	1,151,190
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,150,640
	San Diego Public Facilities Financing Authority, Revenue Bonds 5.00%, due 10/15/31	650,000	744,634
¤	San Diego Regional Building Authority, County Operations Center, Revenue Bonds Series A 5.00%, due 10/15/29	6,040,000	7,124,663
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation
	Series B 5.00%, due 8/1/33	325,000	367,198
	Series B 5.00%, due 8/1/34	695,000	781,632
	Series B 5.00%, due 8/1/35	400,000	448,140
	Series C 5.00%, due 8/1/36	1,250,000	1,395,075
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	849,679
	Territory of Guam, Revenue Bonds
	Series A 5.00%, due 12/1/32	2,000,000	2,205,660
	Series A 5.125%, due 1/1/42	1,890,000	1,964,731
	Ventura County Public Financing Authority, Revenue Bonds Series A 5.00%, due 11/1/38	750,000	830,738
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Insured: AGM 5.00%, due 10/1/29	1,000,000	1,069,270
	Subseries A 6.00%, due 10/1/39	800,000	579,048
	Series A 6.625%, due 10/1/29	1,250,000	972,587
	Series A 6.75%, due 10/1/37	1,500,000	1,160,625
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/30	1,500,000	1,130,295
	Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,258,659
	Series C 5.00%, due 10/1/39	1,500,000	1,040,940
	West Hollywood Public Financing Authority, West Hollywood Park Phase II Werle Building, Revenue Bonds
	Series B 5.00%, due 4/1/35	625,000	712,675
	Series B 5.00%, due 4/1/36	675,000	766,820
			71,685,806
	General Obligation 4.9%
	California State, Unlimited General Obligation
	4.00%, due 11/1/44	2,000,000	2,041,360
	6.00%, due 4/1/38	305,000	334,802
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	210,000	210,363
	Series A, Insured: AGC 5.00%, due 7/1/23	210,000	212,085
	Series A, Insured: AGM 5.00%, due 7/1/35	1,100,000	1,118,733
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	945,000	990,417
	Series A, Insured: AGM 5.50%, due 7/1/27	185,000	192,629
	Hartnell Community College District, CABS, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,045,950
	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
	Series C 5.25%, due 11/1/31	1,000,000	1,066,000
	Series C 5.75%, due 11/1/34	650,000	778,726
	Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	507,910
	Palomar Health, Unlimited General Obligation
	Series A 5.00%, due 8/1/33	600,000	673,236
	Series A 5.00%, due 8/1/34	500,000	558,030
	Peralta Community College District, Election 2006, Unlimited General Obligation Series D 4.00%, due 8/1/39	1,450,000	1,475,737
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/21	300,000	304,131
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	475,000	501,534
	Tahoe Forest, California Hospital District, Unlimited General Obligation
	3.00%, due 8/1/37	475,000	420,598
	5.00%, due 8/1/29	1,815,000	2,132,008
	Yuba Community College District, Election 2006, Unlimited General Obligation Series B, Insured: AMBAC (zero coupon), due 8/1/42	100,000	28,617
			14,592,866
	Higher Education 1.8%
	California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	1,840,644
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,027,900
	California Statewide Communities Development Authority, The Culinary Institute of America Project, Revenue Bonds
	Series B 5.00%, due 7/1/32	490,000	536,168
	Series B 5.00%, due 7/1/36	405,000	436,837
	Kern California Community College District, COPS, Revenue Bonds Insured: BAM 3.00%, due 6/1/33	500,000	456,420
	Palomar Community College District, Capital Appreciation-Election, Unlimited General Obligation Series B (zero coupon), due 8/1/45	1,000,000	669,520
	University of California, Revenue Bonds Series AF 5.00%, due 5/15/27	225,000	262,615
			5,230,104
	Housing 1.1%
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds Series A 5.00%, due 6/1/46 (b)	1,000,000	965,930
	California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	2,075,000	2,216,287
			3,182,217
	Medical 7.9%
	ABAG Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/43	1,750,000	1,932,455
	Antelope Valley Healthcare District, Revenue Bonds Series A 5.25%, due 3/1/36	250,000	251,893
	California Health Facilities Financing Authority, Lucile Packard Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/51	1,500,000	1,652,820
	California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/34	1,600,000	1,630,816
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
	Series A 5.00%, due 11/15/34	1,000,000	1,127,110
	Series A 5.00%, due 11/15/35	1,275,000	1,432,921
¤	California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
	4.00%, due 9/1/30	1,210,000	1,273,646
	4.00%, due 9/1/33	1,225,000	1,251,411
	4.00%, due 9/1/34	1,000,000	1,022,370
	4.00%, due 9/1/35	700,000	714,525
	5.00%, due 9/1/32	705,000	810,891
	California Municipal Finance Authority, Community Hospitals Center, Certificates of Participation 5.50%, due 2/1/39	1,000,000	1,064,630
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	514,706
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,072,710
	California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,054,170
	California State Municipal Finance Authority, NorthBay Healthcare Group, Revenue Bonds Series A 5.25%, due 11/1/47	1,500,000	1,609,935
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.00%, due 12/1/46 (b)	2,000,000	2,052,380
	Series A 5.25%, due 12/1/56 (b)	1,000,000	1,032,710
	City of Whittier, California, Health Facility Presbyterian Intercommunity Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,142,710
	Palomar Health, Revenue Bonds 5.00%, due 11/1/39	1,000,000	1,033,460
			23,678,269
	Mello-Roos 0.5%
	Rio Elementary School District Community Facilities District No.1, Special Tax
	Insured: BAM 5.00%, due 9/1/31	525,000	600,122
	Insured: BAM 5.00%, due 9/1/35	500,000	558,015
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: BAM 4.00%, due 9/2/31	450,000	471,920
			1,630,057
	Nursing Homes 1.0%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	525,860
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds
	5.00%, due 10/1/26	400,000	455,076
	5.00%, due 10/1/45	1,300,000	1,379,677
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	618,005
			2,978,618
	Power 2.9%
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	1,000,000	1,041,450
¤	Los Angeles Department of Water & Power, Revenue Bonds Subseries A-5 0.50%, due 7/1/35 (c)	5,500,000	5,500,000
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	240,000	241,603
	Series UU, Insured: AGC 4.25%, due 7/1/27	100,000	100,398
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	647,437
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	226,811
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/36	750,000	849,060
			8,606,759
	School District 16.9%
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	939,626
	Arcadia Unified School District, Election 2006, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,003,180
	Baldwin Park Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/30	3,530,000	4,128,406
	Carpinteria Unified School District, Election 2014, Unlimited General Obligation Series A 5.00%, due 8/1/40	500,000	565,325
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	624,655
	Centinela Valley Union High School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/29	2,465,000	2,678,617
	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/1/37	2,000,000	2,206,760
	Colton Joint Unified School District, Capital Appreciation-Election 2001, Unlimited General Obligation Series C, Insured: NATL (zero coupon), due 2/1/37	2,730,000	1,163,526
	Colton Joint Unified School District, Election 2008, Unlimited General Obligation
	Series D, Insured: BAM 4.00%, due 8/1/33	1,600,000	1,676,048
	Series D, Insured: BAM 4.00%, due 8/1/34	575,000	598,541
	Cupertino Union School District, Election 2012, Unlimited General Obligation Series C 4.00%, due 8/1/40	1,000,000	1,039,290
	East Side Union High School District, Unlimited General Obligation Series B 4.00%, due 8/1/34	1,500,000	1,565,115
	Fontana Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,349,502
	Fresno Unified School District, Election 2010, Unlimited General Obligation
	Series F 4.00%, due 8/1/32	1,475,000	1,559,842
	Series F 4.00%, due 8/1/33	1,760,000	1,848,035
	Jurupa Unified School District, Unlimited General Obligation
	Series B 5.00%, due 8/1/33	1,555,000	1,812,010
	Series B 5.00%, due 8/1/37	1,000,000	1,147,910
	Los Angeles Unified School District, Unlimited General Obligation
	Series A 5.00%, due 7/1/30	2,000,000	2,344,220
	Series D 5.00%, due 1/1/34	1,410,000	1,526,353
	Monterey Peninsula Unified School District, Election 2010, Unlimited General Obligation Series C 4.00%, due 8/1/45	400,000	407,288
	Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	763,475
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	597,085
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	5.00%, due 8/1/30	1,155,000	1,366,550
	Series A 5.00%, due 8/1/30	1,015,000	1,200,907
	5.00%, due 8/1/31	1,100,000	1,290,619
	Oceanside Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/51	1,250,000	178,780
	Oxnard California Union High School District, Election 2004, Unlimited General Obligation Series D 4.00%, due 8/1/33	1,015,000	1,061,152
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	411,595
	Pittsburg Unified School District, CABS, Election 2010, Unlimited General Obligation
	Series C (zero coupon), due 8/1/47	3,500,000	668,430
	Series C (zero coupon), due 8/1/52	5,000,000	687,350
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured:AGM 5.00%, due 8/1/34	655,000	741,617
	San Jacinto Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/31	855,000	976,487
	San Mateo Foster City School District, Election, Unlimited General Obligation (zero coupon), due 8/1/42	2,000,000	1,626,020
	San Ysidro School District, Unlimited General Obligation
	Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	327,775
	Insured: AGM (zero coupon), due 8/1/47	3,000,000	654,360
	Sanger Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 8/1/39	1,020,000	1,042,685
	Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	971,010
	Series B 5.00%, due 8/1/38	1,000,000	1,121,710
	Savanna School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 2/1/52	1,000,000	612,500
	Stockton Unified School District, Unlimited General Obligation
	Insured: AGM 5.00%, due 7/1/28	500,000	564,705
	Insured: AGM 5.00%, due 1/1/29	200,000	225,286
	Sweetwater Union High School District, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/27	700,000	818,965
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,433,052
	Westminster School District, CABS-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	750,000
			50,276,364
	Tobacco Settlement 3.8%
¤	California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
	Series B (zero coupon), due 6/1/46	10,000,000	1,033,200
	Series A 5.125%, due 6/1/38	1,290,000	1,242,128
	5.125%, due 6/1/38	550,000	534,259
	5.25%, due 6/1/46	1,165,000	1,108,917
	5.60%, due 6/1/36	500,000	508,825
	5.70%, due 6/1/46	1,000,000	1,017,670
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	119,355
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	2,500,000	2,461,900
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	962,823
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	820,000	797,229
	Series A-1 5.50%, due 6/1/45	1,500,000	1,430,835
			11,217,141
	Transportation 3.9%
	Alameda Corridor Transportation Authority, Revenue Bonds
	Series B, Insured: AGM 4.00%, due 10/1/37	750,000	753,555
	Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,146,990
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	595,965
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series M, Insured: AGC 4.125%, due 7/1/19	120,000	121,272
	Series AA-1, Insured: AGM 4.95%, due 7/1/26	500,000	509,095
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	670,381
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,074,800
	Insured: AMBAC 5.50%, due 7/1/26	275,000	289,435
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,677,945
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds Series B 5.25%, due 1/15/49	500,000	529,085
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	2,500,000	2,684,900
	Series A 5.00%, due 1/15/50	500,000	535,535
	Series B 5.25%, due 1/15/44	1,000,000	1,059,960
			11,648,918
	Utilities 3.0%
¤	Guam Government, Waterworks Authority, Revenue Bonds
	5.25%, due 7/1/33	1,100,000	1,201,156
	5.50%, due 7/1/43	1,415,000	1,549,948
	Imperial Irrigation District Electric, Revenue Bonds Series C 5.00%, due 11/1/37	1,000,000	1,134,520
	Modesto Irrigation District, Electric Revenue Bonds
	5.00%, due 10/1/27	600,000	712,626
	5.00%, due 10/1/29	1,520,000	1,778,263
	5.00%, due 10/1/30	750,000	871,950
	Redding Joint Powers Financing Authority, Revenue Bonds Series A 5.00%, due 6/1/32	440,000	500,144
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,117,980
			8,866,587
	Water 9.8%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	501,400
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (b)	1,270,000	1,270,635
	City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	587,755
	City of Riverside, California, Sewer Revenue Bonds Series A 5.00%, due 8/1/40	1,030,000	1,145,144
	City of Tulare CA, Sewer, Revenue Bonds Insured: AGM 4.00%, due 11/15/41	2,000,000	2,037,060
¤	Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	4,020,000	4,229,522
	Lodi Public Financing Authority Wastewater, Revenue Bonds
	Series A 3.00%, due 10/1/34	370,000	343,360
	Series A 5.00%, due 10/1/31	300,000	352,767
	Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds
	Series A 4.00%, due 10/1/33	1,000,000	1,035,680
	Series A 5.00%, due 10/1/30	1,075,000	1,272,542
	Los Angeles Department of Water & Power Waterworks, Revenue Bonds Series B 5.00%, due 7/1/36	1,165,000	1,344,107
	Madera Irrigation District, Water Revenue Bonds
	Insured: AGM 4.00%, due 9/1/30	1,000,000	1,050,090
	Insured: AGM 4.00%, due 9/1/32	1,000,000	1,037,080
	Insured: AGM 4.00%, due 9/1/33	375,000	387,056
	Insured: AGM 5.00%, due 9/1/29	500,000	580,930
¤	Metropolitan Water District of Southern California, Revenue Bonds Series B-1 0.56%, due 7/1/37 (c)	5,500,000	5,500,000
	Oakdale Irrigation District, Water Revenue Bonds
	Series A 5.00%, due 8/1/30	160,000	184,466
	Series A 5.00%, due 8/1/31	200,000	227,766
	Series A 5.00%, due 8/1/32	165,000	188,542
	Series A 5.00%, due 8/1/33	250,000	284,548
	Series A 5.00%, due 8/1/34	250,000	283,433
	Series A 5.00%, due 8/1/35	225,000	254,801
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,118,170
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/28	100,000	102,373
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A 5.75%, due 7/1/37	1,000,000	773,880
	Series A 6.00%, due 7/1/44	1,000,000	781,560
	Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	569,310
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,188,190
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,068
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	574,555
			29,231,790
	Total Municipal Bonds (Cost $292,208,705)		282,941,178
	Total Investments (Cost $292,208,705) (d)	95.0%	282,941,178
	Other Assets, Less Liabilities	5.0	14,924,758
	Net Assets	100.0%	$297,865,936

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2017.
(d)	As of January 31, 2017, cost was $292,208,705 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$4,016,217
Gross unrealized depreciation	(13,283,744)
Net unrealized depreciation	$(9,267,527)

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(325)	March 2017	$(40,452,344)	$48,081
United States Treasury Long Bond	(35)	March 2017	(5,279,531)	(54,768)
			$(45,731,875)	$(6,687)

1. As of January 31, 2017, cash in the amount of $625,250 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$282,941,178	$—	$282,941,178
Total Investments in Securities	—	282,941,178	—	282,941,178
Other Financial Instruments
Futures Contracts (b)	48,081	—	—	48,081
Total Investments in Securities and Other Financial Instruments	$48,081	$282,941,178	$—	$282,989,259

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(54,768)	$—	$—	$(54,768)
Total Other Financial Instruments	$(54,768)	$—	$—	$(54,768)

(a)	For a complete listing of investments and their industries, see the portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.3% †
Equity Funds 48.1%
IQ 50 Percent Hedged FTSE International ETF	361,027	$6,697,051
IQ Global Resources ETF	92,077	2,402,289
MainStay Absolute Return Multi-Strategy Fund Class I (a)	3,515,047	35,466,825
MainStay Cornerstone Growth Fund Class I (a)	62,954	1,819,373
MainStay Cushing MLP Premier Fund Class I	228,331	3,548,270
MainStay Cushing Renaissance Advantage Fund Class I (a)	655,547	14,435,145
MainStay Emerging Markets Opportunities Fund Class I (a)	1,524,752	13,036,629
MainStay Epoch Capital Growth Fund Class I	326,884	3,481,317
MainStay Epoch Global Choice Fund Class I (a)	553,965	9,960,293
MainStay Epoch U.S. All Cap Fund Class I	471,992	12,720,171
MainStay Epoch U.S. Equity Yield Fund Class I	185,242	2,776,775
MainStay Epoch U.S. Small Cap Fund Class I (a)	801,201	24,524,768
MainStay ICAP Equity Fund Class I	127,417	5,373,174
MainStay ICAP International Fund Class I	136,427	4,100,999
MainStay International Opportunities Fund Class I	416,536	3,436,421
MainStay Large Cap Growth Fund Class I	2,205,581	19,828,174
MainStay MAP Fund Class I	648,860	25,337,967
MainStay S&P 500 Index Fund Class I	71,356	3,362,285
MainStay U.S. Equity Opportunities Fund Class I	2,807,732	26,561,145
Total Equity Funds (Cost $193,314,305)		218,869,071
Fixed Income Funds 50.2%
IQ Enhanced Core Bond U.S. ETF (a)	1,012,917	19,711,365
IQ Enhanced Core Plus Bond U.S. ETF	2,664	52,747
MainStay Convertible Fund Class I	273,779	4,539,261
MainStay Floating Rate Fund Class I	3,201,754	29,968,417
MainStay High Yield Corporate Bond Fund Class I	3,956,185	22,906,311
MainStay High Yield Municipal Bond Fund Class I	651,626	7,773,899
MainStay High Yield Opportunities Fund Class I	276,261	2,980,857
MainStay Indexed Bond Fund Class I (a)	3,099,793	32,795,812
MainStay Short Duration High Yield Fund Class I	1,057,391	10,510,467
MainStay Total Return Bond Fund Class I (a)	8,102,328	84,669,330
MainStay Unconstrained Bond Fund Class I	1,445,463	12,691,164
Total Fixed Income Funds (Cost $228,214,121)		228,599,630
Total Affiliated Investment Companies (Cost $421,528,426)		447,468,701

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $8,447,618 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 10/31/21, with a Principal Amount of $8,550,000 and a Market Value of $8,618,657)	$8,447,611	8,447,611
Total Short-Term Investment (Cost $8,447,611)		8,447,611
Total Investments (Cost $429,976,037) (b)	100.1%	455,916,312
Other Assets, Less Liabilities	(0.1)	(539,549)
Net Assets	100.0%	$455,376,763

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $435,133,521 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$29,563,934
Gross unrealized depreciation	(8,781,143)
Net unrealized appreciation	$20,782,791

The following abbreviation is used in the preceding page:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$218,869,071	$—	$—	$218,869,071
Fixed Income Funds	228,599,630	—	—	228,599,630
Short-Term Investment
Repurchase Agreement	—	8,447,611	—	8,447,611
Total Investments in Securities	$447,468,701	$8,447,611	$—	$455,916,312

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Aerospace & Defense 4.5%
	Boeing Co. (The)	46,516	$7,601,645
	Huntington Ingalls Industries, Inc.	17,085	3,313,807
	Lockheed Martin Corp.	23,242	5,841,412
	Northrop Grumman Corp.	20,150	4,615,962
	Spirit AeroSystems Holdings, Inc. Class A	51,271	3,078,823
			24,451,649
	Air Freight & Logistics 0.6%
	FedEx Corp.	296	55,977
	United Parcel Service, Inc. Class B	28,155	3,072,555
			3,128,532
	Airlines 0.4%
	JetBlue Airways Corp. (a)	39,818	780,831
	Southwest Airlines Co.	21,159	1,106,827
			1,887,658
	Auto Components 0.3%
	Lear Corp.	11,204	1,591,976
	Visteon Corp. (a)	466	41,740
			1,633,716
	Automobiles 0.0%‡
	Thor Industries, Inc.	571	59,099

	Banks 0.3%
	Bank of America Corp.	16,001	362,262
	First Hawaiian, Inc.	32,508	1,072,439
	JPMorgan Chase & Co.	1,306	110,527
			1,545,228
	Beverages 1.9%
	Coca-Cola Co. (The)	72,011	2,993,497
	Constellation Brands, Inc. Class A	968	144,968
	Dr. Pepper Snapple Group, Inc.	12,951	1,181,131
	PepsiCo., Inc.	59,422	6,166,815
			10,486,411
	Biotechnology 5.4%
	AbbVie, Inc.	106,793	6,526,120
¤	Amgen, Inc.	54,453	8,531,696
	Biogen, Inc. (a)	13,117	3,636,557
	Celgene Corp. (a)	11,814	1,372,196
	Gilead Sciences, Inc.	102,700	7,440,615
	United Therapeutics Corp. (a)	9,333	1,527,159
			29,034,343
	Capital Markets 1.5%
	Lazard, Ltd. Class A	68,771	2,921,392
	LPL Financial Holdings, Inc.	77,026	3,027,122
	S&P Global, Inc.	18,785	2,257,581
			8,206,095
	Chemicals 0.6%
	Celanese Corp. Series A	55	4,642
	E.I. du Pont de Nemours & Co.	41,923	3,165,186
			3,169,828
	Communications Equipment 1.6%
	ARRIS International PLC (a)	18,397	525,786
	Brocade Communications Systems, Inc.	132,031	1,646,427
	CommScope Holding Co., Inc. (a)	83,437	3,155,587
	F5 Networks, Inc. (a)	23,190	3,108,156
			8,435,956
	Construction Materials 0.0%‡
	Eagle Materials, Inc.	466	48,734

	Containers & Packaging 1.1%
	Berry Plastics Group, Inc. (a)	60,722	3,098,644
	Packaging Corp. of America	32,017	2,951,327
			6,049,971
	Diversified Telecommunication Services 0.4%
	Verizon Communications, Inc.	43,709	2,142,178

	Energy Equipment & Services 0.4%
	Baker Hughes, Inc.	10,036	633,071
	Transocean, Ltd. (a)	93,854	1,311,140
			1,944,211
	Food & Staples Retailing 1.2%
	Costco Wholesale Corp.	6,948	1,139,125
	CVS Health Corp.	14,961	1,179,076
	Sysco Corp.	77,158	4,047,709
			6,365,910
	Food Products 2.3%
	Campbell Soup Co.	53,807	3,348,410
	Conagra Brands, Inc.	16,487	644,477
	General Mills, Inc.	12,838	802,118
	Ingredion, Inc.	11,582	1,484,697
	Pilgrim's Pride Corp.	150,451	2,879,632
	Post Holdings, Inc. (a)	5,853	489,779
	Tyson Foods, Inc. Class A	46,250	2,904,037
			12,553,150
	Health Care Equipment & Supplies 1.6%
	Baxter International, Inc.	4,761	228,099
	Becton Dickinson & Co.	25,779	4,570,359
	Danaher Corp.	7,642	641,317
	Hill-Rom Holdings, Inc.	1,767	104,023
	Hologic, Inc. (a)	81,152	3,289,091
			8,832,889
	Health Care Providers & Services 5.1%
	Aetna, Inc.	28,300	3,356,663
	Anthem, Inc.	14,169	2,184,010
	Cigna Corp.	8,728	1,276,208
	Express Scripts Holding Co. (a)	46,531	3,205,055
	HCA Holdings, Inc. (a)	54	4,335
	Humana, Inc.	20,557	4,080,565
¤	UnitedHealth Group, Inc.	62,672	10,159,131
	WellCare Health Plans, Inc. (a)	21,744	3,164,622
			27,430,589
	Hotels, Restaurants & Leisure 4.5%
	Brinker International, Inc.	54,937	2,444,696
	Darden Restaurants, Inc.	21,702	1,590,323
	Extended Stay America, Inc.	66,744	1,081,920
	International Game Technology PLC	47,385	1,251,438
	Las Vegas Sands Corp.	67,962	3,573,442
	McDonald's Corp.	29,861	3,660,063
	Six Flags Entertainment Corp.	50,741	3,023,149
	Starbucks Corp.	30,912	1,706,961
	Vail Resorts, Inc.	9,617	1,649,700
	Wyndham Worldwide Corp.	41,509	3,281,702
	Yum! Brands, Inc.	16,650	1,091,074
			24,354,468
	Household Products 0.2%
	Spectrum Brands Holdings, Inc.	9,292	1,239,460

	Industrial Conglomerates 2.4%
	3M Co.	38,016	6,645,957
	General Electric Co.	43,961	1,305,642
	Honeywell International, Inc.	44,178	5,227,141
			13,178,740
	Insurance 0.9%
	Allied World Assurance Co. Holdings, A.G.	31,108	1,652,768
	AmTrust Financial Services, Inc.	15,966	421,343
	Aon PLC	272	30,654
	Endurance Specialty Holdings, Ltd.	14,946	1,385,345
	Lincoln National Corp.	19,708	1,330,487
			4,820,597
	Internet & Catalog Retail 4.3%
¤	Amazon.com, Inc. (a)	22,240	18,314,195
	Expedia, Inc.	29,200	3,550,428
	Priceline Group, Inc. (The) (a)	783	1,233,327
			23,097,950
	Internet Software & Services 10.2%
	Akamai Technologies, Inc. (a)	50,088	3,435,536
¤	Alphabet, Inc.
	Class A (a)	15,781	12,943,418
	Class C (a)	15,996	12,745,453
	eBay, Inc. (a)	144,512	4,599,817
¤	Facebook, Inc. Class A (a)	111,313	14,506,310
	GoDaddy, Inc. Class A (a)	74,885	2,675,641
	IAC/InterActiveCorp (a)	15,154	1,042,747
	VeriSign, Inc. (a)	39,879	3,198,695
			55,147,617
	IT Services 4.9%
	Accenture PLC Class A	37,302	4,247,579
	CoreLogic, Inc. (a)	74,835	2,639,430
	DST Systems, Inc.	235	27,060
	Fidelity National Information Services, Inc.	4,413	350,480
	International Business Machines Corp.	13,535	2,362,128
	MasterCard, Inc. Class A	46,223	4,914,892
	PayPal Holdings, Inc. (a)	22,837	908,456
	Teradata Corp. (a)	53,942	1,583,737
	Visa, Inc. Class A	91,391	7,558,950
	Western Union Co. (The)	78,284	1,532,801
			26,125,513
	Life Sciences Tools & Services 0.2%
	Charles River Laboratories International, Inc. (a)	10,791	871,913

	Machinery 0.6%
	Oshkosh Corp.	40,635	2,829,415
	Toro Co. (The)	8,007	471,853
			3,301,268
	Media 7.3%
	AMC Networks, Inc. Class A (a)	55,934	3,207,815
	Cable One, Inc.	1,844	1,166,109
	CBS Corp. Class B	31,282	2,017,376
	Charter Communications, Inc. Class A (a)	187	60,579
	Cinemark Holdings, Inc.	65,820	2,797,350
	Clear Channel Outdoor Holdings, Inc. Class A	2,623	12,984
¤	Comcast Corp. Class A	131,225	9,896,990
	Interpublic Group of Cos., Inc. (The)	36,370	855,786
	Lions Gate Entertainment Corp. Class A	94,479	2,718,161
	Omnicom Group, Inc.	43,268	3,705,904
	Regal Entertainment Group Class A	128,952	2,922,052
	Time Warner, Inc.	12,386	1,199,584
	Walt Disney Co. (The)	76,953	8,514,849
			39,075,539
	Metals & Mining 1.0%
	Steel Dynamics, Inc.	79,513	2,688,334
	United States Steel Corp.	83,556	2,733,117
			5,421,451
	Multiline Retail 0.5%
	Nordstrom, Inc.	27,647	1,222,550
	Target Corp.	18,771	1,210,354
			2,432,904
	Oil, Gas & Consumable Fuels 1.6%
	Apache Corp.	4,470	267,395
	ONEOK, Inc.	59,889	3,300,483
	Rice Energy, Inc. (a)	11,639	230,801
	SM Energy Co.	15,159	462,501
	Southwestern Energy Co. (a)	73,564	662,812
	Targa Resources Corp.	7,163	412,732
	Tesoro Corp.	934	75,514
	Valero Energy Corp.	42,417	2,789,342
	Williams Cos., Inc. (The)	11,839	341,437
			8,543,017
	Personal Products 0.8%
	Herbalife, Ltd. (a)	27,764	1,560,337
	Nu Skin Enterprises, Inc. Class A	56,879	2,950,882
			4,511,219
	Pharmaceuticals 0.6%
	Bristol-Myers Squibb Co.	26,943	1,324,518
	Eli Lilly & Co.	7,330	564,630
	Johnson & Johnson	9,542	1,080,631
	Mallinckrodt PLC (a)	1,522	74,167
			3,043,946
	Professional Services 0.4%
	ManpowerGroup, Inc.	4,463	426,038
	Robert Half International, Inc.	31,432	1,479,190
			1,905,228
	Real Estate Investment Trusts 0.4%
	American Tower Corp.	19,141	1,981,093
	Equity LifeStyle Properties, Inc.	1,118	82,665
			2,063,758
	Road & Rail 0.1%
	Avis Budget Group, Inc. (a)	59	2,196
	Landstar System, Inc.	6,192	523,843
			526,039
	Semiconductors & Semiconductor Equipment 2.9%
	Applied Materials, Inc.	83,670	2,865,698
	Broadcom, Ltd.	2,758	550,221
	Intel Corp.	94,943	3,495,801
	Lam Research Corp.	32,249	3,704,120
	NVIDIA Corp.	5,919	646,236
	ON Semiconductor Corp. (a)	43,475	579,087
	QUALCOMM, Inc.	28,244	1,509,077
	Texas Instruments, Inc.	28,766	2,172,984
			15,523,224
	Software 6.8%
	Activision Blizzard, Inc.	101,471	4,080,149
	Citrix Systems, Inc. (a)	30,409	2,772,996
¤	Microsoft Corp.	408,440	26,405,646
	Nuance Communications, Inc. (a)	188,694	2,992,687
	VMware, Inc. Class A (a)	6,831	597,986
			36,849,464
	Specialty Retail 5.3%
	Best Buy Co., Inc.	61,284	2,728,364
	Burlington Stores, Inc. (a)	35,082	2,936,363
	Dick's Sporting Goods, Inc.	36,052	1,860,283
	Foot Locker, Inc.	22,846	1,565,865
	GameStop Corp. Class A	54,397	1,332,183
	Gap, Inc. (The)	114,500	2,636,935
	Home Depot, Inc. (The)	52,966	7,287,062
	Lowe's Cos., Inc.	73,796	5,393,012
	Murphy U.S.A., Inc. (a)	6,539	416,534
	Ross Stores, Inc.	32,309	2,135,948
	TJX Cos., Inc. (The)	3,512	263,119
			28,555,668
	Technology Hardware, Storage & Peripherals 7.1%
¤	Apple, Inc.	265,034	32,161,876
	NCR Corp. (a)	73,067	3,143,342
	NetApp, Inc.	78,387	3,003,790
			38,309,008
	Textiles, Apparel & Luxury Goods 0.8%
	Michael Kors Holdings, Ltd. (a)	70,343	3,011,384
	NIKE, Inc. Class B	9,587	507,152
	Skechers U.S.A., Inc. Class A (a)	39,122	982,745
			4,501,281
	Tobacco 1.9%
¤	Altria Group, Inc.	135,058	9,613,429
	Philip Morris International, Inc.	6,372	612,540
			10,225,969
	Trading Companies & Distributors 1.0%
	HD Supply Holdings, Inc. (a)	37,778	1,598,009
	United Rentals, Inc. (a)	29,625	3,747,859
			5,345,868
	Wireless Telecommunication Services 0.7%
	Sprint Corp. (a)	14,129	130,411
	T-Mobile U.S., Inc. (a)	57,026	3,551,009
			3,681,420
	Total Common Stocks (Cost $456,806,280)		520,058,676
	Exchange-Traded Fund(b) 3.7%
	Banks 3.7%
¤	iShares Russell 1000 Growth ETF	184,955	20,039,874

	Total Exchange-Traded Fund (Cost $19,996,034)		20,039,874
	Total Investments (Cost $476,802,314) (c)	100.3%	540,098,550
	Other Assets, Less Liabilities	(0.3)	(1,365,178)
	Net Assets	100.0%	$538,733,372

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2017, cost was $477,109,521 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$74,232,732
Gross unrealized depreciation	(11,243,703)
Net unrealized appreciation	$62,989,029

The following abbreviation is used in the above portfolio:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$520,058,676	$—	$—	$520,058,676
Exchange-Traded Fund
Equity Funds	20,039,874	—	—	20,039,874
Total Investments in Securities	$540,098,550	$—	$—	$540,098,550

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 90.0% †
	Brazil 5.6%
	Banco Bradesco S.A. (Banks)	63,800	$650,735
	Banco do Brasil S.A. (Banks)	68,300	674,308
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	44,100	438,747
	Cosan S.A. Industria e Comercio (Oil, Gas & Consumable Fuels)	50,000	638,983
	JBS S.A. (Food Products)	109,400	413,145
	Kroton Educacional S.A. (Diversified Consumer Services)	2,900	12,433
	M Dias Branco S.A. (Food Products)	10,500	412,923
	MRV Engenharia e Participacoes S.A. (Household Durables)	127,400	515,891
	QGEP Participacoes S.A. (Oil, Gas & Consumable Fuels)	150,600	271,463
	Qualicorp S.A. (Health Care Providers & Services)	73,900	483,348
	Ser Educacional S.A. (Diversified Consumer Services) (a)	75,100	422,797
	Smiles S.A. (Media)	31,100	513,218
	Sul America S.A. (Insurance)	78,100	460,753
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	70,700	481,490
	Vale S.A. (Metals & Mining)	46,900	478,957
			6,869,191
	Chile 0.9%
	CAP S.A. (Metals & Mining)	51,184	471,138
	Cencosud S.A. (Food & Staples Retailing)	149,423	435,431
	Enel Americas S.A. (Electric Utilities)	836,506	149,612
			1,056,181
	China 23.9%
	Agricultural Bank of China, Ltd. Class H (Banks)	1,542,000	647,891
	Air China, Ltd. Class H (Airlines)	1,048,000	756,396
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	62,000	32,882
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (b)	1,200	210,084
	Bank of China, Ltd. Class H (Banks)	1,502,000	685,288
	Bank of Communications Co., Ltd. Class H (Banks)	575,000	426,124
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	147,000	735,104
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	175,000	107,361
	Best Pacific International Holdings, Ltd. Class H (Textiles, Apparel & Luxury Goods)	182,000	148,482
	BYD Electronic International Co., Ltd. (Communications Equipment)	497,500	400,749
	Changyou.com, Ltd., ADR (Software) (b)	17,600	424,512
	Chaowei Power Holdings, Ltd. (Auto Components)	424,000	350,287
	China Agri-Industries Holdings, Ltd. (Food Products) (b)	1,043,000	483,935
	China Cinda Asset Management Co., Ltd. Class H (Capital Markets)	1,223,000	425,589
	China CITIC Bank Corp., Ltd. Class H (Banks)	394,000	260,503
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	1,250,000	852,247
	China Distance Education Holdings, Ltd., ADR (Diversified Consumer Services)	5,600	57,848
	China Everbright, Ltd. (Capital Markets)	144,000	276,534
	China Evergrande Group (Real Estate Management & Development) (c)	702,000	491,289
	China Foods, Ltd. (Food Products)	198,000	89,827
	China Galaxy Securities Co., Ltd. Class H (Capital Markets)	106,500	99,515
	China Lesso Group Holdings, Ltd. (Building Products)	123,000	84,337
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	24,000	14,569
	China National Building Material Co., Ltd. Class H (Construction Materials)	722,000	424,328
	China National Materials Co., Ltd. Class H (Construction Materials)	32,000	8,372
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	454,000	363,369
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	534,000	744,678
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	2,000	3,459
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	132,500	282,456
	China Southern Airlines Co., Ltd. Class H (Airlines)	540,000	311,797
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,534,000	729,544
	China Vanke Co., Ltd. Class H (Real Estate Management & Development)	89,000	227,120
	China Water Affairs Group, Ltd. (Water Utilities)	372,000	253,629
	China Yongda Automobiles Services Holdings, Ltd. (Specialty Retail)	389,000	263,715
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	423,000	258,961
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	336,000	426,122
	CNOOC, Ltd., Sponsored ADR (Oil, Gas & Consumable Fuels)	500	62,915
	Dah Chong Hong Holdings, Ltd. (Distributors)	16,000	6,537
	Dongyue Group, Ltd. (Chemicals) (b)(d)(e)	301,000	53,148
	Far East Horizon, Ltd. (Diversified Financial Services)	104,000	95,168
	Fufeng Group, Ltd. (Chemicals)	310,000	179,394
	Geely Automobile Holdings, Ltd. (Automobiles)	360,000	428,257
	Great Wall Motor Co., Ltd. Class H (Automobiles)	400,500	404,686
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	560,000	766,500
	Harbin Electric Co., Ltd. Class H (Electrical Equipment)	244,000	122,017
	Hisense Kelon Electrical Holdings Co., Ltd. Class H (Household Durables)	505,000	462,114
	Huaneng Renewables Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	104,000	32,572
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	1,039,000	640,093
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	90,000	112,864
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	135,000	466,303
	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	532,000	426,483
	Lonking Holdings, Ltd. (Machinery)	539,000	142,411
	Momo, Inc., Sponsored ADR (Internet Software & Services) (b)	19,800	450,054
¤	NetEase, Inc., ADR (Internet Software & Services)	4,500	1,142,550
	New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (b)	7,800	370,890
	NQ Mobile, Inc. Class A, ADR (Software) (b)	25,200	96,012
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	52,000	268,749
	Q Technology Group Co., Ltd. (Household Durables) (b)	739,000	499,086
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (b)(c)	281,800	388,619
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	26,000	39,542
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	182,000	491,423
	Shanghai Pharmaceuticals Holding Co., Ltd. Class H (Health Care Providers & Services)	231,600	592,813
	SINA Corp. (Internet Software & Services) (b)	2,000	139,440
	Sinopec Shanghai Petrochemical Co., Ltd. Class H (Chemicals)	992,000	616,252
	Sinopharm Group Co., Ltd. Class H (Health Care Providers & Services)	24,800	113,789
	Sinotruk Hong Kong, Ltd. (Machinery)	188,500	142,367
¤	Tencent Holdings, Ltd. (Internet Software & Services)	110,300	2,905,737
	Tian Ge Interactive Holdings, Ltd. (Internet Software & Services) (a)(b)	151,000	91,275
	Tianneng Power International, Ltd. (Auto Components)	282,000	249,329
	Tingyi (Cayman Islands) Holding Corp. (Food Products)	534,000	609,094
	TravelSky Technology, Ltd. Class H (IT Services)	200,000	451,095
	Weichai Power Co., Ltd. Class H (Machinery)	475,000	844,836
	Weiqiao Textile Co., Ltd. Class H (Textiles, Apparel & Luxury Goods)	353,000	227,026
	Xingda International Holdings, Ltd. (Auto Components)	779,000	379,515
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	74,000	66,381
	Xtep International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	427,000	181,060
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (Communications Equipment) (a)	73,500	156,115
	Yingde Gases Group Co., Ltd. (Chemicals)	140,500	85,471
	YY, Inc., ADR (Internet Software & Services) (b)	13,800	566,904
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	466,000	581,381
			29,507,170
	Colombia 0.6%
	Almacenes Exito S.A. (Food & Staples Retailing)	51,124	272,684
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	33,117	441,598
	Interconexion Electrica S.A. ESP (Electric Utilities)	7,264	26,227
			740,509
	Egypt 0.4%
	Commercial International Bank Egypt S.A.E. (Banks)	83,270	336,551
	Telecom Egypt Co. (Diversified Telecommunication Services)	291,766	188,763
			525,314
	Greece 0.4%
	FF Group (Specialty Retail) (b)	8,997	172,101
	JUMBO S.A. (Specialty Retail)	18,744	263,044
	Mytilineos Holdings S.A. (Industrial Conglomerates) (b)	14,321	99,559
			534,704
	Hong Kong 2.0%
	China Resources Cement Holdings, Ltd. (Construction Materials)	348,000	161,915
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (b)	1,552,000	202,029
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	92,000	29,643
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	448,500	494,807
¤	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	812,000	939,793
	Pou Sheng International Holdings, Ltd. (Specialty Retail)	917,000	209,191
	Real Nutriceutical Group, Ltd. (Personal Products)	745,000	58,571
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	239,500	333,372
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	94,000	59,849
			2,489,170
	Hungary 0.5%
	OTP Bank PLC (Banks)	18,884	580,360

	India 9.6%
	Balrampur Chini Mills, Ltd. (Food Products)	227,774	475,389
	Chennai Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	97,432	475,061
	Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	110,490	464,548
	eClerx Services, Ltd. (IT Services)	1	22
	Escorts, Ltd. (Machinery)	85,933	461,045
¤	HCL Technologies, Ltd. (IT Services)	75,798	899,029
	Hindalco Industries, Ltd. (Metals & Mining)	291,264	815,685
	Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	81,308	625,525
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	25,607	515,197
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	53,857	595,170
	Indian Bank (Banks)	113,934	456,777
	Infosys, Ltd. (IT Services)	5,377	73,659
	Jain Irrigation Systems, Ltd. (Machinery)	1	1
	Jammu & Kashmir Bank, Ltd. (The) (Banks)	324,924	299,805
	JK Tyre & Industries, Ltd. (Auto Components)	107,274	191,004
	JM Financial, Ltd. (Capital Markets)	47,406	47,899
	JSW Steel, Ltd. (Metals & Mining)	47,510	138,654
	Jubilant Life Sciences, Ltd. (Pharmaceuticals)	32,505	322,774
	Karnataka Bank, Ltd. (The) (Banks)	255,833	430,819
	Manappuram Finance, Ltd. (Consumer Finance)	387,693	449,437
	Mphasis, Ltd. (IT Services)	1,487	12,208
	Muthoot Finance, Ltd. (Consumer Finance)	17,811	81,107
	NHPC, Ltd. (Independent Power & Renewable Electricity Producers)	2	1
	Piramal Enterprises, Ltd. (Pharmaceuticals)	8,625	214,211
	Power Finance Corp., Ltd. (Diversified Financial Services)	375,783	719,773
	Sintex Industries, Ltd. (Building Products)	187,689	232,796
	Tata Motors, Ltd. Class A DVR (Automobiles)	105,057	513,710
	Tata Steel, Ltd. (Metals & Mining)	68,720	469,478
	Union Bank of India (Banks)	181,286	383,174
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	10,277	191,468
	Vedanta, Ltd. (Metals & Mining)	221,198	827,475
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	404,612	450,563
	Zensar Technologies, Ltd. (Software)	3,362	44,351
			11,877,815
	Indonesia 2.0%
	Bank Danamon Indonesia Tbk PT (Banks)	441,500	137,550
	Bank Negara Indonesia Persero Tbk PT (Banks)	1,347,500	575,230
	Charoen Pokphand Indonesia Tbk PT (Food Products)	44,600	10,355
	Global Mediacom Tbk PT (Media)	1,268,800	57,014
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	108,700	122,112
	Indofood Sukses Makmur Tbk PT (Food Products)	908,400	539,155
¤	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	3,508,800	1,016,967
			2,458,383
	Malaysia 1.2%
	AirAsia BHD (Airlines)	1,245,000	716,729
	CIMB Group Holdings BHD (Banks)	261,400	293,297
	Padini Holdings BHD (Specialty Retail)	296,800	163,493
	Press Metal BHD (Metals & Mining)	99,960	46,262
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	121,100	68,895
	VS Industry BHD (Electronic Equipment, Instruments & Components)	625,400	211,785
			1,500,461
	Mexico 1.1%
	Arca Continental S.A.B. de C.V. (Beverages)	54,000	290,360
	Cemex SAB de CV (Construction Materials) (b)	263,500	243,491
	Grupo Bimbo S.A.B. de C.V. Series A (Food Products)	100	221
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	43,000	206,097
	Industrias Bachoco S.A.B. de C.V. Series B (Food Products)	21,800	84,603
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	586,921	554,175
			1,378,947
	Peru 0.0%‡
	Ferreycorp SAA (Trading Companies & Distributors)	52,461	28,869

	Philippines 0.1%
	DMCI Holdings, Inc. (Industrial Conglomerates)	514,100	133,471

	Poland 1.0%
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (b)	20,020	188,217
	Jastrzebska Spolka Weglowa S.A. (Metals & Mining) (b)	9,757	163,189
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks) (b)	18,138	138,910
	Tauron Polska Energia S.A. (Electric Utilities) (b)	1,085,555	799,657
			1,289,973
	Republic of Korea 13.0%
	BNK Financial Group, Inc. (Banks)	44,764	328,575
	Daelim Industrial Co., Ltd. (Construction & Engineering)	9,569	690,852
	DGB Financial Group, Inc. (Banks)	58,129	493,704
	Dong-A Socio Holdings Co., Ltd. (Pharmaceuticals)	1,130	122,033
	DongKook Pharmaceutical Co., Ltd. (Pharmaceuticals)	2,551	122,710
	E-MART, Inc. (Food & Staples Retailing)	1,917	334,869
	Eugene Corp. (Construction Materials)	48,371	196,464
	Hana Financial Group, Inc. (Banks)	24,911	738,477
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (b)	74,331	191,568
	Hankook Tire Co., Ltd. (Auto Components)	9,039	440,244
	Hankook Tire Worldwide Co., Ltd. (Diversified Financial Services)	3,159	55,047
	Hansol Paper Co., Ltd. (Paper & Forest Products)	5,449	95,654
	Hanwha Chemical Corp. (Chemicals)	31,852	715,375
	Hanwha Corp. (Industrial Conglomerates)	22,349	676,951
	Hyosung Corp. (Chemicals)	4,843	564,690
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	8,136	305,949
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	13,536	483,969
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	23,741	614,925
	Hyundai Mobis Co., Ltd. (Auto Components)	1,420	295,706
	Industrial Bank of Korea (Banks)	47,629	520,513
	KB Financial Group, Inc. (Banks)	16,445	665,102
	KB Insurance Co., Ltd. (Insurance)	4,263	90,242
	KC Tech Co., Ltd. (Semiconductors & Semiconductor Equipment)	17,352	214,268
	Kia Motors Corp. (Automobiles)	8,970	280,964
	Korea District Heating Corp. (Electric Utilities)	547	31,302
	Korea Electric Power Corp. (Electric Utilities)	7,311	267,061
	Korean Air Lines Co., Ltd. (Airlines) (b)	15,257	345,944
	KT Corp. (Diversified Telecommunication Services)	4,013	101,525
	Kwangju Bank (Banks)	5,224	47,650
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	19,646	518,157
	LG Electronics, Inc. (Household Durables)	7,751	369,508
	LG Uplus Corp. (Diversified Telecommunication Services)	40,523	397,524
	Lotte Chemical Corp. (Chemicals)	701	227,112
	Posco Daewoo Corp. (Trading Companies & Distributors)	5,870	128,553
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	9,108	635,624
	Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (b)	4,629	641,312
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	334	567,061
	Samyang Corp. (Food Products)	3,376	278,307
	Shinhan Financial Group Co., Ltd. (Banks)	7,031	277,707
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	4,089	552,425
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	2,056	394,534
	SL Corp. (Auto Components)	13,976	280,218
	Tongyang Life Insurance (Insurance)	24,765	225,892
	Woori Bank (Banks)	51,058	575,561
			16,101,828
	Russia 2.2%
	Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	62,655	309,829
	Lukoil PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,441	585,845
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	7,967	128,826
	Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	53,300	558,051
	RusHydro PJSC, ADR (Electric Utilities)	127,665	216,392
	Severstal PJSC, GDR (Metals & Mining)	34,703	550,043
	Surgutneftegas OJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	36,425	195,056
	Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	5,454	221,432
			2,765,474
	Singapore 0.3%
	IGG, Inc. (Software)	470,000	352,550

	South Africa 6.5%
	African Rainbow Minerals, Ltd. (Metals & Mining)	54,317	485,729
	Assore, Ltd. (Metals & Mining)	4,137	84,981
	Astral Foods, Ltd. (Food Products)	12,066	135,739
	Barclays Africa Group, Ltd. (Banks)	50,533	595,558
	Bidvest Group, Ltd. (The) (Industrial Conglomerates)	9,264	109,009
¤	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	113,535	895,810
	FirstRand, Ltd. (Diversified Financial Services)	106,255	395,844
	Foschini Group, Ltd. (The) (Specialty Retail)	6,080	72,545
	Gold Fields, Ltd. (Metals & Mining)	105,189	360,414
	Imperial Holdings, Ltd. (Distributors)	51,450	636,911
	Liberty Holdings, Ltd. (Insurance)	82,577	674,098
	MMI Holdings, Ltd. (Insurance)	221,823	406,607
	Murray & Roberts Holdings, Ltd. (Construction & Engineering)	94,714	78,723
	Nedbank Group, Ltd. (Banks)	33,126	570,849
	Sappi, Ltd. (Paper & Forest Products)	102,143	656,217
	Sibanye Gold, Ltd. (Metals & Mining)	190,189	427,378
	Standard Bank Group, Ltd. (Banks)	69,036	737,341
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	39,174	214,054
	Tsogo Sun Holdings, Ltd. (Hotels, Restaurants & Leisure)	210,513	413,996
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & Engineering)	6,115	66,451
			8,018,254
	Taiwan 12.4%
	AmTRAN Technology Co., Ltd. (Household Durables)	48,000	34,377
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	1,510,000	621,419
	Basso Industry Corp. (Household Durables)	24,000	71,971
	China Metal Products Co., Ltd. (Metals & Mining)	52,000	52,172
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	934,000	561,663
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	42,000	45,757
	CTBC Financial Holding Co., Ltd. (Banks)	53,927	30,623
	First Financial Holding Co., Ltd. (Banks)	274,000	152,533
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	199,000	191,090
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	323,000	521,400
	Getac Technology Corp. (Technology Hardware, Storage & Peripherals)	239,000	354,924
	Grand Pacific Petrochemical (Chemicals)	112,000	72,711
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	218,218	582,685
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	105,000	78,718
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment) (b)	441,000	379,857
	King's Town Bank Co., Ltd. (Banks)	132,000	120,436
	LCY Chemical Corp. (Chemicals)	97,000	136,931
	Lien Hwa Industrial Corp. (Food Products)	81,000	60,467
	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	356,791	537,247
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	185,000	145,186
	Merry Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	101,000	418,873
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	216,000	520,947
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	303,000	463,983
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	252,000	603,752
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	529,000	667,452
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	264,000	720,092
	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	24,000	83,456
	Rechi Precision Co., Ltd. (Machinery)	356,000	366,835
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	315,000	580,840
	Systex Corp. (IT Services)	72,000	138,965
	Taishin Financial Holding Co., Ltd. (Banks)	261,000	98,252
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	680,000	4,024,118
	Tong Yang Industry Co., Ltd. (Auto Components)	68,000	124,954
	TYC Brother Industrial Co., Ltd. (Auto Components)	107,000	121,862
	United Integrated Services Co., Ltd. (Construction & Engineering)	24,000	39,278
	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	342,250	420,906
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	706,294	600,483
	WPG Holdings, Ltd. (Electronic Equipment, Instruments & Components)	210,000	250,558
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	98,000	135,529
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	591,000	233,791
			15,367,093
	Thailand 4.0%
	Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	56,600	255,592
	Charoen Pokphand Foods PCL, NVDR (Food Products)	827,800	670,045
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	77,900	446,913
	Home Product Center PCL, NVDR (Specialty Retail)	305,200	86,247
	Kiatnakin Bank PCL, NVDR (Banks)	221,700	358,901
	Krung Thai Bank PCL, NVDR (Banks)	771,800	416,478
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	273,800	762,068
	PTT Global Chemical PCL, NVDR (Chemicals)	134,600	258,993
¤	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	85,600	982,175
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	191,300	389,826
	Thai Union Group PCL, NVDR (Food Products)	200,800	118,621
	Tisco Financial Group PCL, NVDR (Banks)	99,500	172,380
			4,918,239
	Turkey 1.9%
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	40,557	107,273
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	110,182	453,501
	Tekfen Holding A.S. (Construction & Engineering)	221,901	443,432
	Turkiye Halk Bankasi A.S. (Banks)	93,282	277,635
	Turkiye Is Bankasi Class C (Banks)	43,477	68,675
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	312,275	119,178
	Turkiye Sise ve Cam Fabrikalari A.S. (Industrial Conglomerates)	405,704	434,397
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	207,644	270,207
	Yapi ve Kredi Bankasi A.S. (Banks) (b)	199,918	202,930
			2,377,228
	Ukraine 0.4%
	Kernel Holding S.A. (Food Products)	25,760	513,437
	Total Common Stocks (Cost $102,905,564)		111,384,621
	Exchange-Traded Fund 1.1% (f)
	United States 1.1%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	35,686	1,332,515

	Total Exchange-Traded Fund (Cost $1,307,160)		1,332,515
	Preferred Stocks 6.0%
	Brazil 3.8%
	Banco ABC Brasil S.A. 6.79% (Banks)	90,500	475,318
	Banco Bradesco S.A. 4.00% (Banks)	5,800	60,188
	Banco do Estado do Rio Grande do Sul S.A. Class B 10.61% (Banks)	119,000	594,792
	Braskem S.A. Class A 6.37% (Chemicals)	70,800	731,120
	Cia Energetica de Minas Gerais 5.26% (Electric Utilities)	161,900	469,603
	Cia Paranaense de Energia Class B 5.17% (Electric Utilities)	61,000	622,370
	Itau Unibanco Holding S.A. 4.55% (Banks)	11,004	130,046
	Itausa - Investimentos Itau S.A. 4.00% (Banks)	31,300	92,179
	Marcopolo S.A. 4.28% (Machinery)	132,400	121,009
	Metalurgica Gerdau S.A. 0.00% (Metals & Mining) (b)	246,800	440,169
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (b)	14,500	69,116
	Vale S.A. 3.23% (Metals & Mining)	88,100	854,132
			4,660,042
	Colombia 0.9%
	Avianca Holdings S.A. 1.85% (Airlines)	65,000	68,561
	Banco Davivienda S.A. 2.96% (Banks)	18,158	195,316
	Bancolombia S.A. 3.10% (Banks)	58,482	551,078
	Grupo Aval Acciones y Valores S.A. 4.92% (Banks)	379,137	154,909
	Grupo de Inversiones Suramericana S.A. 1.16% (Diversified Financial Services)	12,735	165,547
			1,135,411
	Republic of Korea 1.3%
	Hyundai Motor Co. 4.26% (Automobiles)	3,723	298,263
	4.36% (Automobiles)	6,107	503,968
¤	Samsung Electronics Co., Ltd. 2.03% (Technology Hardware, Storage & Peripherals)	608	821,933
			1,624,164
	Total Preferred Stocks (Cost $5,733,628)		7,419,617

		Number of Rights
	Rights 0.0%‡
	Republic of Korea 0.0%‡
	Korean Air Lines Co., Ltd. (Airlines) (e)	3,631	17,450
	Total Rights (Cost $0)		17,450

		Principal Amount
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	United States 2.0%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $2,488,073 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $2,555,000 and a Market Value of $2,537,938) (Capital Markets)	$2,488,071	2,488,071
	Total Short-Term Investment (Cost $2,488,071)		2,488,071
	Total Investments (Cost $112,434,423) (g)	99.1%	122,642,274
	Other Assets, Less Liabilities	0.9	1,062,685
	Net Assets	100.0%	$123,704,959

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of January 31, 2017, the market value of securities loaned was $662,601 and the Fund received non-cash collateral in the amount of $698,378.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of this security was $53,148, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $70,598, which represented 0.1% of the Fund's net assets.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	As of January 31, 2017, cost was $113,231,909 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$15,187,951
Gross unrealized depreciation	(5,777,586)
Net unrealized appreciation	$9,410,365

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
DVR	—Differential Voting Rights
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Total Return Equity Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2017 were as follows:

Counterparty	Reference Obligation	Rate(s) Paid by the Fund	Termination Date(s)	Shares Long/(Short)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
Brazil
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	$115,496	$1,010	$187,895
Merrill Lynch	Braskem S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	6,500	64	3,170
Merrill Lynch	Cia Energetica de Minas Gerais	1 Month LIBOR BBA plus 0.60%	12/18/2018	180,700	408	109,758
Merrill Lynch	Cia Paranaense de Energia	1 Month LIBOR BBA plus 0.60%	12/18/2018	23,900	203	39,220
Merrill Lynch	Fibria Celulose S.A.	1 Month LIBOR BBA minus 1.10%	12/18/2018	(36,800)	(345)	2,181
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	50,600	534	60,700
Merrill Lynch	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	217,000	902	23,747
Merrill Lynch	M Dias Branco S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	6,100	223	15,800
Merrill Lynch	Qualicorp S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	60,700	324	72,050
China
Merrill Lynch	21Vianet Group, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(41,100)	(309)	13,974
Merrill Lynch	500.com, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(25,500)	(344)	1,816
Merrill Lynch	58.com, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(10,400)	(330)	26,413
Merrill Lynch	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.45%	12/18/2017	31,300	2,944	221,564
Merrill Lynch	Baidu, Inc.	1 Month LIBOR BBA plus 0.45%	12/18/2017	4,100	689	28,634
Merrill Lynch	Cheetah Mobile, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(33,400)	(340)	9,621
Merrill Lynch	eHi Car Services, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(19,400)	(217)	20,758
Merrill Lynch	Fanhua, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(10,300)	(88)	515
Merrill Lynch	Hollysys Automation Technologies, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(17,100)	(331)	42,177
Merrill Lynch	iKang Healthcare Group, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(21,700)	(370)	2,336
Merrill Lynch	JA Solar Holdings Co., Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(31,600)	(177)	32,864
Merrill Lynch	NetEase, Inc.	1 Month LIBOR BBA plus 0.45%	12/18/2017	900	206	22,658
Merrill Lynch	SINA Corp.	1 Month LIBOR BBA plus 0.45%	12/18/2017	9,300	648	280
Merrill Lynch	Trina Solar, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(33,100)	(344)	13,240
Merrill Lynch	Tuniu Corp.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(38,000)	(344)	-
Merrill Lynch	Vipshop Holdings, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(29,100)	(344)	15,086
Merrill Lynch	Xunlei, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(6,400)	(29)	3,904
Hong Kong
Merrill Lynch	3SBio, Inc.	1 Month LIBOR BBA minus 3.35%	11/19/2018	(333,500)	(338)	11,727
Merrill Lynch	Alibaba Pictures Group, Ltd.	1 Month LIBOR BBA minus 1.75%	11/19/2018	(960,000)	(166)	3,949
Merrill Lynch	Beijing Enterprises Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	22,500	102	10,825
Merrill Lynch	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 9.65%	11/19/2018	(130,000)	(208)	7,112
Merrill Lynch	CAR, Inc.	1 Month LIBOR BBA minus 8.50%	11/19/2018	(70,000)	(69)	2,010
Merrill Lynch	CGN Power Co., Ltd.	1 Month LIBOR BBA minus 0.45%	11/19/2018	(1,179,000)	(342)	7,405
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	11/19/2018	2,913,000	2,048	124,017
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	231,500	2,529	91,581
Merrill Lynch	China Resources Phoenix Healthcare Holdings Co., Ltd.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(79,500)	(123)	15,209
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 1.67%	11/19/2018	(1,261,000)	(288)	17,981
Merrill Lynch	China Travel International Investment Hong Kong, Ltd.	1 Month LIBOR BBA minus 1.50%	11/19/2018	(92,000)	(27)	721
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	335,000	418	6,757
Merrill Lynch	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.53%	11/19/2018	(652,000)	(252)	52,191
Merrill Lynch	CPMC Holdings, Ltd.	1 Month LIBOR BBA minus 2.27%	11/19/2018	(111,000)	(55)	1,021
Merrill Lynch	Dongjiang Environmental Co., Ltd.	1 Month LIBOR BBA minus 7.50%	11/19/2018	(89,200)	(154)	2,355
Merrill Lynch	Fu Shou Yuan International Group, Ltd.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(556,000)	(336)	22,913
Merrill Lynch	Geely Automobile Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	480,000	452	114,322
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 1.25%	11/19/2018	(273,000)	(128)	8,842
Merrill Lynch	Great Wall Motor Co., Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	388,500	341	51,951
Merrill Lynch	Guangzhou Automobile Group Co., Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	64,000	79	8,214
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	969,000	576	20,994
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.91%	11/19/2018	(519,606)	(376)	44,335
Merrill Lynch	Renren, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(17,600)	(31)	1,563
Merrill Lynch	Sinosoft Technology Group, Ltd.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(215,400)	(91)	23,908
Merrill Lynch	TCC International Holdings, Ltd.	1 Month LIBOR BBA minus 0.48%	11/19/2018	(106,000)	(27)	829
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	76,200	1,893	108,936
Merrill Lynch	Wisdom Sports Group	1 Month LIBOR BBA minus 6.00%	11/19/2018	(248,000)	(82)	8,979
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 8.36%	11/19/2018	(293,000)	(48)	1,906
Hungary
Merrill Lynch	OTP Bank PLC	1 Month LIBOR BBA plus 0.80%	11/19/2018	3,315	92	10,078
Indonesia
Merrill Lynch	AKR Corporindo Tbk PT	1 Month LIBOR BBA minus 4.00%	11/19/2018	(410,500)	(212)	6,640
Merrill Lynch	Bank Central Asia Tbk PT	1 Month LIBOR BBA plus 0.75%	11/19/2018	57,300	63	2,443
Malaysia
Merrill Lynch	DRB-Hicom Bhd	1 Month LIBOR BBA minus 4.00%	11/19/2018	(162,600)	(45)	1,868
Merrill Lynch	Lafarge Malaysia Bhd	1 Month LIBOR BBA minus 4.00%	11/19/2018	(10,000)	(17)	1,689
Mexico
Merrill Lynch	Arca Continental S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	12/18/2018	12,300	66	403
Merrill Lynch	Axtel S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/18/2018	(388,000)	(86)	18,036
Merrill Lynch	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/18/2018	(254,200)	(299)	34,215
Poland
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 5.00%	11/19/2018	(223)	(304)	19,437
Republic of Korea
Merrill Lynch	CJ Freshway Corp.	1 Month LIBOR BBA minus 8.75%	11/19/2018	(3,748)	(128)	12,465
Merrill Lynch	Daelim Industrial Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	631	44	1,869
Merrill Lynch	Dawonsys Co., Ltd.	1 Month LIBOR BBA minus 11.50%	11/19/2018	(7,995)	(94)	17,129
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 3.48%	11/19/2018	(4,137)	(258)	13,705
Merrill Lynch	Hankook Tire Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	7,601	334	36,213
Merrill Lynch	Hanon Systems	1 Month LIBOR BBA minus 0.50%	11/19/2018	(41,516)	(347)	22,131
Merrill Lynch	Hansae Co., Ltd.	1 Month LIBOR BBA minus 5.26%	11/19/2018	(15,320)	(298)	1,781
Merrill Lynch	Hanwha Chemical Corp	1 Month LIBOR BBA plus 0.65%	11/19/2018	3,242	72	694
Merrill Lynch	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 5.50%	11/19/2018	(3,013)	(131)	18,783
Merrill Lynch	Hyundai Livart Furniture Co., Ltd.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(2,644)	(58)	4,893
Merrill Lynch	Hyundai Mobis Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	3,286	675	9,313
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 12.00%	11/19/2018	(2,300)	(26)	1,179
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(26,859)	(269)	28,047
Merrill Lynch	InBody Co., Ltd.	1 Month LIBOR BBA minus 7.00%	11/19/2018	(3,890)	(93)	17,986
Merrill Lynch	KB Financial Group, Inc.	1 Month LIBOR BBA plus 0.65%	11/19/2018	4,150	143	24,885
Merrill Lynch	KEPCO Engineering & Construction Co., Inc.	1 Month LIBOR BBA minus 7.00%	11/19/2018	(4,426)	(91)	1,207
Merrill Lynch	KEPCO Plant Service & Engineering Co., Ltd.	1 Month LIBOR BBA minus 1.88%	11/19/2018	(7,070)	(366)	33,434
Merrill Lynch	Korea Aerospace Industries, Ltd.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(5,903)	(346)	31,436
Merrill Lynch	Korea Kolmar Co., Ltd.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(2,864)	(173)	1,996
Merrill Lynch	Kumho Tire Co., Inc.	1 Month LIBOR BBA minus 4.75%	11/19/2018	(50,140)	(413)	60,618
Merrill Lynch	Lotte Chemical Corp.	1 Month LIBOR BBA plus 0.65%	11/19/2018	2,058	553	108,566
Merrill Lynch	NHN KCP Corp.	1 Month LIBOR BBA minus 8.50%	11/19/2018	(4,906)	(66)	13,136
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 6.52%	11/19/2018	(59,638)	(378)	36,996
Merrill Lynch	Osstem Implant Co., Ltd.	1 Month LIBOR BBA minus 5.50%	11/19/2018	(4,786)	(248)	10,828
Merrill Lynch	S-1 Corp.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(4,125)	(318)	20,054
Merrill Lynch	Samlip General Foods Co., Ltd.	1 Month LIBOR BBA minus 7.50%	11/19/2018	(232)	(34)	296
Merrill Lynch	Samsung C&T Corp.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(1,163)	(140)	13,874
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	2,704	3,613	970,675
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	516	542	150,048
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 8.25%	11/19/2018	(6,111)	(179)	1,115
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 5.57%	11/19/2018	(3,574)	(207)	16,956
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65%	11/19/2018	35,068	1,249	365,660
Merrill Lynch	SK Innovation Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	2,873	380	8,155
Merrill Lynch	SM Entertainment Co.	1 Month LIBOR BBA minus 5.50%	11/19/2018	(9,900)	(225)	29,634
Merrill Lynch	Wonik Materials Co., Ltd.	1 Month LIBOR BBA minus 9.00%	11/19/2018	(911)	(55)	4,609
Russia
Merrill Lynch	Gazprom PJSC	1 Month LIBOR BBA plus 0.80%	11/19/2018	220,254	1,008	81,494
Merrill Lynch	LUKOIL PJSC	1 Month LIBOR BBA plus 0.80%	11/19/2018	12,474	599	100,665
South Africa
Merrill Lynch	Bid Corp., Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	8,796	151	706
Merrill Lynch	EOH Holdings, Ltd.	1 Month LIBOR BBA minus 1.25%	11/19/2018	(23,099)	(257)	6,017
Merrill Lynch	FirstRand, Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	173,024	604	39,804
Merrill Lynch	Imperial Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	6,013	71	3,831
Merrill Lynch	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	7,846	1,175	68,980
Merrill Lynch	Shoprite Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	62,339	825	2,609
Merrill Lynch	Telkom SA SOC, Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	102,637	477	83,781
Taiwan
Merrill Lynch	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/19/2018	280,095	689	58,936
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 9.50%	11/19/2018	(132,000)	(335)	1,152
Merrill Lynch	Pou Chen Corp.	1 Month LIBOR BBA plus 0.65%	11/19/2018	79,000	99	733
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	156,000	891	31,648
Merrill Lynch	Yeong Guan Energy Technology Group Co., Ltd.	1 Month LIBOR BBA minus 5.50%	11/19/2018	(11,000)	(38)	1,132
Thailand
Merrill Lynch	Charoen Pokphand Foods PCL	1 Month LIBOR BBA plus 0.65%	11/19/2018	32,400	25	862
Merrill Lynch	PTT PCL	1 Month LIBOR BBA plus 0.65%	11/19/2018	12,700	122	23,911
Turkey
Merrill Lynch	Migros Ticaret A.S.	1 Month LIBOR BBA minus 8.50%	11/19/2018	(46,512)	(242)	14,957
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 7.25%	11/19/2018	(89,545)	(30)	1,441
Merrill Lynch	Ulker Biskuvi Sanayi A.S.	1 Month LIBOR BBA minus 2.00%	11/19/2018	(36,223)	(177)	2,741
					$17,119	$4,453,489

Counterparty	Reference Obligation	Rate(s) Paid by the Fund	Termination Date(s)	Shares Long/(Short)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Brazil
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 2.00%	12/18/2018	$(23,800)	$(195)	$(23,502)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 7.00%	12/18/2018	(29,700)	(96)	(16,329)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.30%	12/18/2018	(133,000)	(316)	(180,017)
Merrill Lynch	Embraer S.A.	1 Month LIBOR BBA minus 1.10%	12/18/2018	(32,500)	(150)	(35,513)
Merrill Lynch	International Meal Co Alimentacao S.A.	1 Month LIBOR BBA minus 1.00%	12/18/2018	(46,500)	(72)	(4,926)
Merrill Lynch	Klabin S.A.	1 Month LIBOR BBA minus 1.30%	12/18/2018	(68,700)	(334)	(17,578)
Merrill Lynch	Light S.A.	1 Month LIBOR BBA minus 1.25%	12/18/2018	(64,300)	(276)	(123,472)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 1.50%	12/18/2018	(68,900)	(350)	(42,465)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 13.50%	12/18/2018	(24,900)	(120)	(11,637)
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.50%	12/18/2018	(83,080)	(318)	(27,639)
Merrill Lynch	Marfrig Global Foods S.A.	1 Month LIBOR BBA minus 3.15%	12/18/2018	(140,800)	(267)	(21,626)
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 0.71%	12/18/2018	(84,300)	(93)	(12,335)
Merrill Lynch	Rumo Logistica Operadora Multimodal S.A.	1 Month LIBOR BBA minus 0.50%	12/18/2018	(201,100)	(337)	(140,316)
Merrill Lynch	Ultrapar Participacoes S.A.	1 Month LIBOR BBA minus 0.30%	12/18/2018	(7,800)	(154)	(9,447)
Merrill Lynch	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1 Month LIBOR BBA minus 2.75%	12/18/2018	(43,700)	(327)	(3,207)
Chile
Merrill Lynch	Cencosud S.A.	1 Month LIBOR BBA plus 0.60%	12/18/2018	123,724	366	(6,660)
China
Merrill Lynch	Autohome, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(12,600)	(334)	(61,488)
Merrill Lynch	Baozun, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(10,000)	(120)	(11,109)
Merrill Lynch	Bitauto Holdings, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(16,400)	(302)	(17,636)
Merrill Lynch	Ctrip.com International, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(4,800)	(205)	(2,790)
Merrill Lynch	Fang Holdings, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(116,900)	(348)	(97,551)
Merrill Lynch	JD.com, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(6,300)	(169)	(10,395)
Merrill Lynch	Sohu.com, Inc.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(9,500)	(335)	(41,812)
Merrill Lynch	Zhaopin, Ltd.	1 Month LIBOR BBA plus 0.00%	12/18/2017	(6,600)	(93)	(12,408)
Hong Kong
Merrill Lynch	Baoxin Auto Group, Ltd.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(158,644)	(48)	(6,037)
Merrill Lynch	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	11/19/2018	(252,000)	(305)	(51,856)
Merrill Lynch	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(196,000)	(47)	(1,751)
Merrill Lynch	China Railway Construction Corp., Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	52,500	73	(162)
Merrill Lynch	China Taiping Insurance Holdings Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(156,800)	(336)	(9,391)
Merrill Lynch	China ZhengTong Auto Services Holdings, Ltd.	1 Month LIBOR BBA minus 0.49%	11/19/2018	(167,500)	(49)	(10,992)
Merrill Lynch	CIMC Enric Holdings, Ltd.	1 Month LIBOR BBA minus 3.42%	11/19/2018	(110,000)	(47)	(14,444)
Merrill Lynch	CRRC Corp., Ltd.	1 Month LIBOR BBA minus 0.40%	11/19/2018	(123,000)	(115)	(5,634)
Merrill Lynch	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 5.96%	11/19/2018	(108,000)	(161)	(45,598)
Merrill Lynch	First Tractor Co., Ltd.	1 Month LIBOR BBA minus 5.00%	11/19/2018	(30,000)	(17)	(1,618)
Merrill Lynch	GOME Electrical Appliances Holding, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(1,622,000)	(201)	(1,693)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45%	11/19/2018	(194,000)	(319)	(23,388)
Merrill Lynch	HC International, Inc.	1 Month LIBOR BBA minus 12.00%	11/19/2018	(70,000)	(51)	(6,568)
Merrill Lynch	Hopewell Highway Infrastructure, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(379,500)	(192)	(8,735)
Merrill Lynch	Intime Retail Group Co., Ltd.	1 Month LIBOR BBA minus 1.50%	11/19/2018	(124,500)	(104)	(49,705)
Merrill Lynch	KWG Property Holding, Ltd.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(20,500)	(12)	(313)
Merrill Lynch	PAX Global Technology, Ltd.	1 Month LIBOR BBA minus 3.84%	11/19/2018	(344,000)	(205)	(36,252)
Merrill Lynch	Ping An Insurance Group Co of China, Ltd.	1 Month LIBOR BBA plus 0.45%	11/19/2018	223,000	1,161	(9,042)
Merrill Lynch	Shenzhou International Group Holdings, Ltd.	1 Month LIBOR BBA minus 0.40%	11/19/2018	(38,000)	(231)	(4,657)
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.00%	11/19/2018	(190,000)	(84)	(9,275)
Merrill Lynch	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 1.25%	11/19/2018	(522,000)	(363)	(36,872)
Merrill Lynch	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 7.47%	11/19/2018	(140,000)	(29)	(1,072)
Indonesia
Merrill Lynch	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.00%	11/19/2018	(903,900)	(161)	(36,089)
Malaysia
Merrill Lynch	UMW Holdings Bhd	1 Month LIBOR BBA minus 4.00%	11/19/2018	(40,100)	(47)	(4,107)
Mexico
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	12/18/2018	127,300	1,007	(56,798)
Merrill Lynch	Grupo Bimbo S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	12/18/2018	109,100	262	(21,627)
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/18/2018	(43,900)	(33)	(2,447)
Merrill Lynch	OHL Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	12/18/2018	104,900	102	(3,597)
Merrill Lynch	Telesites S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/18/2018	(327,100)	(182)	(7,138)
Poland
Merrill Lynch	CD Projekt S.A.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(25,180)	(239)	(129,287)
Merrill Lynch	Eurocash S.A.	1 Month LIBOR BBA minus 0.72%	11/19/2018	(34,317)	(313)	(28,683)
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.89%	11/19/2018	(319,997)	(95)	(36,593)
Merrill Lynch	Grupa Azoty S.A.	1 Month LIBOR BBA minus 1.46%	11/19/2018	(9,391)	(133)	(27,910)
Merrill Lynch	Orange Polska S.A.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(71,654)	(89)	(8,037)
Merrill Lynch	PKP Cargo S.A.	1 Month LIBOR BBA minus 6.52%	11/19/2018	(15,083)	(167)	(33,508)
Republic of Korea
Merrill Lynch	Boditech Med, Inc.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(3,671)	(64)	(275)
Merrill Lynch	CJ CGV Co., Ltd.	1 Month LIBOR BBA minus 9.50%	11/19/2018	(6,126)	(344)	(74,451)
Merrill Lynch	Cosmax, Inc.	1 Month LIBOR BBA minus 5.50%	11/19/2018	(3,537)	(352)	(46,523)
Merrill Lynch	Coway Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(1,117)	(83)	(973)
Merrill Lynch	Dong-A ST Co., Ltd.	1 Month LIBOR BBA minus 5.75%	11/19/2018	(1,704)	(128)	(1,304)
Merrill Lynch	Dongwon F&B Co., Ltd.	1 Month LIBOR BBA minus 1.25%	11/19/2018	(248)	(42)	(1,748)
Merrill Lynch	Eo Technics Co., Ltd.	1 Month LIBOR BBA minus 7.84%	11/19/2018	(4,864)	(284)	(71,964)
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 4.97%	11/19/2018	(5,541)	(317)	(26,122)
Merrill Lynch	Hanssem Co., Ltd.	1 Month LIBOR BBA minus 3.00%	11/19/2018	(224)	(34)	(5,800)
Merrill Lynch	Hanwha Corp.	1 Month LIBOR BBA plus 0.65%	11/19/2018	1,553	49	(1,485)
Merrill Lynch	Hyundai Development Co-Engineering & Construction	1 Month LIBOR BBA plus 0.65%	11/19/2018	12,074	468	(14,236)
Merrill Lynch	Hyundai Engineering & Construction Co., Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	7,340	276	(14,133)
Merrill Lynch	Hyundai Greenfood Co., Ltd.	1 Month LIBOR BBA minus 2.75%	11/19/2018	(15,035)	(210)	(3,748)
Merrill Lynch	Hyundai Marine & Fire Insurance Co.,Ltd.	1 Month LIBOR BBA plus 0.65%	11/19/2018	1,420	42	(5,591)
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65%	11/19/2018	14,793	571	(30,902)
Merrill Lynch	LG Chem, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(299)	(41)	(2,925)
Merrill Lynch	LG Innotek Co., Ltd.	1 Month LIBOR BBA minus 2.50%	11/19/2018	(5,056)	(338)	(93,146)
Merrill Lynch	LG Uplus Corp.	1 Month LIBOR BBA plus 0.65%	11/19/2018	34,244	355	(19,436)
Merrill Lynch	LOTTE Fine Chemical Co., Ltd.	1 Month LIBOR BBA minus 3.25%	11/19/2018	(11,807)	(301)	(10,263)
Merrill Lynch	Medy-Tox, Inc.	1 Month LIBOR BBA minus 4.50%	11/19/2018	(119)	(36)	(6,706)
Merrill Lynch	OCI Co., Ltd.	1 Month LIBOR BBA minus 5.50%	11/19/2018	(5,263)	(349)	(39,687)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/19/2018	(3,437)	(134)	(33,512)
Merrill Lynch	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 4.78%	11/19/2018	(41,232)	(355)	(91,929)
Merrill Lynch	Shinsegae Food Co., Ltd.	1 Month LIBOR BBA minus 6.42%	11/19/2018	(770)	(92)	(79)
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 11.34%	11/19/2018	(11,129)	(198)	(25,784)
Russia
Merrill Lynch	MMC Norilsk Nickel PJSC	1 Month LIBOR BBA plus 0.80%	11/19/2018	39,510	658	(19,360)
Merrill Lynch	VTB Bank PJSC	1 Month LIBOR BBA minus 4.25%	11/19/2018	(103,496)	(213)	(22,252)
South Africa
Merrill Lynch	Anglo American Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(5,798)	(115)	(36,311)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.42%	11/19/2018	(31,304)	(26)	(4,980)
Merrill Lynch	Curro Holdings, Ltd.	1 Month LIBOR BBA minus 1.13%	11/19/2018	(39,702)	(133)	(7,612)
Merrill Lynch	Famous Brands, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(15,882)	(166)	(5,160)
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(340,450)	(288)	(69,820)
Merrill Lynch	JSE, Ltd.	1 Month LIBOR BBA minus 0.75%	11/19/2018	(9,139)	(100)	(9,586)
Merrill Lynch	Mpact, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(17,929)	(39)	(367)
Merrill Lynch	Mr. Price Group, Ltd.	1 Month LIBOR BBA minus 0.75%	11/19/2018	(29,997)	(296)	(65,706)
Merrill Lynch	Nampak, Ltd.	1 Month LIBOR BBA minus 1.04%	11/19/2018	(255,904)	(322)	(33,184)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(117,551)	(358)	(88,507)
Merrill Lynch	PPC, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(815,646)	(352)	(62,892)
Merrill Lynch	PSG Group, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(8,007)	(114)	(20,509)
Merrill Lynch	SPAR Group, Ltd.	1 Month LIBOR BBA plus 0.80%	11/19/2018	2,243	32	(482)
Merrill Lynch	Zeder Investments, Ltd.	1 Month LIBOR BBA minus 1.00%	11/19/2018	(150,658)	(69)	(13,001)
Taiwan
Merrill Lynch	Advanced Ceramic X Corp.	1 Month LIBOR BBA minus 5.00%	11/19/2018	(27,000)	(187)	(36,101)
Merrill Lynch	China Petrochemical Development Corp.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(1,184,000)	(339)	(84,176)
Merrill Lynch	China Steel Chemical Corp.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(5,000)	(17)	(2,593)
Merrill Lynch	Chlitina Holding, Ltd.	1 Month LIBOR BBA minus 4.25%	11/19/2018	(36,000)	(162)	(6,374)
Merrill Lynch	eMemory Technology, Inc.	1 Month LIBOR BBA minus 5.75%	11/19/2018	(18,000)	(177)	(52,321)
Merrill Lynch	Epistar Corp.	1 Month LIBOR BBA minus 7.50%	11/19/2018	(458,000)	(325)	(17,810)
Merrill Lynch	HannStar Display Corp.	1 Month LIBOR BBA minus 11.00%	11/19/2018	(1,245,000)	(322)	(4,118)
Merrill Lynch	Hiwin Technologies Corp.	1 Month LIBOR BBA minus 5.00%	11/19/2018	(59,000)	(264)	(39,457)
Merrill Lynch	International Games System Co., Ltd.	1 Month LIBOR BBA minus 5.00%	11/19/2018	(52,000)	(334)	(7,297)
Merrill Lynch	Land Mark Optoelectronics Corp.	1 Month LIBOR BBA minus 7.00%	11/19/2018	(12,000)	(91)	(14,902)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 6.00%	11/19/2018	(295,000)	(232)	(48,550)
Merrill Lynch	Nan Kang Rubber Tire Co., Ltd.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(100,000)	(90)	(4,049)
Merrill Lynch	Pan-International Industrial Corp.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(433,000)	(330)	(17,607)
Merrill Lynch	Pharmally International Holding Co., Ltd.	1 Month LIBOR BBA minus 5.25%	11/19/2018	(25,000)	(344)	(1,455)
Merrill Lynch	Phison Electronics Corp.	1 Month LIBOR BBA plus 0.65%	11/19/2018	92,000	743	(17,593)
Merrill Lynch	Taiwan Glass Industry Corp.	1 Month LIBOR BBA minus 4.00%	11/19/2018	(159,000)	(66)	(841)
Merrill Lynch	Tatung Co., Ltd.	1 Month LIBOR BBA minus 4.50%	11/19/2018	(405,000)	(122)	(94,655)
Merrill Lynch	TPK Holding Co., Ltd.	1 Month LIBOR BBA minus 8.50%	11/19/2018	(189,000)	(314)	(37,161)
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 5.00%	11/19/2018	(107,000)	(42)	(471)
Thailand
Merrill Lynch	Energy Absolute PCL	1 Month LIBOR BBA minus 10.00%	11/19/2018	(102,700)	(82)	(1,285)
Turkey
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 1.58%	11/19/2018	(32,319)	(167)	(14,136)
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 5.69%	11/19/2018	(30,199)	(293)	(16,353)
Merrill Lynch	Gubre Fabrikalari TAS	1 Month LIBOR BBA minus 10.00%	11/19/2018	(99,998)	(121)	(8,122)
Merrill Lynch	Yazicilar Holding A.S.	1 Month LIBOR BBA minus 12.50%	11/19/2018	(12,817)	(50)	(600)
					$(14,285)	$(3,273,212)

* Share and Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$111,331,473	$—	$53,148	$111,384,621
Exchange-Traded Fund	1,332,515	—	—	1,332,515
Preferred Stocks	7,419,617	—	—	7,419,617
Rights	—	17,450	—	17,450
Short-Term Investment
Repurchase Agreement	—	2,488,071	—	2,488,071
Total Investments in Securities	120,083,605	2,505,521	53,148	122,642,274
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	4,453,489	—	4,453,489
Total Investments in Securities and Other Financial Instruments	$120,083,605	$6,959,010	$53,148	$127,095,763

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Total Return Equity Swap Contracts (c)	$—	$(3,273,212)	$—	$(3,273,212)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $53,148 is held in China within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017
Common Stocks
China	$53,171	$-		$(23)	$-			$-	$53,148	$(23)
Right	68,241	-	-	5,523		(73,764)	-	-	-	5,523
Total	$121,412	$-	$-	$5,500	$-	$(73,764)	$-	$-	$53,148	$5,500

MainStay Epoch Capital Growth Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Australia 2.9%
	CSL, Ltd. (Biotechnology)	10,216	$870,080
	Northern Star Resources, Ltd. (Metals & Mining)	249,271	720,270
	Regis Resources, Ltd. (Metals & Mining)	209,500	505,254
	SEEK, Ltd. (Professional Services)	41,914	459,012
			2,554,616
	Belgium 0.6%
	Anheuser-Busch InBev S.A./N.V. (Beverages)	5,387	559,138

	Brazil 0.7%
	Cielo S.A. (IT Services)	77,535	651,805

	Canada 4.0%
	Canadian National Railway Co. (Road & Rail)	6,893	479,080
	CCL Industries, Inc. Class B (Containers & Packaging)	1,193	245,522
	Constellation Software, Inc. (Software)	1,343	606,587
	Dollarama, Inc. (Multiline Retail)	10,072	762,802
	Keyera Corp. (Oil, Gas & Consumable Fuels)	17,182	504,401
	Linamar Corp. (Auto Components)	6,749	296,723
	Royal Bank of Canada (Banks)	9,437	678,521
			3,573,636
	China 0.9%
	Tencent Holdings, Ltd. (Internet Software & Services)	30,448	802,120

	France 3.2%
	Essilor International S.A. (Health Care Equipment & Supplies)	7,547	883,133
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	5,405	1,088,754
	Thales S.A. (Aerospace & Defense)	9,307	871,871
			2,843,758
	Germany 1.1%
	Continental A.G. (Auto Components)	3,322	648,008
	Henkel A.G. & Co. KGaA (Household Products)	3,480	366,049
			1,014,057
	Hong Kong 0.9%
	Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	34,200	831,760

	Indonesia 0.7%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	676,282	593,852

	Israel 1.8%
¤	Check Point Software Technologies, Ltd. (Software) (a)	16,200	1,600,074

	Japan 4.7%
	Koito Manufacturing Co., Ltd. (Auto Components)	18,000	953,326
	Kose Corp. (Personal Products)	9,100	773,713
	Sundrug Co., Ltd. (Food & Staples Retailing)	7,500	516,783
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	7,900	741,653
	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	20,000	709,415
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	14,600	504,942
			4,199,832
	Netherlands 2.3%
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	9,855	1,195,764
	Randstad Holding N.V. (Professional Services)	7,166	416,181
	Wolters Kluwer N.V. (Professional Services)	11,154	425,700
			2,037,645
	Norway 0.5%
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	20,738	496,572

	Portugal 0.8%
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	40,055	676,912

	Singapore 0.5%
	Singapore Exchange, Ltd. (Capital Markets)	88,300	464,885

	Spain 2.1%
	Amadeus IT Group S.A. (IT Services)	19,533	901,315
	Industria de Diseno Textil S.A. (Specialty Retail)	28,822	950,046
			1,851,361
	Sweden 3.0%
	Atlas Copco AB Class B (Machinery)	24,187	701,241
	Hennes & Mauritz AB Class B (Specialty Retail)	18,058	516,114
	Skanska AB (Construction & Engineering)	37,500	917,447
	Swedish Match AB (Tobacco)	16,071	522,894
			2,657,696
	Switzerland 3.3%
	Actelion, Ltd. Registered (Biotechnology) (a)	3,448	895,494
	Chubb, Ltd. (Insurance)	1,952	256,668
	Nestle S.A. Registered (Food Products)	7,553	551,849
	Roche Holding A.G. (Pharmaceuticals)	4,055	954,793
	Schindler Holding A.G. Registered (Machinery)	1,476	277,435
			2,936,239
	United Kingdom 7.5%
	Admiral Group PLC (Insurance)	26,808	598,946
	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	32,524	671,009
	Delphi Automotive PLC (Auto Components)	3,255	228,045
	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	22,184	1,026,994
	Prudential PLC (Insurance)	30,760	592,824
	RELX N.V. (Professional Services)	50,151	845,906
	Smith & Nephew PLC (Health Care Equipment & Supplies)	20,586	306,364
	Unilever PLC (Personal Products)	20,772	843,383
¤	WPP PLC (Media)	67,645	1,569,195
			6,682,666
	United States 55.7%
¤	AbbVie, Inc. (Biotechnology)	24,239	1,481,245
	Accenture PLC Class A (IT Services)	8,425	959,355
¤	Alaska Air Group, Inc. (Airlines)	17,771	1,667,275
	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	2,685	246,188
¤	Alphabet, Inc.
	Class A (Internet Software & Services) (a)	1,873	1,536,216
	Class C (Internet Software & Services) (a)	779	620,699
	Ambarella, Inc. (Semiconductors & Semiconductor Equipment) (a)	15,848	786,219
	American Outdoor Brands Corp. (Leisure Products) (a)	31,794	677,212
	American Woodmark Corp. (Building Products) (a)	4,632	329,798
	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	10,172	762,290
¤	Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,110	1,590,898
	Automatic Data Processing, Inc. (IT Services)	10,691	1,079,684
	Bank of Hawaii Corp. (Banks)	7,168	615,803
	Becton Dickinson & Co. (Health Care Equipment & Supplies)	2,414	427,978
	Biogen, Inc. (Biotechnology) (a)	1,223	339,065
	Brunswick Corp. (Leisure Products)	18,732	1,121,298
	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	7,535	573,112
	Celgene Corp. (Biotechnology) (a)	4,547	528,134
	Centene Corp. (Health Care Providers & Services) (a)	14,020	887,045
	Cerner Corp. (Health Care Technology) (a)	9,288	498,858
	Cheesecake Factory, Inc. (The) (Hotels, Restaurants & Leisure)	14,345	864,430
	Comcast Corp. Class A (Media)	3,347	252,431
¤	Costco Wholesale Corp. (Food & Staples Retailing)	7,367	1,207,820
	Discover Financial Services (Consumer Finance)	12,258	849,234
	Dollar General Corp. (Multiline Retail)	2,916	215,259
	E.I. du Pont de Nemours & Co. (Chemicals)	6,249	471,800
	Estee Lauder Cos., Inc. (The) Class A (Personal Products)	7,756	629,865
	Expeditors International of Washington, Inc. (Air Freight & Logistics)	16,070	836,926
¤	F5 Networks, Inc. (Communications Equipment) (a)	10,073	1,350,084
	FactSet Research Systems, Inc. (Capital Markets)	2,587	447,680
	Genuine Parts Co. (Distributors)	4,671	452,200
	HealthSouth Corp. (Health Care Providers & Services)	12,230	474,769
	Henry Schein, Inc. (Health Care Providers & Services) (a)	6,548	1,046,763
	Hexcel Corp. (Aerospace & Defense)	9,986	512,781
	Home Depot, Inc. (The) (Specialty Retail)	1,657	227,970
	Jack Henry & Associates, Inc. (IT Services)	4,821	432,829
	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	3,207	390,997
	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,209	942,886
	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	13,870	875,613
	Manhattan Associates, Inc. (Software) (a)	4,205	215,548
	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	3,756	317,758
	MasterCard, Inc. Class A (IT Services)	4,787	509,002
	Microsoft Corp. (Software)	14,056	908,720
	Monster Beverage Corp. (Beverages) (a)	10,457	445,468
	Moody's Corp. (Capital Markets)	7,855	814,328
	Mylan N.V. (Pharmaceuticals) (a)	17,158	652,862
	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	20,481	1,083,445
	NVR, Inc. (Household Durables) (a)	262	486,796
	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	3,788	208,416
	Paychex, Inc. (IT Services)	18,762	1,131,161
¤	Pfizer, Inc. (Pharmaceuticals)	46,169	1,464,942
	Public Storage (Real Estate Investment Trusts)	1,687	362,705
	Rollins, Inc. (Commercial Services & Supplies)	15,941	562,080
	Shire PLC (Biotechnology)	12,742	702,009
	Signature Bank (Banks) (a)	4,463	703,012
	Starbucks Corp. (Hotels, Restaurants & Leisure)	8,010	442,312
	Tessera Holding Corp. (Semiconductors & Semiconductor Equipment)	13,339	602,923
	TJX Cos., Inc. (The) (Specialty Retail)	14,510	1,087,089
	Total System Services, Inc. (IT Services)	6,204	314,419
	Union Pacific Corp. (Road & Rail)	8,560	912,325
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	7,654	835,281
	United Therapeutics Corp. (Biotechnology) (a)	6,396	1,046,577
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	9,518	1,542,868
	Universal Health Services, Inc. Class B (Health Care Providers & Services)	3,465	390,263
	Visa, Inc. Class A (IT Services)	9,455	782,023
	WABCO Holdings, Inc. (Machinery) (a)	7,696	839,095
	Western Alliance Bancorp (Banks) (a)	13,567	669,938
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	8,636	237,317
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	4,936	323,456
			49,804,847
	Total Common Stocks (Cost $83,497,139)		86,833,471

		Principal Amount
	Short-Term Investment 3.2%
	Repurchase Agreement 3.2%
	United States 3.2%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $2,895,709 (Collateralized by a United States Treasury Note security with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $2,740,000 and a Market Value of $2,958,246)	$2,895,707	2,895,707
	Total Short-Term Investment (Cost $2,895,707)		2,895,707
	Total Investments (Cost $86,392,846) (b)	100.4%	89,729,178
	Other Assets, Less Liabilities	(0.4)	(357,400)
	Net Assets	100.0%	$89,371,778

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $86,392,846 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$6,064,574
Gross unrealized depreciation	(2,728,242)
Net unrealized appreciation	$3,336,332

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$86,833,471	$—	$—	$86,833,471
Short-Term Investment
Repurchase Agreement	—	2,895,707	—	2,895,707
Total Investments in Securities	$86,833,471	$2,895,707	$—	$89,729,178

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Belgium 1.8%
	Anheuser-Busch InBev S.A./N.V. (Beverages)	31,242	$3,242,729

	Canada 2.1%
	Royal Bank of Canada (Banks)	52,093	3,745,492

	France 13.7%
¤	AXA S.A. (Insurance)	237,650	5,828,660
	BNP Paribas S.A. (Banks)	73,250	4,679,561
	Essilor International S.A. (Health Care Equipment & Supplies)	22,981	2,689,185
	Safran S.A. (Aerospace & Defense)	83,658	5,662,361
¤	Sodexo S.A. (Hotels, Restaurants & Leisure)	51,900	5,734,265
			24,594,032
	Germany 2.9%
	Bayer A.G. Registered (Pharmaceuticals)	16,108	1,778,852
	Symrise A.G. (Chemicals)	57,275	3,440,748
			5,219,600
	Hong Kong 2.5%
	AIA Group, Ltd. (Insurance)	718,260	4,471,247

	Japan 2.7%
	Suzuki Motor Corp. (Automobiles)	124,700	4,825,209

	Republic of Korea 3.8%
¤	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	8,045	6,842,272

	United Kingdom 2.4%
	WPP PLC (Media)	187,456	4,348,512

	United States 64.8%
¤	Allergan PLC (Pharmaceuticals) (a)	31,383	6,869,425
¤	Alphabet, Inc. Class C (Internet Software & Services) (a)	7,952	6,336,074
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,738	5,550,306
¤	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	165,713	5,675,670
¤	BB&T Corp. (Banks)	137,268	6,340,409
¤	Comcast Corp. Class A (Media)	77,710	5,860,888
	Danaher Corp. (Health Care Equipment & Supplies)	53,678	4,504,658
	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	60,270	3,417,309
	Fidelity National Information Services, Inc. (IT Services)	35,006	2,780,177
	General Dynamics Corp. (Aerospace & Defense)	29,473	5,336,971
	General Electric Co. (Industrial Conglomerates)	112,767	3,349,180
	Home Depot, Inc. (The) (Specialty Retail)	39,975	5,499,760
¤	Microsoft Corp. (Software)	116,823	7,552,607
	NextEra Energy, Inc. (Electric Utilities)	30,619	3,788,183
	PayPal Holdings, Inc. (IT Services) (a)	86,265	3,431,622
	Philip Morris International, Inc. (Tobacco)	57,850	5,561,120
	Raytheon Co. (Aerospace & Defense)	35,434	5,108,165
	Time Warner, Inc. (Media)	38,475	3,726,304
	TJX Cos., Inc. (The) (Specialty Retail)	58,580	4,388,814
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	38,200	4,168,766
	Universal Display Corp. (Electronic Equipment, Instruments & Components) (a)	78,350	5,171,100
¤	Visa, Inc. Class A (IT Services)	76,420	6,320,698
	Wells Fargo & Co. (Banks)	97,140	5,471,896
			116,210,102
	Total Common Stocks (Cost $155,510,568)		173,499,195

		Principal Amount
	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	United States 4.2%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $7,603,731 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $7,810,000 and a Market Value of $7,757,845) (Capital Markets)	$7,603,725	7,603,725
	Total Short-Term Investment (Cost $7,603,725)		7,603,725
	Total Investments (Cost $163,114,293) (b)	100.9%	181,102,920
	Other Assets, Less Liabilities	(0.9)	(1,702,371)
	Net Assets	100.0%	$179,400,549

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $163,114,293 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$19,815,804
Gross unrealized depreciation	(1,827,177)
Net unrealized appreciation	$17,988,627

The following abbreviation is used in the preceding pages:
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$173,499,195	$—	$—	$173,499,195
Short-Term Investment
Repurchase Agreement	—	7,603,725	—	7,603,725
Total Investments in Securities	$173,499,195	$7,603,725	$—	$181,102,920

(a)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Levels 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Australia 3.4%
	Commonwealth Bank of Australia (Banks)	453,020	$28,055,965
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	1,446,820	22,845,133
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	11,521,410	43,689,200
	Westpac Banking Corp. (Banks)	1,545,594	37,169,791
			131,760,089
	Canada 5.1%
	Agrium, Inc. (Chemicals)	252,385	25,972,940
¤	BCE, Inc. (Diversified Telecommunication Services)	1,490,690	67,199,904
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	1,094,100	47,463,551
	Royal Bank of Canada (Banks)	420,053	30,201,851
	TELUS Corp. (Diversified Telecommunication Services)	830,845	27,736,336
			198,574,582
	France 6.7%
	AXA S.A. (Insurance)	1,597,280	39,175,264
	Cie Generale des Etablissements Michelin (Auto Components)	289,990	31,110,326
	Sanofi (Pharmaceuticals)	384,026	30,880,274
	SCOR S.E. (Insurance)	796,346	26,954,492
	Total S.A. (Oil, Gas & Consumable Fuels)	1,170,964	58,980,823
	Unibail-Rodamco S.E. (Real Estate Investment Trusts)	192,855	44,333,406
	Vinci S.A. (Construction & Engineering)	385,620	27,016,358
			258,450,943
	Germany 8.5%
	Allianz S.E. Registered (Insurance)	188,110	31,840,545
	BASF S.E. (Chemicals)	490,590	47,197,220
	Daimler A.G. Registered (Automobiles)	639,543	47,878,305
	Deutsche Post A.G. Registered (Air Freight & Logistics)	1,288,560	43,058,411
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	2,268,210	39,568,279
¤	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	333,900	62,645,336
	Siemens A.G. Registered (Industrial Conglomerates)	443,568	55,664,168
			327,852,264
	Italy 1.8%
	Snam S.p.A. (Oil, Gas & Consumable Fuels)	4,948,700	18,804,264
	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	11,739,260	51,425,120
			70,229,384
	Netherlands 1.4%
	Royal Dutch Shell PLC Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,025,155	55,758,180

	Norway 2.1%
	Orkla ASA (Food Products)	3,795,060	35,382,922
	Statoil ASA (Oil, Gas & Consumable Fuels)	2,426,503	45,128,917
			80,511,839
	Singapore 1.2%
	Singapore Exchange, Ltd. (Capital Markets)	4,125,750	21,721,407
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	9,405,214	25,824,394
			47,545,801
	Spain 0.7%
	Gas Natural SDG S.A. (Gas Utilities)	1,322,960	25,449,366

	Sweden 0.8%
	Svenska Handelsbanken AB Class A (Banks)	1,998,650	29,841,169

	Switzerland 3.5%
	Nestle S.A. Registered (Food Products)	304,093	22,218,103
	Novartis A.G. Registered (Pharmaceuticals)	360,490	26,393,311
	Roche Holding A.G. (Pharmaceuticals)	178,671	42,069,974
	Swisscom A.G. Registered (Diversified Telecommunication Services)	104,988	46,152,069
			136,833,457
	Taiwan 1.1%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,370,060	42,348,555

	United Kingdom 13.2%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	1,642,780	44,732,900
	BAE Systems PLC (Aerospace & Defense)	6,533,520	47,835,532
	British American Tobacco PLC (Tobacco)	906,018	55,843,032
	Diageo PLC (Beverages)	1,033,000	28,634,775
	GlaxoSmithKline PLC (Pharmaceuticals)	2,704,000	51,976,908
	Imperial Brands PLC (Tobacco)	1,174,135	54,259,836
	National Grid PLC (Multi-Utilities)	5,215,243	60,864,282
	Sky PLC (Media)	3,440,133	43,320,126
	SSE PLC (Electric Utilities)	1,819,875	34,089,188
	Unilever PLC (Personal Products)	818,240	33,222,121
	Vodafone Group PLC (Wireless Telecommunication Services)	22,364,090	54,678,448
			509,457,148
	United States 48.9%
	AbbVie, Inc. (Biotechnology)	675,565	41,283,777
¤	Altria Group, Inc. (Tobacco)	951,515	67,728,838
	Ameren Corp. (Multi-Utilities)	965,555	50,836,471
	Arthur J. Gallagher & Co. (Insurance)	446,780	24,050,167
¤	AT&T, Inc. (Diversified Telecommunication Services)	1,761,870	74,280,439
	Automatic Data Processing, Inc. (IT Services)	282,180	28,497,358
	BlackRock, Inc. (Capital Markets)	70,510	26,369,330
	CenturyLink, Inc. (Diversified Telecommunication Services)	931,080	24,077,729
	Cisco Systems, Inc. (Communications Equipment)	1,355,885	41,652,787
	CME Group, Inc. (Capital Markets)	322,920	39,099,154
	Coca-Cola Co. (The) (Beverages)	532,950	22,154,732
	Dominion Resources, Inc. (Multi-Utilities)	391,840	29,889,555
	Dow Chemical Co. (The) (Chemicals)	865,250	51,594,858
¤	Duke Energy Corp. (Electric Utilities)	838,627	65,865,765
	Eaton Corp. PLC (Electrical Equipment)	468,645	33,170,693
	Emerson Electric Co. (Electrical Equipment)	529,800	31,078,068
	Entergy Corp. (Electric Utilities)	728,925	52,220,187
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	1,460,900	41,387,297
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	570,605	47,868,054
	Iron Mountain, Inc. (Real Estate Investment Trusts)	1,207,025	43,211,495
	Johnson & Johnson (Pharmaceuticals)	232,015	26,275,699
	Kimberly-Clark Corp. (Household Products)	319,795	38,736,768
	Lockheed Martin Corp. (Aerospace & Defense)	136,375	34,275,129
	McDonald's Corp. (Hotels, Restaurants & Leisure)	410,730	50,343,176
	Merck & Co., Inc. (Pharmaceuticals)	515,710	31,968,863
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	452,984	30,508,472
	Microsoft Corp. (Software)	471,825	30,503,486
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	724,210	49,079,712
	People's United Financial, Inc. (Banks)	1,506,368	28,244,400
	PepsiCo., Inc. (Beverages)	239,880	24,894,746
	Pfizer, Inc. (Pharmaceuticals)	716,370	22,730,420
¤	Philip Morris International, Inc. (Tobacco)	711,655	68,411,395
¤	PPL Corp. (Electric Utilities)	1,939,030	67,555,805
	Procter & Gamble Co. (The) (Household Products)	360,575	31,586,370
	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,015,231	54,243,792
	Regal Entertainment Group Class A (Media)	1,423,290	32,251,751
¤	Reynolds American, Inc. (Tobacco)	1,235,254	74,275,823
	Southern Co. (The) (Electric Utilities)	645,875	31,925,601
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	579,950	43,809,423
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	288,400	31,473,092
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,282,265	62,843,808
	Waste Management, Inc. (Commercial Services & Supplies)	467,110	32,464,145
	WEC Energy Group, Inc. (Multi-Utilities)	948,333	55,999,064
	Wells Fargo & Co. (Banks)	531,428	29,935,339
¤	Welltower, Inc. (Real Estate Investment Trusts)	1,031,490	68,387,787
			1,889,040,820
	Total Common Stocks (Cost $3,618,661,600)		3,803,653,597

		Principal Amount
	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	United States 2.5%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $97,349,888 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 9/30/21, with a Principal Amount of $97,705,000 and a Market Value of $99,301,597) (Capital Markets)	$97,349,807	97,349,807
	Total Short-Term Investment (Cost $97,349,807)		97,349,807
	Total Investments (Cost $3,716,011,407) (a)	100.9%	3,901,003,404
	Other Assets, Less Liabilities	(0.9)	(35,621,058)
	Net Assets	100.0%	$3,865,382,346

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	As of January 31, 2017, cost was $3,715,448,618 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$379,354,655
Gross unrealized depreciation	(193,799,869)
Net unrealized appreciation	$185,554,786

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,803,653,597	$—	$—	$3,803,653,597
Short-Term Investment
Repurchase Agreement	—	97,349,807	—	97,349,807
Total Investments in Securities	$3,803,653,597	$97,349,807	$—	$3,901,003,404

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Australia 2.5%
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	29,085	$337,047
	Monadelphous Group, Ltd. (Construction & Engineering)	11,449	90,216
	Nine Entertainment Co. Holdings, Ltd. (Media)	174,463	131,651
	Pact Group Holdings, Ltd. (Containers & Packaging)	32,102	158,981
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	166,950	119,018
			836,913
	Belgium 0.5%
	Nyrstar N.V. (Metals & Mining) (a)	19,459	164,351

	Brazil 0.5%
	JSL S.A. (Road & Rail) (a)	52,200	159,859

	Cambodia 0.7%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	386,000	226,857

	Canada 9.8%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	33,600	292,039
	Canadian Western Bank (Banks)	8,035	182,713
	Cardinal Energy, Ltd. (Oil, Gas & Consumable Fuels)	26,524	174,890
	Colliers International Group, Inc. (Real Estate Management & Development)	4,947	181,152
	Computer Modelling Group, Ltd. (Software)	29,010	208,894
	Element Fleet Management Corp. (Diversified Financial Services)	14,395	139,940
¤	Lundin Mining Corp. (Metals & Mining) (a)	99,613	609,352
	Mullen Group, Ltd. (Energy Equipment & Services)	11,715	168,804
	Parex Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	13,041	151,732
	Pason Systems, Inc. (Energy Equipment & Services)	17,854	261,241
	TORC Oil & Gas, Ltd. (Oil, Gas & Consumable Fuels)	61,429	343,200
	Trinidad Drilling, Ltd. (Energy Equipment & Services) (a)	101,749	227,543
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	41,056	326,871
			3,268,371
	China 0.6%
	Shandong Weigao Group Medical Polymer Co., Ltd. Class H (Health Care Equipment & Supplies)	128,000	83,971
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	428,000	115,289
			199,260
	Denmark 0.6%
	ALK-Abello A/S (Pharmaceuticals)	1,440	212,181

	Finland 0.9%
	Cramo OYJ (Trading Companies & Distributors)	12,236	304,462

	France 8.3%
	Alten S.A. (IT Services)	4,034	300,474
¤	Altran Technologies S.A. (IT Services) (a)	48,090	711,470
¤	Elior Group (Hotels, Restaurants & Leisure) (b)	24,450	546,351
	IPSOS (Media)	4,130	136,715
	Nexity S.A. (Real Estate Management & Development) (a)	9,000	441,667
¤	Sopra Steria Group (IT Services)	4,283	496,332
	Tenma Corp. (Chemicals)	7,100	129,285
			2,762,294
	Germany 4.2%
	Bertrandt A.G. (Professional Services)	1,270	126,417
	Gerresheimer A.G. (Life Sciences Tools & Services)	3,801	308,641
	KION Group A.G. (Machinery)	6,730	409,021
	MorphoSys A.G. (Life Sciences Tools & Services) (a)	3,621	187,430
	ProSiebenSat.1 Media S.E. (Media)	4,090	173,427
	Stroeer S.E. & Co. KGaA (Media)	4,050	198,925
			1,403,861
	Hong Kong 0.5%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	268,000	164,070

	Ireland 1.4%
	Kingspan Group PLC (Building Products)	2,950	85,855
	UDG Healthcare PLC (Health Care Providers & Services)	45,466	366,627
			452,482
	Isle of Man 0.9%
	GVC Holdings PLC (Hotels, Restaurants & Leisure)	39,547	301,486

	Israel 0.3%
	Plus500, Ltd. (Diversified Financial Services)	23,174	119,527

	Italy 6.4%
¤	Azimut Holding S.p.A. (Capital Markets)	26,669	477,901
	Banca Generali S.p.A. (Capital Markets)	9,233	235,122
	Banca Mediolanum S.p.A. (Diversified Financial Services)	23,254	177,727
	Banca Popolare dell'Emilia Romagna S.C. (Banks)	21,341	120,717
	Banco BPM S.p.A. (Banks)	46,099	130,879
	Buzzi Unicem S.p.A. (Construction Materials)	11,300	278,122
	Hera S.p.A. (Multi-Utilities)	133,800	311,695
	Infrastrutture Wireless Italiane S.p.A (Diversified Telecommunication Services) (b)	63,786	302,833
	RAI Way S.p.A. (Media) (b)	24,100	95,739
			2,130,735
	Japan 24.7%
	Air Water, Inc. (Chemicals)	8,160	151,189
	Amano Corp. (Electronic Equipment, Instruments & Components)	12,000	229,882
¤	Daifuku Co., Ltd. (Machinery)	22,700	502,211
	DTS Corp. (IT Services)	3,900	88,286
	En-japan, Inc. (Professional Services)	7,900	142,803
	GMO internet, Inc. (Internet Software & Services)	15,100	219,191
	H.I.S Co., Ltd. (Hotels, Restaurants & Leisure)	10,665	284,312
	Hazama Ando Corp. (Construction & Engineering)	26,900	187,735
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,600	233,035
	Kansai Paint Co., Ltd. (Chemicals)	12,140	235,897
	Kumagai Gumi Co., Ltd. (Construction & Engineering)	90,000	258,259
	Leopalace21 Corp. (Real Estate Management & Development)	46,400	266,294
	Makino Milling Machine Co., Ltd. (Machinery)	19,000	166,929
	MISUMI Group, Inc. (Trading Companies & Distributors)	19,600	366,274
	Morinaga & Co., Ltd. (Food Products)	3,200	138,305
	Nachi-Fujikoshi Corp. (Machinery)	40,000	196,263
	Nichias Corp. (Building Products)	16,000	164,237
	Nifco, Inc. (Auto Components)	6,650	335,710
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	5,200	148,525
	OBIC Co., Ltd. (IT Services)	8,000	384,023
	PALTAC Corp. (Distributors)	11,800	305,268
	SCSK Corp. (IT Services)	10,200	383,482
	Skylark Co., Ltd. (Hotels, Restaurants & Leisure)	24,600	333,127
	St. Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	5,700	171,894
	Sundrug Co., Ltd. (Food & Staples Retailing)	6,200	427,207
	Technopro Holdings, Inc. (Professional Services)	9,300	320,817
	Temp Holdings Co., Ltd. (Professional Services)	15,200	263,318
	Tokyo Century Corp. (Diversified Financial Services)	8,100	275,835
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	9,400	336,339
	Tosho Co., Ltd. (Hotels, Restaurants & Leisure)	2,800	130,192
	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	5,600	198,636
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	10,400	359,685
			8,205,160
	Luxembourg 2.0%
	Aperam S.A. (Metals & Mining)	8,002	377,358
	Eurofins Scientific S.E. (Life Sciences Tools & Services)	620	277,755
			655,113
	Malaysia 0.4%
	Astro Malaysia Holdings BHD (Media)	214,800	131,901

	Netherlands 1.3%
	Aalberts Industries N.V. (Machinery)	9,080	318,070
	Euronext N.V. (Capital Markets) (b)	2,300	101,735
			419,805
	New Zealand 0.5%
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	60,150	166,819

	Norway 0.9%
	SpareBank 1 SMN (Banks)	35,450	296,561

	Portugal 0.5%
	Mota-Engil SGPS S.A. (Construction & Engineering)	103,060	179,007

	Republic of Korea 2.1%
	GS Home Shopping, Inc. (Internet & Catalog Retail)	881	137,066
	Innocean Worldwide, Inc. (Media)	3,852	192,252
	Jusung Engineering Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	9,513	93,321
	Kiwoom Securities Co., Ltd. (Capital Markets) (a)	2,240	139,940
	Paradise Co., Ltd. (Hotels, Restaurants & Leisure)	10,853	125,144
			687,723
	Singapore 0.7%
	First Resources, Ltd. (Food Products)	108,300	148,309
	SembCorp Industries, Ltd. (Industrial Conglomerates)	41,400	92,532
			240,841
	Spain 4.4%
	Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	17,833	381,626
	Liberbank S.A. (Banks) (a)	145,469	160,960
	Mediaset Espana Comunicacion S.A. (Media)	7,020	85,708
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	32,112	411,819
	Merlin Properties Socimi S.A. (Real Estate Investment Trusts)	37,360	417,618
			1,457,731
	Sweden 1.7%
	BillerudKorsnas AB (Containers & Packaging)	5,808	96,743
¤	Boliden AB (Metals & Mining)	16,632	485,055
			581,798
	Switzerland 2.8%
	EFG International A.G. (Capital Markets) (a)	28,297	171,289
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	2,186	341,966
	Temenos Group A.G. Registered (Software) (a)	5,724	414,745
			928,000
	Taiwan 0.2%
	Cub Elecparts, Inc. (Auto Components)	9,997	78,774

	Thailand 0.4%
	Thaicom PCL (Diversified Telecommunication Services)	200,400	125,784

	United Kingdom 14.8%
	Ashtead Group PLC (Trading Companies & Distributors)	15,987	322,993
	Babcock International Group PLC (Commercial Services & Supplies)	17,417	195,661
	Consort Medical PLC (Health Care Equipment & Supplies)	4,236	51,823
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	38,250	174,333
	HomeServe PLC (Commercial Services & Supplies)	36,146	271,693
¤	Intermediate Capital Group PLC (Capital Markets)	70,521	614,354
	Just Eat PLC (Internet Software & Services) (a)	33,301	226,011
	Ladbrokes PLC (Hotels, Restaurants & Leisure)	209,450	314,605
¤	Micro Focus International PLC (Software)	17,661	476,566
	PageGroup PLC (Professional Services)	40,832	221,596
	Petrofac, Ltd. (Energy Equipment & Services)	8,635	99,612
¤	Playtech PLC (Software)	49,580	517,061
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	305,772	323,115
	Saga PLC (Insurance)	104,750	243,521
	Savills PLC (Real Estate Management & Development)	17,390	169,653
	SThree PLC (Professional Services)	19,144	76,885
	TP ICAP PLC (Capital Markets)	42,680	249,504
	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (a)	59,308	219,576
	Vesuvius PLC (Machinery)	26,520	157,536
			4,926,098
	United States 1.2%
	NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	33,000	396,330

	Total Common Stocks (Cost $29,848,264)		32,184,154

	Preferred Stocks 1.1%
	Brazil 1.1%
	Banco ABC Brasil S.A. 7.34% (Banks)	21,551	113,189
	Usinas Siderurgicas de Minas Gerais S.A. (Metals & Mining) (a)	142,200	236,917
			350,106
	Total Preferred Stocks (Cost $297,345)		350,106

		Principal Amount
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	United States 1.9%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $625,748 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $645,000 and a Market Value of $640,693) (Capital Markets)	$625,747	625,747
	Total Short-Term Investment (Cost $625,747)		625,747
	Total Investments (Cost $30,771,356) (c)	99.7%	33,160,007
	Other Assets, Less Liabilities	0.3	107,551
	Net Assets	100.0%	$33,267,558

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2017, cost was $32,131,042 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$4,511,802
Gross unrealized depreciation	(3,482,837)
Net unrealized appreciation	$1,028,965

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$32,184,154	$—	$—	$32,184,154
Preferred Stocks	350,106	—	—	350,106
Short-Term Investment
Repurchase Agreement	—	625,747	—	625,747
Total Investments in Securities	$32,534,260	$625,747	$—	$33,160,007

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Aerospace & Defense 4.6%
	Boeing Co. (The)	109,698	$17,926,847
	Hexcel Corp.	229,746	11,797,457
	Rockwell Collins, Inc.	80,541	7,309,901
			37,034,205
	Banks 5.3%
	Bank of America Corp.	699,287	15,831,857
	Citizens Financial Group, Inc.	355,657	12,864,114
	U.S. Bancorp	257,760	13,571,064
			42,267,035
	Beverages 2.1%
	PepsiCo., Inc.	164,887	17,111,973

	Biotechnology 1.9%
	AbbVie, Inc.	248,473	15,184,185

	Building Products 2.0%
	Johnson Controls International PLC	369,055	16,231,039

	Capital Markets 5.6%
	Ameriprise Financial, Inc.	115,558	12,973,696
	BlackRock, Inc.	34,409	12,868,278
¤	CME Group, Inc.	156,209	18,913,786
			44,755,760
	Chemicals 2.8%
	E.I. du Pont de Nemours & Co.	169,912	12,828,356
	Ecolab, Inc.	79,475	9,547,332
			22,375,688
	Communications Equipment 1.8%
	F5 Networks, Inc. (a)	106,728	14,304,754

	Construction & Engineering 1.0%
	Jacobs Engineering Group, Inc. (a)	130,936	7,666,303

	Construction Materials 1.5%
	Martin Marietta Materials, Inc.	54,049	12,409,650

	Consumer Finance 1.5%
	Discover Financial Services	168,237	11,655,459

	Distributors 1.2%
	Genuine Parts Co.	95,613	9,256,294

	Electric Utilities 0.9%
	PPL Corp.	213,760	7,447,398

	Electrical Equipment 1.5%
	AMETEK, Inc.	237,359	12,129,045

	Electronic Equipment, Instruments & Components 1.2%
	Universal Display Corp. (a)	149,122	9,842,052

	Food Products 1.2%
	J.M. Smucker Co. (The)	72,928	9,907,269

	Health Care Equipment & Supplies 2.9%
	Danaher Corp.	145,247	12,189,128
	DENTSPLY SIRONA, Inc.	191,379	10,851,189
			23,040,317
	Health Care Providers & Services 5.4%
	Air Methods Corp. (a)	188,334	6,723,524
	McKesson Corp.	108,402	15,084,138
¤	UnitedHealth Group, Inc.	131,427	21,304,317
			43,111,979
	Household Durables 1.1%
	NVR, Inc. (a)	4,720	8,769,760

	Household Products 2.1%
	Procter & Gamble Co. (The)	193,663	16,964,879

	Industrial Conglomerates 2.3%
¤	General Electric Co.	614,179	18,241,116

	Insurance 5.3%
¤	American International Group, Inc.	315,920	20,301,019
	Chubb, Ltd.	88,458	11,631,342
	Marsh & McLennan Cos., Inc.	157,275	10,697,846
			42,630,207
	Internet Software & Services 2.7%
¤	Alphabet, Inc. Class C (a)	27,101	21,593,806

	IT Services 5.9%
	Fidelity National Information Services, Inc.	198,839	15,791,793
	First Data Corp. Class A (a)	635,189	9,743,799
	Sabre Corp.	149,815	3,670,468
	Visa, Inc. Class A	214,271	17,722,355
			46,928,415
	Machinery 2.1%
	Ingersoll-Rand PLC	213,608	16,949,795

	Media 4.1%
¤	Comcast Corp. Class A	254,715	19,210,605
	Time Warner, Inc.	138,244	13,388,932
			32,599,537
	Multi-Utilities 1.3%
	Vectren Corp.	192,140	10,546,565

	Multiline Retail 1.0%
	Dollar General Corp.	107,184	7,912,323

	Oil, Gas & Consumable Fuels 3.1%
	Anadarko Petroleum Corp.	168,237	11,697,519
	Occidental Petroleum Corp.	188,334	12,763,395
			24,460,914
	Pharmaceuticals 2.0%
	Allergan PLC (a)	73,385	16,063,243

	Semiconductors & Semiconductor Equipment 2.5%
	Applied Materials, Inc.	482,482	16,525,008
	Cypress Semiconductor Corp.	322,010	3,799,718
			20,324,726
	Software 6.4%
¤	Microsoft Corp.	503,340	32,540,931
¤	Oracle Corp.	462,994	18,570,689
			51,111,620
	Specialty Retail 4.4%
	Advance Auto Parts, Inc.	67,886	11,149,597
	Home Depot, Inc. (The)	92,264	12,693,681
	TJX Cos., Inc. (The)	156,361	11,714,566
			35,557,844
	Technology Hardware, Storage & Peripherals 7.3%
¤	Apple, Inc.	326,121	39,574,783
¤	Seagate Technology PLC	424,993	19,188,434
			58,763,217
	Total Common Stocks (Cost $641,171,429)		785,148,372

		Principal Amount
	Short-Term Investment 1.1%
	Repurchase Agreement 1.1%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $9,172,355 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $9,365,000 and a Market Value of $9,359,877)	$9,172,348	9,172,348
	Total Short-Term Investment (Cost $9,172,348)		9,172,348
	Total Investments (Cost $650,343,777) (b)	99.1%	794,320,720
	Other Assets, Less Liabilities	0.9	7,146,837
	Net Assets	100.0%	$801,467,557

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $650,979,717 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$161,846,534
Gross unrealized depreciation	(18,505,531)
Net unrealized appreciation	$143,341,003

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$785,148,372	$—	$—	$785,148,372
Short-Term Investment
Repurchase Agreement	—	9,172,348	—	9,172,348
Total Investments in Securities	$785,148,372	$9,172,348	$—	$794,320,720

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.3% †
	Aerospace & Defense 5.6%
	Boeing Co. (The)	6,158	$1,006,341
	General Dynamics Corp.	6,516	1,179,917
	Lockheed Martin Corp.	9,093	2,285,344
	Raytheon Co.	13,962	2,012,762
	United Technologies Corp.	10,096	1,107,228
			7,591,592
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	12,673	1,383,004

	Automobiles 0.6%
	Daimler A.G., Sponsored ADR	11,875	890,625

	Banks 3.8%
	Commonwealth Bank of Australia, Sponsored ADR	10,525	653,497
	M&T Bank Corp.	7,733	1,257,154
	People's United Financial, Inc.	53,414	1,001,513
	U.S. Bancorp	23,843	1,255,334
	Wells Fargo & Co.	19,189	1,080,916
			5,248,414
	Beverages 3.2%
	Coca-Cola Co. (The)	31,433	1,306,670
	Coca-Cola European Partners PLC	23,557	813,423
	Molson Coors Brewing Co. Class B	12,673	1,223,198
	PepsiCo., Inc.	10,024	1,040,291
			4,383,582
	Biotechnology 1.8%
¤	AbbVie, Inc.	39,452	2,410,912

	Capital Markets 2.8%
	BlackRock, Inc.	3,437	1,285,369
¤	CME Group, Inc.	20,549	2,488,073
			3,773,442
	Chemicals 1.9%
	Agrium, Inc.	8,377	862,077
	Dow Chemical Co. (The)	28,282	1,686,456
			2,548,533
	Commercial Services & Supplies 4.0%
	Deluxe Corp.	24,989	1,820,449
	Republic Services, Inc.	27,495	1,577,663
	Waste Management, Inc.	30,573	2,124,823
			5,522,935
	Communications Equipment 1.2%
	Cisco Systems, Inc.	52,555	1,614,490

	Containers & Packaging 0.9%
	Bemis Co., Inc.	24,058	1,172,106

	Distributors 0.9%
	Genuine Parts Co.	13,103	1,268,501

	Diversified Telecommunication Services 4.3%
¤	AT&T, Inc.	64,512	2,719,826
	CenturyLink, Inc.	31,791	822,115
¤	Verizon Communications, Inc.	48,044	2,354,637
			5,896,578
	Electric Utilities 6.6%
¤	Duke Energy Corp.	31,576	2,479,979
	Entergy Corp.	25,561	1,831,190
	Eversource Energy	30,359	1,679,460
	PPL Corp.	58,211	2,028,071
	Southern Co. (The)	18,903	934,376
			8,953,076
	Electrical Equipment 2.1%
	Eaton Corp. PLC	20,549	1,454,458
	Emerson Electric Co.	24,559	1,440,631
			2,895,089
	Food & Staples Retailing 1.2%
	CVS Health Corp.	8,950	705,350
	Wal-Mart Stores, Inc.	13,533	903,192
			1,608,542
	Food Products 2.8%
	Campbell Soup Co.	25,848	1,608,521
	Kraft Heinz Co. (The)	24,559	2,192,873
			3,801,394
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	12,100	919,842

	Health Care Providers & Services 1.3%
	UnitedHealth Group, Inc.	11,384	1,845,346

	Hotels, Restaurants & Leisure 1.2%
	Brinker International, Inc.	16,898	751,961
	McDonald's Corp.	7,804	956,536
			1,708,497
	Household Products 3.7%
	Colgate-Palmolive Co.	10,310	665,820
¤	Kimberly-Clark Corp.	19,905	2,411,092
	Procter & Gamble Co. (The)	21,838	1,913,009
			4,989,921
	Industrial Conglomerates 2.3%
	3M Co.	12,029	2,102,910
	Honeywell International, Inc.	8,520	1,008,086
			3,110,996
	Insurance 3.1%
	Allianz S.E., Sponsored ADR	59,786	1,014,270
	Arthur J. Gallagher & Co.	35,371	1,904,021
	Marsh & McLennan Cos., Inc.	19,762	1,344,211
			4,262,502
	IT Services 2.4%
	Automatic Data Processing, Inc.	18,688	1,887,301
	Paychex, Inc.	22,339	1,346,818
			3,234,119
	Media 1.3%
	Regal Entertainment Group Class A	42,531	963,752
	Time Warner, Inc.	7,876	762,791
			1,726,543
	Multi-Utilities 8.0%
	Ameren Corp.	42,316	2,227,937
	CMS Energy Corp.	37,948	1,616,585
	Dominion Resources, Inc.	22,697	1,731,327
	NiSource, Inc.	40,311	901,757
	SCANA Corp.	13,819	949,365
	Vectren Corp.	21,910	1,202,640
	WEC Energy Group, Inc.	39,595	2,338,085
			10,967,696
	Oil, Gas & Consumable Fuels 5.2%
	Enterprise Products Partners, L.P.	61,934	1,754,590
	Exxon Mobil Corp.	16,826	1,411,533
	Occidental Petroleum Corp.	27,709	1,877,839
	Royal Dutch Shell PLC Class A, Sponsored ADR	23,413	1,273,433
	Spectra Energy Corp.	20,082	836,416
			7,153,811
	Pharmaceuticals 3.0%
	Johnson & Johnson	16,540	1,873,155
	Merck & Co., Inc.	21,981	1,362,602
	Pfizer, Inc.	26,993	856,488
			4,092,245
	Real Estate Investment Trusts 2.9%
	Iron Mountain, Inc.	42,316	1,514,913
¤	Welltower, Inc.	36,588	2,425,784
			3,940,697
	Semiconductors & Semiconductor Equipment 5.5%
	Analog Devices, Inc.	15,537	1,164,343
	Intel Corp.	22,984	846,271
	Microchip Technology, Inc.	24,702	1,663,680
	QUALCOMM, Inc.	35,084	1,874,538
	Texas Instruments, Inc.	26,134	1,974,162
			7,522,994
	Software 2.0%
	Microsoft Corp.	27,781	1,796,042
	Oracle Corp.	23,986	962,078
			2,758,120
	Specialty Retail 0.7%
	Home Depot, Inc. (The)	7,303	1,004,747

	Technology Hardware, Storage & Peripherals 1.1%
	Apple, Inc.	12,315	1,494,425

	Tobacco 5.7%
¤	Altria Group, Inc.	34,583	2,461,618
¤	Philip Morris International, Inc.	26,492	2,546,676
¤	Reynolds American, Inc.	45,538	2,738,200
			7,746,494
	Wireless Telecommunication Services 1.5%
	Vodafone Group PLC, Sponsored ADR	84,489	2,103,776
	Total Common Stocks (Cost $122,489,417)		131,545,586

		Principal Amount
	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $4,768,172 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/22, with a Principal Amount of $4,900,000 and a Market Value of $4,867,278)	$4,768,168	4,768,168
	Total Short-Term Investment (Cost $4,768,168)		4,768,168
	Total Investments (Cost $127,257,585) (a)	99.8%	136,313,754
	Other Assets, Less Liabilities	0.2	256,734
	Net Assets	100.0%	$136,570,488

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	As of January 31, 2017, cost was $127,311,037 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$10,597,666
Gross unrealized depreciation	(1,594,949)
Net unrealized appreciation	$9,002,717

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$131,545,586	$—	$—	$131,545,586
Short-Term Investment
Repurchase Agreement	—	4,768,168	—	4,768,168
Total Investments in Securities	$131,545,586	$4,768,168	$—	$136,313,754

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Small Cap Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Aerospace & Defense 2.1%
¤	Hexcel Corp.	241,001	$12,375,401

	Banks 11.8%
	Bank of Hawaii Corp.	114,795	9,862,038
¤	Bank of the Ozarks, Inc.	240,493	13,195,851
¤	BankUnited, Inc.	397,561	15,186,830
	CVB Financial Corp.	126,663	2,854,984
	Eagle Bancorp, Inc. (a)	49,609	3,038,551
	Glacier Bancorp, Inc.	175,274	6,227,485
	LegacyTexas Financial Group, Inc.	74,765	3,089,290
¤	Texas Capital Bancshares, Inc. (a)	138,302	11,409,915
	Western Alliance Bancorp (a)	123,467	6,096,801
			70,961,745
	Building Products 3.0%
	Armstrong Flooring, Inc. (a)	302,849	6,368,914
	Insteel Industries, Inc.	162,721	6,027,186
	JELD-WEN Holding, Inc. (a)	201,511	5,454,903
			17,851,003
	Capital Markets 4.4%
	Artisan Partners Asset Management, Inc. Class A	103,840	3,006,168
	Diamond Hill Investment Group, Inc.	34,005	6,875,811
	FactSet Research Systems, Inc.	36,059	6,240,010
	Morningstar, Inc.	90,604	6,899,495
	Pzena Investment Management, Inc. Class A	339,593	3,392,534
			26,414,018
	Chemicals 1.2%
	Valvoline, Inc.	302,621	7,005,676

	Commercial Services & Supplies 3.0%
	KAR Auction Services, Inc.	233,994	10,658,427
	U.S. Ecology, Inc.	143,551	7,356,989
			18,015,416
	Communications Equipment 3.2%
	Harmonic, Inc. (a)	1,290,360	6,838,908
¤	NetScout Systems, Inc. (a)	365,153	12,159,595
			18,998,503
	Construction Materials 1.0%
	Summit Materials, Inc. Class A (a)	247,900	6,222,290

	Diversified Consumer Services 1.9%
¤	Service Corporation International	383,183	11,162,121

	Diversified Telecommunication Services 1.0%
	Lumos Networks Corp. (a)	405,092	6,266,773

	Electronic Equipment, Instruments & Components 1.8%
	Universal Display Corp. (a)	165,460	10,920,360

	Energy Equipment & Services 3.1%
	Core Laboratories N.V.	48,413	5,656,091
	Dril-Quip, Inc. (a)	79,877	4,968,349
	Oil States International, Inc. (a)	201,519	7,960,001
			18,584,441
	Food Products 4.1%
	B&G Foods, Inc.	197,867	8,775,401
	Fresh Del Monte Produce, Inc.	98,591	5,644,335
	TreeHouse Foods, Inc. (a)	134,650	10,217,242
			24,636,978
	Health Care Equipment & Supplies 1.4%
	Natus Medical, Inc. (a)	215,680	8,422,304

	Health Care Providers & Services 7.0%
	Air Methods Corp. (a)	300,339	10,722,102
	HealthSouth Corp.	144,880	5,624,242
	Molina Healthcare, Inc. (a)	186,913	10,601,705
	Patterson Cos., Inc.	244,881	10,189,499
	Universal Health Services, Inc. Class B	43,930	4,947,836
			42,085,384
	Hotels, Restaurants & Leisure 4.0%
	Cedar Fair, L.P.	153,364	9,589,851
	Darden Restaurants, Inc.	92,791	6,799,725
	Red Rock Resorts, Inc.	317,425	7,453,139
			23,842,715
	Household Durables 2.2%
¤	NVR, Inc. (a)	6,949	12,911,242

	Insurance 2.9%
¤	Markel Corp. (a)	15,465	14,305,125
	ProAssurance Corp.	53,286	2,898,758
			17,203,883
	Internet Software & Services 1.1%
	Criteo S.A., Sponsored ADR (a)	143,353	6,460,920

	IT Services 3.1%
	CSRA, Inc.	289,840	8,990,837
	Sabre Corp.	109,824	2,690,688
	WEX, Inc. (a)	61,620	7,045,014
			18,726,539
	Leisure Products 1.9%
¤	Brunswick Corp.	194,444	11,639,418

	Life Sciences Tools & Services 1.8%
	Bio-Rad Laboratories, Inc. Class A (a)	55,229	10,497,928

	Machinery 5.4%
	John Bean Technologies Corp.	87,409	7,547,767
	Manitowoc Foodservice, Inc. (a)	343,244	6,583,420
	Mueller Industries, Inc.	148,572	5,981,509
¤	Woodward, Inc.	173,904	12,110,674
			32,223,370
	Metals & Mining 2.3%
	Compass Minerals International, Inc.	92,582	7,739,855
	Reliance Steel & Aluminum Co.	77,595	6,180,442
			13,920,297
	Multi-Utilities 2.7%
	Black Hills Corp.	149,713	9,364,548
	NorthWestern Corp.	118,218	6,751,430
			16,115,978
	Real Estate Investment Trusts 4.8%
	Blackstone Mortgage Trust, Inc. Class A	221,831	6,763,627
	CubeSmart	280,255	7,042,808
	GEO Group, Inc. (The)	195,813	8,130,156
	Kite Realty Group Trust	275,463	6,616,621
			28,553,212
	Real Estate Management & Development 1.2%
	Jones Lang LaSalle, Inc.	70,520	7,265,676

	Road & Rail 3.1%
	AMERCO	16,361	6,162,698
	Genesee & Wyoming, Inc. Class A (a)	96,766	7,292,286
	Werner Enterprises, Inc.	187,826	5,277,910
			18,732,894
	Semiconductors & Semiconductor Equipment 1.3%
	Cypress Semiconductor Corp.	673,023	7,941,671

	Software 4.1%
	MicroStrategy, Inc. Class A (a)	39,710	7,993,623
	PTC, Inc. (a)	210,648	11,073,765
	TiVo Corp. (a)	282,766	5,344,278
			24,411,666
	Specialty Retail 3.0%
	Advance Auto Parts, Inc.	36,059	5,922,330
	Hibbett Sports, Inc. (a)	110,313	3,640,329
	Sally Beauty Holdings, Inc. (a)	347,580	8,272,404
			17,835,063
	Textiles, Apparel & Luxury Goods 4.1%
	Carter's, Inc.	95,168	7,970,320
	Oxford Industries, Inc.	83,757	4,608,310
	PVH Corp.	53,568	5,025,214
	Steven Madden, Ltd. (a)	202,888	7,141,659
			24,745,503
	Total Common Stocks (Cost $494,198,381)		592,950,388

		Principal Amount
	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $4,370,599 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $4,460,000 and a Market Value of $4,462,453)	$4,370,595	4,370,595
	Total Short-Term Investment (Cost $4,370,595)		4,370,595
	Total Investments (Cost $498,568,976) (b)	99.8%	597,320,983
	Other Assets, Less Liabilities	0.2	1,468,561
	Net Assets	100.0%	$598,789,544

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $497,600,548 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$106,898,653
Gross unrealized depreciation	(7,178,218)
Net unrealized appreciation	$99,720,435

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$592,950,388	$—	$—	$592,950,388
Short-Term Investment
Repurchase Agreement	—	4,370,595	—	4,370,595
Total Investments in Securities	$592,950,388	$4,370,595	$—	$597,320,983

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 100.9%†
	Corporate Bonds 2.8%
	Auto Manufacturers 0.1%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$600,000	$603,372

	Beverage, Food & Tobacco 0.1%
	AdvancePierre Food Holdings, Inc. 5.50%, due 12/15/24 (a)	1,500,000	1,530,000

	Cargo Transport 0.1%
	Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (a)	2,000,000	2,050,000

	Chemicals, Plastics & Rubber 0.5%
	Alpha 3 B.V. / Alpha US Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,600,000
	Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	2,070,000
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,530,000
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,950,000	2,028,000
			7,228,000
	Containers, Packaging & Glass 0.3%
	ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (a)(b)	1,330,000	1,351,613
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	1,200,000	1,285,500
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,496,812
			4,133,925
	Diversified/Conglomerate Manufacturing 0.3%
	Acco Brands Corp. 5.25%, due 12/15/24 (a)	3,770,000	3,793,939
	Scotts Miracle Grow Co. (The) 5.25%, due 12/15/26 (a)	800,000	805,504
			4,599,443
	Ecological 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,221,000

	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	3,056,250

	Healthcare, Education & Childcare 0.0%‡
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	350,213

	Hotels, Motels, Inns & Gaming 0.1%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24 (a)	1,250,000	1,268,038

	Media 0.2%
	SFR Group S.A. 6.00%, due 5/15/22 (a)	2,000,000	2,057,500

	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	330,000	382,800

	Oil & Gas 0.1%
	FTS International, Inc. 8.463%, due 6/15/20 (a)(c)	1,670,000	1,709,662

	Software 0.1%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	783,000	809,426

	Telecommunications 0.2%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	890,000	914,475
	Frontier Communications Corp. 8.875%, due 9/15/20	2,000,000	2,130,000
			3,044,475
	Utilities 0.4%
	Dynegy, Inc.
	7.375%, due 11/1/22	2,000,000	1,975,000
	7.625%, due 11/1/24	1,500,000	1,428,750
	NRG Energy, Inc. 7.25%, due 5/15/26 (a)	2,700,000	2,824,875
			6,228,625
	Total Corporate Bonds (Cost $39,364,758)		40,272,729
	Floating Rate Loans 88.8% (d)
	Aerospace & Defense 1.9%
	American Airlines, Inc.
	2016 USD Term Loan B 3.267%, due 12/14/23	2,948,354	2,961,621
	New Term Loan 3.276%, due 6/27/20	3,614,521	3,630,584
	BE Aerospace, Inc. 2014 Term Loan B 3.943%, due 12/16/21	6,102,884	6,123,866
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	5,480,625	5,504,603
	Engility Corp. Term Loan B2 5.75%, due 8/12/23	894,118	899,706
	TransDigm, Inc. 2016 Extended Term Loan F 3.778%, due 6/9/23	7,144,394	7,122,960
	United Airlines, Inc. New Term Loan B 3.276%, due 4/1/19	1,365,937	1,370,572
			27,613,912
	Auto Manufacturers 0.1%
	CH Hold Corp. 1st Lien Term Loan TBD, due 1/18/24 (e)	1,020,000	1,027,650

	Automobile 2.0%
	Allison Transmission, Inc. New Term Loan B3 3.276%, due 9/23/22	1,738,350	1,753,778
	FCA U.S. LLC New Term Loan B 3.528%, due 5/24/17	3,910,691	3,910,449
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	6,064,498	6,011,434
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.77%, due 4/30/19	3,000,000	3,023,250
	KAR Auction Services, Inc. Term Loan B2 4.188%, due 3/11/21	1,909,390	1,920,527
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21	4,665,248	4,672,377
	Tectum Holdings, Inc. Term Loan B 5.75%, due 8/24/23	2,867,813	2,887,529
	Tower Automotive Holdings USA LLC New Term Loan 4.063%, due 4/23/20	5,057,711	5,064,033
			29,243,377
	Banking 0.5%
	Capital Automotive L.P.
	New Term Loan B 4.00%, due 4/10/19	5,657,388	5,683,316
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,683,333
			7,366,649
	Beverage, Food & Tobacco 2.3%
	Acosta Holdco, Inc. 2015 Term Loan 4.289%, due 9/26/21	4,189,661	4,036,738
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,806,758	4,799,750
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	1,458,333	1,424,609
	ASP MSG Acquisition Co., Inc. Term Loan B 6.00%, due 8/16/23	2,244,375	2,258,402
	B&G Foods, Inc. 2015 Term Loan B 3.771%, due 11/2/22	1,386,905	1,397,595
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (e)	1,636,197	1,292,596
	2nd Lien Term Loan 8.75%, due 12/21/20 (e)	200,000	124,000
	Hostess Brands LLC 2016 1st Lien Term Loan 4.00%, due 8/3/22	3,967,462	4,003,420
	Oak Tea, Inc. USD Term Loan B1 3.50%, due 7/2/22	4,193,878	4,207,856
	Pinnacle Foods Finance LLC
	Term Loan G 3.276%, due 4/29/20	3,155,052	3,162,375
	2016 Term Loan I 3.526%, due 1/13/23	1,980,000	1,987,116
	U.S. Foods, Inc. 2016 Term Loan B 3.778%, due 6/27/23	4,967,346	4,999,947
			33,694,404
	Broadcasting & Entertainment 3.9%
	CBS Radio Inc. Term Loan B 4.50%, due 10/17/23	1,811,321	1,824,906
	Charter Communications Operating LLC 2016 Term Loan I Add 3.026%, due 1/15/24	4,537,143	4,551,725
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	4,091,359	2,671,657
	Entercom Radio, LLC 2016 Term Loan 4.50%, due 11/1/23	3,289,773	3,323,493
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 7.00%, due 1/6/23	2,100,000	2,097,375
	iHeartCommunications, Inc. Term Loan D 7.528%, due 1/30/19	3,250,000	2,717,000
	Mission Broadcasting, Inc. 2016 Term Loan B2 3.767%, due 1/17/24	313,636	316,381
	Numericable U.S. LLC USD Term Loan B7 5.289%, due 1/15/24	5,602,823	5,646,009
	Salem Communications Corp. Term Loan B 4.50%, due 3/13/20	1,679,665	1,643,972
¤	Tribune Media Co. Term Loan C 3.776%, due 1/27/24	14,304,612	14,394,015
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	3,461,966	3,464,670
	Term Loan C4 4.00%, due 3/1/20	11,759,111	11,777,079
	Wideopenwest Finance LLC 2016 Term Loan B 4.50%, due 8/18/23	2,992,497	3,010,826
			57,439,108
	Buildings & Real Estate 3.4%
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.262%, due 11/4/21	5,435,259	5,457,153
	GYP Holdings III Corp. Add On 1st Lien Term Loan 4.539%, due 4/1/21	1,990,000	1,992,487
	HD Supply, Inc.
	Incremental Term Loan B1 3.748%, due 8/13/21	1,504,462	1,512,360
	Incremental Term Loan B2 3.748%, due 10/17/23	2,493,750	2,509,336
	Headwaters, Inc. 2016 Term Loan B 4.00%, due 3/24/22	5,344,805	5,356,831
	Jeld-Wen, Inc. Term Loan B2 4.75%, due 7/1/22	3,750,000	3,780,000
	Priso Acquisition Corp.
	2017 Term Loan B TBD, due 5/8/22	1,419,617	1,423,166
	1st Lien Term Loan 4.50%, due 5/8/22 (e)	2,366,028	2,374,901
	Realogy Corp. 2017 Term Loan B 3.026%, due 7/20/22	10,082,148	10,119,956
	Safway Group Holding LLC Term Loan B 5.75%, due 8/19/23	3,649,103	3,690,156
	Wilsonart LLC 2016 Term Loan 4.50%, due 12/19/23	12,227,735	12,288,874
			50,505,220
	Cargo Transport 0.2%
	XPO Logistics, Inc. Term Loan B2 4.25%, due 11/1/21	2,167,326	2,183,039

	Chemicals, Plastics & Rubber 4.9%
	Allnex USA, Inc. USD Term Loan B3 5.288%, due 9/13/23	1,239,981	1,252,381
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B1 3.498%, due 2/1/23	5,931,238	5,995,847
	Chemours Co. (The) Term Loan B 3.78%, due 5/12/22	6,135,387	6,118,134
	Chromaflo Technologies Corp. Term Loan B1 5.00%, due 11/18/23	217,361	218,720
	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	1,285,714	1,269,643
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	2,413,490	2,423,296
	New 2nd Lien Term Loan 8.75%, due 8/1/22	1,300,000	1,297,292
	Flex Acquisition Co., Inc. 1st Lien Term Loan 4.25%, due 12/29/23	4,500,000	4,532,346
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	3,251,912	3,245,138
	GCP Applied Technologies, Inc. 2016 Term Loan B 4.248%, due 2/3/22	2,729,375	2,753,257
	Huntsman International LLC Term Loan B2 3.931%, due 4/1/23	1,488,769	1,500,555
	Ineos U.S. Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	4,716,166	4,741,058
	Kraton Polymers LLC 2016 Term Loan B 5.00%, due 1/6/22	1,250,000	1,263,750
	MacDermid, Inc. 2016 USD Term Loan 5.00%, due 6/7/23	7,675,881	7,758,396
	Nexeo Solutions LLC 2016 Term Loan 5.263%, due 6/9/23	4,903,929	4,945,308
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	3,652,646	3,565,896
	PQ Corp. 2016 USD Term Loan 5.289%, due 11/4/22	1,628,192	1,645,928
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	2,433,137	2,436,940
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,250,000	1,232,500
	Univar, Inc. 2017 Term Loan B 3.519%, due 7/1/22	10,855,075	10,832,464
	Zep, Inc. 2016 Term Loan 5.00%, due 6/26/22	2,561,000	2,580,207
			71,609,056
	Containers, Packaging & Glass 4.7%
	Anchor Glass Container Corp.
	2016 1st Lien Term Loan 4.25%, due 12/7/23	4,800,000	4,831,502
	2016 2nd Lien Term Loan 8.75%, due 12/7/24	500,000	509,375
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.009%, due 12/17/21	7,882,898	7,966,654
	Berlin Packaging LLC 2014 1st Lien Term Loan 4.50%, due 10/1/21	2,481,028	2,497,569
	Berry Plastics Group, Inc.
	Term Loan I 3.287%, due 10/3/22	3,856,635	3,882,807
	Term Loan J 3.287%, due 1/19/24	3,000,000	3,018,000
	Berry Plastics Holding Corp. Term Loan G 3.50%, due 1/6/21	6,347,853	6,374,305
	BWAY Holding Co. 2016 Term Loan B 4.75%, due 8/14/23	3,817,062	3,844,098
	Caraustar Industries, Inc. Term Loan B 8.00%, due 5/1/19	2,431,863	2,476,446
	Fort Dearborn Co.
	2016 1st Lien Term Loan 5.00%, due 10/19/23	2,500,000	2,514,063
	2016 2nd Lien Term Loan 9.50%, due 10/19/24	500,000	508,750
	Klockner-Pentaplast of America, Inc.
	USD 1st Lien Term Loan 4.25%, due 4/28/20	1,449,235	1,460,104
	USD German Borrower 4.25%, due 4/28/20	619,331	623,976
	Mauser U.S. Corp. LLC USD 1st Lien Term Loan 4.50%, due 7/31/21	5,456,868	5,475,056
	Multi Packaging Solutions, Inc. USD Term Loan A 4.25%, due 9/30/20	759,864	759,864
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	1,000,000	952,500
	Reynolds Group Holdings, Inc. 2016 USD Term Loan 4.25%, due 2/5/23	11,705,534	11,732,363
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.00%, due 5/1/21	6,289,602	6,356,429
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.539%, due 6/1/22	3,152,000	3,150,424
			68,934,285
	Diversified/Conglomerate Manufacturing 2.1%
	Columbus McKinnon Corp. Term Loan B TBD, due 1/13/24	2,000,000	2,010,000
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	4,227,308	4,280,149
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	5,151,683	5,178,729
	Gardner Denver, Inc. USD Term Loan 4.558%, due 7/30/20	3,294,255	3,253,761
	Mueller Water Products, Inc. New Term Loan B 4.096%, due 11/26/21	2,891,000	2,917,502
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (e)	2,450,672	2,174,971
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.017%, due 11/15/23	8,333,333	8,428,575
	USAGM HoldCo. LLC
	2016 Incremental Delayed Draw Term Loan 5.294%, due 7/28/22 (f)	193,802	194,820
	2016 Incremental Term Loan 5.50%, due 7/28/22	1,595,339	1,603,715
			30,042,222
	Diversified/Conglomerate Service 7.0%
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.00%, due 1/25/21	2,797,273	2,816,505
	New 2nd Lien Term Loan 7.50%, due 1/24/22	1,357,405	1,363,344
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.00%, due 12/18/20	5,468,925	5,480,644
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,309,018	5,328,926
	Coinstar LLC 1st Lien Term Loan 5.25%, due 9/27/23	3,491,250	3,526,162
	2nd Lien Term Loan 9.75%, due 9/27/24	1,000,000	1,007,500
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/9/20 (e)	3,950,578	3,140,710
	Cotiviti Corp. Term Loan B 3.75%, due 9/28/23	2,448,497	2,463,800
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,554,281	2,554,813
¤	First Data Corp.
	2016 USD Term Loan 3.775%, due 3/24/21	8,920,182	8,963,392
	USD 2016 Repriced Term Loan 3.775%, due 7/10/22	4,758,062	4,786,949
	Greeneden U.S. Holdings II LLC 2016 Term Loan B 6.25%, due 12/1/23	1,500,000	1,513,594
	Information Resources, Inc. 1st Lien Term Loan 5.25%, due 1/18/24	4,000,000	4,036,668
	J.D. Power and Associates
	1st Lien Term Loan 5.25%, due 9/7/23	3,192,000	3,215,940
	2nd Lien Term Loan 9.50%, due 9/7/24	625,000	631,250
	KAR Auction Services, Inc. Term Loan B3 4.50%, due 3/9/23	2,977,500	3,011,929
	Kronos, Inc. New 1st Lien Term Loan 5.00%, due 11/1/23	5,850,000	5,904,510
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/13/20	4,991,028	4,985,827
	MKS Instruments, Inc. 2016 Term Loan B2 3.528%, due 5/1/23	3,055,623	3,081,086
	Monitronics International Inc. Term Loan B2 6.50%, due 9/30/22	4,788,000	4,846,356
	MX Holdings U.S., Inc. Term Loan B1A TBD, due 8/14/20	4,344,202	4,376,784
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.25%, due 5/2/22	4,631,725	4,678,765
	Sabre, Inc.
	Term Loan C 4.00%, due 2/19/18	361,650	361,650
	Term Loan B 4.00%, due 2/19/19	2,454,703	2,466,466
	Sophia, L.P. 2017 Term Loan B 4.25%, due 9/30/22	3,921,795	3,924,595
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	2,183,678	2,112,709
	TruGreen, Ltd. Partnership 1st Lien Term Loan B 6.50%, due 4/13/23	3,582,000	3,613,342
	Vantiv LLC 2014 Term Loan B 3.267%, due 10/14/23	1,639,286	1,650,897
	Verint Systems, Inc. USD Term Loan 3.577%, due 9/6/19	4,575,197	4,599,216
	WEX, Inc. Term Loan B 4.278%, due 7/1/23	1,990,000	2,012,698
			102,457,027
	Ecological 0.9%
	Advanced Disposal Services, Inc. Term Loan B3 3.50%, due 11/10/23	6,025,354	6,079,962
	Casella Waste Systems, Inc. Term Loan B 4.00%, due 10/17/23	1,250,000	1,262,500
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	821,070	821,070
	Incremental Term Loan 4.25%, due 9/30/20	2,454,740	2,454,740
	Waste Industries USA, Inc. 2016 Term Loan 3.528%, due 2/27/20	2,620,000	2,628,515
			13,246,787
	Electronics 9.5%
	Avast Software B.V. USD Term Loan B 5.00%, due 9/30/22	3,620,833	3,666,094
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	7,048,311	7,028,491
	Cision U.S., Inc. USD Term Loan B 7.00%, due 6/16/23	3,709,360	3,702,405
	CommScope, Inc. Term Loan B5 3.278%, due 12/29/22	2,962,500	2,989,657
	Conduent, Inc. USD Term Loan B 6.251%, due 12/7/23	7,200,000	7,317,000
	Cortes NP Acquisition Corp. Term Loan B 6.029%, due 11/30/23	4,000,000	4,043,752
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	4,374,776	4,358,370
	Dell Inc. 2016 Term Loan B 4.03%, due 9/7/23	9,875,250	9,949,314
	Diebold, Inc. USD Term Loan 5.313%, due 11/6/23	2,126,667	2,153,250
	EIG Investors Corp. 2013 Term Loan 6.48%, due 11/9/19	5,683,380	5,683,380
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	10,553,081	10,597,932
	Evertec Group LLC New Term Loan B 3.266%, due 4/17/20	2,418,613	2,402,488
	Eze Castle Software, Inc.
	New 1st Lien Term Loan 4.00%, due 4/6/20	2,000,000	1,998,750
	2016 1st Lien Term Loan 4.50%, due 4/6/20	1,990,000	1,992,488
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	3,904,900	3,921,495
	Hyland Software, Inc.
	2015 Term Loan 4.75%, due 7/1/22	4,468,006	4,485,561
	2nd Lien Term Loan 8.25%, due 7/1/23 (e)	1,300,000	1,314,083
	Infor (U.S.), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,873,933	1,865,032
	USD Term Loan B5 3.75%, due 6/3/20	8,446,456	8,424,166
	Informatica Corp. USD Term Loan 4.50%, due 8/5/22	2,374,962	2,363,935
	LANDesk Group, Inc. 2017 Term Loan B 5.25%, due 1/20/24	2,000,000	2,014,000
	Optiv Security, Inc. 1st Lien Term Loan TBD, due 1/19/24 (e)	750,000	754,063
	Quest Software US Holdings, Inc. Term Loan B 7.00%, due 10/31/22	6,750,000	6,834,375
	Riverbed Technology, Inc. 2016 Term Loan 4.25%, due 4/24/22	2,624,125	2,644,216
	Rocket Software, Inc. 2016 1st Lien Term Loan 5.25%, due 10/14/23	3,990,000	4,023,488
	RP Crown Parent LLC 2016 Term Loan B 4.50%, due 10/12/23	2,850,000	2,859,670
	SS&C Technologies, Inc.
	2015 Term Loan B1 4.028%, due 7/8/22	6,243,043	6,305,473
	2015 Term Loan B2 4.028%, due 7/8/22	599,125	605,116
	Synchronoss Technologies, Inc. Term Loan 4.082%, due 1/12/24	3,600,000	3,611,999
	Tibco Software, Inc. Term Loan B TBD, due 12/4/20 (e)	6,000,000	6,022,500
	Veritas U.S., Inc. USD Term Loan B1 6.625%, due 1/27/23	1,985,000	1,879,134
	VF Holding Corp. Reprice Term Loan 4.25%, due 6/30/23	2,992,500	3,012,807
	Western Digital Corp. USD 2016 Term Loan B1 4.526%, due 4/29/23	4,065,286	4,108,841
	Zebra Technologies Corp. 2016 Term Loan B 3.446%, due 10/27/21	4,453,636	4,487,039
			139,420,364
	Finance 1.4%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.503%, due 8/12/22	3,217,667	3,235,097
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.771%, due 11/26/20	2,277,844	2,271,010
	Duff & Phelps Investment Management Co. Term Loan B 4.75%, due 4/23/20	5,440,798	5,477,088
	Istar Financial, Inc. 2016 Term Loan B 5.50%, due 7/1/20	1,392,617	1,413,506
	NFP Corp. Term Loan B 4.50%, due 1/8/24	2,500,000	2,530,207
	ON Assignment, Inc. 2016 Term Loan 3.528%, due 6/3/22	2,942,061	2,967,804
	TKC Holdings, Inc.
	2017 Term Loan TBD, due 1/13/23	2,875,000	2,860,625
	2017 2nd Lien Term Loan TBD, due 1/18/24	350,000	346,500
			21,101,837
	Grocery 0.6%
	Albertsons LLC
	USD 2016 Term Loan B4 3.778%, due 8/22/21	7,474,047	7,506,746
	USD 2016 Term Loan B6 4.061%, due 6/22/23	1,596,770	1,605,752
			9,112,498
	Healthcare, Education & Childcare 8.4%
	Acadia Healthcare Co., Inc. Term Loan B2 3.776%, due 2/16/23	2,412,630	2,427,106
	Akorn, Inc. Term Loan B 5.25%, due 4/16/21	4,582,506	4,639,787
	Alvogen Pharma U.S., Inc. Term Loan 6.00%, due 4/2/22	3,039,696	2,952,305
	Avantor Performance Materials Holdings, Inc. 2016 1st Lien Term Loan 6.00%, due 6/21/22	3,578,050	3,623,896
	Community Health Systems, Inc.
	Term Loan G 3.75%, due 12/31/19	3,401,771	3,226,899
	Term Loan H 4.00%, due 1/27/21	8,033,635	7,593,456
	Term Loan F 4.18%, due 12/31/18	1,782,588	1,758,077
	Concentra, Inc. 1st Lien Term Loan 4.001%, due 6/1/22	3,758,525	3,769,488
	DaVita HealthCare Partners, Inc. Term Loan B 3.528%, due 6/24/21	5,982,370	6,051,544
	Envision Healthcare Corp. 2016 Term Loan B 4.00%, due 12/1/23	6,703,034	6,751,913
	ExamWorks Group, Inc. Term Loan 6.50%, due 7/27/23	2,493,750	2,497,491
	HCA, Inc.
	Term Loan B7 3.528%, due 2/15/24	2,605,669	2,622,885
	Term Loan B6 4.028%, due 3/17/23	2,332,435	2,352,843
	IMS Health, Inc. 2016 USD Term Loan B 3.516%, due 3/17/21	1,536,200	1,547,081
	Inventiv Health, Inc. 2016 Term Loan B 4.75%, due 11/9/23	3,000,000	3,019,821
	Jaguar Holding Co. II 2015 Term Loan B 4.25%, due 8/18/22	7,851,070	7,898,506
	Kindred Healthcare, Inc. New Term Loan 4.313%, due 4/9/21	4,267,828	4,271,383
¤	Kinetic Concepts, Inc.
	2017 USD Term Loan B TBD, due 1/25/24	8,000,000	7,960,000
	USD Term Loan F1 5.00%, due 11/4/20	7,494,922	7,496,481
	Lasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	1,087,399	1,081,379
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	7,161,602	6,870,662
	2nd Lien Term Loan 9.50%, due 12/7/19 (e)	2,539,000	2,096,790
	Opal Acquisition, Inc. Term Loan B 5.00%, due 11/27/20	4,928,425	4,589,596
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	5,214,735	5,171,552
	Press Ganey Holdings, Inc. 1st Lien Term Loan 4.25%, due 10/21/23	1,500,000	1,502,813
	RPI Finance Trust Term Loan B5 3.498%, due 10/14/22	3,310,057	3,337,467
	Select Medical Corp. Series E Term Loan B 6.025%, due 6/1/18	3,513,276	3,533,038
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22	2,456,977	2,461,584
	Team Health, Inc. 1st Lien Term Loan TBD, due 1/17/24	10,000,000	9,981,250
			123,087,093
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.4%
	Serta Simmons Bedding LLC 1st Lien Term Loan 4.50%, due 11/8/23	6,146,373	6,134,302

	Hotels, Motels, Inns & Gaming 6.7%
	Affinity Gaming LLC Initial Term Loan 4.50%, due 7/1/23	2,654,141	2,665,200
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 8.25%, due 3/1/17 (g)(h)	3,419,583	3,757,267
	Extended Term Loan B6 9.25%, due 3/1/17 (g)(h)	3,066,972	3,460,565
	Term Loan B7 (Non RSA) 11.25%, due 3/1/17 (g)(h)	2,734,775	3,262,929
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	4,328,165	4,373,251
	CityCenter Holdings LLC Term Loan B 3.75%, due 10/16/20	5,697,441	5,747,294
	ESH Hospitality, Inc. 2016 Term Loan B 3.778%, due 8/30/23	1,496,250	1,503,731
	Hilton Worldwide Finance LLC Term Loan B1 3.50%, due 10/26/20	4,472,709	4,505,454
	JBS USA LLC 2017 Term Loan B TBD, due 10/30/22	6,000,000	6,022,500
	La Quinta Intermediate Holdings LLC Term Loan B 3.772%, due 4/14/21	6,092,081	6,109,218
¤	Las Vegas Sands LLC 2016 Term Loan B 3.04%, due 12/19/20	13,298,198	13,358,040
¤	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 3.528%, due 4/25/23	15,612,025	15,709,600
	Penn National Gaming, Inc. 2017 Term Loan B TBD, due 1/13/24	3,000,000	3,007,500
	Pinnacle Entertainment, Inc. Term Loan B 3.78%, due 4/28/23	746,667	752,500
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	13,580,000	13,702,220
	Station Casinos LLC 2016 Term Loan B 3.27%, due 6/8/23	6,573,708	6,619,928
	UFC Holdings LLC 1st Lien Term Loan 5.00%, due 8/18/23	3,865,313	3,884,639
			98,441,836
	Insurance 2.6%
	AmWINS Group LLC
	2017 Term Loan B TBD, due 1/5/24	5,000,000	5,018,750
	2017 2nd Lien Term Loan TBD, due 1/17/25	1,000,000	1,007,500
	Asurion LLC
	2016 Term Loan B2 4.028%, due 7/8/20	360,949	363,115
	New Term Loan B4 4.25%, due 8/4/22	3,889,128	3,925,102
	Term Loan B5 4.75%, due 11/3/23	4,389,000	4,431,793
	New 2nd Lien Term Loan 8.50%, due 3/3/21	1,000,000	1,011,250
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	6,810,166	6,825,067
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23	4,175,793	4,230,600
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	4,318,075	4,322,125
	2nd Lien Term Loan 6.75%, due 2/28/22	6,800,000	6,817,000
			37,952,302
	Leisure, Amusement, Motion Pictures & Entertainment 2.3%
	Boyd Gaming Corp.
	Term Loan B2 3.998%, due 9/15/23	3,491,250	3,520,552
	Term Loan B 4.00%, due 8/14/20	934,015	938,852
	Creative Artists Agency LLC Term Loan B 5.00%, due 12/17/21	1,355,425	1,370,674
	Fitness International LLC Term Loan B 6.00%, due 7/1/20	3,906,676	3,945,743
	LTF Merger Sub, Inc. 2017 Term Loan B 4.00%, due 6/10/22	4,223,043	4,227,004
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.248%, due 5/14/20	2,626,071	2,632,637
	Six Flags Theme Parks, Inc. 2015 Term Loan B 3.251%, due 6/30/22	4,432,249	4,469,649
	Travel Leaders Group LLC 2017 1st Lien Term Loan TBD, due 1/19/24	1,500,000	1,518,750
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.29%, due 5/6/21	3,936,408	3,949,941
	2nd Lien Term Loan 8.29%, due 5/6/22	2,800,000	2,814,000
	WMG Acquisition Corp. Term Loan C 3.75%, due 11/1/23	4,228,135	4,244,870
			33,632,672
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.2%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	5,325,600	5,219,088
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	1,970,000	1,993,804
	Generac Power Systems, Inc. Extended Term Loan B 3.748%, due 5/31/23	2,408,204	2,429,276
	Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75%, due 3/3/23	1,692,308	1,716,107
	Power Products LLC Term Loan TBD, due 1/24/23	2,625,000	2,627,187
¤	Rexnord LLC 2016 Term Loan B 3.77%, due 8/21/23	13,791,804	13,863,232
	Silver II U.S. Holdings LLC Term Loan 4.00%, due 12/13/19	681,384	644,589
	Zodiac Pool Solutions LLC 1st Lien Term Loan 5.50%, due 12/20/23	3,200,000	3,221,334
			31,714,617
	Manufacturing 0.2%
	U.S. Farathane LLC Term Loan B2 5.75%, due 12/23/21	2,687,179	2,695,577

	Media 0.2%
	Nexstar Broadcasting, Inc. 2017 Term Loan B 3.767%, due 1/17/24	3,350,000	3,379,313

	Mining, Steel, Iron & Non-Precious Metals 1.2%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (e)	3,883,913	2,165,281
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	3,870,000	3,781,311
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21	2,443,348	2,436,094
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (e)	1,830,417	1,836,137
	Minerals Technologies, Inc. 2015 Term Loan B1 3.78%, due 5/9/21	4,104,033	4,151,915
	Zekelman Industries, Inc. Term Loan B 6.00%, due 6/14/21	2,977,611	3,004,597
			17,375,335
	Oil & Gas 2.3%
	Ascent Resources-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (e)	2,000,000	1,210,000
	2nd Lien Term Loan 8.50%, due 8/4/21 (e)	500,000	71,250
	Chesapeake Energy Corp. Term Loan 8.50%, due 8/23/21	2,166,667	2,364,375
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	2,548,410	2,587,910
	Energy Transfer Equity, L.P.
	2017 Term Loan B TBD, due 1/24/24	4,748,162	4,736,291
	2015 Term Loan 4.137%, due 12/2/19	6,691,765	6,704,774
	EP Energy LLC 2016 Term Loan 9.75%, due 6/30/21	2,126,303	2,200,724
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.00%, due 8/31/20	805,556	779,375
	1st Lien Last Out Term Loan 8.375%, due 9/30/20	1,087,500	973,313
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (e)	2,061,770	1,683,779
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	2,140,688	1,851,695
	Samson Investment Co. New 2nd Lien Term Loan 6.75%, due 9/25/18 (e)(g)(h)	5,304,167	1,498,427
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (e)	4,288,716	3,146,845
	Western Refining, Inc. Term Loan B 5.25%, due 11/12/20	3,395,000	3,407,731
			33,216,489
	Personal & Nondurable Consumer Products 0.3%
	Prestige Brands, Inc. Term Loan B4 3.523%, due 1/26/24	4,000,000	4,036,252

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.6%
	American Builders & Contractors Supply Co. Term Loan B 3.526%, due 10/31/23	4,305,000	4,332,578
	Hillman Group, Inc. (The) Term Loan B 4.50%, due 6/30/21	1,473,552	1,480,919
	Revlon Consumer Products Corp. 2016 Term Loan B 4.313%, due 9/7/23	3,158,750	3,183,518
	Spectrum Brands, Inc. 2016 USD Term Loan 3.372%, due 6/23/22	3,818,215	3,857,459
	SRAM LLC New Term Loan B 4.021%, due 4/10/20	6,375,122	6,311,371
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	3,920,000	3,966,201
			23,132,046
	Personal, Food & Miscellaneous Services 0.3%
	Weight Watchers International, Inc. Term Loan B2 4.193%, due 4/2/20	2,678,325	2,373,665
	Yum! Brands, Inc. 1st Lien Term Loan B 3.518%, due 6/16/23	1,990,000	2,014,875
			4,388,540
	Printing & Publishing 1.0%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.25%, due 6/7/23	2,336,039	2,170,180
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	3,240,702	2,823,462
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	3,539,911	3,049,857
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.00%, due 5/4/22	3,582,000	3,428,486
	SRS Distribution, Inc. 2015 Term Loan B 5.289%, due 8/25/22	1,492,443	1,507,835
	Tribune Media Co. Term Loan 5.75%, due 12/27/20	1,361,550	1,365,380
			14,345,200
	Retail Store 6.2%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	4,283,500	4,254,432
	Bass Pro Group LLC Term Loan B 5.97%, due 12/16/23	5,000,000	4,853,905
	Belk, Inc. Term Loan 5.76%, due 12/12/22	2,451,475	2,091,415
¤	BJ's Wholesale Club, Inc.
	2017 1st Lien Term Loan TBD, due 1/26/24	6,933,333	6,943,442
	2017 2nd Lien Term Loan TBD, due 1/26/25	3,000,000	3,039,642
	New 1st Lien Term Loan 4.50%, due 9/26/19	4,676,414	4,695,620
	New 2nd Lien Term Loan 8.50%, due 3/26/20	2,470,356	2,470,356
	CNT Holdings III Corp. 2017 Term Loan 4.25%, due 1/22/23	1,987,487	1,993,698
	Harbor Freight Tools USA, Inc. 2016 Term Loan B 3.778%, due 8/19/23	6,702,237	6,755,298
	J. Crew Group, Inc. Term Loan B 4.00%, due 3/5/21	1,979,644	1,097,712
	Leslie's Poolmart, Inc. 2016 Term Loan 5.25%, due 8/16/23	4,987,500	5,011,191
	Michaels Stores, Inc. 2016 Term Loan B1 3.75%, due 1/30/23	12,186,403	12,138,523
	Nature's Bounty Co. (The) USD Term Loan B 5.00%, due 5/5/23	3,980,000	4,003,215
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	2,940,706	2,435,884
	Party City Holdings, Inc. 2016 Term Loan 4.21%, due 8/19/22	12,616,104	12,631,875
	Petco Animal Supplies, Inc. 2016 Term Loan B1 5.00%, due 1/26/23	3,654,812	3,652,276
	PetSmart, Inc. Term Loan B2 4.00%, due 3/11/22	8,698,598	8,615,692
	Pilot Travel Centers LLC 2016 Term Loan B 3.528%, due 5/25/23	4,271,361	4,281,275
			90,965,451
	Software 0.1%
	Compuware Corp. Term Loan B3 TBD, due 12/15/21	1,966,250	1,968,708

	Telecommunications 3.9%
	Avaya, Inc.
	DIP Term Loan TBD, due 1/23/18	1,307,200	1,342,494
	Extended Term Loan B3 5.537%, due 10/26/17 (g)	1,250,000	1,039,375
	Term Loan B6 6.532%, due 3/30/18 (g)	1,842,182	1,538,222
	Level 3 Financing, Inc.
	2015 Term Loan B2 3.513%, due 5/31/22	2,880,000	2,900,399
	New 2019 Term Loan 4.00%, due 8/1/19	5,800,000	5,831,900
	2013 Term Loan B 4.00%, due 1/15/20	4,000,000	4,025,000
	LTS Buyer LLC 1st Lien Term Loan 4.248%, due 4/13/20	5,790,000	5,821,845
	Mitel U.S. Holdings, Inc. 2015 Term Loan 5.539%, due 4/29/22	4,311,133	4,352,899
	Rackspace Hosting, Inc. 1st Lien Term Loan 4.50%, due 11/3/23	3,041,667	3,069,233
	Radiate Holdco LLC 1st Lien Term Loan TBD, due 12/2/23	5,600,000	5,640,998
	SBA Senior Finance II LLC Term Loan B1 TBD, due 3/24/21	10,625,000	10,655,993
	Sprint Communications, Inc. 1st Lien Term Loan B TBD, due 1/13/24	5,000,000	5,000,000
	Syniverse Holdings, Inc. Term Loan 4.039%, due 4/23/19	5,099,409	4,573,533
	Zayo Group LLC
	2017 Delayed Draw Term Loan B3 TBD, due 1/12/24 (e)	520,000	524,333
	2017 Term Loan B2 3.50%, due 1/19/24	1,080,000	1,089,000
			57,405,224
	Utilities 3.5%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	3,387,988	3,396,458
	Calpine Corp. Term Loan B5 3.75%, due 1/15/24	7,574,550	7,601,380
	Dayton Power & Light Co. (The) Term Loan B 4.03%, due 8/24/22	500,000	506,041
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	1,435,260	1,439,146
	Dynegy, Inc. 5.00%, due 6/27/23	2,410,383	2,428,837
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	2,289,721	2,206,719
	Energy Future Intermediate Holding Co. LLC 2016 DIP Term Loan 4.25%, due 6/30/17	8,125,000	8,171,719
	Entergy Rhode Island State Energy, L.P. Term Loan B 5.75%, due 12/17/22	1,980,000	1,980,000
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	7,541,379	7,583,799
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	4,139,303	4,169,487
	Term Loan C 5.00%, due 12/19/21	185,846	187,201
	2nd Lien Term Loan B 8.25%, due 12/19/22	1,200,000	1,154,000
	NRG Energy, Inc. 2016 Term Loan B 3.028%, due 6/30/23	1,990,000	2,000,780
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	1,750,280	1,728,401
	TEX Operations Co. LLC
	Exit Term Loan B 5.00%, due 8/4/23	3,257,143	3,267,729
	Exit Term Loan C 5.00%, due 8/4/23	742,857	745,271
	Texas Competitive Electric Holdings Co. LLC
	Extended Term Loan TBD, due 10/10/17 (i)	3,250,000	1,130,350
	Non-Extended Term Loan TBD, due 10/10/17 (i)	3,250,000	1,128,075
	Vistra Operations Co. LLC 2016 Term Loan B2 4.017%, due 12/14/23	1,093,750	1,103,594
			51,928,987
	Total Floating Rate Loans (Cost $1,307,064,550)		1,300,797,379
	Foreign Floating Rate Loans 9.3% (d)
	Cargo Transport 0.4%
	Avolon TLB Borrower 1 Luxembourg S.A.R.L. Term Loan B2 TBD, due 1/13/22 (e)	6,000,000	6,072,498

	Chemicals, Plastics & Rubber 0.8%
	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 5.288%, due 9/13/23	1,645,868	1,662,327
	ASP Chromaflo Dutch I B.V. Term Loan B2 5.00%, due 11/18/23	282,639	284,419
	Atotech B.V. 2017 Term Loan B1 TBD, due 1/24/24	4,000,000	4,020,000
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	537,579	540,267
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	4,907,769	4,956,846
			11,463,859
	Ecological 0.1%
	Multi Packaging Solutions, Ltd. USD Term Loan D 4.25%, due 10/14/23	1,594,511	1,599,162

	Electronics 0.3%
	Camelot UK Holdco, Ltd. Term Loan B 4.75%, due 10/3/23	1,496,250	1,507,472
	NXP B.V. Term Loan F 3.24%, due 12/7/20	2,393,405	2,403,378
			3,910,850
	Healthcare, Education & Childcare 1.6%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	3,900,000	3,922,749
	Endo Luxembourg Finance Co., I S.A R.L. 2015 Term Loan B 3.813%, due 9/26/22	3,950,050	3,940,175
	Mallinckrodt International Finance S.A.
	Term Loan B 3.498%, due 3/19/21	972,500	968,245
	Incremental Term Loan B1 3.748%, due 3/19/21	1,469,925	1,465,331
¤	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 5.02%, due 2/13/19	1,620,313	1,621,182
	Series E Term Loan B 5.27%, due 8/5/20	9,282,126	9,290,415
	Term Loan B F1 5.53%, due 4/1/22	2,664,543	2,669,873
			23,877,970
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	3,536,742	3,553,690
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	506,250	506,567
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 3.998%, due 11/30/23	500,000	505,500
			4,565,757
	Leisure, Amusement, Motion Pictures & Entertainment 1.8%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.04%, due 6/30/23	5,455,122	5,482,397
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 5.068%, due 7/30/21	6,566,667	6,604,189
	USD 2nd Lien Term Loan 8.068%, due 7/31/22	2,800,000	2,812,600
	Lions Gate Entertainment Corp. 2016 1st Lien Term Loan 3.766%, due 12/8/23	4,374,999	4,400,155
	Travelport Finance (Luxembourg) S.A.R.L. 2017 Term Loan B 4.25%, due 9/2/21	6,715,963	6,774,728
			26,074,069
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21	4,240,237	4,261,969

	Media 0.8%
	Trader Corp. Term Loan 5.00%, due 9/28/23	1,400,000	1,414,000
	Virgin Media Investment Holdings, Ltd. USD Term Loan I 3.517%, due 1/31/25	10,000,000	10,053,130
			11,467,130
	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	6,605,902	6,641,686

	Oil & Gas 0.5%
	Drillships Financing Holding, Inc. Term Loan B1 6.063%, due 3/31/21 (e)	3,360,011	2,595,608
	MEG Energy Corp. 2017 Term Loan B TBD, due 12/31/23	3,000,000	3,009,375
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (e)	3,002,222	1,506,116
			7,111,099
	Personal, Food & Miscellaneous Services 0.5%
	B.C. Unlimited Liability Co. Term Loan B2 3.75%, due 12/10/21	7,991,468	8,058,540

	Printing & Publishing 0.4%
	Springer Science & Business Media Deutschland GmbH USD Term Loan B9 4.50%, due 8/14/20	6,306,970	6,306,970

	Telecommunications 1.1%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,702,081	4,620,636
	Oberthur Technologies S.A.
	2016 USD Term Loan B2 1.875%, due 12/15/23 (f)	1,607,895	1,619,954
	2016 USD Term Loan B1 4.701%, due 12/15/23	2,169,549	2,185,821
	Telesat Canada USD Term Loan B3 4.78%, due 11/17/23	6,982,500	7,036,614
			15,463,025
	Total Foreign Floating Rate Loans (Cost $138,072,497)		136,874,584
	Total Long-Term Bonds (Cost $1,484,501,805)		1,477,944,692

		Shares
	Affiliated Investment Company 0.7%
	Fixed Income Fund 0.7%
	MainStay High Yield Corporate Bond Fund Class I	1,650,083	9,553,978
	Total Affiliated Investment Company (Cost $9,457,534)		9,553,978

	Common Stocks 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (e)(i)	379	0

	Healthcare, Education & Childcare 0.0%‡
	Millennium Laboratories, Inc. (e)	29,525	29,525

	Oil & Gas 0.0%‡
	Templar Energy Corp. Class B (e)(i)	60,655	4,246
	Templar Energy LLC Class A (e)(i)	60,049	438,955
			443,201
	Total Common Stocks (Cost $1,132,218)		472,726

	Preferred Stock 0.0%‡
	Oil & Gas 0.0%‡
	Templar Energy Corp. 8.00% (b)(e)(i)	75,483	474,138
	Total Preferred Stock (Cost $379,311)		474,138

		Principal Amount
	Short-Term Investments 7.3%
	Repurchase Agreement 0.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $4,531,466 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 1/31/24, with a Principal Amount of $4,630,000 and a Market Value of $4,624,213)	$4,531,462	4,531,462
	Total Repurchase Agreement (Cost $4,531,462)		4,531,462

	U.S. Government 7.0%
	United States Treasury Bills
	0.446%, due 2/2/17 (j)	29,745,000	29,744,637
	0.456%, due 2/9/17 (j)	2,710,000	2,709,729
	0.456%, due 2/16/17 (j)	3,722,000	3,721,302
	0.477%, due 2/9/17 (j)	1,620,000	1,619,831
	0.492%, due 3/2/17 (j)	41,573,000	41,556,774
	0.497%, due 2/9/17 (j)	1,728,000	1,727,812
	0.512%, due 2/9/17 (j)	10,919,000	10,917,775
	0.512%, due 3/9/17 (j)	11,243,000	11,237,322
	Total U.S. Government (Cost $103,235,182)		103,235,182
	Total Short-Term Investments (Cost $107,766,644)		107,766,644
	Total Investments (Cost $1,603,237,512) (k)	108.9%	1,596,212,178
	Other Assets, Less Liabilities	(8.9)	(130,794,837)
	Net Assets	100.0%	$1,465,417,341

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2017.
(e)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $43,579,402, which represented 3.0% of the Fund's net assets.
(f)	Represents a security which has additional commitments and contingencies. Principal amount and value excludes unfunded commitments.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $3,175,764, which represented 0.2% of the Fund's net assets.
(j)	Interest rate shown represents yield to maturity.
(k)	As of January 31, 2017, cost was $1,602,935,314 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$14,330,509
Gross unrealized depreciation	(21,053,645)
Net unrealized depreciation	$(6,723,136)

The following abbreviation is used in the preceding pages:
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$40,272,729	$—	$40,272,729
Floating Rate Loans (b)	—	1,232,409,773	68,387,606	1,300,797,379
Foreign Floating Rate Loans (c)	—	131,114,542	5,760,042	136,874,584
Total Long-Term Bonds	—	1,403,797,044	74,147,648	1,477,944,692
Affiliated Investment Company
Fixed Income Fund	9,553,978	—	—	9,553,978
Common Stocks (d)	29,525	—	443,201	472,726
Preferred Stock (e)	—	—	474,138	474,138
Short-Term Investments
Repurchase Agreement	—	4,531,462	—	4,531,462
U.S. Government	—	103,235,182	—	103,235,182
Total Short-Term Investments	—	107,766,644	—	107,766,644
Total Investments in Securities	$9,583,503	$1,511,563,688	$75,064,987	$1,596,212,178

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $68,387,606 are held within the Floating Rate Loans section of the Portfolio of Investments. $66,129,181 of these Level 3 securities, were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $5,760,042 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $443,201 are held in Oil & Gas within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $474,138 is held in Oil & Gas within the Preferred Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2017, securities with a market value of $18,488,101 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of January 31, 201, securities with a market value of $36,567,799 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2017
Long-Term Bonds
Floating Rate Loans
Auto Manufacturers	$-	$-	$-	$10,200	$1,017,450	$-	$-	$-	$1,027,650	$10,200
Automobile	2,885,781	-	-	-	-	-	-	(2,885,781)	-	-
Banking	-	300	-	10,116	-	-	1,672,917	-	1,683,333	10,116
Beverage, Food & Tobacco	3,423,398	365	9	176,960	-	(4,261)	87,000	(2,266,875)	1,416,596	176,960
Broadcasting & Entertainment	2,375,454	-	-	-	-	-	-	(2,375,454)	-	-
Buildings & Real Estate	-	-	-	3,549	1,419,617	-	-	-	1,423,166	3,549
Chemicals, Plastics & Rubber	2,753,352	448	26	29,115	2,557,118	(6,500)		(2,753,352)	2,580,207	29,115
Containers, Packaging & Glass	1,278,030	310	21	5,356	-	(15,103)	-	-	1,268,614	5,356
Diversified/Conglomerate Manufacturing	2,063,864	-	-	20,000	1,990,000	-	-	(2,063,864)	2,010,000	20,000
Diversified/Conglomerate Service	11,673,680	1,631	30	48,457	-	(13,826)	5,316,190	(5,681,702)	11,344,460	48,457
Ecological	5,375,375	812	(44)	17,483	-	(65,096)	834,780	(1,625,000)	4,538,310	17,483
Electronics	5,951,925	1,230	(1)	(6,480)	1,500,019	(104,958)	-	(2,983,365)	4,358,370	(6,480)
Finance	1,415,560	876	32	780	-	(3,742)	-	-	1,413,506	780
Healthcare, Education & Childcare	7,085,370	(10)	-	11,467	-	-	-	(2,457,040)	4,639,787	11,467
Hotels, Motels, Inns & Gaming	-	-	-	22,500	6,000,000	-	-	-	6,022,500	22,500
Leisure, Amusement, Motion Pictures & Entertainment	1,369,031	882	-	26,617	1,510,500	-	2,794,750	(1,369,030)	4,332,750	26,617
Mining, Steel, Iron & Non-Precious Metals	4,958,161	-	-	-	-	-	-	(4,958,161)	-	-
Oil & Gas	-	8,695	21	413,854	-	(5,560)	4,922,487	-	5,339,497	413,854
Personal & Nondurable Consumer Products (Manufacturing Only)	6,339,414	1,057	326	114,130	-	(143,556)	-	-	6,311,371	114,130
Retail Store	-	(543)	-	(16,659)	1,515,019	-	972,539	-	2,470,356	(16,659)
Software	-	-	-	7,374	1,961,334	-	-	-	1,968,708	7,374
Utilities	7,093,476	1,078	64	409,544	-	(5,000)	1,887,438	(5,148,175)	4,238,425	409,544
Foreign Floating Rate Loans
Chemicals, Plastics & Rubber	536,259	(20)	9	5,394	-	(1,375)	-	-	540,267	5,394
Media	1,398,250	117	-	15,633	-	-	-	-	1,414,000	15,633
Telecommunications	-	40	-	29,726	3,776,009	-	-	-	3,805,775	29,726
Common Stocks
Beverage, Food & Tobacco	9,011	-	-	(9,011)	-	-	-	-	-	(9,011)
Oil & Gas	606,552	-	-	(163,351)	-	-	-	-	443,201	(163,351)
Preferred Stock
Oil & Gas	379,310	-	-	94,828	-	-	-	-	474,138	94,828
Total	$68,971,253	$17,268	$493	$1,277,582	$23,247,066	$(368,977)	$18,488,101	$(36,567,799)	$75,064,987	$1,277,582

(a) Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
IQ 50 Percent Hedged FTSE International ETF	261,740	$4,855,277
IQ Global Resources ETF	195,911	5,111,318
MainStay Cornerstone Growth Fund Class I	48,529	1,402,492
MainStay Cushing MLP Premier Fund Class I	161,015	2,502,170
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,468,364	32,333,368
MainStay Emerging Markets Opportunities Fund Class I (a)	2,680,715	22,920,117
MainStay Epoch Capital Growth Fund Class I	242,576	2,583,440
MainStay Epoch Global Choice Fund Class I	411,045	7,390,595
MainStay Epoch U.S. All Cap Fund Class I	735,488	19,821,415
MainStay Epoch U.S. Equity Yield Fund Class I (a)	371,559	5,569,668
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,600,159	48,980,879
MainStay ICAP Equity Fund Class I	480,327	20,255,383
MainStay ICAP International Fund Class I	682,799	20,524,925
MainStay International Equity Fund Class I	483,681	6,558,708
MainStay International Opportunities Fund Class I	2,300,002	18,975,016
MainStay Large Cap Growth Fund Class I	3,507,990	31,536,830
MainStay MAP Fund Class I (a)	1,218,221	47,571,537
MainStay S&P 500 Index Fund Class I	159,685	7,524,370
MainStay U.S. Equity Opportunities Fund Class I (a)	5,141,121	48,635,007
Total Equity Funds (Cost $291,859,810)		355,052,515
Total Affiliated Investment Companies (Cost $291,859,810)		355,052,515

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $263,490 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $250,000 and a Market Value of $269,913)	$263,490	263,490
Total Short-Term Investment (Cost $263,490)		263,490
Total Investments (Cost $292,123,300) (b)	100.2%	355,316,005
Other Assets, Less Liabilities	(0.2)	(583,097)
Net Assets	100.0%	$354,732,908

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $299,512,371 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$64,289,121
Gross unrealized depreciation	(8,485,487)
Net unrealized appreciation	$55,803,634

The following abbreviation is used above:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$355,052,515	$—	$—	$355,052,515
Short-Term Investment
Repurchase Agreement	—	263,490	—	263,490
Total Investments in Securities	$355,052,515	$263,490	$—	$355,316,005

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.9% †
	Alabama 1.2%
	Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds
	Series S 5.75%, due 6/1/45	$1,250,000	$1,273,387
	Series S 6.00%, due 6/1/50	1,375,000	1,415,439
	County of Jefferson AL, Limited General Obligation Series A, Insured: NATL-RE 5.25%, due 4/1/17	145,000	145,436
	County of Jefferson AL, Revenue Bonds Series A 4.75%, due 1/1/25	650,000	652,645
	County of Jefferson AL, Sewer Revenue, Revenue Bonds
	Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,529,870
	Series D 6.00%, due 10/1/42	2,500,000	2,849,425
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,618,722
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,119,538
	Insured: AMBAC 5.125%, due 4/1/21	250,000	251,018
	Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,247,437
			31,102,917
	Alaska 0.3%
	Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	10,785,000	9,145,896

	Arizona 1.3%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,345,905
	Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds Series A 5.375%, due 7/1/50 (a)	1,500,000	1,513,905
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,592,688
	Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds
	Series A 5.00%, due 7/1/35 (a)	1,700,000	1,703,961
	Series A 5.00%, due 7/1/46 (a)	4,120,000	4,045,098
	Industrial Development Authority of the City of Phoenix, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	875,648
	Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds
	5.00%, due 7/1/46	1,350,000	1,400,139
	6.40%, due 7/1/47	1,000,000	1,074,440
	Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,000,000	1,012,290
	Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds
	5.375%, due 6/15/35 (a)	1,360,000	1,330,406
	5.625%, due 6/15/45 (a)	3,985,000	3,937,379
	Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,970,000	2,092,357
	Industrial Development Authority of the County of Pima, Paradise Education Center Project, Revenue Bonds 6.10%, due 6/1/45	1,100,000	1,220,263
	Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	563,520
	Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,084,240
			34,792,239
	Arkansas 0.1%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,542,021
	Series C 5.00%, due 2/1/35	1,170,000	1,251,912
			2,793,933
	California 13.1%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,584,877
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,243,240
	Antelope Valley Healthcare District, Revenue Bonds
	Series A 5.00%, due 3/1/46	1,095,000	1,031,819
	Series A 5.25%, due 3/1/36	2,775,000	2,796,007
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	677,587
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	630,280
	California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
	5.125%, due 6/1/38	4,000,000	3,885,520
	Series A 5.125%, due 6/1/38	3,500,000	3,370,115
	5.25%, due 6/1/46	3,095,000	2,946,007
	5.65%, due 6/1/41	8,600,000	8,751,876
	California Municipal Finance Authority, Baptist University, Revenue Bonds
	Series A 5.375%, due 11/1/40 (a)	3,000,000	3,047,880
	Series A 5.50%, due 11/1/45 (a)	6,000,000	6,124,740
	California Municipal Finance Authority, Community Hospitals Center, Certificates of Participation 5.50%, due 2/1/39	1,640,000	1,745,993
	California Municipal Finance Authority, NorthBay Healthcare, Revenue Bonds
	Series A 5.00%, due 11/1/47	3,750,000	3,932,625
	Series A 5.25%, due 11/1/36	855,000	926,162
	Series A 5.25%, due 11/1/41	2,500,000	2,695,625
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,169,980
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	564,965
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,160,470
	California State Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (a)	1,165,000	1,160,049
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,550,681
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	6.00%, due 7/1/40	2,490,000	2,715,768
	6.375%, due 7/1/45	1,170,000	1,284,368
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	3,849,261
	7.50%, due 11/1/41	1,000,000	1,149,710
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,186,900
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds
	Series A 5.00%, due 6/1/36 (a)	2,250,000	2,225,115
	Series A 5.00%, due 6/1/46 (a)	2,000,000	1,931,860
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.625%, due 11/1/33	680,000	696,606
	5.875%, due 11/1/43	435,000	447,137
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.00%, due 12/1/36 (a)	3,000,000	3,124,710
	Series A 5.25%, due 12/1/56 (a)	9,000,000	9,294,390
	5.50%, due 12/1/54	3,800,000	3,984,338
	California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,663,334
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	738,159
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	751,872
	City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,169,301
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series B, Insured: AGC 4.375%, due 8/1/21	250,000	253,085
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,660,381
	Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,768,014
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,432,400
	Series C (zero coupon), due 8/1/39	17,900,000	5,782,237
	Series C (zero coupon), due 8/1/43	16,000,000	4,063,680
	Series C (zero coupon), due 8/1/44	8,000,000	1,919,920
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,718,955
	Series C 6.50%, due 1/15/43	5,000,000	5,959,650
	Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,260,300
¤	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
	Series B (zero coupon), due 6/1/47	650,000,000	58,428,500
	Series A-1 5.00%, due 6/1/33	2,755,000	2,683,728
	Series A-1 5.125%, due 6/1/47	5,350,000	5,012,522
	Series A-2 5.30%, due 6/1/37	20,365,000	20,054,637
	Hayward Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,726,389
	Irvine Unified School District, Community Facilities District No. 9, Special Tax 0.53%, due 9/1/56 (b)	10,300,000	10,300,000
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,040,108
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,629,200
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	101,255
	Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,658,695
	Rohnerville School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	329,610
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	251,290
	San Francisco City & County Redevelopment Agency, District #6 Mission Bay South Public, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,650,737
	Series C (zero coupon), due 8/1/38	2,000,000	614,520
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	528,555
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds Series B 5.25%, due 1/15/49	4,220,000	4,465,477
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	19,439,920
	Series B 5.25%, due 1/15/44	12,000,000	12,719,520
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Series D, Insured: XLCA 4.50%, due 8/1/33	690,000	690,911
	Santa Ana Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	5,848,750
	Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,678,149
	State of California, Unlimited General Obligation Series A-3 0.51%, due 5/1/33 (b)	11,995,000	11,995,000
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	122,124
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,861,662
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	337,614
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	98,809
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	345,163
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	173,072
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,195
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	2,837,500
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	57,680
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	75,965
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	2,139,328
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	2,150,000	2,090,294
	Series A-1 5.50%, due 6/1/45	5,100,000	4,864,839
	Tobacco Securitization Authority Northern California, Revenue Bonds Series A-1 5.125%, due 6/1/46	18,160,000	17,489,533
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	618,090
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,502,100
	Westminster School District, CABS-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,035,000
			345,573,390
	Colorado 2.5%
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,268,225
	Series A 5.375%, due 12/1/33	1,500,000	1,661,370
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (c)	8,000,000	8,120,720
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Revenue Bonds Series C-4 0.61%, due 6/1/37 (b)	2,250,000	2,250,000
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	3,720,255
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,579,891
	Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,504,660
	Dominion Water & Sanitation District, Revenue Bonds
	Senior Lien 5.75%, due 12/1/36	9,935,000	9,869,032
	6.00%, due 12/1/46	1,000,000	996,460
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,298,700
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	181,974
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,220,631
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	441,022
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	791,788
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	2,782,490
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	293,330
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	950,174
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	443,851
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	176,696
	(zero coupon), due 9/1/40	5,250,000	1,790,565
	(zero coupon), due 9/1/41	3,925,000	1,272,838
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	3,815,000	3,912,778
	Fountain Urban Renewal Authority, Improvement-South Academy Highland, Tax Allocation Series A 5.25%, due 11/1/37	1,900,000	1,955,670
	Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,268,880
	Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,030,994
			65,782,994
	Connecticut 0.1%
	Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (a)	1,500,000	1,393,395
	State of Connecticut, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (c)	375,000	376,301
	Series A, Insured: ACA 6.60%, due 7/1/24 (c)	2,075,000	2,081,433
			3,851,129
	Delaware 0.2%
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,009,161

	District of Columbia 2.3%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,090,670
	District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,412,586
	District of Columbia, James F. Oyster Elementary School, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	658,536
	District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	977,729
	District of Columbia, Prerefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,255,000	1,484,289
	District of Columbia, Provident Group-Howard Properties, Revenue Bonds 5.00%, due 10/1/30	1,000,000	946,620
	District of Columbia, Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	9,721,450
	District of Columbia, Tranche 1, Revenue Bonds Series A 0.62%, due 8/15/38 (b)	8,300,000	8,300,000
	District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,441,314
	Metropolitan Washington Airports Authority, Revenue Bonds
	2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	1,786,885
	5.00%, due 10/1/53	30,365,000	31,680,716
			59,500,795
	Florida 2.3%
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,070,000	4,069,797
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,660,130
	City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,635,195
	City of Orlando FL, Revenue Bonds Series C, Insured: AGC 5.50%, due 11/1/38	2,835,000	2,909,759
	City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	5,000,000	5,247,150
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,419,020
	6.125%, due 6/1/43	2,500,000	2,784,275
	County of Bay FL Educational Facilities, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	249,235
	County of Bay FL Educational Facilities, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,038,030
	Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (a)	3,605,000	3,201,492
	Halifax Hospital Medical Center, Revenue Bonds 4.00%, due 6/1/46	4,565,000	4,330,450
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	3,691,310
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	1,974,942
	5.00%, due 11/15/39	2,230,000	2,342,794
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,643,385
	Series C 5.00%, due 10/1/40	1,000,000	1,076,370
	Series A 7.25%, due 10/1/40	2,500,000	3,122,400
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,668,285
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	400,000	418,044
	Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien (zero coupon), due 10/1/36	4,000,000	2,896,560
	Osceola County Expressway Authority, Revenue Bonds Senior Lien—Series A 5.375%, due 10/1/47	11,120,000	11,881,831
			61,260,454
	Georgia 0.9%
	Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	8,644,887
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds 5.00%, due 7/15/38	890,000	938,923
	Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/42	4,500,000	4,723,875
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,083,190
	Private Colleges And Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,327,480
			23,718,355
	Guam 1.3%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (c)	3,000,000	3,437,670
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	13,565,000	14,858,694
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/29	1,415,000	1,520,814
	Series D 5.00%, due 11/15/39	9,500,000	9,862,045
	Series A 6.50%, due 11/1/40	3,990,000	4,638,335
			34,317,558
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (a)	1,500,000	1,420,125

	Illinois 10.1%
	Chicago Board of Education, Chicago School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	22,400,000	23,841,888
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,040,000	2,966,090
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	30,000,000	30,042,300
¤	Chicago Board of Education, Unlimited General Obligation
	Series A-3 1.49%, due 3/1/36 (b)	5,000,000	4,733,350
	Series B 5.00%, due 12/1/33	1,950,000	1,551,420
	Series A 5.25%, due 12/1/41	5,295,000	4,186,015
	Series A 5.50%, due 12/1/39	5,400,000	4,345,704
	Series A 7.00%, due 12/1/44	14,685,000	14,000,826
	Series A-1 9.00%, due 3/1/26	12,350,000	11,845,379
	Chicago Midway International Airport, Revenue Bonds Series B 5.00%, due 1/1/46	10,500,000	11,436,810
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	7,500,000	8,010,000
	City of Chicago IL, Sales Tax, Revenue Bonds
	Series A 5.00%, due 1/1/41	4,000,000	4,064,240
	Series A 5.25%, due 1/1/38	11,550,000	11,897,078
	City of Chicago IL, Unlimited General Obligation
	Series B 5.50%, due 1/1/31	2,360,000	2,335,031
	Series A 6.00%, due 1/1/38	25,000,000	25,072,500
	Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,641,795
	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,274,854
	Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,279,700
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,024,420
	Illinois Finance Authority, Noble Network Charter, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,880,746
	Illinois Finance Authority, University of Chicago Medical Center, Revenue Bonds Series B 0.58%, due 8/1/44 (b)	13,880,000	13,880,000
	Illinois Health Facilities Authority, Memorial Health System, Revenue Bonds 0.63%, due 10/1/22 (b)	4,700,000	4,700,000
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50	10,600,000	10,971,212
	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 12/15/38	94,950,000	32,273,505
	Series B-2 5.00%, due 6/15/50	1,600,000	1,614,224
	State of Illinois, Unlimited General Obligation Insured: BAM 4.00%, due 6/1/41	27,130,000	25,947,675
	Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	198,252
			266,015,014
	Indiana 0.9%
	Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,181,050
	City of Anderson IN, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,069,913
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (c)	5,500,000	6,568,815
	Gary Chicago International Airport Authority, Revenue Bonds
	5.00%, due 2/1/29 (c)	1,170,000	1,228,781
	5.25%, due 2/1/34 (c)	750,000	784,830
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	735,325
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,165,811
	5.50%, due 8/15/45	210,000	223,719
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,568,748
			23,526,992
	Iowa 0.6%
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,910,753
	Series C 5.625%, due 6/1/46	6,730,000	6,607,110
	Xenia Rural Water District, Revenue Bonds 5.00%, due 12/1/41	3,000,000	3,236,700
			15,754,563
	Kentucky 0.6%
	City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,105,620
	County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,910,000	13,852,413
			14,958,033
	Louisiana 1.2%
	City of New Orleans, Water Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,017,330
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	8,074,563
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	4,081,322
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bond 5.00%, due 5/15/47	5,000,000	5,338,200
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	5,920,000	5,926,986
	Parish of St. John the Baptist LA, Marathon Oil Corp., Revenue Bonds Series A 5.125%, due 6/1/37	1,000,000	1,002,470
			30,440,871
	Maine 0.3%
	Maine State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
	5.00%, due 7/1/33	3,000,000	3,042,600
	5.00%, due 7/1/43	3,590,000	3,599,621
			6,642,221
	Maryland 0.2%
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,179,590
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,280,400
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,099,800
			6,559,790
	Massachusetts 2.5%
	Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,226,320
	Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	11,900,000	12,431,335
	Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,370,680
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,095,340
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	9,000,000	9,407,250
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	5.00%, due 9/1/40	1,325,000	1,429,410
	5.00%, due 9/1/45	1,175,000	1,263,148
	Massachusetts Port Authority, Special Facilities-Delta Airlines, Inc., Revenue Bonds
	Series C, Insured: AMBAC 1.749%, due 1/1/31 (b)(c)	13,000,000	11,342,500
	Series B, Insured: AMBAC 1.776%, due 1/1/31 (b)(c)	5,000,000	4,362,500
	Massachusetts State Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	6,916,390
	Massachusetts State Health & Educational Facilities Authority, Children's Hospital, Revenue Bonds Series N-4 0.62%, due 10/1/49 (b)	4,700,000	4,700,000
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,723,171
			65,268,044
	Michigan 4.2%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	555,478
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22 (d)(e)	1,015,000	608,929
	6.00%, due 6/1/33 (d)(e)	1,000,000	599,930
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,050,378
	5.125%, due 11/1/35	605,000	605,085
	City of Detroit MI Sewage Disposal System, Revenue Bonds Senior Lien - Series A 5.25%, due 7/1/39	5,000,000	5,397,450
	City of Detroit MI Water Supply System, Great Lakes Water, Revenue Bonds
	Senior Lien—Series C 4.50%, due 7/1/27	165,000	174,464
	Senior Lien - Series C 5.00%, due 7/1/41	1,620,000	1,711,125
	City of Detroit MI Water Supply System, Revenue Bonds
	Senior Lien - Series A 5.00%, due 7/1/36	655,000	693,213
	Senior Lien - Series A 5.25%, due 7/1/41	10,840,000	11,559,451
	City of Detroit MI Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,027
	City of Detroit MI, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	20,191
	Insured: AMBAC 5.25%, due 4/1/22	58,125	58,256
	Insured: AMBAC 5.25%, due 4/1/24	45,725	45,843
	County of Wayne MI, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,434,540
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Revenue Bonds Series A 6.25%, due 7/1/40	2,500,000	2,508,700
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	5.00%, due 12/1/36	1,000,000	1,045,830
	5.00%, due 12/1/40	1,000,000	1,041,010
	5.00%, due 12/1/45	4,000,000	4,152,040
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds Senior Lien—Series C-1 5.00%, due 7/1/44	1,000,000	1,062,750
	Michigan Finance Authority, Higher-Education-Thomas M. Cooley Law, Revenue Bonds 6.75%, due 7/1/44 (a)	11,625,000	11,859,941
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	Series D4 5.00%, due 7/1/34	1,000,000	1,089,710
	5.00%, due 7/1/34	1,000,000	1,079,740
	5.00%, due 7/1/35	2,000,000	2,152,040
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	2,750,000	2,759,240
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds 7.50%, due 11/1/40	855,000	902,726
	Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
	7.00%, due 10/1/31	2,120,000	2,079,805
	7.00%, due 10/1/36	1,740,000	1,676,943
	Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
	7.75%, due 7/15/26	100,000	90,276
	8.00%, due 7/15/41	2,000,000	1,690,860
	Michigan Finance Authority, St. Catherine Siena, Revenue Bonds
	Series A 7.375%, due 10/1/20 (d)(e)	885,000	531,018
	Series A 8.00%, due 10/1/30 (d)(e)	1,750,000	1,049,790
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
	Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	305,073
	Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	335,046
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	536,145
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	2,600,000	2,611,284
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	150,633
	Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,136,704
	Michigan Strategic Fund, Events Centre Project, Tax Allocation Series A 4.125%, due 7/1/45 (b)	16,000,000	16,210,880
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	7,355,000	7,127,289
	Series A 6.00%, due 6/1/48	17,530,000	16,192,636
			110,902,469
	Minnesota 1.1%
	City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	3,000,000	3,069,030
	City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,376,835
	City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Allina Health Systems, Revenue Bonds Series B-1 0.61%, due 11/15/35 (b)	3,775,000	3,775,000
	City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Health Care Facilities-Children's, Revenue Bonds Series B, Insured: AGM 0.58%, due 8/15/25 (b)	10,225,000	10,225,000
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	1,914,823
	5.00%, due 11/15/40	1,775,000	1,885,050
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,006,690
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,214,180
			28,466,608
	Mississippi 0.1%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,412,525

	Missouri 0.7%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	513,285
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	330,000	321,163
	5.50%, due 6/1/29	3,510,000	3,303,471
	City of Lee's Summit MO, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,569,960
	County of Boone MO, Boone County Hospital Center, Revenue Bonds 4.00%, due 8/1/38	2,150,000	2,077,674
	Health & Educational Facilities Authority of the State of Missouri, Bethesda Health Group, Inc., Revenue Bonds Series B 0.63%, due 8/1/41 (b)	1,835,000	1,835,000
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,044,830
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,505,000	1,519,343
	6.00%, due 5/1/42	2,800,000	2,819,628
	St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,820,352
	St. Louis County Industrial Development Authority, Ranken-Jordan Project, Revenue Bonds 5.00%, due 11/15/46	1,000,000	950,210
			17,774,916
	Nebraska 0.2%
	Douglas County, Hospital Authority No. 2, Madonna Rehabilitation Hospital, Revenue Bonds 4.00%, due 5/15/33	2,300,000	2,301,334
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,903,687
			5,205,021
	Nevada 0.3%
	City of Reno NV, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	419,411
	County of Clark NV, University Southern Nevada Project, Revenue Bonds
	Insured: AGC 4.625%, due 4/1/37	1,645,000	1,655,692
	Insured: AGC 5.00%, due 4/1/27	775,000	780,518
	Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	2,996,730
	State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,079,630
			6,931,981
	New Hampshire 0.3%
	Manchester Housing & Redevelopment Authority, Inc., Capital Appreciation, Revenue Bonds
	Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	1,974,979
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,775,000	1,098,938
	New Hampshire Health & Education Facilities Authority, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,000,000	1,054,830
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,037,270
			7,166,017
	New Jersey 4.4%
	City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	799,276
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (c)	4,920,000	5,189,911
	5.50%, due 4/1/28 (c)	180,000	180,486
	Series A 5.625%, due 11/15/30 (c)	8,085,000	8,798,663
	Series B 5.625%, due 11/15/30 (c)	7,000,000	7,617,890
	5.75%, due 9/15/27 (c)	3,485,000	3,736,617
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (c)	3,000,000	3,169,200
	Insured: AGM 5.125%, due 7/1/42 (c)	1,705,000	1,856,370
	5.375%, due 1/1/43 (c)	2,000,000	2,120,020
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	3,410,000	3,491,840
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	219,839
	New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,228,113
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (c)	2,000,000	2,051,280
	New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,105,948
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Capital Appreciation, Revenue Bonds Insured: NATL-RE (zero coupon), due 7/1/17	120,000	119,522
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
	5.75%, due 7/1/37	2,520,000	2,593,912
	6.25%, due 7/1/35	2,725,000	2,911,717
	New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,001,813
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series A-1 5.00%, due 6/1/29	7,025,000	6,873,401
	New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	9,751,499
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,070,830
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.75%, due 6/1/34	23,860,000	21,187,441
	Series 1A 5.00%, due 6/1/41	25,080,000	22,572,752
			114,648,340
	New Mexico 0.2%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	5,000,000	5,289,450

	New York 8.8%
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(c)	1,500,000	1,576,035
	City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/45	4,000,000	4,265,680
	City of New York NY, Unlimited General Obligation Series I, Subseries I-3 0.63%, due 4/1/36 (b)	5,300,000	5,300,000
	City of Newburgh NY, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	825,938
	Series A 5.00%, due 6/15/26	960,000	1,036,339
	Series A 5.50%, due 6/15/31	750,000	814,238
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	500,000	409,980
	Series A-1 5.00%, due 8/1/46	14,765,000	12,484,103
	Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	7,500,000	8,114,025
	Metropolitan Transportation Authority, Green Bonds, Revenue Bonds Series A1 5.25%, due 11/15/56	10,000,000	11,291,300
	Metropolitan Transportation Authority, Revenue Bonds
	Series A-1 0.62%, due 11/1/31 (b)	9,985,000	9,985,000
	Subseries-D-2 0.63%, due 11/1/35 (b)	15,000,000	15,000,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	1,961,933
	Series A-3 5.125%, due 6/1/46	13,155,000	12,417,794
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,503,135
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,707,016
	New York City Water & Sewer System, Revenue Bonds Series AA-3 0.84%, due 6/15/32 (b)	14,700,000	14,700,000
	New York Convention Center Development Corp., CABS Subordinated Lien, Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/15/49	11,085,000	2,554,317
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	704,075
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,091,200
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.15%, due 11/15/34 (a)	4,150,000	4,428,672
	Class 2 5.375%, due 11/15/40 (a)	6,500,000	7,009,665
	Class 3 7.25%, due 11/15/44 (a)	10,500,000	12,408,795
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 0.66%, due 5/1/42 (b)	15,000,000	15,000,000
	New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (c)	6,200,000	6,473,296
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
	Series A 5.00%, due 7/1/41 (c)	5,000,000	5,291,650
	Series A 5.00%, due 7/1/46 (c)	27,500,000	28,770,775
	Series A 5.25%, due 1/1/50 (c)	5,000,000	5,290,900
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,582,325
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,496,137
	Riverhead Industrial Development Agency, Riverhead IDA Economic JobDevelopment Corp., Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,269,945
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50	13,000,000	1,046,500
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	748,268
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,082,180
	Suffolk County Industrial Development Agency, Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (a)	2,000,000	1,953,320
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 6.00%, due 6/1/48	1,125,000	1,137,442
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds Series A 5.00%, due 1/1/34 (c)	3,010,000	3,276,174
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	1,000,000	1,049,190
	TSASC, Inc., Revenue Bonds Series 1 5.125%, due 6/1/42	5,770,000	5,771,385
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,607,767
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 3.75%, due 11/1/37	2,265,000	2,077,481
			232,513,975
	North Carolina 0.4%
	North Carolina Turnpike Authority, Revenue Bonds Series A 5.00%, due 7/1/54	10,000,000	10,695,600

	Ohio 3.7%
	Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	2,000,000	2,168,680
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	11,000,000	10,017,480
	Series A-2 5.375%, due 6/1/24	4,985,000	4,638,941
	Series A-2 5.75%, due 6/1/34	6,405,000	5,841,552
	Series A-2 5.875%, due 6/1/30	25,925,000	23,697,265
	Series A-2 6.00%, due 6/1/42	2,680,000	2,477,848
	Buckeye Tobacco Settlement Financing Authority, Capital Appreciation, Asset-Backed, Revenue Bonds Series B (zero coupon), due 6/1/47	130,000,000	5,930,600
	Butler County Port Authority, Liberty CTR Project, Revenue Bonds
	Series C 5.00%, due 12/1/24	970,000	953,054
	Series C 6.00%, due 12/1/43	3,500,000	3,385,620
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)(e)	710,000	157,577
	7.35%, due 12/1/31 (d)(e)	6,000,000	1,331,640
	County of Cuyahoga OH, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 2.062%, due 12/1/28 (b)	3,950,000	3,609,313
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,786,250
	County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
	5.00%, due 1/1/42	1,080,000	1,121,947
	5.00%, due 1/1/46	2,090,000	2,104,860
	5.00%, due 1/1/51	1,000,000	999,960
	Ohio State Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 0.61%, due 1/1/39 (b)	10,350,000	10,350,000
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	195,000	195,002
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,200,000	1,299,672
	Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
	Series A 5.00%, due 7/1/34	1,400,000	1,460,522
	Series A 5.00%, due 7/1/39	1,500,000	1,550,400
	Series A 5.00%, due 7/1/46	9,790,000	10,069,113
			96,147,296
	Oklahoma 0.3%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	6,913,134

	Oregon 0.4%
	Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	1,000,000	872,610
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,811,580
	Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,176,670
	Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	994,550
			9,855,410
	Pennsylvania 4.2%
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,115,710
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,006,459
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	290,000	311,596
	Capital Region Water, Harrisburg Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,038,660
	Capital Region Water, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (e)	2,495,000	2,263,040
	Chester County Industrial Development Authority, The Hickman Project, Revenue Bonds 5.25%, due 1/1/37	1,710,000	1,633,683
	City of Harrisburg PA, Unlimited General Obligation
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	34,819
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	194,822
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	380,680
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	414,268
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	251,354
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	110,635
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	12,872
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	305,593
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	535,000	397,703
	City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	285,000	310,134
	Crawford County PA Hospital Authority, Meadville Medical Center Project, Revenue Bonds Series A 6.00%, due 6/1/51	2,715,000	2,708,077
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	305,379
	Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	340,000	340,755
	Harrisburg Parking Authority, Revenue Bonds Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	103,796
	Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	1,000,000	1,067,060
	Lancaster County Hospital Authority, Masonic Homes Project, Revenue Bonds Series D 0.58%, due 7/1/34 (b)	8,810,000	8,810,000
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,300,000	6,643,035
	5.25%, due 1/15/46	1,000,000	1,054,450
	New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	3,931,139
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,075,098
	Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	276,576
	Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (b)	5,500,000	5,495,655
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
	Series A 6.25%, due 9/1/33	1,475,000	1,592,734
	Series A 6.50%, due 9/1/38	1,000,000	1,082,060
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,099,960
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 9/15/33	150,000	150,440
	Insured: AGC 5.75%, due 3/15/30	1,040,000	1,041,903
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,751,750
	5.50%, due 7/15/43	2,400,000	2,637,336
	Pennsylvania State Higher Educational Facilities Authority, Drexel University, Revenue Bonds Series B 0.58%, due 5/1/30 (b)	7,000,000	7,000,000
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,031,420
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	18,137,572
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,138,415
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,245,078
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,087,690
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,675,350
	Pottsville Hospital Authority, Schuylkill Health System Project, Revenue Bonds 5.25%, due 7/1/33 (a)	3,000,000	3,264,000
	Scranton Parking Authority, Revenue Bonds Insured: AGC 5.25%, due 6/1/34	135,000	137,030
	Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	3,000,000	3,059,070
	Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
	5.00%, due 6/1/36	1,000,000	974,530
	5.00%, due 6/1/46	2,625,000	2,489,576
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,366,932
	York General Authority, York City Recreation Corp., Revenue Bonds Insured: AMBAC 5.50%, due 5/1/18	1,010,000	1,017,181
			110,573,075
	Puerto Rico 11.0%
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	16,000,000	1,273,120
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	1,030,000	1,031,782
	Series A, Insured: AGC 5.00%, due 7/1/25	250,000	250,440
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,058,250
	Series A, Insured: AGM 5.00%, due 7/1/35	550,000	559,367
	Insured: XLCA 5.25%, due 7/1/17	1,000,000	987,220
	Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,033,740
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,240,362
	Series A, Insured: XLCA 5.50%, due 7/1/17	5,200,000	5,133,544
	Series A, Insured: AGC 5.50%, due 7/1/18	120,000	125,216
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	104,233
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,622,841
	Series A, Insured: AMBAC 5.50%, due 7/1/19	510,000	522,062
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	5,505,000	5,834,639
	Series A 8.00%, due 7/1/35 (e)	2,090,000	1,486,513
¤	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien—Series A 5.00%, due 7/1/17	1,000,000	848,830
	Senior Lien—Series A 5.00%, due 7/1/21	2,000,000	1,575,380
	Senior Lien—Series A 5.00%, due 7/1/22	2,260,000	1,774,168
	Senior Lien - Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,428,646
	Senior Lien—Series A 5.25%, due 7/1/24	2,000,000	1,564,600
	Senior Lien—Series A 5.50%, due 7/1/28	4,000,000	3,114,320
	Series A 5.75%, due 7/1/37	2,235,000	1,729,622
	Senior Lien—Series A 6.00%, due 7/1/38	17,555,000	13,760,838
	Series A 6.00%, due 7/1/44	5,675,000	4,435,353
	Senior Lien—Series A 6.00%, due 7/1/47	2,000,000	1,555,440
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,241,310
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,408,372
	Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,780,763
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	100,160
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,153,247
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,633,220
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,015,940
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	151,184
	Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,830,000	4,033,833
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/18	1,510,000	1,433,005
	Insured: AMBAC (zero coupon), due 7/1/27	200,000	106,954
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	725,000	712,537
	Series A, Insured: AGM 4.75%, due 7/1/38	650,000	655,116
	Insured: NATL-RE 5.00%, due 7/1/22	210,000	211,529
	Insured: AGC 5.00%, due 7/1/23	2,870,000	2,898,815
	Insured: NATL-RE 5.00%, due 7/1/28	460,000	462,217
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,175,000	1,178,995
	Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,805,414
	Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	9,608,706
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,480,000	4,871,373
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,350,000	7,671,342
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,650,000	1,773,420
	Series L, Insured: AMBAC 5.25%, due 7/1/38	205,000	212,230
	Series N, Insured: AGM 5.50%, due 7/1/25	2,245,000	2,490,334
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,141,014
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	5,338,426
	Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,847,923
	Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	518,633
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC (zero coupon), due 7/1/28	1,035,000	526,432
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	19,150,000	6,724,522
	Series A, Insured: AMBAC (zero coupon), due 7/1/35	280,000	92,257
	Series A, Insured: AMBAC (zero coupon), due 7/1/36	8,410,000	2,599,111
	Series A, Insured: AMBAC (zero coupon), due 7/1/37	1,525,000	441,015
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,200,000	5,223,088
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	4,966,271
	Series C, Insured: AMBAC 5.50%, due 7/1/23	2,010,000	2,104,671
	Series C, Insured: AMBAC 5.50%, due 7/1/25	12,105,000	12,735,186
	Series C, Insured: AMBAC 5.50%, due 7/1/26	7,395,000	7,793,443
	Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,088,572
	Series A 8.25%, due 5/1/17 (a)(d)(e)	7,100,000	3,896,196
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,602,181
	Series A, Insured: AGM 5.00%, due 8/1/30	720,000	730,433
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,138,712
	Series M-2, Insured: AMBAC 5.50%, due 7/1/35 (b)	175,000	177,105
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series G, Insured: AGC 4.75%, due 7/1/32	270,000	270,273
	Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,084,620
	Insured: AGC 5.25%, due 7/1/33	680,000	682,054
	Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	308,684
	Series H, Insured: AMBAC 5.50%, due 7/1/17	325,000	326,443
¤	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/40	8,440,000	2,247,741
	Series A, Insured: NATL-RE (zero coupon), due 8/1/41	12,595,000	3,170,665
	Series A, Insured: NATL-RE (zero coupon), due 8/1/43	73,640,000	16,142,624
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	5,240,000	1,018,708
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	380,000	69,551
	Series A, Insured: AMBAC (zero coupon), due 8/1/47	57,830,000	8,928,952
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	145,500,000	15,852,225
	Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,140,145
	Series C, Insured: AGM 5.125%, due 8/1/42	4,000,000	4,114,040
			288,702,458
	Rhode Island 0.6%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,207,976
	Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	426,392
	Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	972,697
	Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	919,152
	Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	666,375
	Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	394,870
	Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	134,107
	Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	165,073
	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	1,250,000	1,315,362
	Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,011,583
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A (zero coupon), due 6/1/52	110,000,000	8,340,200
			15,553,787
	South Carolina 0.3%
	South Carolina Public Service Authority, Revenue Bonds Series E 5.25%, due 12/1/55	7,500,000	8,232,450

	South Dakota 0.1%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,377,052

	Tennessee 1.5%
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	6,785,480
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 5.00%, due 10/1/45	12,270,000	13,285,956
	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Revenue Bonds Series A, Insured: AGM 0.62%, due 6/1/42 (b)	20,000,000	20,000,000
			40,071,436
	Texas 5.7%
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,465,000	3,469,678
	Series B 5.75%, due 1/1/34 (a)	110,000	108,717
	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,000,000	3,063,420
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	809,450
	(zero coupon), due 1/1/33	315,000	158,864
	(zero coupon), due 1/1/34	3,275,000	1,553,660
	(zero coupon), due 1/1/35	3,700,000	1,664,963
	(zero coupon), due 1/1/36	2,000,000	860,760
	(zero coupon), due 1/1/39	3,500,000	1,315,055
	5.00%, due 1/1/33	1,225,000	1,308,888
	5.00%, due 1/1/42	2,340,000	2,470,970
	6.75%, due 1/1/41	7,500,000	8,963,775
	Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/37	12,000,000	13,029,960
	City of Houston TX Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (c)	6,400,000	6,731,904
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,879,255
	6.00%, due 8/15/43	3,500,000	3,968,125
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,615,100
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,384,875
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	661,434
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,889,475
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	957,636
	Series A 5.00%, due 6/1/38	1,960,000	2,066,350
	Harris County-Houston Sports Authority, Capital Appreciation, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	313,050
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	717,441
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	406,782
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	436,840
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	126,603
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	88,095
	Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	710,598
	Series A, Insured: AGM (zero coupon), due 11/15/38	36,815,000	13,300,891
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	464,828
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	477,356
	Senior Lien—Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	338,352
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	545,351
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	193,249
	Harris County-Houston Sports Authority, Revenue Bonds
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	755,825
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	379,647
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	723,895
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,153,913
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,085,020
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,986,224
	North East Texas Regional Mobility Authority, Revenue Bonds
	Series B 5.00%, due 1/1/41	6,000,000	6,395,100
	Series B 5.00%, due 1/1/46	2,650,000	2,818,381
	North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,036,700
	Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	2,000,000	2,155,420
	San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,180,260
	Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,573,845
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,822,945
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (c)	11,500,000	13,249,380
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,527,401
	7.50%, due 6/30/33	750,000	870,953
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	5,050,000	5,716,347
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	800,000	812,576
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,186,340
	Tyler Health Facilities Development Corp., East Texas Medical Center, Revenue Bonds
	Series A 5.25%, due 11/1/32	1,700,000	1,689,052
	Series A 5.375%, due 11/1/37	5,230,000	5,223,044
			150,394,018
	U.S. Virgin Islands 1.3%
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Subseries A 6.00%, due 10/1/39	735,000	532,000
	Series A 6.75%, due 10/1/37	9,680,000	7,489,900
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/20	2,000,000	1,663,460
	Series A 5.00%, due 10/1/34	1,600,000	1,109,648
	Series C 5.00%, due 10/1/39	31,400,000	21,790,344
	Virgin Islands Water & Power Authority - Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	830,240
	Virgin Islands Water & Power Authority - Water System, Revenue Bonds 5.50%, due 7/1/17	1,430,000	1,431,787
			34,847,379
	Utah 0.0%‡
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	788,179

	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: AGC 4.75%, due 8/15/36	500,000	507,615
	Series A, Insured: AGC 5.75%, due 2/15/37	45,000	45,537
	Vermont Educational & Health Buildings Financing Agency, Landmark College Project, Revenue Bonds Series A 0.58%, due 7/1/39 (b)	3,000,000	3,000,000
			3,553,152
	Virginia 2.3%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds 5.00%, due 7/1/46	9,000,000	9,714,780
	Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	6,000,000	6,167,400
	Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien—Series B2 5.20%, due 6/1/46	2,000,000	1,787,560
	Tobacco Settlement Financing Corp., Revenue Bonds Senior Lien - Series B1 5.00%, due 6/1/47	19,085,000	16,849,192
	Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (a)	1,945,000	1,962,855
	Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (c)	10,000,000	10,710,100
	Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (c)	10,000,000	10,199,800
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.61%, due 7/1/30 (b)	65,000	65,000
	Virginia Small Business Financing Authority, Woods Charter School, Revenue Bonds Series A 6.95%, due 8/1/37	2,195,000	2,196,229
			59,652,916
	Washington 1.1%
	Chelan County Public Hospital District No. 1, Cascade Medical Center, Unlimited General Obligation Insured: AMBAC 4.45%, due 12/1/30	855,000	808,462
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,064,990
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (c)	1,825,000	1,892,945
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,710,082
	Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,206,130
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,022,770
	Whidbey Island Public Hospital District, Unlimited General Obligation
	5.375%, due 12/1/39	9,905,000	10,313,780
	5.50%, due 12/1/33	2,070,000	2,185,899
			30,205,058
	Wisconsin 2.4%
	Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
	Series A 5.00%, due 6/1/36 (a)	750,000	693,045
	Series A 5.125%, due 6/1/48 (a)	1,000,000	914,060
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,100,440
	Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
	Series A 4.75%, due 12/1/35	1,150,000	1,152,404
	Series A 5.00%, due 12/1/45	3,200,000	3,229,376
	Series A 5.15%, due 12/1/50	2,250,000	2,281,095
	Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,191,250
	Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	4,000,000	4,110,760
	Public Finance Authority, National Gypsum Co., Revenue Bonds
	4.00%, due 8/1/35 (c)	4,000,000	3,747,800
	5.25%, due 4/1/30 (c)	10,500,000	11,065,845
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,265,262
	5.875%, due 4/1/45	6,650,000	6,805,344
	Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (c)	10,000,000	10,172,200
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (c)	1,670,000	1,650,311
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40	2,870,000	2,095,014
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,468,782
	Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	95,006
	Wisconsin Health & Educational Facilities Authority, Aurora Healthcare, Revenue Bonds Series C 0.63%, due 7/15/28 (b)	5,200,000	5,200,000
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,537,720
			63,775,714
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	564,750
	Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	1,016,704
			1,581,454
	Total Municipal Bonds (Cost $2,517,629,032)		2,571,665,344
	Total Investments (Cost $2,517,629,032) (f)	97.9%	2,571,665,344
	Other Assets, Less Liabilities	2.1	56,077,285
	Net Assets	100.0%	$2,627,742,629

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2017.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $8,175,080, which represented 0.3% of the Fund's net assets.
(e)	Issue in default.
(f)	As of January 31, 2017, cost was $2,517,828,743 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$133,803,780
Gross unrealized depreciation	(79,967,179)
Net unrealized appreciation	$53,836,601

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,200)	March 2017	$(149,362,500)	$503,490
			$(149,362,500)	$503,490

1. As of January 31, 2017, cash in the amount of $1,740,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$2,571,665,344	$—	$2,571,665,344
Total Investments in Securities	—	2,571,665,344	—	2,571,665,344
Other Financial Instruments
Futures Contracts (b)	503,490	—	—	503,490
Total Investments in Securities and Other Financial Instruments	$503,490	$2,571,665,344	$—	$2,572,168,834

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.1%†
	Convertible Bond 0.0%‡
	Mining 0.0%‡
	Aleris International, Inc. 6.00%, due 6/1/20 (a)(b)(c)	$11,797	$10,636
	Total Convertible Bond (Cost $8,872)		10,636
	Corporate Bonds 95.0%
	Advertising 0.6%
	Lamar Media Corp. 5.75%, due 2/1/26	1,800,000	1,908,000

	Aerospace & Defense 1.6%
	KLX, Inc. 5.875%, due 12/1/22 (d)	2,890,000	3,027,275
	Orbital ATK, Inc. 5.25%, due 10/1/21	2,045,000	2,121,687
			5,148,962
	Apparel 0.9%
	Hanesbrands, Inc. 4.875%, due 5/15/26 (d)	2,865,000	2,822,025

	Auto Manufacturers 1.4%
	Ford Motor Co. 9.98%, due 2/15/47	980,000	1,469,889
	Navistar International Corp. 8.25%, due 11/1/21	3,000,000	3,030,000
			4,499,889
	Auto Parts & Equipment 1.8%
	Dana, Inc. 5.375%, due 9/15/21	1,575,000	1,634,062
	MPG Holdco I, Inc. 7.375%, due 10/15/22	1,855,000	1,994,125
	Tenneco, Inc. 5.00%, due 7/15/26	1,505,000	1,503,043
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (d)	775,000	787,943
			5,919,173
	Banks 2.4%
	Bank of America Corp. 6.30%, due 12/29/49 (e)	805,000	861,350
	Citigroup, Inc. 6.30%, due 12/29/49 (e)	3,750,000	3,829,687
	Wachovia Capital Trust III 5.57%, due 3/29/49 (e)	1,000,000	987,500
	Wells Fargo & Co. 5.90%, due 12/29/49 (e)	1,715,000	1,763,363
	Wells Fargo Capital X 5.95%, due 12/1/86	425,000	447,844
			7,889,744
	Building Materials 0.5%
	Cemex SAB de CV 7.75%, due 4/16/26 (d)	1,400,000	1,555,750

	Chemicals 1.1%
	Momentive Performance Materials, Inc. 4.69%, due 4/24/22	2,510,000	2,208,800
	Momentive Performance Materials, Inc. (Escrow Claim Shares) 10.00%, due 10/15/20 (a)(b)(c)	2,510,000	3
	PQ Corp. 6.75%, due 11/15/22 (d)	1,385,000	1,499,262
			3,708,065
	Commercial Services 3.3%
	Herc Rentals, Inc. 7.50%, due 6/1/22 (d)	2,230,000	2,408,400
	Live Nation Entertainment, Inc. 4.875%, due 11/1/24 (d)	1,770,000	1,770,000
	Ritchie Bros Auctioneers, Inc. 5.375%, due 1/15/25 (d)	730,000	745,513
	Service Corp. International 5.375%, due 5/15/24	2,005,000	2,100,237
	United Rentals North America, Inc. 6.125%, due 6/15/23	3,485,000	3,676,675
			10,700,825
	Computers 1.5%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 8.35%, due 7/15/46 (d)	1,445,000	1,804,221
	NCR Corp. 6.375%, due 12/15/23	2,985,000	3,171,563
			4,975,784
	Electric 1.1%
	Calpine Corp. 5.75%, due 1/15/25	3,485,000	3,406,588

	Entertainment 1.0%
	GLP Capital, L.P. / GLP Financing II, Inc. 5.375%, due 4/15/26	1,345,000	1,402,163
	Scientific Games International, Inc. 10.00%, due 12/1/22	1,705,000	1,746,977
			3,149,140
	Finance - Auto Loans 1.2%
	Ally Financial, Inc. 8.00%, due 11/1/31	3,211,000	3,813,063

	Finance - Consumer Loans 2.8%
	Navient Corp. 8.00%, due 3/25/20	3,505,000	3,767,875
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (d)	2,705,000	2,762,481
	Springleaf Finance Corp.
	6.00%, due 6/1/20	1,295,000	1,301,475
	7.75%, due 10/1/21	1,270,000	1,323,975
			9,155,806
	Food 2.2%
	Minerva Luxembourg S.A. 6.50%, due 9/20/26 (d)	1,825,000	1,813,594
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (d)	1,870,000	1,882,865
	Post Holdings, Inc. 5.00%, due 8/15/26 (d)	1,585,000	1,532,489
	Smithfield Foods, Inc. 6.625%, due 8/15/22	1,000,000	1,061,250
	US Foods, Inc. 5.875%, due 6/15/24 (d)	860,000	898,700
			7,188,898
	Food Services 0.4%
	AdvancePierre Food Holdings, Inc. 5.50%, due 12/15/24 (d)	1,360,000	1,387,200

	Gas 0.7%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.875%, due 8/20/26	2,145,000	2,225,438

	Hand & Machine Tools 0.8%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (d)	2,375,000	2,472,993

	Health Care - Products 0.3%
	Alere, Inc. 6.50%, due 6/15/20	895,000	893,121

	Health Care - Services 2.3%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22	1,930,000	1,404,075
	HCA, Inc. 5.875%, due 5/1/23	1,775,000	1,890,375
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (d)	1,800,000	1,910,250
	Tenet Healthcare Corp. 8.125%, due 4/1/22	2,295,000	2,317,950
			7,522,650
	Home Builders 5.4%
	Beazer Homes USA, Inc. 7.25%, due 2/1/23	2,720,000	2,822,000
	K. Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (d)	1,615,000	1,469,650
	7.25%, due 10/15/20 (d)	1,755,000	1,697,611
	KB Home 7.50%, due 9/15/22	2,800,000	3,031,000
	Meritage Homes Corp. 6.00%, due 6/1/25	2,135,000	2,188,375
	PulteGroup, Inc. 7.875%, due 6/15/32	1,625,000	1,795,625
	Shea Homes, L.P. / Shea Homes Funding Corp.
	5.875%, due 4/1/23 (d)	358,000	358,000
	6.125%, due 4/1/25 (d)	500,000	503,125
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	3,650,000	3,777,750
			17,643,136
	Household Products & Wares 0.5%
	Spectrum Brands, Inc. 5.75%, due 7/15/25	1,450,000	1,515,250

	Insurance 5.2%
¤	Glen Meadow Pass-Through Trust 6.505%, due 2/12/67 (d)(e)	5,650,000	4,816,625
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)	500,000	571,250
	10.75%, due 6/15/88 (d)(e)	500,000	760,000
¤	Lincoln National Corp.
	3.264%, due 5/17/66 (e)	3,840,000	3,283,200
	6.05%, due 4/20/67 (e)	3,000,000	2,490,000
	Oil Insurance, Ltd. 3.98%, due 12/29/49 (d)(e)	3,122,000	2,614,675
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)	1,300,000	1,573,122
	9.25%, due 6/15/39 (d)	500,000	754,837
			16,863,709
	Internet 0.1%
	Match Group, Inc. 6.375%, due 6/1/24	260,000	278,850

	Iron & Steel 2.8%
	AK Steel Corp.
	7.50%, due 7/15/23	600,000	657,228
	8.375%, due 4/1/22	2,700,000	2,801,250
¤	ArcelorMittal 8.00%, due 10/15/39	4,175,000	4,644,687
	United States Steel Corp. 7.375%, due 4/1/20	875,000	937,344
			9,040,509
	Leisure Time 0.6%
	ClubCorp Club Operations, Inc. 8.25%, due 12/15/23 (d)	1,650,000	1,819,125

	Lodging 2.6%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (d)	2,055,000	2,203,987
	MGM Resorts International 6.75%, due 10/1/20	2,664,000	2,950,380
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (d)	3,120,000	3,127,800
			8,282,167
	Machinery - Construction & Mining 1.0%
	Terex Corp. 6.00%, due 5/15/21	3,025,000	3,109,398

	Machinery - Diversified 1.0%
	Zebra Technologies Corp. 7.25%, due 10/15/22	2,915,000	3,140,913

	Media 5.2%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (d)	3,495,000	3,709,069
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 2/15/26 (d)	1,190,000	1,261,029
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22	1,000,000	1,044,000
	Series B 7.625%, due 3/15/20	1,542,000	1,545,855
	CSC Holdings LLC 5.50%, due 4/15/27 (d)	1,275,000	1,294,125
	DISH DBS Corp. 6.75%, due 6/1/21	3,065,000	3,292,974
	Sirius XM Radio, Inc. 5.375%, due 7/15/26 (d)	2,000,000	2,032,500
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (d)	2,690,000	2,730,350
			16,909,902
	Metal Fabricate & Hardware 0.7%
	Novelis Corp.
	5.875%, due 9/30/26 (d)	1,580,000	1,603,700
	6.25%, due 8/15/24 (d)	575,000	605,188
			2,208,888
	Mining 3.6%
	Aleris International, Inc. 7.875%, due 11/1/20	2,053,000	2,096,370
	Anglo American Capital PLC
	4.125%, due 4/15/21 (d)	437,000	443,555
	4.875%, due 5/14/25 (d)	1,007,000	1,019,587
	FMG Resources (August 2006) Pty, Ltd.
	6.875%, due 4/1/22 (d)	1,155,000	1,196,869
	9.75%, due 3/1/22 (d)	1,180,000	1,368,800
	Freeport-McMoRan, Inc.
	3.55%, due 3/1/22	1,450,000	1,355,750
	3.875%, due 3/15/23	1,780,000	1,642,050
	4.00%, due 11/14/21	165,000	160,875
	4.55%, due 11/14/24	140,000	131,250
	Teck Resources, Ltd.
	6.00%, due 8/15/40	1,050,000	1,052,625
	6.25%, due 7/15/41	1,250,000	1,284,375
			11,752,106
	Miscellaneous - Manufacturing 2.2%
	Bombardier, Inc.
	6.00%, due 10/15/22 (d)	525,000	513,188
	6.125%, due 1/15/23 (d)	2,135,000	2,086,962
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	1,175,000	1,158,844
	Textron Financial Corp. 6.00%, due 2/15/67 (d)(e)	4,725,000	3,508,312
			7,267,306
	Oil & Gas 9.0%
	California Resources Corp. 8.00%, due 12/15/22 (d)	1,368,000	1,217,520
	Cenovus Energy, Inc. 6.75%, due 11/15/39	1,285,000	1,443,577
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (d)	3,415,000	3,534,525
	Continental Resources, Inc. 5.00%, due 9/15/22	1,910,000	1,948,200
¤	Gazprom OAO Via Gaz Capital S.A. Series Reg S 7.288%, due 8/16/37	3,480,000	3,996,780
	Marathon Petroleum Corp. 5.00%, due 9/15/54	1,660,000	1,434,574
¤	Petrobras Global Finance B.V.
	6.25%, due 3/17/24	570,000	572,280
	6.875%, due 1/20/40	1,900,000	1,691,997
	7.25%, due 3/17/44	1,960,000	1,838,480
	8.75%, due 5/23/26	100,000	112,640
	Precision Drilling Corp. 6.50%, due 12/15/21	1,090,000	1,119,975
	Sanchez Energy Corp. 6.125%, due 1/15/23	1,400,000	1,344,000
	SM Energy Co. 6.75%, due 9/15/26	375,000	390,000
	Sunoco, L.P. / Sunoco Finance Corp. 5.50%, due 8/1/20	1,000,000	1,022,500
	Transocean, Inc. 6.80%, due 3/15/38	3,500,000	2,817,500
	Valero Energy Corp. 6.625%, due 6/15/37	1,015,000	1,200,657
	Whiting Petroleum Corp. 5.75%, due 3/15/21	3,310,000	3,343,100
			29,028,305
	Oil & Gas Services 0.9%
	CGG S.A. 6.50%, due 6/1/21	2,090,000	930,050
	PHI, Inc. 5.25%, due 3/15/19	1,895,000	1,823,938
			2,753,988
	Packaging & Containers 3.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,785,000	1,854,169
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.00%, due 6/30/21 (d)	1,350,000	1,390,500
	7.25%, due 5/15/24 (d)	1,200,000	1,285,500
¤	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
	7.00%, due 7/15/24 (d)	3,195,000	3,404,272
	8.25%, due 2/15/21	537,530	553,387
	Sealed Air Corp. 5.50%, due 9/15/25 (d)	2,465,000	2,600,575
			11,088,403
	Pharmaceuticals 2.0%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (d)	1,890,000	1,611,225
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (d)	1,795,000	1,880,262
	Valeant Pharmaceuticals International, Inc. 5.625%, due 12/1/21 (d)	3,710,000	2,930,900
			6,422,387
	Pipelines 1.6%
	MPLX, L.P. 4.875%, due 6/1/25	1,695,000	1,777,092
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.25%, due 11/15/23	2,200,000	2,167,000
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.25%, due 1/15/25	1,230,000	1,282,275
			5,226,367
	Private Equity 1.2%
¤	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	3,900,000	3,904,875

	Real Estate Investment Trusts 1.4%
	Iron Mountain, Inc. 6.00%, due 8/15/23	3,190,000	3,381,400
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, due 8/1/26	1,205,000	1,183,912
			4,565,312
	Retail 1.1%
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, due 6/1/26 (d)	2,200,000	2,225,652
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.75%, due 3/1/25	1,410,000	1,441,725
			3,667,377
	Semiconductors 1.5%
	Qorvo, Inc. 6.75%, due 12/1/23	2,005,000	2,185,350
	Sensata Technologies UK Financing Co. PLC 6.25%, due 2/15/26 (d)	2,485,000	2,665,162
			4,850,512
	Software 1.6%
	First Data Corp. 7.00%, due 12/1/23 (d)	3,135,000	3,324,667
	MSCI, Inc. 5.75%, due 8/15/25 (d)	1,765,000	1,869,806
			5,194,473
	Telecommunications 10.5%
	CenturyLink, Inc. 6.75%, due 12/1/23	1,815,000	1,867,181
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (d)	1,770,000	1,886,165
¤	Frontier Communications Corp.
	6.25%, due 9/15/21	600,000	561,000
	11.00%, due 9/15/25	4,250,000	4,297,812
	Hughes Satellite Systems Corp. 5.25%, due 8/1/26 (d)	1,805,000	1,805,000
	Level 3 Financing, Inc. 5.375%, due 1/15/24	2,385,000	2,411,831
¤	Sprint Capital Corp.
	6.875%, due 11/15/28	6,185,000	6,370,550
	8.75%, due 3/15/32	885,000	1,015,538
	Sprint Communications, Inc. 6.00%, due 11/15/22	3,040,000	3,085,600
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22	2,225,000	2,352,938
	6.50%, due 1/15/26	3,700,000	4,065,375
	Telecom Italia Capital S.A. 7.20%, due 7/18/36	3,325,000	3,506,512
	Windstream Services LLC 7.50%, due 4/1/23	920,000	878,600
			34,104,102
	Transportation 2.0%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	2,096,000	2,098,620
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21	2,385,000	1,663,537
	XPO Logistics, Inc. 6.50%, due 6/15/22 (d)	2,650,000	2,762,625
			6,524,782
	Total Corporate Bonds (Cost $299,858,912)		307,505,256
	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	IndyMac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 3.15%, due 8/25/34 (f)	283,748	278,647
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (b)	31,057	30,929
			309,576
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.632%, due 11/25/36 (f)	8,172	7,287

	Total Mortgage-Backed Securities (Cost $277,071)		316,863
	Total Long-Term Bonds (Cost $300,145,030)		307,832,755
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $1,708,937 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $1,745,000 and a Market Value of $1,744,045)	1,708,935	1,708,935
	Total Short-Term Investment (Cost $1,708,935)		1,708,935
	Total Investments (Cost $301,853,965) (g)	95.6%	309,541,690
	Other Assets, Less Liabilities	4.4	14,263,087
	Net Assets	100.0%	$323,804,777

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $10,639, which represented less than one-tenth of a percent of the Fund's net assets.
(b)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $41,568, which represented less than one-tenth of a percent of the Fund's net assets.
(c)	Restricted security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2017.
(g)	As of January 31, 2017, cost was $308,607,408 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$14,533,104
Gross unrealized depreciation	(13,598,822)
Net unrealized appreciation	$934,282

The following abbreviation is used in the preceding pages:

EUR	—Euro

As of January 31, 2017, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	EUR	1,683,000	$1,798,194	$18,604

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold	Contract Amount Purchased	Unrealized Appreciation (Depreciation)

EUR vs. U.S. Dollar	2/3/17	JPMorgan Chase Bank	1,645,000	1,760,309	(15,527)
Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	1,623,000	1,785,133	33,105
Euro vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	60,000	64,086	(684)
Euro vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank	1,645,000	1,764,756	(18,308)
Net unrealized appreciation (depreciation) on foreign currency forward contracts					$17,190

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond (b)	$—	$—	$10,636	$10,636
Corporate Bonds (c)	—	307,505,253	3	307,505,256
Mortgage-Backed Securities	—	316,863	—	316,863
Total Long-Term Bonds	—	307,822,116	10,639	307,832,755
Short-Term Investment
Repurchase Agreement	—	1,708,935	—	1,708,935
Total Investments in Securities	—	309,531,051	10,639	309,541,690
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	51,709	—	51,709
Total Investments in Securities and Other Financial Instruments	$—	$309,582,760	$10,639	$309,593,399

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(34,519)	—	(34,519)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $10,636 is held in Mining within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $3 is held in Chemicals within the Corporate Bonds section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2016
Long-Term Bonds
Convertible Bond
Mining	$10,316	$-	$-	$320	$-	$-	$-	$-	$10,636	$320
Corporate Bonds
Chemicals	3	-	-	-	-	-	-	-	3	-
Total	$10,319	$-	$-	$320	$-	$-	$-	$-	$10,639	$320

MainStay ICAP Equity Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.7% †
	Aerospace & Defense 4.6%
	Lockheed Martin Corp.	23,803	$5,982,408
¤	United Technologies Corp.	189,240	20,753,951
			26,736,359
	Banks 6.1%
	M&T Bank Corp.	77,980	12,677,209
¤	Wells Fargo & Co.	408,880	23,032,210
			35,709,419
	Beverages 2.6%
	Molson Coors Brewing Co. Class B	155,540	15,012,721

	Biotechnology 1.9%
	AbbVie, Inc.	97,600	5,964,336
	Gilead Sciences, Inc.	70,590	5,114,245
			11,078,581
	Building Products 1.3%
	Johnson Controls International PLC	169,513	7,455,182

	Capital Markets 5.3%
	Charles Schwab Corp. (The)	113,570	4,683,627
	CME Group, Inc.	49,692	6,016,707
¤	Intercontinental Exchange, Inc.	345,815	20,181,764
			30,882,098
	Chemicals 3.4%
¤	PPG Industries, Inc.	196,220	19,623,962

	Consumer Finance 3.5%
¤	American Express Co.	264,290	20,186,470

	Diversified Telecommunication Services 2.9%
	AT&T, Inc.	145,216	6,122,306
	Verizon Communications, Inc.	217,871	10,677,858
			16,800,164
	Electric Utilities 1.0%
	Duke Energy Corp.	77,599	6,094,625

	Electrical Equipment 2.7%
	Eaton Corp. PLC	84,504	5,981,193
	Sensata Technologies Holding N.V. (a)	229,320	9,619,974
			15,601,167
	Food & Staples Retailing 1.1%
	CVS Health Corp.	84,400	6,651,564

	Health Care Equipment & Supplies 6.2%
¤	Abbott Laboratories	611,010	25,521,888
	Medtronic PLC	138,756	10,548,231
			36,070,119
	Health Care Providers & Services 2.0%
	McKesson Corp.	85,440	11,888,976

	Household Durables 1.3%
	Newell Brands, Inc.	159,150	7,532,570

	Household Products 1.0%
	Kimberly-Clark Corp.	49,000	5,935,370

	Industrial Conglomerates 3.7%
¤	Honeywell International, Inc.	183,499	21,711,602

	Internet Software & Services 2.7%
	Alphabet, Inc. Class C (a)	20,049	15,974,843

	IT Services 1.4%
	Cognizant Technology Solutions Corp. Class A (a)	149,710	7,873,249

	Media 12.0%
	Charter Communications, Inc. Class A (a)	43,340	14,039,993
	Comcast Corp. Class A	212,693	16,041,306
	Grupo Televisa S.A.B., Sponsored ADR	178,600	4,000,640
	Liberty SiriusXM Group. Class C (a)	220,930	7,929,178
	Omnicom Group, Inc.	175,645	15,043,994
	Twenty-First Century Fox, Inc. Class A	399,990	12,551,686
			69,606,797
	Oil, Gas & Consumable Fuels 6.8%
¤	Royal Dutch Shell PLC Class A, Sponsored ADR	441,507	24,013,566
	Total S.A., Sponsored ADR	311,320	15,740,339
			39,753,905
	Pharmaceuticals 2.8%
	Allergan PLC (a)	73,755	16,144,232

	Real Estate Investment Trusts 3.0%
	American Tower Corp.	109,406	11,323,521
	Welltower, Inc.	89,497	5,933,651
			17,257,172
	Semiconductors & Semiconductor Equipment 8.4%
	Analog Devices, Inc.	125,725	9,421,832
	Intel Corp.	419,110	15,431,630
	Microchip Technology, Inc.	87,278	5,878,173
	NXP Semiconductors N.V. (a)	99,340	9,720,419
	QUALCOMM, Inc.	154,903	8,276,467
			48,728,521
	Software 3.2%
¤	Oracle Corp.	461,988	18,530,339

	Specialty Retail 2.4%
	Lowe's Cos., Inc.	193,150	14,115,402

	Technology Hardware, Storage & Peripherals 4.3%
¤	Apple, Inc.	206,890	25,106,101

	Tobacco 1.0%
	Philip Morris International, Inc.	61,871	5,947,659

	Wireless Telecommunication Services 1.1%
	Vodafone Group PLC, Sponsored ADR	245,840	6,121,416
	Total Common Stocks (Cost $530,949,614)		580,130,585

		Principal Amount
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $1,179,806 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $1,205,000 and a Market Value of $1,205,663)	$1,179,805	1,179,805
	Total Short-Term Investment (Cost $1,179,805)		1,179,805
	Total Investments (Cost $532,129,419) (b)	99.9%	581,310,390
	Other Assets, Less Liabilities	0.1	777,011
	Net Assets	100.0%	$582,087,401

¤	Percentages indicated are based on Fund net assets.
†	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $538,027,706 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$65,302,085
Gross unrealized depreciation	(22,019,401)
Net unrealized appreciation	$43,282,684

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$580,130,585	$—	$—	$580,130,585
Short-Term Investment
Repurchase Agreement	—	1,179,805	—	1,179,805
Total Investments in Securities	$580,130,585	$1,179,805	$—	$581,310,390

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Canada 3.0%
	Fairfax Financial Holdings, Ltd. (Insurance)	37,210	$17,386,113
	Industrial Alliance Insurance & Financial Services, Inc. (Insurance)	145,499	6,121,860
			23,507,973
	China 2.9%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	131,870	23,086,481

	France 15.8%
	Danone S.A. (Food Products)	350,140	21,918,831
	Pernod Ricard S.A. (Beverages)	214,750	25,117,976
	Safran S.A. (Aerospace & Defense)	268,370	18,164,525
¤	Sanofi (Pharmaceuticals)	332,790	26,760,289
	Sodexo S.A. (Hotels, Restaurants & Leisure)	87,630	9,681,958
	Total S.A. (Oil, Gas & Consumable Fuels)	441,210	22,223,509
			123,867,088
	Germany 7.4%
	Merck KGaA (Pharmaceuticals)	142,984	15,689,799
	SAP S.E. (Software)	281,190	25,688,974
	Siemens A.G. Registered (Industrial Conglomerates)	132,330	16,606,336
			57,985,109
	Hong Kong 5.2%
¤	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	2,797,750	33,696,753
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	1,660,009	7,381,241
			41,077,994
	India 1.5%
	ICICI Bank, Ltd., Sponsored ADR (Banks)	1,496,391	11,597,030

	Ireland 1.1%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)	104,970	8,781,790

	Israel 1.0%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	229,940	7,686,894

	Japan 7.0%
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	1,445,750	27,689,615
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	611,490	26,964,916
			54,654,531
	Mexico 2.7%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	937,263	20,994,691

	Netherlands 9.6%
	Akzo Nobel N.V. (Chemicals)	382,309	25,913,588
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	64,640	7,843,145
	Euronext N.V. (Capital Markets) (b)	139,580	6,173,973
	Koninklijke DSM N.V. (Chemicals)	336,718	21,445,733
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	505,330	13,651,760
			75,028,199
	Portugal 1.6%
	NOS SGPS S.A. (Media)	2,243,960	12,618,044

	Republic of Korea 5.5%
¤	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	50,991	43,367,846

	Spain 2.8%
	Aena S.A. (Transportation Infrastructure) (b)	99,270	14,397,207
	Endesa S.A. (Electric Utilities)	382,140	7,856,444
			22,253,651
	Sweden 2.0%
	Svenska Handelsbanken AB Class A (Banks)	1,061,130	15,843,374

	Switzerland 20.6%
¤	ABB, Ltd. Registered (Electrical Equipment) (a)	1,440,400	34,104,969
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	780,980	36,493,876
¤	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	719,165	38,445,585
	Nestle S.A. Registered (Food Products)	229,960	16,801,685
¤	Novartis A.G. Registered (Pharmaceuticals)	489,460	35,835,862
			161,681,977
	United Kingdom 9.2%
	LivaNova PLC (Health Care Equipment & Supplies) (a)	216,870	10,432,531
	Meggitt PLC (Aerospace & Defense)	1,075,974	5,656,588
¤	Royal Bank of Scotland Group PLC (Banks) (a)	10,451,640	29,162,610
	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	1,065,414	26,528,809
			71,780,538
	Total Common Stocks (Cost $720,653,426)		775,813,210

		Principal Amount
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	United States 0.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $2,299,883 (Collateralized by a United State Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $2,345,000 and a Market Value of $2,346,290) (Capital Markets)	$2,299,881	2,299,881
	Total Short-Term Investment (Cost $2,299,881)		2,299,881
	Total Investments (Cost $722,953,307) (c)	99.2%	778,113,091
	Other Assets, Less Liabilities	0.8	6,510,954
	Net Assets	100.0%	$784,624,045

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2017, cost was $738,128,078 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$105,836,946
Gross unrealized depreciation	(65,851,933)
Net unrealized appreciation	$39,985,013

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$775,813,210	$—	$—	$775,813,210
Short-Term Investment
Repurchase Agreement	—	2,299,881	—	2,299,881
Total Investments in Securities	$775,813,210	$2,299,881	$—	$778,113,091

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.7% †
	Aerospace & Defense 6.3%
	Lockheed Martin Corp.	175,712	$44,161,697
	United Technologies Corp.	422,480	46,333,382
			90,495,079
	Banks 6.5%
	M&T Bank Corp.	193,890	31,520,697
¤	Wells Fargo & Co.	1,112,250	62,653,043
			94,173,740
	Beverages 3.5%
	Molson Coors Brewing Co. Class B	525,540	50,725,121

	Biotechnology 3.6%
	AbbVie, Inc.	840,555	51,366,316

	Capital Markets 4.4%
¤	Intercontinental Exchange, Inc.	1,078,650	62,950,014

	Chemicals 2.6%
	PPG Industries, Inc.	378,310	37,834,783

	Consumer Finance 4.0%
¤	American Express Co.	761,820	58,187,812

	Diversified Telecommunication Services 3.1%
	Verizon Communications, Inc.	899,495	44,084,250

	Electric Utilities 3.1%
	Duke Energy Corp.	572,830	44,990,068

	Health Care Equipment & Supplies 4.6%
¤	Abbott Laboratories	1,568,770	65,527,523

	Health Care Providers & Services 2.3%
	McKesson Corp.	233,750	32,526,313

	Industrial Conglomerates 4.4%
¤	Honeywell International, Inc.	540,020	63,895,166

	Internet Software & Services 2.9%
	Alphabet, Inc. Class C (a)	53,197	42,386,838

	IT Services 2.0%
	Cognizant Technology Solutions Corp. Class A (a)	544,120	28,615,271

	Media 14.2%
	Charter Communications, Inc. Class A (a)	142,880	46,285,976
	Comcast Corp. Class A	686,880	51,804,490
	Omnicom Group, Inc.	533,020	45,653,163
¤	Twenty-First Century Fox, Inc. Class A	1,923,914	60,372,421
			204,116,050
	Oil, Gas & Consumable Fuels 8.3%
¤	Royal Dutch Shell PLC Class A, Sponsored ADR	1,243,980	67,660,072
	Total S.A., Sponsored ADR	1,012,700	51,202,112
			118,862,184
	Pharmaceuticals 3.4%
	Allergan PLC (a)	223,005	48,813,564

	Semiconductors & Semiconductor Equipment 9.1%
	Analog Devices, Inc.	494,018	37,021,709
¤	Intel Corp.	1,615,230	59,472,769
	QUALCOMM, Inc.	651,885	34,830,215
			131,324,693
	Software 4.1%
¤	Oracle Corp.	1,456,300	58,412,193

	Specialty Retail 2.8%
	Lowe's Cos., Inc.	542,430	39,640,784

	Technology Hardware, Storage & Peripherals 4.5%
¤	Apple, Inc.	534,950	64,916,182

	Total Common Stocks (Cost $1,343,195,239)		1,433,843,944

		Principal Amount
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $57,690,863 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $58,815,000 and a Market Value of $58,847,348)	$57,690,815	57,690,815
	Total Short-Term Investment (Cost $57,690,815)		57,690,815
	Total Investments (Cost $1,400,886,054) (b)	103.7%	1,491,534,759
	Other Assets, Less Liabilities	(3.7)	(52,571,624)
	Net Assets	100.0%	$1,438,963,135

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of January 31, 2017, cost was $1,418,430,519 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$115,560,865
Gross unrealized depreciation	(42,456,625)
Net unrealized appreciation	$73,104,240

The following abbreviation is used in the preceding page:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,433,843,944	$—	$—	$1,433,843,944
Short-Term Investment
Repurchase Agreement	—	57,690,815	—	57,690,815
Total Investments in Securities	$1,433,843,944	$57,690,815	$—	$1,491,534,759

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.7%†
	Asset-Backed Securities 0.7%
	Auto Floor Plan 0.3%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 1.253%, due 6/15/20 (a)	$600,000	$602,106
	Automobile 0.3%
	Ally Auto Receivables Trust Series 2014-3, Class A3 1.28%, due 6/17/19	497,997	498,211
	Chesapeake Funding LLC Series 2013-1A, Class A 1.102%, due 1/7/25 (a)(b)	139,753	139,670
			637,881
	Home Equity 0.1%
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.333%, due 10/25/34 (c)	14,348	14,346
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	7,302	7,488
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.052%, due 6/25/33 (c)	90,742	91,555
			113,389
	Total Asset-Backed Securities (Cost $1,349,391)		1,353,376

	Corporate Bonds 25.0%
	Aerospace & Defense 0.8%
	Boeing Co. (The) 2.35%, due 10/30/21	500,000	501,719
	L3 Technologies, Inc. 5.20%, due 10/15/19	100,000	107,563
	Lockheed Martin Corp. 4.70%, due 5/15/46	425,000	454,062
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	107,243
	United Technologies Corp. 3.10%, due 6/1/22	300,000	307,766
			1,478,353
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	228,816

	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	28,124	30,163

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	63,384

	Auto Manufacturers 0.7%
	Daimler Finance North America LLC 8.50%, due 1/18/31	150,000	225,852
	Ford Motor Credit Co. LLC 4.375%, due 8/6/23	500,000	518,227
	General Motors Financial Co., Inc. 5.25%, due 3/1/26	400,000	424,180
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	207,710
			1,375,969
	Banks 4.4%
	Bank of America Corp.
	5.00%, due 1/21/44	400,000	433,906
	5.70%, due 1/24/22	325,000	364,412
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	253,024
	Capital One Financial Corp. 3.75%, due 4/24/24	250,000	253,716
	Citigroup, Inc. 5.875%, due 2/22/33	450,000	502,503
	Cooperatieve Rabobank UA 5.75%, due 12/1/43	250,000	290,560
	Credit Suisse A.G. 3.625%, due 9/9/24	550,000	552,462
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	153,028
	4.25%, due 10/21/25	300,000	303,778
	6.00%, due 6/15/20	900,000	998,050
	HSBC Holdings PLC 4.30%, due 3/8/26	300,000	309,177
	JPMorgan Chase & Co.
	2.75%, due 6/23/20	750,000	759,388
	4.85%, due 2/1/44	350,000	385,186
	Morgan Stanley
	4.00%, due 7/23/25	200,000	204,134
	5.50%, due 7/24/20	1,000,000	1,092,302
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	104,182
	PNC Financial Services Group, Inc. (The) 5.125%, due 2/8/20	500,000	542,390
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	105,686
	SunTrust Bank 5.40%, due 4/1/20	15,000	16,200
	Wachovia Corp. 5.50%, due 8/1/35	125,000	139,607
	Wells Fargo & Co.
	4.48%, due 1/16/24	353,000	372,356
	4.60%, due 4/1/21	250,000	268,294
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	176,888
			8,581,229
	Beverages 0.9%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	500,000	535,053
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	183,321
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	46,157
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	287,362
	Diageo Capital PLC 2.625%, due 4/29/23	350,000	347,749
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	81,722
	PepsiCo, Inc. 2.85%, due 2/24/26	250,000	244,983
			1,726,347
	Biotechnology 0.7%
	Amgen, Inc.
	3.125%, due 5/1/25	450,000	437,759
	3.45%, due 10/1/20	150,000	155,480
	Celgene Corp. 3.625%, due 5/15/24	250,000	251,393
	Gilead Sciences, Inc. 3.70%, due 4/1/24	500,000	513,294
			1,357,926
	Chemicals 0.6%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	370,221
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	103,918
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	52,829
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	209,068
	Monsanto Co. 4.40%, due 7/15/44	250,000	245,118
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	159,245
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	137,461
			1,277,860
	Computers 0.4%
	Apple, Inc. 4.45%, due 5/6/44	250,000	257,178
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20	400,000	410,618
	HP, Inc. 4.375%, due 9/15/21	150,000	158,312
			826,108
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The) 2.70%, due 2/2/26	250,000	244,905

	Diversified Financial Services 0.2%
	GE Capital International Funding Co. Unlimited Co. 3.373%, due 11/15/25	350,000	357,462

	Electric 2.2%
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	114,685
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	133,192
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	154,324
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	130,819
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	236,616
	Duke Energy Florida LLC 6.35%, due 9/15/37	200,000	262,506
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	263,769
	Florida Power & Light Co. 3.80%, due 12/15/42	300,000	294,519
	Georgia Power Co. 4.75%, due 9/1/40	250,000	267,901
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	38,486
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	185,656
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	121,788
	Pacific Gas & Electric Co. 3.25%, due 9/15/21	175,000	179,157
	PacifiCorp 6.25%, due 10/15/37	350,000	457,114
	PECO Energy Co. 5.95%, due 10/1/36	150,000	185,522
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	205,399
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	85,531
	8.625%, due 4/15/31	50,000	61,575
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	126,829
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	123,597
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	186,978
	Virginia Electric & Power Co. 6.00%, due 5/15/37	175,000	216,432
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	188,651
			4,221,046
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	161,437

	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	189,395

	Finance - Consumer Loans 0.3%
	HSBC Finance Corp. 6.676%, due 1/15/21	500,000	562,897

	Finance - Credit Card 0.2%
	Visa, Inc. 3.15%, due 12/14/25	300,000	299,617

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	107,352

	Food 0.6%
	Conagra Brands, Inc. 7.00%, due 10/1/28	100,000	122,475
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	53,624
	Kraft Heinz Foods Co. 5.20%, due 7/15/45	250,000	262,608
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	316,849
	Tyson Foods, Inc. 4.50%, due 6/15/22	375,000	399,000
			1,154,556
	Forest Products & Paper 0.0%‡
	International Paper Co. 4.75%, due 2/15/22	83,000	90,001

	Gas 0.1%
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	185,641

	Health Care - Products 0.6%
	Becton Dickinson and Co. 4.685%, due 12/15/44	250,000	258,255
	Medtronic, Inc. 3.50%, due 3/15/25	250,000	255,509
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	500,000	501,589
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	250,000	244,075
			1,259,428
	Health Care - Services 0.6%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	185,604
	Anthem, Inc. 5.95%, due 12/15/34	250,000	285,918
	Cigna Corp. 5.125%, due 6/15/20	150,000	163,069
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	107,181
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	107,032
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	202,506
	4.75%, due 7/15/45	150,000	164,476
			1,215,786
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23	250,000	257,718

	Insurance 0.7%
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	110,735
	American International Group, Inc. 6.25%, due 5/1/36	200,000	237,472
	AXA S.A. 8.60%, due 12/15/30	105,000	145,425
	Chubb INA Holdings, Inc. 4.35%, due 11/3/45	150,000	156,592
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	164,007
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	27,071
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	216,828
	5.70%, due 6/15/35	100,000	118,986
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	101,365
			1,278,481
	Iron & Steel 0.1%
	Nucor Corp. 4.125%, due 9/15/22	50,000	53,281
	Vale Overseas, Ltd. 4.375%, due 1/11/22	100,000	100,875
			154,156
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	150,000	145,208

	Machinery - Diversified 0.1%
	Deere & Co. 4.375%, due 10/16/19	100,000	106,376

	Media 0.9%
	21st Century Fox America, Inc.
	4.50%, due 2/15/21	100,000	106,884
	6.40%, due 12/15/35	175,000	211,513
	Comcast Corp.
	3.15%, due 3/1/26	250,000	244,579
	6.45%, due 3/15/37	250,000	317,353
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	112,333
	Historic TW, Inc. 6.625%, due 5/15/29	94,000	115,063
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	116,610
	Time Warner Cable LLC
	5.00%, due 2/1/20	250,000	265,945
	6.55%, due 5/1/37	275,000	314,651
			1,804,931
	Mining 0.6%
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	150,000	166,347
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	223,423
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	100,315
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	160,471
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	53,581
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	414,331
			1,118,468
	Miscellaneous - Manufacturing 0.2%
	General Electric Co.
	5.875%, due 1/14/38	179,000	224,717
	Series A 6.75%, due 3/15/32	187,000	250,427
			475,144
	Multi-National 0.3%
	European Investment Bank 2.875%, due 9/15/20	300,000	309,439
	Inter-American Development Bank 6.80%, due 10/15/25	300,000	377,743
			687,182
	Oil & Gas 2.1%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	250,000	281,232
	Apache Corp.
	3.625%, due 2/1/21	250,000	259,552
	4.75%, due 4/15/43	100,000	102,303
	BP Capital Markets PLC 4.50%, due 10/1/20	750,000	806,296
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	132,227
	Chevron Corp. 4.95%, due 3/3/19	125,000	133,383
	ConocoPhillips Co. 2.40%, due 12/15/22	500,000	486,156
	Devon Energy Corp. 4.00%, due 7/15/21	200,000	206,763
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	210,872
	Exxon Mobil Corp. 3.043%, due 3/1/26	250,000	247,772
	Hess Corp. 7.30%, due 8/15/31	100,000	119,252
	Marathon Petroleum Corp. 5.125%, due 3/1/21	100,000	108,714
	Noble Energy, Inc. 4.15%, due 12/15/21	250,000	261,811
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	179,274
	Petroleos Mexicanos 6.625%, due 6/15/35	250,000	244,550
	Statoil ASA 7.75%, due 6/15/23	125,000	158,320
	Suncor Energy, Inc. 6.50%, due 6/15/38	100,000	128,098
			4,066,575
	Oil & Gas Services 0.1%
	Halliburton Co. 6.15%, due 9/15/19	250,000	275,198

	Pharmaceuticals 0.9%
	AbbVie, Inc. 3.60%, due 5/14/25	350,000	344,453
	Actavis Funding SCS 4.75%, due 3/15/45	225,000	221,885
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	129,382
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	94,301
	7.15%, due 6/15/23	50,000	62,316
	Express Scripts Holding Co. 6.125%, due 11/15/41	31,000	35,094
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	164,176
	McKesson Corp. 4.883%, due 3/15/44	250,000	253,292
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	101,059
	Wyeth LLC
	6.00%, due 2/15/36	200,000	248,204
	6.45%, due 2/1/24	100,000	121,735
			1,775,897
	Pipelines 0.8%
	Energy Transfer Partners, L.P.
	4.05%, due 3/15/25	250,000	247,929
	5.20%, due 2/1/22	200,000	215,837
	Enterprise Products Operating LLC Series B 6.875%, due 3/1/33	200,000	247,324
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	323,056
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	71,924
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	52,341
	6.75%, due 2/15/32	125,000	142,457
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	181,137
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	145,778
			1,627,783
	Real Estate Investment Trusts 0.4%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	52,785
	ERP Operating, L.P. 4.50%, due 6/1/45	150,000	153,057
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	413,341
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	129,079
			748,262
	Retail 0.7%
	CVS Health Corp. 6.25%, due 6/1/27	175,000	208,021
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	312,230
	Lowe's Cos., Inc. 6.875%, due 2/15/28	150,000	195,520
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	232,439
	McDonald's Corp. 3.70%, due 1/30/26	250,000	253,560
	Wal-Mart Stores, Inc. 6.50%, due 8/15/37	175,000	233,201
			1,434,971
	Software 0.4%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	102,388
	Microsoft Corp. 3.00%, due 10/1/20	300,000	310,222
	Oracle Corp. 2.95%, due 5/15/25	350,000	341,371
			753,981
	Telecommunications 1.6%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	196,835
	AT&T, Inc.
	4.35%, due 6/15/45	300,000	257,536
	4.55%, due 3/9/49	6,000	5,317
	5.20%, due 3/15/20	250,000	269,322
	6.30%, due 1/15/38	300,000	339,912
	Cisco Systems, Inc. 4.45%, due 1/15/20	250,000	268,169
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	117,461
	Orange S.A. 9.00%, due 3/1/31	250,000	378,239
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	241,880
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	117,276
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	96,463
	4.672%, due 3/15/55	313,000	280,291
	4.862%, due 8/21/46	265,000	254,501
	5.85%, due 9/15/35	88,000	101,372
	Vodafone Group PLC 7.875%, due 2/15/30	100,000	133,382
			3,057,956
	Transportation 0.9%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	367,598
	6.20%, due 8/15/36	50,000	64,587
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	139,318
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	139,137
	FedEx Corp.
	3.20%, due 2/1/25	400,000	398,922
	8.00%, due 1/15/19	50,000	55,798
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	105,517
	4.837%, due 10/1/41	128,000	139,113
	Union Pacific Corp.
	2.75%, due 3/1/26	300,000	291,338
	4.163%, due 7/15/22	150,000	161,444
			1,862,772
	Water 0.2%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	207,789
	United Utilities PLC 5.375%, due 2/1/19	100,000	104,552
			312,341
	Total Corporate Bonds (Cost $46,290,973)		48,939,078

	Foreign Government Bonds 2.1%
	Foreign Governments 2.1%
	Colombia Government International Bond
	4.00%, due 2/26/24	300,000	304,950
	5.00%, due 6/15/45	200,000	194,700
¤	Mexico Government International Bond
	4.00%, due 10/2/23	1,000,000	1,006,500
	4.75%, due 3/8/44	500,000	458,750
	Panama Government International Bond 5.20%, due 1/30/20	375,000	405,000
	Peruvian Government International Bond 7.35%, due 7/21/25	275,000	355,094
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	669,797
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	147,750
	5.125%, due 4/21/21	200,000	218,084
	Province of Quebec Canada Series NJ 7.50%, due 7/15/23	302,000	379,789
	Total Foreign Government Bonds (Cost $4,119,818)		4,140,414

	Mortgage-Backed Securities 2.2%
	Agency (Collateralized Mortgage Obligations) 0.9%
¤	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	837,223
	Series K039, Class A2 3.303%, due 7/25/24	800,000	833,530
			1,670,753
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	500,000	527,595
	COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	742,747
	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, due 6/12/47	25,582	25,560
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46 (a)	1,200,000	1,301,303
			2,597,205
	Total Mortgage-Backed Securities (Cost $4,166,703)		4,267,958

	Municipal Bonds 1.4%
	Arizona 0.6%
	Salt River Project Agricultural Improvement & Power District, Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,153,990

	Connecticut 0.3%
	State of Connecticut Special Tax Revenue 5.459%, due 11/1/30	500,000	576,775

	Texas 0.5%
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	900,000	1,066,446
	Total Municipal Bonds (Cost $2,566,145)		2,797,211

	U.S. Government & Federal Agencies 64.3%
¤	Federal Home Loan Mortgage Corporation 1.1%
	2.375%, due 1/13/22	1,000,000	1,016,421
	3.75%, due 3/27/19	1,100,000	1,156,093
			2,172,514
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.2%
	2.371%, due 12/1/41 (a)	179,943	184,335
	2.50%, due 6/1/28	829,793	839,425
	2.50%, due 1/1/31	428,817	429,106
	2.50%, due 12/1/31	98,746	98,812
	3.00%, due 2/1/27	179,205	184,034
	3.00%, due 9/1/30	710,899	730,056
	3.00%, due 7/1/43	233,027	231,459
	3.00%, due 8/1/43	1,133,559	1,125,932
	3.00%, due 9/1/44 TBA (d)	200,000	197,797
	3.00%, due 4/1/45	424,158	419,814
	3.00%, due 5/1/45	170,727	168,978
	3.00%, due 4/1/46	191,622	189,659
	3.00%, due 7/1/46	186,993	185,076
	3.00%, due 9/1/46	294,286	291,270
	3.00%, due 10/1/46	295,675	292,645
	3.00%, due 11/1/46	297,743	294,692
	3.00%, due 1/1/47	199,760	197,712
	3.058%, due 10/1/36 (a)	39,081	40,689
	3.50%, due 4/1/26	227,814	237,513
	3.50%, due 4/1/32	268,021	278,290
	3.50%, due 4/1/41	165,563	170,019
	3.50%, due 3/1/42	267,373	274,577
	3.50%, due 4/1/42	379,879	390,107
	3.50%, due 4/1/44 TBA (d)	100,000	102,135
	3.50%, due 7/1/44	150,703	154,316
	3.50%, due 2/1/45	89,851	91,838
	3.50%, due 9/1/45	1,937,983	1,980,838
	3.50%, due 3/1/46	87,120	89,047
	3.50%, due 4/1/46	271,752	277,761
	3.50%, due 6/1/46	195,282	199,600
	4.00%, due 8/1/18	33,636	34,524
	4.00%, due 6/1/24	94,522	99,314
	4.00%, due 2/1/31	128,132	135,770
	4.00%, due 7/1/39	351,623	369,075
	4.00%, due 12/1/40	643,991	677,263
	4.00%, due 2/1/41	170,448	179,720
	4.00%, due 5/1/44	588,802	618,025
	4.00%, due 8/1/45	234,155	245,776
	4.00%, due 9/1/45	78,485	82,380
	4.50%, due 5/1/25	78,093	82,712
	4.50%, due 7/1/30	99,901	107,505
	4.50%, due 6/1/34	57,690	62,040
	4.50%, due 6/1/35	54,988	59,319
	4.50%, due 8/1/35	70,564	76,049
	4.50%, due 7/1/39	6,276	6,750
	4.50%, due 8/1/39	123,830	133,168
	4.50%, due 1/1/40	355,634	382,829
	4.50%, due 8/1/40	222,508	239,997
	4.50%, due 2/1/41	6,356	6,856
	5.00%, due 1/1/25	59,575	63,525
	5.00%, due 8/1/35	423,181	462,267
	5.00%, due 6/1/37	92,151	100,622
	5.50%, due 2/1/18	6,176	6,234
	5.50%, due 3/1/23	15,607	16,838
	5.50%, due 6/1/23	50,011	53,713
	5.50%, due 11/1/27	54,462	60,319
	5.50%, due 9/1/35	72,346	81,459
	5.50%, due 4/1/37	171,867	190,361
	5.50%, due 4/1/38	64,708	71,901
	5.50%, due 8/1/38	55,541	61,561
	6.00%, due 8/1/17	2,026	2,034
	6.00%, due 6/1/21	11,789	12,582
	6.00%, due 9/1/21	12,910	13,492
	6.00%, due 11/1/22	16,975	18,223
	6.00%, due 12/1/39	89,031	100,441
	6.00%, due 5/1/40	206,369	234,281
	6.50%, due 4/1/17	35	35
	6.50%, due 5/1/17	470	471
	6.50%, due 11/1/25	1,743	1,964
	6.50%, due 5/1/26	791	892
	6.50%, due 3/1/27	3,175	3,579
	6.50%, due 5/1/31	2,790	3,144
	6.50%, due 8/1/31	1,910	2,153
	6.50%, due 1/1/32	20,342	23,569
	6.50%, due 3/1/32	13,412	15,118
	6.50%, due 4/1/32	8,829	10,139
	6.50%, due 7/1/32	13,103	14,770
	6.50%, due 1/1/34	34,799	39,226
	6.50%, due 1/1/37	45,877	51,713
	6.50%, due 9/1/37	17,858	20,130
	7.00%, due 4/1/26	2,172	2,474
	7.00%, due 7/1/26	240	265
	7.00%, due 12/1/27	3,043	3,373
	7.00%, due 1/1/30	326	357
	7.00%, due 3/1/31	13,117	13,567
	7.00%, due 10/1/31	4,477	5,282
	7.00%, due 3/1/32	16,187	18,756
	7.00%, due 9/1/33	112,918	127,002
	7.00%, due 11/1/36	16,756	19,546
	7.00%, due 12/1/37	71,114	85,756
	7.50%, due 1/1/26	486	560
	7.50%, due 2/1/32	12,855	15,021
	8.00%, due 7/1/26	110	128
			15,975,447
¤	Federal National Mortgage Association 1.2%
	1.00%, due 10/24/19	500,000	493,400
	1.625%, due 1/21/20	500,000	501,457
	5.375%, due 6/12/17	600,000	610,452
	6.21%, due 8/6/38	475,000	682,515
			2,287,824
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.5%
	2.50%, due 2/1/28	389,751	394,094
	2.50%, due 5/1/28	580,794	587,267
	2.50%, due 9/1/28	517,723	523,495
	2.50%, due 6/1/31	190,448	190,587
	2.50%, due 9/1/31	98,988	99,060
	2.50%, due 12/1/31	100,000	100,073
	2.50%, due 1/1/32	199,219	199,364
	2.50%, due 5/1/43	235,384	224,345
	3.00%, due 8/1/21	217,654	223,475
	3.00%, due 11/1/23	163,556	168,220
	3.00%, due 12/1/24	88,250	90,813
	3.00%, due 2/1/29	251,872	258,608
	3.00%, due 8/1/30	462,105	474,464
	3.00%, due 2/1/31	100,000	102,675
	3.00%, due 4/1/31	172,283	176,890
	3.00%, due 4/1/35	453,366	457,531
	3.00%, due 6/1/36	474,167	478,528
	3.00%, due 7/1/43	1,138,398	1,132,646
	3.00%, due 8/1/43	1,092,241	1,086,723
	3.00%, due 9/1/43	829,098	824,910
	3.00%, due 6/1/44 TBA (d)	200,000	197,969
	3.00%, due 9/1/45	260,842	258,392
	3.00%, due 3/1/46	98,365	97,441
	3.00%, due 7/1/46	192,554	190,745
	3.00%, due 9/1/46	685,948	679,502
	3.00%, due 11/1/46	797,078	789,588
	3.00%, due 1/1/47	100,000	99,060
	3.055%, due 12/1/41 (a)	248,759	259,163
	3.50%, due 2/1/21	86,014	89,586
	3.50%, due 11/1/25	277,759	289,586
	3.50%, due 11/1/27	89,693	93,617
	3.50%, due 7/1/29	110,466	115,176
	3.50%, due 5/1/31	235,670	244,809
	3.50%, due 12/1/40	390,986	402,562
	3.50%, due 1/1/41	235,601	242,576
	3.50%, due 12/1/41	569,548	585,821
	3.50%, due 3/1/42	487,597	500,889
	3.50%, due 10/1/43	1,092,648	1,119,654
	3.50%, due 11/1/43	196,972	202,320
	3.50%, due 1/1/44 TBA (d)	100,000	102,187
	3.50%, due 8/1/45	1,260,987	1,289,504
	3.50%, due 10/1/45	157,530	161,093
	3.50%, due 11/1/45	196,130	200,565
	3.50%, due 1/1/46	364,248	372,485
	3.50%, due 2/1/46	190,676	194,989
	3.50%, due 3/1/46	164,908	168,637
	3.50%, due 4/1/46	214,995	219,858
	4.00%, due 3/1/22	86,220	89,333
	4.00%, due 3/1/25	111,373	116,570
	4.00%, due 6/1/30	49,397	52,411
	4.00%, due 1/1/31	121,167	128,253
	4.00%, due 6/1/39	297,764	312,452
	4.00%, due 12/1/39	373,893	392,286
	4.00%, due 7/1/40	249,908	262,396
	4.00%, due 9/1/40	914,627	960,937
	4.00%, due 3/1/41	517,008	544,552
	4.00%, due 11/1/44	334,508	351,024
	4.00%, due 1/1/45	288,720	302,979
	4.00%, due 11/1/45	174,721	183,358
	4.00%, due 12/1/45	165,053	173,217
	4.00%, due 6/1/46	188,916	198,308
	4.00%, due 7/1/46	181,013	189,977
	4.50%, due 5/1/19	1,871	1,922
	4.50%, due 11/1/22	3,251	3,373
	4.50%, due 6/1/23	116,538	123,502
	4.50%, due 4/1/24	42,912	44,024
	4.50%, due 3/1/30	124,969	134,316
	4.50%, due 3/1/40	944,924	1,023,614
	4.50%, due 4/1/41	166,361	177,089
	4.50%, due 9/1/41	122,111	131,290
	4.50%, due 8/1/44	109,990	118,287
	4.50%, due 11/1/44	95,901	103,147
	5.00%, due 3/1/21	3,486	3,579
	5.00%, due 4/1/23	36,491	38,797
	5.00%, due 7/1/23	29,694	31,639
	5.00%, due 8/1/23	24,640	25,482
	5.00%, due 1/1/24	48,355	50,988
	5.00%, due 6/1/25	204,282	222,434
	5.00%, due 7/1/35	137,954	150,931
	5.00%, due 7/1/37	408,455	447,178
	5.00%, due 8/1/38	164,730	180,058
	5.50%, due 8/1/17	307	308
	5.50%, due 7/1/22	56,874	60,194
	5.50%, due 11/1/23	17,490	18,591
	5.50%, due 4/1/30	92,494	103,054
	5.50%, due 12/1/34	153,732	172,031
	5.50%, due 5/1/35	96,662	107,744
	5.50%, due 6/1/35	26,960	30,133
	5.50%, due 8/1/35	23,986	26,866
	5.50%, due 11/1/36	36,875	41,129
	5.50%, due 8/1/37	317,227	354,800
	5.50%, due 2/1/39	50,973	57,056
	5.50%, due 7/1/40	104,330	116,521
	6.00%, due 9/1/17	468	468
	6.00%, due 7/1/36	57,374	65,014
	6.00%, due 12/1/36	21,816	24,698
	6.00%, due 4/1/37	65,087	73,642
	6.00%, due 7/1/37	201,927	227,977
	6.00%, due 8/1/37	27,927	31,598
	6.00%, due 12/1/37	86,951	98,169
	6.00%, due 2/1/38	120,987	136,595
	6.50%, due 8/1/32	36,588	41,716
	6.50%, due 8/1/35	14,203	16,067
	6.50%, due 7/1/36	67,741	77,003
	6.50%, due 8/1/36	10,932	12,367
	6.50%, due 9/1/36	11,476	12,982
	6.50%, due 10/1/36	27,849	31,504
	6.50%, due 11/1/36	19,635	22,212
	6.50%, due 8/1/37	3,171	3,587
	6.50%, due 10/1/37	1,073	1,237
	6.50%, due 11/1/37	9,897	11,196
	6.50%, due 12/1/37	18,800	21,355
	6.50%, due 2/1/38	100,486	113,675
	7.00%, due 10/1/37	1,245	1,495
	7.00%, due 11/1/37	97,035	109,660
	7.50%, due 7/1/30	4,206	4,357
	7.50%, due 7/1/31	20,687	23,135
	8.00%, due 6/1/25	87	98
	8.00%, due 9/1/25	549	610
	8.00%, due 9/1/26	2,350	2,679
	8.00%, due 10/1/26	252	256
	8.00%, due 11/1/26	358	367
	8.00%, due 4/1/27	880	1,002
	8.00%, due 6/1/27	366	367
	8.00%, due 12/1/27	3,251	3,261
	8.00%, due 1/1/28	20,311	22,632
			26,512,653
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.6%
	3.00%, due 1/20/43	315,916	319,948
	3.00%, due 8/15/43	130,645	132,044
	3.00%, due 8/20/43	1,480,422	1,499,317
	3.00%, due 9/15/43	207,420	209,641
	3.00%, due 1/1/45 TBA (d)	200,000	201,719
	3.00%, due 3/20/45	163,858	165,476
	3.00%, due 7/20/45	751,807	759,136
	3.00%, due 8/20/46	990,796	1,000,394
	3.00%, due 9/20/46	198,721	200,649
	3.00%, due 12/20/46	100,000	100,970
	3.50%, due 4/15/43	309,550	321,617
	3.50%, due 8/20/43	955,707	994,806
	3.50%, due 11/20/43	897,161	933,535
	3.50%, due 4/20/45	326,413	338,586
	3.50%, due 12/20/45	2,663,999	2,763,344
	3.50%, due 1/20/46	253,685	263,146
	4.00%, due 9/15/25	246,604	256,658
	4.00%, due 9/15/40	218,719	231,951
	4.00%, due 12/15/41	197,019	208,805
	4.00%, due 1/20/42	731,617	776,701
	4.00%, due 10/20/43	157,627	167,197
	4.00%, due 8/20/44	358,232	379,150
	4.00%, due 9/20/44	408,709	432,574
	4.00%, due 4/20/45	138,063	146,125
	4.00%, due 12/20/45	77,993	82,547
	4.00%, due 1/20/46	80,288	84,976
	4.00%, due 2/20/46	81,800	86,576
	4.50%, due 11/15/24	121,403	128,941
	4.50%, due 4/15/39	262,408	283,745
	4.50%, due 5/20/39	332,635	359,844
	4.50%, due 6/20/40	121,156	131,136
	4.50%, due 9/15/40	143,588	156,430
	4.50%, due 10/20/40	128,729	139,904
	4.50%, due 7/20/41	203,818	220,795
	4.50%, due 9/20/43	126,374	135,611
	5.00%, due 4/20/33	41,841	46,675
	5.00%, due 8/15/33	27,731	30,463
	5.00%, due 6/20/36	3,258	3,597
	5.00%, due 8/15/39	277,768	309,181
	5.00%, due 9/20/40	369,948	407,299
	5.50%, due 3/15/33	210,941	238,253
	5.50%, due 7/20/34	42,718	47,893
	5.50%, due 12/20/35	79,423	88,561
	6.00%, due 3/20/29	13,051	14,907
	6.00%, due 1/15/32	30,429	34,444
	6.00%, due 12/15/32	7,349	8,485
	6.00%, due 3/20/33	72,912	85,233
	6.00%, due 2/15/34	91,438	106,112
	6.00%, due 1/20/35	35,671	41,712
	6.00%, due 6/15/35	31,189	35,265
	6.00%, due 9/15/35	103,245	121,244
	6.50%, due 3/20/31	8,941	10,369
	6.50%, due 1/15/32	12,277	13,997
	6.50%, due 6/15/35	760	877
	6.50%, due 1/15/36	52,546	59,852
	6.50%, due 9/15/36	33,518	38,178
	6.50%, due 9/15/37	39,053	44,483
	6.50%, due 10/15/37	11,196	13,028
	6.50%, due 11/15/38	207,267	236,085
	7.00%, due 2/15/26	441	442
	7.00%, due 6/15/29	465	473
	7.00%, due 12/15/29	1,813	2,141
	7.00%, due 5/15/31	1,814	1,988
	7.00%, due 8/15/31	3,170	3,220
	7.00%, due 8/20/31	16,035	19,258
	7.00%, due 8/15/32	18,590	22,308
	7.50%, due 10/15/26	519	520
	7.50%, due 11/15/26	957	991
	7.50%, due 1/15/30	12,707	13,453
	7.50%, due 10/15/30	4,155	4,342
	7.50%, due 3/15/32	12,201	14,791
	8.00%, due 6/15/26	95	106
	8.00%, due 10/15/26	110	120
	8.00%, due 5/15/27	81	82
	8.00%, due 7/15/27	244	261
	8.00%, due 9/15/27	224	248
	8.00%, due 11/15/30	9,606	10,956
	8.50%, due 7/15/26	639	720
	8.50%, due 11/15/26	4,747	4,826
			16,751,433
¤	United States Treasury Bonds 4.5%
	2.25%, due 8/15/46	400,000	336,438
	2.50%, due 2/15/46	950,000	845,685
	2.50%, due 5/15/46	520,000	462,678
	2.875%, due 8/15/45	1,270,000	1,224,111
	3.00%, due 11/15/44	1,485,000	1,469,396
	3.00%, due 11/15/45	875,000	864,301
	3.375%, due 5/15/44	750,000	796,582
	4.50%, due 2/15/36	2,200,000	2,779,735
			8,778,926
¤	United States Treasury Notes 27.2%
	0.625%, due 6/30/18	500,000	497,324
	0.75%, due 12/31/17	2,525,000	2,522,336
	0.75%, due 7/31/18	250,000	248,935
	0.75%, due 8/31/18	250,000	248,711
	0.75%, due 9/30/18	2,800,000	2,783,374
	0.75%, due 7/15/19	1,000,000	985,586
	0.75%, due 8/15/19	1,400,000	1,378,618
	0.875%, due 4/15/19	900,000	891,879
	0.875%, due 9/15/19	600,000	592,125
	1.00%, due 3/15/18	300,000	300,199
	1.00%, due 9/15/18	2,700,000	2,695,783
	1.125%, due 1/31/19	2,000,000	1,996,796
	1.125%, due 2/28/21	500,000	487,246
	1.125%, due 6/30/21	3,025,000	2,933,896
	1.25%, due 12/15/18	1,325,000	1,326,501
	1.25%, due 12/31/18	700,000	700,738
	1.25%, due 1/31/20	3,400,000	3,376,625
	1.375%, due 1/15/20	500,000	498,769
	1.375%, due 3/31/20	5,650,000	5,622,191
	1.375%, due 1/31/21	1,425,000	1,404,404
	1.375%, due 4/30/21	300,000	294,680
	1.375%, due 5/31/21	300,000	294,410
	1.375%, due 6/30/23	1,475,000	1,403,439
	1.375%, due 9/30/23	500,000	474,062
	1.50%, due 1/31/22	2,100,000	2,056,524
	1.50%, due 2/28/23	425,000	409,428
	1.50%, due 8/15/26	775,000	712,516
	1.625%, due 11/15/22	250,000	243,701
	1.625%, due 4/30/23	600,000	580,922
	1.625%, due 5/31/23	650,000	628,621
	1.625%, due 5/15/26	1,325,000	1,234,786
	1.75%, due 3/31/22	1,150,000	1,137,647
	1.75%, due 1/31/23	2,350,000	2,299,421
	1.875%, due 1/31/22	800,000	798,718
	1.875%, due 5/31/22	1,000,000	993,984
	1.875%, due 8/31/22	2,300,000	2,277,989
	1.875%, due 10/31/22	300,000	296,531
	2.00%, due 2/15/25	590,000	574,213
	2.00%, due 11/15/26	1,390,000	1,335,758
	2.125%, due 6/30/21	1,200,000	1,214,344
	2.125%, due 5/15/25	1,485,000	1,455,532
	2.25%, due 11/15/25	1,030,000	1,015,717
			53,224,979
	Total U.S. Government & Federal Agencies (Cost $126,203,272)		125,703,776
	Total Long-Term Bonds (Cost $184,696,302)		187,201,813

		Shares
	Exchange-Traded Fund 3.2% (e)
¤	iShares 1-3 Year Credit Bond ETF	59,288	6,233,540
	Total Exchange-Traded Fund (Cost $6,280,289)		6,233,540

		Principal Amount
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	RBC Capital Markets 0.52%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $1,429,021 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 8/31/20, with a Principal Amount of $1,463,500 and a Market Value of $1,457,598)	$1,429,000	1,429,000
	Total Short-Term Investment (Cost $1,429,000)		1,429,000
	Total Investments (Cost $192,405,591) (f)	99.6%	194,864,353
	Other Assets, Less Liabilities	0.4	825,844
	Net Assets	100.0%	$195,690,197

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(d)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2017, the total net market value of these securities was $801,807, which represented 0.4% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of January 31, 2017, cost was $192,619,230 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$4,935,345
Gross unrealized depreciation	(2,690,222)
Net unrealized appreciation	$2,245,123

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	24	March 2017	5,203,125	(1,555)
5-Year United States Treasury Note	1	March 2017	$117,867	$293
10-Year United States Treasury Note	(2)	March 2017	(248,938)	(445)
10-Year United States Treasury Ultra Note	5	March 2017	670,781	895
United States Treasury Long Bond	(31)	March 2017	(4,676,156)	26,788
United States Treasury Ultra Bond	20	March 2017	3,213,751	(16,374)
			$4,280,430	$9,602

1. As of January 31, 2017, cash in the amount of $53,227 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,353,376	$—	$1,353,376
Corporate Bonds	—	48,939,078	—	48,939,078
Foreign Government Bonds	—	4,140,414	—	4,140,414
Mortgage-Backed Securities	—	4,267,958	—	4,267,958
Municipal Bonds	—	2,797,211	—	2,797,211
U.S. Government & Federal Agencies	—	125,703,776	—	125,703,776
Total Long-Term Bonds	—	187,201,813	—	187,201,813
Exchange-Traded Fund	6,233,540	—	—	6,233,540
Short-Term Investment
Repurchase Agreement	—	1,429,000	—	1,429,000
Total Investments in Securities	6,233,540	188,630,813	—	194,864,353
Other Financial Instruments
Futures Contracts (b)	27,976	—	—	27,976
Total Investments in Securities and Other Financial Instruments	$6,261,516	$188,630,813	$—	$194,892,329

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(18,374)	$—	$—	$(18,374)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 131.2% †
	Australia 11.9%
	Asaleo Care, Ltd. (Personal Products)	120,228	$137,683
	Australian Pharmaceutical Industries, Ltd. (Health Care Providers & Services)	125,697	179,695
	Beach Energy, Ltd. (Oil, Gas & Consumable Fuels)	1,259,577	716,448
	Bendigo & Adelaide Bank, Ltd. (Banks)	90,793	864,161
	BHP Billiton PLC (Metals & Mining)	86,749	1,568,746
	BHP Billiton, Ltd. (Metals & Mining)	35,024	707,617
	BlueScope Steel, Ltd. (Metals & Mining)	253,354	2,153,931
	Collins Foods, Ltd. (Hotels, Restaurants & Leisure)	40,931	186,873
	Commonwealth Bank of Australia (Banks)	30,981	1,918,683
	Computershare, Ltd. (IT Services)	101,884	995,995
	Costa Group Holdings, Ltd. (Food Products)	84,891	211,171
	Credit Corp. Group, Ltd. (Consumer Finance)	19,712	261,917
	CSL, Ltd. (Biotechnology)	18,759	1,597,673
	CSR, Ltd. (Construction Materials)	911,602	3,048,894
	Downer EDI, Ltd. (Commercial Services & Supplies)	669,619	3,148,603
	Fortescue Metals Group, Ltd. (Metals & Mining)	579,527	2,927,159
	Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance) (a)	1,207,179	3,048,698
	GWA Group, Ltd. (Building Products)	512,526	1,018,394
	Harvey Norman Holdings, Ltd. (Multiline Retail)	316,292	1,199,380
	JB Hi-Fi, Ltd. (Specialty Retail)	80,064	1,678,923
	Macquarie Group, Ltd. (Capital Markets)	68,531	4,396,994
	Mineral Resources, Ltd. (Metals & Mining)	316,257	2,947,749
	Monadelphous Group, Ltd. (Construction & Engineering)	107,151	844,326
	Monash IVF Group, Ltd. (Biotechnology)	14,555	18,324
	OZ Minerals, Ltd. (Metals & Mining)	150,090	1,022,178
	Regis Resources, Ltd. (Metals & Mining)	239,611	577,873
	Sandfire Resources NL (Metals & Mining)	108,115	539,523
	Select Harvests, Ltd. (Food Products)	11,361	48,164
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	308,708	1,711,448
	Seven West Media, Ltd. (Media)	1,568,276	963,399
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	870,558	795,579
	South32, Ltd. (Metals & Mining)	1,219,644	2,543,690
	Southern Cross Media Group, Ltd. (Media)	673,088	750,391
	Suncorp Group, Ltd. (Insurance)	365,226	3,609,147
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	576,098	2,184,564
	Wesfarmers, Ltd. (Food & Staples Retailing)	158,480	4,838,901
	Westpac Banking Corp. (Banks)	12,056	289,933
	Whitehaven Coal, Ltd. (Oil, Gas & Consumable Fuels) (b)	1,440,953	3,103,606
	WorleyParsons, Ltd. (Energy Equipment & Services) (b)	300,983	2,257,547
			61,013,980
	Austria 1.2%
	Erste Group Bank A.G. (Banks) (b)	83,138	2,525,493
	Lenzing A.G. (Chemicals)	19,081	2,726,137
	RHI A.G. (Construction Materials)	35,586	875,672
	Wienerberger A.G. (Construction Materials)	13,565	261,531
			6,388,833
	Belgium 0.4%
	AGFA-Gevaert N.V. (Health Care Technology) (b)	81,672	322,066
	Anheuser-Busch InBev S.A./N.V. (Beverages)	2,236	232,083
	Bekaert S.A. (Metals & Mining)	8,810	381,367
	D'ieteren S.A. / N.V. (Distributors)	30,039	1,355,615
			2,291,131
	Canada 0.5%
	Entertainment One, Ltd. (Media)	827,259	2,400,875

	China 0.1%
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,229,400	702,215

	Denmark 3.4%
	A.P. Moeller - Maersk A/S
	Class A (Marine)	491	782,640
	Class B (Marine)	2,427	4,048,259
	Dfds A/S (Marine)	21,526	1,051,855
	GN Store Nord A/S (Health Care Equipment & Supplies)	3,254	72,606
	Novo Nordisk A/S Class B (Pharmaceuticals)	134,896	4,844,816
	Pandora A/S (Textiles, Apparel & Luxury Goods)	32,796	4,292,053
	Vestas Wind Systems A/S (Electrical Equipment)	34,507	2,412,527
			17,504,756
	Finland 1.3%
	Cramo OYJ (Trading Companies & Distributors)	12,394	308,393
	Metso OYJ (Machinery)	1,590	48,849
	Orion OYJ Class B (Pharmaceuticals)	23,938	1,114,267
	Sanoma OYJ (Media)	109,812	998,124
	UPM-Kymmene OYJ (Paper & Forest Products)	162,834	3,691,364
	Valmet OYJ (Machinery)	13,543	213,886
	YIT OYJ (Construction & Engineering)	14,582	115,698
			6,490,581
	France 10.6%
	Atos S.E. (IT Services)	19,815	2,106,729
	AXA S.A. (Insurance)	220,614	5,410,831
¤	BNP Paribas S.A. (Banks)	97,984	6,259,688
	Capgemini S.A. (IT Services)	2,256	183,552
	Casino Guichard Perrachon S.A. (Food & Staples Retailing)	48,647	2,620,470
	Christian Dior S.E. (Textiles, Apparel & Luxury Goods) (c)	7,405	1,588,747
	CNP Assurances (Insurance)	57,204	1,073,553
	Compagnie Generale des Etablissements Michelin (Auto Components)	12,371	1,327,169
	Credit Agricole S.A. (Banks)	241,894	3,202,692
	Eramet (Metals & Mining) (b)	11,388	654,006
	Eurazeo S.A. (Diversified Financial Services)	2,631	161,833
	Eutelsat Communications S.A. (Media)	114,883	1,956,355
	Faurecia (Auto Components)	1,879	81,490
	IPSOS (Media)	37,476	1,240,563
	L'Oreal S.A. (Personal Products)	1,702	309,311
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	9,019	1,816,739
	Neopost S.A. (Technology Hardware, Storage & Peripherals)	59,500	1,964,803
	Peugeot S.A. (Automobiles) (b)	219,291	4,071,663
	Rallye S.A. (Food & Staples Retailing)	6,171	136,896
	Renault S.A. (Automobiles)	24,573	2,211,784
¤	Sanofi (Pharmaceuticals)	91,516	7,358,979
	Societe Generale S.A. (Banks)	102,662	5,015,322
	Total S.A. (Oil, Gas & Consumable Fuels)	39,534	1,991,306
	Valeo S.A. (Auto Components)	28,238	1,722,894
			54,467,375
	Georgia 0.2%
	BGEO Group PLC (Banks)	31,318	1,166,181

	Germany 9.9%
	adidas A.G. (Textiles, Apparel & Luxury Goods)	5,681	893,219
	Allianz S.E. Registered (Insurance)	30,517	5,165,477
	BASF S.E. (Chemicals)	7,112	684,210
¤	Bayer A.G. Registered (Pharmaceuticals)	66,826	7,379,784
	Cewe Stiftung & Co KGAA (Commercial Services & Supplies)	8,134	660,656
	Covestro A.G. (Chemicals) (d)	55,095	4,132,921
	Daimler A.G. Registered Shares (Automobiles)	7,773	581,913
	Deutsche Lufthansa A.G. Registered (Airlines)	276,607	3,683,196
	Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (d)	168,788	1,714,746
	Deutsche Post A.G. Registered (Air Freight & Logistics) (c)	7,093	237,019
	Deutz A.G. (Machinery)	35,912	237,913
	Diebold Nixdorf A.G. (Technology Hardware, Storage & Peripherals)	10,857	772,708
	E.ON S.E. (Multi-Utilities)	81,537	625,200
	Evonik Industries A.G. (Chemicals)	51,629	1,670,890
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services)	2,966	233,507
	Grammer A.G. (Auto Components)	48,354	2,720,567
	Henkel A.G. & Co. KGaA (Household Products)	1,257	132,219
	HOCHTIEF A.G. (Construction & Engineering)	23,222	3,295,208
	Koenig & Bauer A.G. (Machinery) (b)	22,180	1,176,814
	METRO A.G. (Food & Staples Retailing)	112,851	3,850,813
	SAP S.E. (Software)	5,552	507,220
¤	Siemens A.G. Registered (Industrial Conglomerates)	60,167	7,550,468
	Siltronic A.G. (Semiconductors & Semiconductor Equipment) (b)	49,737	2,658,782
	Volkswagen A.G. (Automobiles)	1,935	308,416
			50,873,866
	Hong Kong 4.0%
	BOC Hong Kong Holdings, Ltd. (Banks)	236,500	951,011
	BW Offshore, Ltd. (Energy Equipment & Services) (b)	229,839	668,781
	Cheung Kong Property Holding, Ltd. (Real Estate Management & Development)	153,000	1,013,572
	Global Brands Group Holding, Ltd. (Textiles, Apparel & Luxury Goods) (b)	968,000	122,265
	Hang Lung Properties, Ltd. (Real Estate Management & Development)	69,000	170,746
	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	100	555
	Hongkong Land Holdings, Ltd. (Real Estate Management & Development)	3,200	21,600
	Link REIT (Real Estate Investment Trusts)	128,500	880,250
	Luk Fook Holdings International, Ltd. (Specialty Retail)	29,000	85,405
	Man Wah Holdings, Ltd. (Household Durables)	265,600	170,474
	NWS Holdings, Ltd. (Industrial Conglomerates)	502,000	904,504
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	221,200	983,567
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	232,000	3,211,383
	Swire Properties, Ltd. (Real Estate Management & Development)	33,200	93,709
	Truly International Holdings, Ltd. (Electronic Equipment, Instruments & Components) (a)	6,300,000	2,582,067
	United Laboratories International Holdings, Ltd. (The) (Pharmaceuticals) (b)	1,812,000	1,132,661
	WH Group, Ltd. (Food Products) (d)	2,896,500	2,210,014
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	65,000	490,501
	Wheelock & Co., Ltd. (Real Estate Management & Development)	43,000	262,415
	Xinyi Glass Holdings, Ltd. (Auto Components) (b)	1,350,000	1,219,696
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	985,500	3,607,238
			20,782,414
	Israel 1.9%
	Bank Hapoalim B.M. (Banks)	594,945	3,590,614
	Check Point Software Technologies, Ltd. (Software) (b)	19,400	1,916,138
	Delek Automotive Systems, Ltd. (Specialty Retail)	42,728	392,192
	El Al Israel Airlines (Airlines)	2,534,421	1,653,285
	Israel Corp., Ltd. (The) (Chemicals) (b)	11,869	2,229,246
			9,781,475
	Italy 4.9%
	ACEA S.p.A. (Multi-Utilities)	53,067	649,048
	Assicurazioni Generali S.p.A. (Insurance)	60,677	965,482
	Astaldi S.p.A. (Construction & Engineering)	154,623	1,004,831
	Banca IFIS S.p.A. (Diversified Financial Services)	611	16,555
	El.En. S.p.A. (Health Care Equipment & Supplies)	22,194	537,627
	Enel S.p.A. (Electric Utilities)	1,124,347	4,689,862
	Esprinet S.p.A. (Electronic Equipment, Instruments & Components)	30,276	223,878
	Iren S.p.A. (Multi-Utilities)	62,136	100,882
	Maire Tecnimont S.p.A. (Construction & Engineering)	504,436	1,415,800
	Mediobanca S.p.A. (Banks)	425,229	3,651,620
	Poste Italiane S.p.A. (Insurance) (d)	218,585	1,372,122
	Prysmian S.p.A. (Electrical Equipment)	9,528	247,469
	Saras S.p.A. (Oil, Gas & Consumable Fuels)	1,744,800	2,691,537
	Telecom Italia S.p.A. - RSP (Diversified Telecommunication Services) (b)	5,107,052	3,646,890
	UniCredit S.p.A. (Banks) (a)	30,675	833,140
	Unipol Gruppo Finanziario S.p.A. (Insurance)	796,646	2,937,689
			24,984,432
	Japan 34.3%
	Adastria Co., Ltd. (Specialty Retail)	66,700	1,789,930
	AEON Financial Service Co., Ltd. (Consumer Finance)	75,000	1,343,105
	Astellas Pharma, Inc. (Pharmaceuticals)	291,800	3,911,428
	BML, Inc. (Health Care Providers & Services)	10,400	250,536
	Cawachi, Ltd. (Food & Staples Retailing)	34,600	890,511
	Daicel Corp. (Chemicals)	62,000	687,486
	Daiho Corp. (Construction & Engineering)	382,000	1,766,044
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	2,600	363,599
	DCM Holdings Co., Ltd. (Specialty Retail)	120,500	1,081,096
	DENSO Corp. (Auto Components)	8,200	355,931
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	163,400	263,667
	East Japan Railway Co. (Road & Rail)	15,700	1,422,469
	FCC Co., Ltd. (Auto Components)	16,500	299,283
	Ferrotec Corp. (Semiconductors & Semiconductor Equipment)	10,700	153,900
	Foster Electric Co., Ltd. (Household Durables)	143,000	2,242,963
	Fujitsu, Ltd. (IT Services)	674,000	3,931,418
	Fukuda Corp. (Construction & Engineering)	17,000	166,823
	Fukuoka Financial Group, Inc. (Banks)	799,000	3,538,216
	G-Tekt Corp. (Auto Components)	21,500	404,065
	Geo Holdings Corp. (Specialty Retail)	10,100	116,735
	Hazama Ando Corp. (Construction & Engineering)	435,200	3,037,265
	Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	113,000	648,116
	Honda Motor Co., Ltd. (Automobiles)	183,400	5,501,513
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels)	25,500	789,323
	Iida Group Holdings Co., Ltd. (Household Durables)	192,700	3,609,605
	Inpex Corp. (Oil, Gas & Consumable Fuels)	394,400	3,879,029
	ITOCHU Corp. (Trading Companies & Distributors)	177,200	2,441,973
	Jaccs Co., Ltd. (Consumer Finance)	390,000	1,765,034
	Japan Aviation Electronics Industry, Ltd. (Electronic Equipment, Instruments & Components)	62,000	758,870
	Japan Display, Inc. (Electronic Equipment, Instruments & Components) (a)(b)	1,094,600	2,976,195
	JFE Holdings, Inc. (Metals & Mining)	164,900	2,894,622
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	114,400	2,983,863
	Kasai Kogyo Co., Ltd. (Auto Components)	24,000	277,602
	Keihin Corp. (Auto Components)	26,600	470,936
	Konami Holdings Corp. (Software)	91,000	3,642,901
	Marubeni Corp. (Trading Companies & Distributors)	555,600	3,383,496
	Maruwa Co., Ltd. (Electronic Equipment, Instruments & Components)	16,900	556,049
	Marvelous, Inc. (Software) (a)	24,000	179,825
	Mazda Motor Corp. (Automobiles)	246,200	3,637,070
	MCJ Co., Ltd. (Technology Hardware, Storage & Peripherals)	155,600	1,594,449
	MegaChips Corp. (Semiconductors & Semiconductor Equipment)	21,800	530,954
	Meidensha Corp. (Machinery)	189,000	644,451
	Menicon Co., Ltd. (Health Care Equipment & Supplies)	9,900	294,606
	Miraca Holdings, Inc. (Health Care Providers & Services)	29,400	1,343,583
	Mitsuba Corp. (Auto Components)	21,300	370,689
	Mitsubishi Chemical Holdings Corp. (Chemicals)	589,400	4,122,303
	Mitsubishi Corp. (Trading Companies & Distributors)	142,100	3,208,608
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	76,000	1,455,584
	Mitsubishi UFJ Financial Group, Inc. (Banks)	901,800	5,837,620
	Mitsui Chemicals, Inc. (Chemicals)	810,000	3,816,491
	Mitsui Engineering & Shipbuilding Co., Ltd. (Machinery)	410,000	664,512
	Mixi, Inc. (Internet Software & Services)	91,500	3,966,810
	Mizuho Financial Group, Inc. (Banks)	1,461,900	2,722,855
	Modec, Inc. (Energy Equipment & Services)	78,100	1,305,240
	Morinaga Milk Industry Co., Ltd. (Food Products)	208,000	1,431,370
	MS&AD Insurance Group Holdings, Inc. (Insurance)	39,500	1,327,628
	Namura Shipbuilding Co., Ltd. (Machinery)	244,500	1,632,743
	Nexon Co., Ltd. (Software)	168,100	2,563,707
	Nichiha Corp. (Building Products)	18,200	466,807
	Nikkiso Co., Ltd. (Health Care Equipment & Supplies)	23,500	218,121
	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	108	225,737
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	109,700	4,837,448
	Nishi-Nippon Financial Holdings, Inc. (Banks) (b)	50,300	528,794
	Nissan Motor Co., Ltd. (Automobiles)	212,600	2,106,983
	Nojima Corp. (Specialty Retail)	90,100	991,890
	Nomura Holdings, Inc. (Capital Markets)	736,600	4,589,479
	NTT Data Corp. (IT Services)	8,500	429,103
	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	206,100	4,940,303
	Obayashi Corp. (Construction & Engineering)	121,100	1,154,048
	Osaki Electric Co., Ltd. (Electronic Equipment, Instruments & Components)	134,000	1,414,649
	Otsuka Holdings Co., Ltd. (Pharmaceuticals)	95,300	4,388,138
	Paramount Bed Holdings Co., Ltd. (Health Care Equipment & Supplies)	10,000	402,090
	Penta-Ocean Construction Co., Ltd. (Construction & Engineering)	431,600	2,110,028
	Press Kogyo Co., Ltd. (Auto Components)	142,400	646,986
	Rengo Co., Ltd. (Containers & Packaging)	83,700	510,755
	Resona Holdings, Inc. (Banks)	140,000	760,322
	Rohm Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,500	96,183
	Round One Corp. (Hotels, Restaurants & Leisure)	348,700	2,510,788
	Ryobi, Ltd. (Machinery)	38,000	173,660
	Sanken Electric Co., Ltd. (Semiconductors & Semiconductor Equipment) (b)	129,000	607,812
	Shinko Electric Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	34,300	260,949
	Showa Corp. (Auto Components)	26,000	178,921
	Showa Denko K.K. (Chemicals)	129,000	2,121,628
	Sogo Medical Co., Ltd. (Food & Staples Retailing)	2,600	95,217
	Stella Chemifa Corp. (Chemicals)	13,900	422,257
	Sumitomo Corp. (Trading Companies & Distributors)	335,000	4,201,222
	Sumitomo Forestry Co., Ltd. (Household Durables)	58,700	806,339
	Sumitomo Mitsui Financial Group, Inc. (Banks)	61,200	2,412,552
	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	69,000	2,586,201
	Suzuki Motor Corp. (Automobiles)	73,400	2,840,179
	Tachi-S Co., Ltd. (Auto Components)	27,000	446,214
	Taihei Dengyo Kaisha, Ltd. (Construction & Engineering)	60,000	574,971
	Taiyo Nippon Sanso Corp. (Chemicals)	64,400	762,009
	Takeuchi Manufacturing Co., Ltd. (Machinery)	95,800	2,051,584
	TDK Corp. (Electronic Equipment, Instruments & Components)	12,900	928,855
	Toa Corp. (Construction & Engineering)	48,500	769,316
	Tochigi Bank, Ltd. (The) (Banks)	58,700	298,933
	Tokio Marine Holdings, Inc. (Insurance)	59,800	2,505,658
	Tokyo Tatemono Co., Ltd. (Real Estate Management & Development)	3,200	42,455
	Tokyo TY Financial Group, Inc. (Banks)	57,000	1,983,970
	TOMONY Holdings, Inc. (Banks)	23,900	127,639
	Topy Industries, Ltd. (Metals & Mining)	10,000	279,869
	Toyota Motor Corp. (Automobiles)	57,900	3,376,261
	Tsukui Corp. (Health Care Providers & Services)	138,600	935,375
	UACJ Corp. (Metals & Mining)	182,000	572,226
	Unipres Corp. (Auto Components)	40,100	845,257
	Yamazaki Baking Co., Ltd. (Food Products)	65,400	1,314,835
	Yurtec Corp. (Construction & Engineering)	191,000	1,393,889
			176,491,600
	Luxembourg 0.1%
	ArcelorMittal (Metals & Mining) (b)	51,951	403,167

	Netherlands 7.9%
	Advanced Metallurgical Group N.V. (Metals & Mining)	589	10,898
	Aegon N.V. (Insurance)	724,745	3,921,199
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	85,115	3,070,684
	EXOR N.V. (Diversified Financial Services)	84,492	3,845,375
	ING Groep N.V. (Banks)	405,555	5,800,804
	NN Group N.V. (Insurance)	116,088	4,101,624
	PostNL N.V. (Air Freight & Logistics) (b)	246,434	1,078,467
	Randstad Holding N.V. (Professional Services)	61,365	3,563,901
	Royal Dutch Shell PLC
	Class A (Oil, Gas & Consumable Fuels)	169,692	4,584,320
	Class B (Oil, Gas & Consumable Fuels)	199,255	5,606,070
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	384,724	5,063,895
	Wolters Kluwer N.V. (Professional Services)	4,237	161,708
			40,808,945
	New Zealand 0.0%‡
	Spark New Zealand, Ltd. (Diversified Telecommunication Services)	1	3

	Norway 2.5%
	Austevoll Seafood ASA (Food Products)	213,966	1,978,032
	Borregaard ASA (Chemicals)	20,173	221,955
	Grieg Seafood ASA (Food Products)	194,396	1,628,599
	Leroy Seafood Group ASA (Food Products)	4,992	277,863
	Marine Harvest ASA (Food Products) (b)	191,115	3,378,322
	Norway Royal Salmon ASA (Food Products)	46,024	1,026,717
	Salmar ASA (Food Products)	83,188	2,353,012
	SpareBank 1 SR-Bank ASA (Banks)	76,903	571,082
	Telenor ASA (Diversified Telecommunication Services)	72,598	1,149,520
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	16,675	399,284
			12,984,386
	Portugal 0.4%
	EDP - Energias de Portugal S.A. (Electric Utilities)	698,950	2,028,140

	Singapore 1.6%
	CapitaLand, Ltd. (Real Estate Management & Development)	295,100	688,884
	China Aviation Oil Singapore Corp., Ltd. (Oil, Gas & Consumable Fuels)	985,000	1,058,839
	Golden Agri-Resources, Ltd. (Food Products)	4,451,000	1,342,232
	IGG, Inc. (Software)	2,243,000	1,682,489
	Jardine Cycle & Carriage, Ltd. (Distributors)	69,800	2,047,916
	Wilmar International, Ltd. (Food Products)	451,900	1,244,100
			8,064,460
	Spain 3.9%
	ACS Actividades de Construccion y Servicios S.A. (Construction & Engineering)	25,711	790,463
	Amadeus IT Group S.A. (IT Services) (a)	22,777	1,051,004
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	87,813	594,833
¤	Banco Santander S.A. (Banks)	1,249,504	6,945,173
	Endesa S.A. (Electric Utilities)	33,523	689,202
	Iberdrola S.A. (Electric Utilities)	85,865	540,761
	Repsol S.A. (Oil, Gas & Consumable Fuels)	288,407	4,252,840
	Telefonica S.A. (Diversified Telecommunication Services)	540,163	5,204,220
			20,068,496
	Sweden 3.3%
	Atlas Copco AB Class B (Machinery)	51,593	1,495,808
	Boliden AB (Metals & Mining)	90,109	2,627,935
	Bure Equity AB (Capital Markets)	7,500	84,671
	Electrolux AB Series B (Household Durables)	150,581	4,002,479
	Granges AB (Metals & Mining)	128,750	1,427,759
	Intrum Justitia AB (Commercial Services & Supplies)	67,431	2,271,058
	Investor AB Class B (Diversified Financial Services)	4,426	176,542
	Mycronic AB (Electronic Equipment, Instruments & Components)	180,715	2,060,834
	Nobina AB (Road & Rail) (d)	2,431	15,008
	Nordea Bank AB (Banks)	198,882	2,403,291
	SAS AB (Airlines) (a)(b)	184,692	298,772
			16,864,157
	Switzerland 9.6%
	ABB, Ltd. Registered (Electrical Equipment) (b)	229,403	5,431,673
	Actelion, Ltd. Registered (Biotechnology) (b)	13,153	3,416,018
	Adecco Group A.G. Registered (Professional Services)	24,876	1,769,764
	Autoneum Holding A.G. (Auto Components)	554	144,441
	BKW A.G. (Electric Utilities)	2,418	122,055
	Bobst Group S.A. Registered (Machinery)	1,132	82,593
	Coca-Cola HBC A.G. (Beverages) (b)	58,152	1,325,572
	Glencore PLC (Metals & Mining) (b)	709,851	2,915,173
	Logitech International S.A. Registered (Technology Hardware, Storage & Peripherals)	82,551	2,356,693
	Lonza Group A.G. Registered (Life Sciences Tools & Services) (b)	405	74,038
¤	Nestle S.A. Registered (Food Products)	135,690	9,913,988
¤	Novartis A.G. Registered (Pharmaceuticals)	138,191	10,117,668
	Oriflame Holding A.G. (Personal Products) (b)	65,222	1,977,441
	Roche Holding A.G. (Pharmaceuticals)	21,755	5,122,445
	Swiss Re A.G. (Insurance)	1,801	167,624
	Wizz Air Holdings PLC (Airlines) (b)(d)	6,968	156,118
	Wolseley PLC (Trading Companies & Distributors)	6,700	413,591
	Zurich Insurance Group A.G. (Insurance) (b)	13,491	3,865,089
			49,371,984
	United Kingdom 15.6%
	3i Group PLC (Capital Markets)	425,800	3,749,593
	Acacia Mining PLC (Metals & Mining)	387,067	2,096,234
	Aldermore Group PLC (Banks) (b)	625,999	1,724,639
	Anglo American PLC (Metals & Mining) (b)	268,595	4,588,578
	AstraZeneca PLC (Pharmaceuticals)	1	53
	Barratt Developments PLC (Household Durables)	241,235	1,449,693
¤	BP PLC (Oil, Gas & Consumable Fuels)	1,276,139	7,591,049
¤	British American Tobacco PLC (Tobacco)	123,522	7,613,362
	Centamin PLC (Metals & Mining)	26,600	52,470
	Debenhams PLC (Multiline Retail)	2,166,826	1,432,442
	Electrocomponents PLC (Electronic Equipment, Instruments & Components)	366,137	2,232,989
	EnQuest PLC (Oil, Gas & Consumable Fuels) (a)(b)	687,649	389,278
	Evraz PLC (Metals & Mining) (b)	79,265	222,365
	Fenner PLC (Machinery)	146,409	579,714
	Ferrexpo PLC (Metals & Mining) (b)	1,266,202	2,421,179
	Galliford Try PLC (Construction & Engineering)	29,052	493,024
¤	GlaxoSmithKline PLC (Pharmaceuticals)	385,302	7,406,363
	HSBC Holdings PLC (Banks)	450,243	3,831,166
	Ibstock PLC (Construction Materials) (d)	210,628	494,964
	Imperial Brands PLC (Tobacco)	112,199	5,185,008
	Indivior PLC (Pharmaceuticals)	821,863	3,055,184
	JD Sports Fashion PLC (Specialty Retail)	27,855	121,699
	Kingfisher PLC (Specialty Retail)	880,015	3,721,930
	Micro Focus International PLC (Software)	55,744	1,504,201
	Morgan Advanced Materials PLC (Machinery)	27,454	104,026
	Old Mutual PLC (Insurance)	320,537	837,520
	OneSavings Bank PLC (Thrifts & Mortgage Finance)	250,278	1,066,395
	Paragon Group of Cos. PLC (The) (Thrifts & Mortgage Finance)	70,073	355,957
	Persimmon PLC (Household Durables)	35,911	871,445
	Petrofac, Ltd. (Energy Equipment & Services)	37,287	430,137
	Polypipe Group PLC (Building Products)	169,413	720,350
	Rio Tinto PLC (Metals & Mining)	25,292	1,110,743
	Royal Mail PLC (Air Freight & Logistics)	53,434	276,677
	Shawbrook Group PLC (Banks) (b)(d)	253,165	796,203
	Subsea 7 S.A. (Energy Equipment & Services) (b)	105,543	1,434,445
	TP ICAP PLC (Capital Markets)	119,570	698,997
	Unilever N.V., CVA (Personal Products)	799	32,254
	Unilever PLC (Personal Products)	25,641	1,041,074
	Vedanta Resources PLC (Metals & Mining)	23,578	310,255
	Vesuvius PLC (Machinery)	144,318	857,288
	Virgin Money Holdings UK PLC (Banks)	501,474	1,965,110
	Vodafone Group PLC (Wireless Telecommunication Services)	764,464	1,869,055
	William Hill PLC (Hotels, Restaurants & Leisure)	186,146	606,270
	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	380,042	1,128,777
	WPP PLC (Media)	63,326	1,469,005
			79,939,160
	United States 1.7%
	Carnival PLC (Hotels, Restaurants & Leisure)	65,226	3,477,459
	Shire PLC (Biotechnology)	50,478	2,781,039
	Sims Metal Management, Ltd. (Metals & Mining)	260,144	2,207,712
			8,466,210
	Total Common Stocks (Cost $634,501,159)		674,338,822

	Preferred Stock 0.3%
	Germany 0.3%
	Volkswagen A.G. 0.17% (Automobiles)	10,090	1,567,381
	Total Preferred Stock (Cost $1,358,451)		1,567,381

		Number of Rights
	Rights 0.0%‡
	Spain 0.0%‡
	ACS Actividades de Construccion y Servicios S.A. (Construction & Engineering) (b)	25,711	11,546
	Total Rights (Cost $12,197)		11,546

		Principal Amount
	Short-Term Investment 0.4%
	Repurchase Agreement 0.4%
	United States 0.4%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $1,778,690 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $1,815,000 and a Market Value of $1,815,998) (Capital Markets)	$1,778,688	1,778,688
	Total Short-Term Investment (Cost $1,778,688)		1,778,688
	Total Investments, Before Investments Sold Short (Cost $637,650,495) (h)	131.9%	677,696,437

		Shares
	Investments Sold Short (31.9%)
	Common Stocks Sold Short (31.5%)
	Australia (4.6%)
	Aconex, Ltd. (Internet Software & Services) (b)	(493,829)	(1,131,051)
	Ardent Leisure Group (Hotels, Restaurants & Leisure)	(1,101,267)	(1,753,922)
	Australian Agricultural Co., Ltd. (Food Products) (b)	(1,093,214)	(1,214,622)
	Bega Cheese, Ltd. (Food Products)	(182,796)	(711,185)
	Blackmores, Ltd. (Personal Products)	(1,925)	(168,621)
	Evolution Mining, Ltd. (Metals & Mining)	(439,098)	(709,316)
	Fairfax Media, Ltd. (Media)	(1,072,462)	(691,352)
	Greencross, Ltd. (Specialty Retail)	(346,832)	(1,733,417)
	IPH, Ltd. (Professional Services)	(269,508)	(1,005,623)
	iSentia Group, Ltd. (Internet Software & Services)	(181,715)	(361,069)
	Jacana Minerals, Ltd. (Metals & Mining) (b)(e)(f)	(26,409)	(2)
	Liquefied Natural Gas, Ltd. (Oil, Gas & Consumable Fuels) (b)	(516,140)	(334,682)
	Mantra Group, Ltd. (Hotels, Restaurants & Leisure)	(90,746)	(186,507)
	Mayne Pharma Group, Ltd. (Pharmaceuticals) (b)	(1,175,206)	(1,123,008)
	McMillan Shakespeare, Ltd. (Professional Services)	(2,648)	(21,046)
	Nine Entertainment Co. Holdings, Ltd. (Media)	(1,225,543)	(924,805)
	Northern Star Resources, Ltd. (Metals & Mining)	(40,791)	(117,866)
	OFX Group, Ltd. (Diversified Financial Services)	(232,437)	(294,388)
	Orocobre, Ltd. (Metals & Mining) (b)	(504,684)	(1,615,215)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)	(3,372,145)	(319,679)
	Pilbara Minerals, Ltd. (Metals & Mining) (b)	(606,349)	(246,023)
	Qube Holdings, Ltd. (Transportation Infrastructure)	(532)	(928)
	Resolute Mining, Ltd. (Metals & Mining)	(308,310)	(340,212)
	Saracen Mineral Holdings, Ltd. (Metals & Mining) (b)	(1,824,558)	(1,466,770)
	Sirtex Medical, Ltd. (Biotechnology) (e)	(92,463)	(1,008,383)
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	(2,802,236)	(1,997,703)
	St Barbara, Ltd. (Metals & Mining) (b)	(560,603)	(986,375)
	Syrah Resources, Ltd. (Metals & Mining) (b)	(853,952)	(1,994,723)
	Tassal Group, Ltd. (Food Products)	(286,523)	(1,003,922)
	Virgin Australia Holdings, Ltd. (Airlines) (b)	(854,496)	(142,571)
	Virgin Australia International Holdings Pty, Ltd. (Airlines) (b)(e)(f)	(444,108)	(3,368)
	Westgold Resources, Ltd. (Metals & Mining) (b)	(28,204)	(42,459)
			(23,650,813)
	Austria (0.8%)
	ams A.G. (Semiconductors & Semiconductor Equipment)	(5,140)	(176,346)
	Do & Co. A.G. (Hotels, Restaurants & Leisure)	(8,424)	(527,435)
	S&T A.G. (Technology Hardware, Storage & Peripherals)	(26,497)	(243,130)
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(25,010)	(1,884,210)
	Zumtobel Group A.G. (Electrical Equipment)	(73,923)	(1,240,090)
			(4,071,211)
	Belgium (1.1%)
	Ablynx N.V. (Biotechnology) (b)	(75,437)	(967,846)
	Ackermans & van Haaren N.V. (Diversified Financial Services)	(2,521)	(343,171)
	Cie d'Entreprises CFE (Construction & Engineering)	(3,230)	(355,478)
	Fagron (Health Care Providers & Services) (b)	(181,822)	(1,766,491)
	Ion Beam Applications (Health Care Equipment & Supplies)	(3,189)	(135,377)
	Nyrstar N.V. (Metals & Mining) (b)	(255,311)	(2,156,358)
			(5,724,721)
	China (0.1%)
	Boshiwa International Holding, Ltd. (Specialty Retail) (b)(e)(f)	(86,000)	(1,862)
	China Healthwise Holdings, Ltd. (Leisure Products) (b)	(6,464,000)	(172,453)
	China Shanshui Cement Group, Ltd. (Construction Materials) (b)(e)(f)	(932,000)	(188,589)
			(362,904)
	Denmark (0.4%)
	Alk-Abello A/S (Pharmaceuticals)	(3,123)	(460,168)
	Ambu A/S Class B (Health Care Equipment & Supplies)	(16,644)	(711,576)
	FLSmidth & Co. A/S (Construction & Engineering)	(7,935)	(368,387)
	SimCorp A/S (Software)	(8,811)	(451,010)
	Zealand Pharma A/S (Biotechnology) (b)	(6,432)	(108,780)
			(2,099,921)
	Finland (0.1%)
	Caverion Corp. (Commercial Services & Supplies)	(18,153)	(145,600)
	Outotec OYJ (Metals & Mining) (b)	(24,684)	(140,293)
			(285,893)
	France (1.2%)
	Europcar Groupe S.A. (Road & Rail) (b)(d)	(181,254)	(1,917,504)
	Genfit (Life Sciences Tools & Services) (b)	(75,754)	(1,669,875)
	Marie Brizard Wine & Spirits S.A. (Beverages) (b)	(9,813)	(177,117)
	Television Francaise 1 (Media)	(168,450)	(1,852,967)
	Vallourec S.A. (Energy Equipment & Services) (b)	(75,488)	(535,547)
			(6,153,010)
	Germany (1.4%)
	Capital Stage A.G. (Independent Power & Renewable Electricity Producers)	(12,701)	(83,224)
	CTS EVENTIM A.G. & Co. KGaA (Media)	(3,373)	(116,899)
	ElringKlinger A.G. (Auto Components)	(27,096)	(479,556)
	Fielmann A.G. (Specialty Retail)	(27,037)	(1,886,611)
	Hypoport A.G. (Diversified Financial Services) (b)	(11,830)	(1,083,065)
	KUKA A.G. (Machinery)	(1,022)	(97,450)
	Manz A.G. (Semiconductors & Semiconductor Equipment) (b)	(147)	(6,180)
	MorphoSys A.G. (Life Sciences Tools & Services) (b)	(39,119)	(2,024,878)
	SLM Solutions Group A.G. (Machinery) (b)	(8,479)	(324,934)
	Vossloh A.G. (Machinery) (b)	(8,552)	(550,497)
	zooplus A.G. (Internet & Catalog Retail) (b)	(4,541)	(645,350)
			(7,298,644)
	Hong Kong (0.9%)
	Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (b)(e)(f)	(1,608,000)	(7,979)
	China Financial International Investments, Ltd. (Capital Markets) (b)	(1,040,000)	(54,286)
	China Goldjoy Group, Ltd. (Technology Hardware, Storage & Peripherals)	(1,424,000)	(137,648)
	Esprit Holdings, Ltd. (Specialty Retail) (b)	(2,481,481)	(1,941,331)
	Good Resources Holdings, Ltd. (Diversified Financial Services) (b)	(2,980,000)	(161,311)
	HKBN, Ltd. (Diversified Telecommunication Services)	(985,500)	(1,201,566)
	International Business Settlement Holdings, Ltd. (Professional Services) (b)	(15,000)	(2,997)
	Realord Group Holdings, Ltd. (Commercial Services & Supplies) (b)	(526,000)	(346,423)
	Regina Miracle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (d)	(577,000)	(455,865)
	Vitasoy International Holdings, Ltd. (Food Products)	(50,000)	(97,436)
			(4,406,842)
	Ireland (0.2%)
	Cairn Homes PLC (Household Durables) (b)	(675,475)	(924,230)

	Italy (2.7%)
	Banca Carige S.p.A. (Banks) (b)	(3,057,325)	(1,231,702)
	Banca Generali S.p.A. (Capital Markets)	(78,320)	(1,994,450)
	Banca Monte dei Paschi di Siena S.p.A. (Banks) (b)(e)(f)	(4,515)	(73,499)
	Banca Popolare di Sondrio SCPA (Banks)	(114,554)	(405,361)
	Banco BPM S.p.A. (Banks)	(371,117)	(1,053,633)
	BPER Banca (Banks)	(2,746)	(15,533)
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(71,062)	(1,604,803)
	Cairo Communication S.p.A. (Media)	(330,852)	(1,278,614)
	Cerved Information Solutions S.p.A. (Diversified Financial Services)	(86,900)	(708,724)
	Credito Valtellinese S.C. (Banks)	(1,566,763)	(820,290)
	Ei Towers S.p.A. (Diversified Telecommunication Services) (b)	(27,729)	(1,534,089)
	PRADA S.p.A. (Textiles, Apparel & Luxury Goods)	(155,800)	(648,589)
	Rizzoli Corriere Della Sera Mediagroup S.p.A. (Media) (b)	(878,192)	(757,458)
	Yoox Net-A-Porter Group S.p.A. (Internet & Catalog Retail) (b)	(72,852)	(1,819,029)
			(13,945,774)
	Japan (9.1%)
	Ai Holdings Corp. (Electronic Equipment, Instruments & Components)	(77,500)	(1,490,833)
	Aiful Corp. (Consumer Finance) (b)	(683,800)	(2,065,147)
	Anicom Holdings, Inc. (Insurance)	(90,500)	(1,847,511)
	Ariake Japan Co., Ltd. (Food Products)	(4,700)	(248,924)
	ASKUL Corp. (Internet & Catalog Retail)	(32,100)	(1,044,792)
	Benefit One, Inc. (Professional Services)	(38,700)	(985,066)
	Dip Corp. (Internet Software & Services)	(37,500)	(766,540)
	Elecom Co., Ltd. (Technology Hardware, Storage & Peripherals)	(49,300)	(837,022)
	FreakOut Holdings, Inc. (Media) (b)	(4,700)	(125,919)
	Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(58,000)	(550,669)
	Futaba Corp. (Electrical Equipment)	(7,600)	(132,601)
	GMO Payment Gateway, Inc. (IT Services)	(27,300)	(1,358,834)
	Harmonic Drive Systems, Inc. (Machinery)	(15,900)	(479,493)
	HEALIOS KK (Biotechnology) (b)	(10,000)	(172,173)
	IDOM, Inc. (Specialty Retail)	(134,800)	(882,271)
	Infomart Corp. (Internet Software & Services)	(91,800)	(515,465)
	Istyle, Inc. (Internet Software & Services)	(113,700)	(779,415)
	Jamco Corp. (Aerospace & Defense)	(59,000)	(1,317,846)
	Japan Investment Adviser Co., Ltd. (Diversified Financial Services)	(5,800)	(189,036)
	Japan Lifeline Co., Ltd. (Health Care Providers & Services)	(84,000)	(1,569,746)
	Jin Co., Ltd. (Specialty Retail)	(1,500)	(76,123)
	Kameda Seika Co., Ltd. (Food Products)	(3,700)	(173,678)
	Kotobuki Spirits Co., Ltd. (Food Products)	(44,000)	(1,064,246)
	Kumiai Chemical Industry Co., Ltd. (Chemicals)	(49,800)	(291,540)
	Kyudenko Corp. (Construction & Engineering)	(11,600)	(314,888)
	Life Corp. (Food & Staples Retailing)	(2,400)	(69,400)
	Link and Motivation, Inc. (Professional Services)	(131,300)	(518,641)
	M&A Capital Partners Co., Ltd. (Capital Markets) (b)	(13,900)	(507,816)
	Matsuya Co., Ltd. (Multiline Retail)	(32,200)	(278,338)
	Monex Group, Inc. (Capital Markets)	(45,100)	(119,431)
	MonotaRO Co., Ltd. (Trading Companies & Distributors)	(91,700)	(2,407,216)
	Next Co., Ltd. (Media)	(289,400)	(1,955,648)
	Nihon M&A Center, Inc. (Professional Services)	(200)	(5,819)
	Obara Group, Inc. (Machinery)	(5,000)	(235,143)
	Optex Group Co., Ltd. (Electronic Equipment, Instruments & Components)	(34,600)	(807,160)
	Orient Corp. (Consumer Finance) (b)	(43,900)	(80,483)
	OSAKA Titanium Technologies Co., Ltd. (Metals & Mining) (b)	(140,700)	(2,259,225)
	Pacific Metals Co., Ltd. (Metals & Mining) (b)	(134,000)	(423,683)
	RESORTTRUST, Inc. (Hotels, Restaurants & Leisure)	(49,500)	(912,754)
	Rizap Group, Inc. (Personal Products)	(30,000)	(212,027)
	SanBio Co., Ltd. (Biotechnology) (b)	(32,600)	(353,111)
	Sanrio Co., Ltd. (Specialty Retail)	(103,100)	(2,025,293)
	Septeni Holdings Co., Ltd. (Media)	(237,700)	(768,404)
	Seria Co., Ltd. (Multiline Retail)	(10,700)	(726,853)
	SMS Co., Ltd. (Internet Software & Services)	(41,400)	(992,192)
	Sosei Group Corp. (Pharmaceuticals) (b)	(16,900)	(1,959,268)
	Star Micronics Co., Ltd. (Machinery)	(1,800)	(27,340)
	Sugi Holdings Co., Ltd. (Food & Staples Retailing)	(3,600)	(167,390)
	Tokuyama Corp. (Chemicals) (b)	(509,000)	(2,281,056)
	Tokyo Individualized Educational Institute, Inc. (Diversified Consumer Services)	(15,300)	(125,072)
	Tomy Co., Ltd. (Leisure Products)	(90,500)	(962,630)
	Topcon Corp. (Electronic Equipment, Instruments & Components)	(136,200)	(2,094,086)
	Totetsu Kogyo Co., Ltd. (Construction & Engineering)	(26,100)	(768,599)
	Towa Pharmaceutical Co., Ltd. (Pharmaceuticals)	(8,600)	(334,372)
	Unitika, Ltd. (Textiles, Apparel & Luxury Goods) (b)	(1,380,000)	(989,992)
	USHIO, Inc. (Electrical Equipment)	(19,000)	(241,475)
	Vector, Inc. (Media)	(39,200)	(412,102)
	W-Scope Corp. (Chemicals)	(46,100)	(748,803)
	Wacom Co., Ltd. (Technology Hardware, Storage & Peripherals)	(286,500)	(870,335)
			(46,920,935)
	Netherlands (1.5%)
	Flow Traders (Capital Markets) (d)	(55,856)	(1,949,990)
	GrandVision N.V. (Specialty Retail) (d)	(58,658)	(1,397,501)
	Koninklijke BAM Groep N.V. (Construction & Engineering)	(425,704)	(2,010,060)
	OCI N.V. (Chemicals) (b)	(22,477)	(423,769)
	TomTom N.V. (Household Durables) (b)	(221,273)	(2,026,046)
			(7,807,366)
	Norway (1.3%)
	Aker Solutions ASA (Energy Equipment & Services) (b)	(203,088)	(1,091,764)
	DNO ASA (Oil, Gas & Consumable Fuels) (b)	(1,912,466)	(1,996,391)
	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment) (b)	(312,683)	(1,319,266)
	Norwegian Air Shuttle ASA (Airlines) (b)	(23,519)	(766,758)
	Opera Software ASA (Internet Software & Services) (b)	(177,588)	(798,797)
	Petroleum Geo-Services ASA (Energy Equipment & Services) (b)	(193,658)	(642,157)
	Scatec Solar ASA (Independent Power & Renewable Electricity Producers) (d)	(40,372)	(181,105)
			(6,796,238)
	Singapore (0.3%)
	Raffles Medical Group, Ltd. (Health Care Providers & Services)	(399,898)	(419,945)
	SIIC Environment Holdings, Ltd. (Water Utilities) (b)	(910,180)	(377,802)
	Singapore Post, Ltd. (Air Freight & Logistics)	(756,100)	(785,955)
			(1,583,702)
	Spain (1.2%)
	Codere S.A. (Hotels, Restaurants & Leisure) (b)	(701,999)	(628,980)
	Euskaltel S.A. (Diversified Telecommunication Services) (d)	(226,932)	(2,089,865)
	Liberbank S.A. (Banks) (b)	(1,809,777)	(2,002,495)
	NH Hotel Group S.A. (Hotels, Restaurants & Leisure) (b)	(158,193)	(698,447)
	Pharma Mar S.A. (Biotechnology) (b)	(117,535)	(381,906)
	Talgo S.A. (Machinery) (b)(d)	(46,044)	(230,877)
			(6,032,570)
	Sweden (0.2%)
	Arcam AB (Machinery) (b)	(779)	(28,499)
	Axactor AB (Diversified Financial Services) (b)	(826,146)	(261,424)
	Evolution Gaming Group AB (Hotels, Restaurants & Leisure) (d)	(7,859)	(252,470)
	Vitrolife AB (Biotechnology)	(9,180)	(426,618)
			(969,011)
	Switzerland (1.2%)
	Ascom Holding A.G. Registered (Communications Equipment)	(12,859)	(215,064)
	Basilea Pharmaceutica A.G. Registered (Biotechnology) (b)	(14,176)	(1,033,600)
	Burckhardt Compression Holding A.G. (Machinery)	(5,099)	(1,503,343)
	EFG International A.G. (Capital Markets) (b)	(327,049)	(1,979,711)
	Leonteq A.G. (Capital Markets) (b)	(5,326)	(192,953)
	Santhera Pharmaceutical Holding A.G. Registered (Biotechnology) (b)	(6,094)	(461,261)
	u-blox Holding A.G. (Semiconductors & Semiconductor Equipment) (b)	(3,689)	(664,322)
	VZ Holding A.G. (Capital Markets)	(564)	(169,562)
			(6,219,816)
	United Kingdom (3.2%)
	AO World PLC (Internet & Catalog Retail) (b)	(6,446)	(12,966)
	Barclays PLC (Banks)	(48)	(132)
	Dairy Crest Group PLC (Food Products)	(159,645)	(1,195,962)
	Devro PLC (Food Products)	(24,939)	(51,766)
	Essentra PLC (Chemicals)	(364,067)	(1,875,036)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (b)	(129,824)	(389,923)
	Keller Group PLC (Construction & Engineering)	(12,877)	(131,700)
	Kier Group PLC (Construction & Engineering)	(19,673)	(341,531)
	Laird PLC (Electronic Equipment, Instruments & Components)	(196,181)	(409,064)
	Lookers PLC (Specialty Retail)	(30,102)	(47,146)
	Mitie Group PLC (Commercial Services & Supplies)	(498,285)	(1,258,072)
	NCC Group PLC (IT Services)	(449,405)	(1,047,313)
	Ocado Group PLC (Internet & Catalog Retail) (b)	(645,394)	(2,024,892)
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (b)	(37,879)	(44,554)
	Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(63)	(560)
	Randgold Resources, Ltd. (Metals & Mining)	(1,795)	(152,535)
	Sports Direct International PLC (Specialty Retail) (b)	(539,277)	(1,926,685)
	Ted Baker PLC (Textiles, Apparel & Luxury Goods)	(57,548)	(2,057,476)
	Telecom Plus PLC (Multi-Utilities)	(119,845)	(1,833,301)
	Vectura Group PLC (Pharmaceuticals) (b)	(1,098,237)	(1,800,201)
			(16,600,815)
	Total Common Stocks Sold Short (Proceeds $163,999,786)		(161,854,416)

	Exchange-Traded Fund Sold Short (0.4%)(g)
	United States (0.4%)
	iShares MSCI EAFE ETF (Capital Markets)	(33,523)	(1,998,977)
	Total Exchange-Traded Fund Sold Short (Proceeds $2,009,112)		(1,998,977)

		Number of Rights
	Rights Sold Short (0.0%)‡
	Austria (0.0%)‡
	Intercell A.G. (Biotechnology) (b)(e)(f)	(19,159)	(2)
	Total Rights Sold Short (Proceeds $0)		(2)
	Total Investments Sold Short (Proceeds $166,008,898)	(31.9)%	(163,853,395)
	Total Investments, Net of Investments Sold Short (Cost $471,641,597)	100.0	513,843,042
	Other Assets, Less Liabilities	0.0 ‡	10,289
	Net Assets	100.0%	$513,853,331

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2017, the market value of securities loaned was $4,867,525 and the Fund received non-cash collateral in the amount of $5,127,517.
(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $(1,283,684), which represented (0.2%) of the Fund's net assets.
(f)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(275,301), which represented (0.1)% of the Fund's net assets.
(g)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of January 31, 2017, cost was $642,806,516 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$57,082,494
Gross unrealized depreciation	(22,192,573)
Net unrealized appreciation	$34,889,921

The following abbreviations are used in the preceding pages:
CVA	—Company Voluntary Agreement
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$674,338,822	$—	$—	$674,338,822
Preferred Stock	1,567,381	—	—	1,567,381
Rights	11,546	—	—	11,546
Short-Term Investment
Repurchase Agreement	—	1,778,688	—	1,778,688
Total Investments in Securities	$675,917,749	$1,778,688	$—	$677,696,437

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short (a)
Australia	$(22,642,430)	$(1,008,383)	$—	$(23,650,813)
Italy	(13,872,275)	(73,499)	—	(13,945,774)
All Other Countries (b)	(124,056,029)	—	(201,800)	(124,257,829)
Exchange-Traded Fund Sold Short	(1,998,977)	—	—	(1,998,977)
Rights Sold Short (c)	—	—	(2)	(2)
Total Short-Term Investments Sold Short	$(162,569,711)	$(1,081,882)	$(201,802)	$(163,853,395)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $(3,370), $(190,451), and $(7,979) are held in Australia, China, and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(c)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the year.

As of January 31, 2017, certain foreign equity securities with a market value of $980,900 held by the Fund at October 31, 2016, transferred from Level 1 to Level 2 due to these securities being fair valued at year end by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017
Common Stocks
Hong Kong	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Common Stocks Sold Short										-
Australia	(3,380)	-	-	10	-	-	-	-	(3,370)	-
China	(190,533)	-	-	82	-	-	-	-	(190,451)	-
Hong Kong	(7,983)	-	-	4	-	-	-	-	(7,979)	-
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Total	$(201,898)	$-	$-	$96	$-	$-	$-	$-	$(201,802)	$-

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.5% †
Equity Funds 65.6%
IQ 50 Percent Hedged FTSE International ETF (a)	591,315	$10,968,893
IQ Global Resources ETF	216,641	5,652,164
MainStay Absolute Return Multi-Strategy Fund Class I (a)	3,650,322	36,831,747
MainStay Cornerstone Growth Fund Class I (a)	95,639	2,763,954
MainStay Cushing MLP Premier Fund Class I	339,750	5,279,713
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,179,356	25,969,426
MainStay Emerging Markets Opportunities Fund Class I (a)	3,145,943	26,897,815
MainStay Epoch Capital Growth Fund Class I (a)	498,864	5,312,896
MainStay Epoch Global Choice Fund Class I (a)	838,607	15,078,151
MainStay Epoch U.S. All Cap Fund Class I	1,359,462	36,637,512
MainStay Epoch U.S. Equity Yield Fund Class I (a)	625,472	9,375,825
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,298,952	39,760,912
MainStay ICAP Equity Fund Class I	572,508	24,142,645
MainStay ICAP International Fund Class I	591,482	17,779,959
MainStay International Equity Fund Class I	317,730	4,308,420
MainStay International Opportunities Fund Class I	1,864,661	15,383,451
MainStay Large Cap Growth Fund Class I	5,052,928	45,425,826
MainStay MAP Fund Class I (a)	1,582,476	61,795,702
MainStay S&P 500 Index Fund Class I	109,342	5,152,183
MainStay U.S. Equity Opportunities Fund Class I (a)	6,255,503	59,177,057
Total Equity Funds (Cost $386,496,769)		453,694,251
Fixed Income Funds 32.9%
IQ Enhanced Core Bond U.S. ETF (a)	391,692	7,622,326
IQ Enhanced Core Plus Bond U.S. ETF (a)	891,729	17,656,234
MainStay Convertible Fund Class I	418,009	6,930,591
MainStay Floating Rate Fund Class I	3,328,569	31,155,404
MainStay High Yield Corporate Bond Fund Class I	3,592,223	20,798,974
MainStay High Yield Municipal Bond Fund Class I	628,367	7,496,414
MainStay High Yield Opportunities Fund Class I	255,869	2,760,823
MainStay Indexed Bond Fund Class I	720,284	7,620,602
MainStay Short Duration High Yield Fund Class I	1,570,341	15,609,188
MainStay Total Return Bond Fund Class I (a)	8,652,054	90,413,966
MainStay Unconstrained Bond Fund Class I	2,166,555	19,022,357
Total Fixed Income Funds (Cost $225,214,134)		227,086,879
Total Affiliated Investment Companies (Cost $611,710,903)		680,781,130

	Principal Amount
Short-Term Investment 1.7%
Repurchase Agreement 1.7%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $11,812,476 (Collateralized by a United States Treasuary Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $11,160,000 and a Market Value of $12,048,916)	$11,812,466	11,812,466
Total Short-Term Investment (Cost $11,812,466)		11,812,466
Total Investments (Cost $623,523,369) (b)	100.2%	692,593,596
Other Assets, Less Liabilities	(0.2)	(1,517,367)
Net Assets	100.0%	$691,076,229

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $631,911,614 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$73,173,237
Gross unrealized depreciation	(12,491,255)
Net unrealized appreciation	$60,681,982

The following abbreviation is used in the preceding page:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
Affiliated Investment Companies
Equity Funds	$453,694,251	$—	$—	$453,694,251
Fixed Income Funds	227,086,879	—	—	227,086,879
Short-Term Investment
Repurchase Agreement	—	11,812,466	—	11,812,466
Total Investments in Securities $	680,781,130	$11,812,466	$—	$692,593,596

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.2% †
Equity Funds 82.5%
IQ 50 Percent Hedged FTSE International ETF (a)	498,867	$9,253,983
IQ Global Resources ETF	290,470	7,578,362
MainStay Absolute Return Multi-Strategy Fund Class I (a)	1,494,885	15,083,391
MainStay Cornerstone Growth Fund Class I (a)	95,457	2,758,716
MainStay Cushing MLP Premier Fund Class I	345,117	5,363,121
MainStay Cushing Renaissance Advantage Fund Class I (a)	2,254,497	49,644,034
MainStay Emerging Markets Opportunities Fund Class I (a)	3,941,502	33,699,845
MainStay Epoch Capital Growth Fund Class I (a)	481,474	5,127,701
MainStay Epoch Global Choice Fund Class I (a)	817,359	14,696,115
MainStay Epoch U.S. All Cap Fund Class I	1,170,668	31,549,501
MainStay Epoch U.S. Equity Yield Fund Class I (a)	345,106	5,173,137
MainStay Epoch U.S. Small Cap Fund Class I (a)	2,594,661	79,422,566
MainStay ICAP Equity Fund Class I (a)	707,390	29,830,621
MainStay ICAP International Fund Class I	1,026,638	30,860,743
MainStay International Equity Fund Class I (a)	707,480	9,593,424
MainStay International Opportunities Fund Class I (a)	3,292,479	27,162,953
MainStay Large Cap Growth Fund Class I	5,837,872	52,482,473
MainStay MAP Fund Class I (a)	1,917,088	74,862,267
MainStay S&P 500 Index Fund Class I	176,395	8,311,711
MainStay U.S. Equity Opportunities Fund Class I (a)	8,471,766	80,142,904
Total Equity Funds (Cost $470,538,967)		572,597,568

Fixed Income Funds 15.7%
IQ Enhanced Core Plus Bond U.S. ETF	356,724	7,063,135
MainStay Convertible Fund Class I	417,601	6,923,823
MainStay Floating Rate Fund Class I	2,954,608	27,655,135
MainStay High Yield Corporate Bond Fund Class I	3,811,267	22,067,233
MainStay High Yield Municipal Bond Fund Class I	113,843	1,358,145
MainStay High Yield Opportunities Fund Class I	263,871	2,847,170
MainStay Short Duration High Yield Fund Class I	1,572,581	15,631,452
MainStay Total Return Bond Fund Class I	673,222	7,035,174
MainStay Unconstrained Bond Fund Class I	2,079,016	18,253,760
Total Fixed Income Funds (Cost $105,561,726)		108,835,027
Total Affiliated Investment Companies (Cost $576,100,693)		681,432,595

	Principal Amount
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $14,116,971 (Collateralized by a Federal Farm Credit Bank security with a rate of 1.55% and a maturity date of 1/10/20, with a Principal Amount of $14,405,000 and a Market Value of $14,404,193)	$14,116,959	14,116,959
Total Short-Term Investment (Cost $14,116,959)		14,116,959
Total Investments (Cost $590,217,652) (b)	100.2%	695,549,554
Other Assets, Less Liabilities	(0.2)	(1,484,508)
Net Assets	100.0%	$694,065,046

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $600,267,815 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$108,500,445
Gross unrealized depreciation	(13,218,706)
Net unrealized appreciation	$95,281,739

The following abbreviation is used in the preceding page:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$572,597,568	$—	$—	$572,597,568
Fixed Income Funds	108,835,027	—	—	108,835,027
Short-Term Investment
Repurchase Agreement	—	14,116,959	—	14,116,959
Total Investments in Securities	$681,432,595	$14,116,959	$—	$695,549,554

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.8% †
	Airport 3.8%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$526,395
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,139,160
	New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,386,480
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.00%, due 7/1/46 (a)	2,000,000	2,092,420
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
	Series A 5.00%, due 4/1/24 (a)	590,000	672,299
	Series A 5.00%, due 4/1/27 (a)	700,000	776,321
	Series A 5.00%, due 4/1/29 (a)	325,000	356,840
			7,949,915
	Development 13.3%
	Brooklyn Arena Local Development Corp., Brooklyn Events Center LLC, Revenue Bonds Series A 5.00%, due 7/15/42	2,000,000	2,172,300
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	945,869
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,050,690
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,093,280
	5.00%, due 8/1/42	1,000,000	1,085,390
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,104,770
	Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	540,125
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	505,742
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,593,735
	New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,530,377
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,155,294
	Class 3 6.375%, due 7/15/49	545,000	594,704
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds
	5.25%, due 10/1/35	500,000	598,510
	5.50%, due 10/1/37	700,000	864,689
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,139,081
	Class 3 5.00%, due 3/15/44	1,500,000	1,615,545
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,617,615
	5.75%, due 11/15/51	1,500,000	1,709,370
	Class 3 7.25%, due 11/15/44 (b)	500,000	590,895
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	950,000	1,052,059
	Insured: AGM 6.00%, due 12/1/42	730,000	822,528
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds
	Series A 5.00%, due 1/1/34 (a)	2,750,000	2,993,182
	Series A 5.00%, due 1/1/36 (a)	500,000	540,290
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,064,910
			27,980,950
	Education 2.7%
	Build NYC Resource Corp., Revenue Bonds 5.00%, due 7/1/45	1,120,000	1,231,250
	Build NYC Resource Corp., The Chapin School, Ltd. Project, Revenue Bonds 4.00%, due 11/1/26	2,000,000	2,277,240
	New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	200,138
	Rensselaer NY, City School District, Certificates of Participation
	Insured: AGM 4.00%, due 6/1/34	650,000	658,573
	Insured: AGM 4.00%, due 6/1/35	850,000	857,888
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	575,000	486,812
			5,711,901
	Facilities 1.7%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,143,660
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	200,000	222,894
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,000,000	1,146,920
			3,513,474
	General 22.4%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	780,180
¤	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A, Insured: NATL-RE 4.50%, due 2/15/47	615,000	616,181
	Series A 5.25%, due 2/15/47	1,400,000	1,549,226
	Series A 5.75%, due 2/15/47	2,025,000	2,294,548
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,304,876
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/31	465,000	466,023
	Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,783,720
	Insured: AMBAC 5.00%, due 1/1/39	560,000	561,182
	Insured: AGC 6.375%, due 1/1/39	500,000	542,995
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,097,480
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: AGC (zero coupon), due 3/1/40	380,000	139,247
	Insured: AGC (zero coupon), due 3/1/44	500,000	151,905
	Insured: AGC (zero coupon), due 3/1/45	200,000	57,990
	Insured: AGC (zero coupon), due 3/1/46	3,250,000	899,177
	Insured: AGC (zero coupon), due 3/1/47	1,115,000	295,174
	New York City NY, Housing Development Corp., Revenue Bonds Series A 5.00%, due 7/1/23	1,400,000	1,641,164
	New York City Transitional Finance Authority, Building Aid Revenue, Revenue Bonds Series S 6.00%, due 7/15/38	500,000	533,995
¤	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Subseries E-1 4.00%, due 2/1/42	2,000,000	2,071,940
	Subseries A-1 5.00%, due 5/1/32	2,000,000	2,326,180
	New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,111,700
	New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,321,716
	New York Convention Center Development Corp., CABS Subordinated Lien, Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/15/49	7,000,000	1,613,010
	New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,685,790
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	500,000	500,105
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	1,002,400
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/17	1,010,000	1,014,484
	Series C, Insured: AMBAC 5.50%, due 7/1/18	1,080,000	1,095,725
	Series C, Insured: AMBAC 5.50%, due 7/1/23	100,000	104,710
	Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	682,714
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	85,000	90,579
	Puerto Rico Sales Tax Financing Corp., Capital Appreciation, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 8/1/47	9,750,000	1,505,400
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	10,000,000	1,089,500
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,165,250
¤	Territory of Guam, Revenue Bonds
	Series A 5.00%, due 12/1/32	1,000,000	1,102,830
	Series D 5.00%, due 11/15/35	1,450,000	1,518,135
	Series A 5.375%, due 12/1/24	1,125,000	1,248,829
	Series A 5.75%, due 12/1/34	500,000	560,225
	Series A 6.50%, due 11/1/40	2,000,000	2,324,980
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32 (b)	1,200,000	1,253,436
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Subseries A 6.00%, due 10/1/39	505,000	365,524
	Series A 6.625%, due 10/1/29	680,000	529,088
	Series A 6.75%, due 10/1/37	1,700,000	1,315,375
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/30	1,000,000	753,530
	Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,478,010
	Series C 5.00%, due 10/1/39	1,000,000	693,960
			47,240,188
	General Obligation 9.5%
	Buffalo NY, Limited General Obligation
	Series A 5.00%, due 4/1/27	500,000	589,375
	Series A 5.00%, due 4/1/28	400,000	468,056
	City of Newburgh NY, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	542,825
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	250,000	254,258
	Insured: AGM 5.25%, due 7/1/20	375,000	395,948
	Series A, Insured: AGM 5.25%, due 7/1/24	110,000	113,711
	Series A, Insured: AGM 5.375%, due 7/1/25	140,000	145,306
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	820,000	859,409
	Series A, Insured: AGC 5.50%, due 7/1/29	225,000	248,702
¤	County of Nassau NY, General Obligation
	Series A 4.00%, due 4/1/27	1,000,000	1,047,770
	Insured:BAM 5.00%, due 4/1/39	4,000,000	4,453,560
	County of Rockland NY, Limited General Obligation
	Insured: BAM 5.00%, due 6/1/24	500,000	577,345
	Insured: BAM 5.00%, due 6/1/25	560,000	649,113
	Insured: BAM 5.00%, due 6/1/26	550,000	640,942
	Glens Falls NY, Limited General Obligation
	Insured: AGM 4.00%, due 1/15/31	500,000	532,130
	Insured: AGM 4.00%, due 1/15/32	315,000	332,473
	Insured: AGM 4.00%, due 1/15/33	250,000	262,875
	Niagara Falls NY, Limited General Obligation
	Insured: BAM 3.00%, due 5/15/31	1,000,000	933,190
	Insured: BAM 3.00%, due 5/15/32	325,000	300,144
	Insured: BAM 3.00%, due 5/15/36	310,000	271,718
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,438,872
	State of New York, General Obligation Series B, Insured: AMBAC 1.007%, due 3/14/31 (c)	1,750,000	1,686,562
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	319,328
	Town of Oyster Bay NY, Limited General Obligation Insured: AGM 4.00%, due 8/1/30	365,000	372,015
	Town of Oyster Bay NY, Public Improvement Project, General Obligation Series A, Insured: BAM 5.00%, due 1/15/28	500,000	559,280
	Town of Oyster Bay NY, Unlimited General Obligation Series C 4.00%, due 6/1/18	2,000,000	2,010,840
			20,005,747
	Higher Education 11.7%
	County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,267,836
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	365,000	299,285
	Series A-1 5.00%, due 8/1/46	1,250,000	1,056,900
	Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
	Series A-1 5.00%, due 7/1/31	375,000	419,464
	Series A-1 5.00%, due 7/1/33	400,000	443,704
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,081,930
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,116,230
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	368,613
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	452,729
	New York City of Albany Capital Resource Corp., Albany College of Pharmacy Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	167,360
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,660,755
	New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,127,980
	New York State Dormitory Authority, New York University, Revenue Bonds
	Series A 4.00%, due 7/1/43	2,950,000	3,038,706
	Series A 5.25%, due 7/1/48	755,000	800,240
¤	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 4.00%, due 7/1/43	3,485,000	3,499,079
	Series A 5.00%, due 7/1/35	210,000	233,596
	6.00%, due 7/1/50	1,500,000	1,730,490
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,046,250
	St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,051,810
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	561,645
	Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,128,120
			24,552,722
	Housing 0.6%
	Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
	Series A 5.00%, due 5/1/29	600,000	691,056
	Series A 5.00%, due 5/1/30	350,000	402,605
	Series A 5.00%, due 5/1/31	200,000	229,134
			1,322,795
	Medical 5.0%
	Albany Industrial Development Agency, St. Peter's Hospital Project, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,448,342
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
	Series A 5.00%, due 12/1/32	540,000	588,325
	Series A 5.00%, due 12/1/42	1,000,000	1,067,060
	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	268,555
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	640,986
	Series B 5.00%, due 7/1/32	390,000	416,641
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	994,394
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,624,935
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,104,259
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	269,727
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/46	1,935,000	2,038,561
			10,461,785
	Multi Family Housing 2.3%
	Housing Development Corp., Revenue Bonds Series G-1 3.85%, due 11/1/45	615,000	609,686
¤	New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood Revenue Bonds
	Series I-1 4.05%, due 11/1/41	1,000,000	1,018,410
	Series I-1 4.15%, due 11/1/46	3,250,000	3,316,853
			4,944,949
	Nursing Homes 1.5%
	Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	600,000	651,438
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,686,734
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	750,000	786,892
			3,125,064
	Power 0.2%
	Long Island Power Authority, Electric System, Revenue Bonds Series B 5.00%, due 9/1/46	245,000	272,795
	Puerto Rico Electric Power Authority, Revenue Bonds Series TT, Insured: NATL-RE 5.00%, due 7/1/23	115,000	115,816
			388,611
	School District 0.3%
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	695,763

	Tobacco Settlement 7.1%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	789,180
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	2,500,000	198,925
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	4,015,000	3,790,000
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
	Series A 5.00%, due 6/1/42	1,000,000	928,660
	Series A 5.00%, due 6/1/45	145,000	133,841
	New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	450,608
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	547,415
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50	13,000,000	1,046,500
¤	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	912,348
	Series B 5.375%, due 6/1/28	2,745,000	2,749,639
	Series B 6.00%, due 6/1/48	1,000,000	1,011,060
	Series C 6.625%, due 6/1/44	1,000,000	1,028,570
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	280,000	280,064
	Series 1 5.125%, due 6/1/42	980,000	980,235
			14,847,045
	Transportation 9.2%
¤	Metropolitan Transportation Authority, Revenue Bonds
	Series F 5.00%, due 11/15/34	1,000,000	1,131,180
	Series C-1 5.00%, due 11/15/35	750,000	845,332
	Series A1 5.00%, due 11/15/36	1,000,000	1,129,880
	Series E 5.00%, due 11/15/42	890,000	984,901
	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	2,960,000	3,175,873
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series A 5.25%, due 1/1/56	2,500,000	2,811,925
¤	Port Authority of New York & New Jersey, Revenue Bonds
	Consolidated - Series 190 5.00%, due 5/1/32	595,000	656,088
	Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,643,265
	Series 198 5.00%, due 11/15/46	2,000,000	2,271,600
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Insured: AGC 5.00%, due 7/1/23	270,000	272,711
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,057,945
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,074,800
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series B 5.00%, due 11/15/45	2,000,000	2,270,540
			19,326,040
	Utilities 2.2%
	Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,321,272
	Long Island Power Authority, Revenue Bonds
	Series A 5.00%, due 9/1/44	2,000,000	2,195,440
	Series B 5.00%, due 9/1/45	1,000,000	1,104,110
			4,620,822
	Water 4.3%
	Great Neck North, Water Authority, Revenue Bonds
	Series A 4.00%, due 1/1/32	250,000	273,315
	Series A 4.00%, due 1/1/33	425,000	462,536
	Series A 4.00%, due 1/1/34	250,000	271,058
	Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	1,000,000	1,052,120
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	818,775
	New York City Water & Sewer System, Revenue Bonds
	Series AA-3 0.84%, due 6/15/32 (c)	200,000	200,000
	Series DD 5.00%, due 6/15/34	1,000,000	1,141,960
	Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	872,225
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds Series A 5.75%, due 7/1/37	1,400,000	1,083,432
	Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	2,825,000	2,975,177
			9,150,598
	Total Municipal Bonds (Cost $207,480,422)		205,838,369

	Shares
Closed-End Fund 0.6%
New York 0.6%
Nuveen New York AMT-Free Municipal Income Fund	100,000	1,296,000

Total Closed-End Fund (Cost $1,368,040)		1,296,000
Total Investments (Cost $208,848,462) (d)	98.4%	207,134,369
Other Assets, Less Liabilities	1.6	3,269,785
Net Assets	100.0%	$210,404,154

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2017. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2017.
(d)	As of January 31, 2017, cost was $208,850,148 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,499,278
Gross unrealized depreciation	(6,215,057)
Net unrealized depreciation	$(1,715,779)

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(160)	March 2017	$(19,915,000)	$67,132
			$(19,915,000)	$67,132

1.	As of January 31, 2017, cash in the amount of $232,000 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$205,838,369	$—	$205,838,369
Closed-End Fund	1,296,000			1,296,000
Total Investments in Securities	1,296,000	205,838,369	—	207,134,369
Other Financial Instruments
Futures Contracts (b)	67,132	—	—	67,132
Total Investments in Securities and Other Financial Instruments	$1,363,132	$205,838,369	$—	$207,201,501

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 86.4% †
Equity Funds 28.5%
IQ 50 Percent Hedged FTSE International ETF	51,142	$948,684
IQ Global Resources ETF	10,527	274,649
MainStay Common Stock Fund Class I	102,328	2,173,449
MainStay Cornerstone Growth Fund Class I	14,149	408,909
MainStay Epoch International Small Cap Fund Class I	10,743	229,997
MainStay Epoch U.S. All Cap Fund Class I	97,180	2,618,997
MainStay Epoch U.S. Equity Yield Fund Class I	13,167	197,377
MainStay ICAP Equity Fund Class I	36,130	1,523,609
MainStay ICAP International Fund Class I	2,114	63,538
MainStay International Equity Fund Class I	35	473
MainStay Large Cap Growth Fund Class I	175,425	1,577,072
MainStay MAP Fund Class I	65,924	2,574,332
MainStay S&P 500 Index Fund Class I	33,535	1,580,158
Total Equity Funds (Cost $11,129,443)		14,171,244
Fixed Income Funds 57.9%
IQ Enhanced Core Bond U.S. ETF	114,397	2,226,166
IQ Enhanced Core Plus Bond U.S. ETF	297	5,881
MainStay Convertible Fund Class I	30,226	501,153
MainStay Floating Rate Fund Class I	123,740	1,158,209
MainStay High Yield Corporate Bond Fund Class I	440,199	2,548,752
MainStay High Yield Municipal Bond Fund Class I	103,984	1,240,527
MainStay Indexed Bond Fund Class I (a)	768,294	8,128,553
MainStay Short Duration High Yield Fund Class I	127,967	1,271,991
MainStay Total Return Bond Fund Class I	1,118,127	11,684,425
Total Fixed Income Funds (Cost $28,982,569)		28,765,657
Total Affiliated Investment Companies (Cost $40,112,012)		42,936,901
Unaffiliated Investment Companies 12.0%
Equity Funds 4.3%
iShares MSCI All Country Asia ex-Japan ETF	1,370	80,816
iShares MSCI Frontier 100 ETF	694	19,161
iShares MSCI India ETF	942	26,715
iShares MSCI Philippines ETF	663	22,728
iShares MSCI Poland Capped ETF	631	12,740
iShares Russell 2000 Index ETF	13,850	1,872,936
SPDR S&P Emerging Markets Small Cap ETF	1,436	60,815
VanEck Vectors Africa Index ETF	661	14,046
VanEck Vectors India Small-Cap Index ETF	436	19,720
Total Equity Funds (Cost $1,702,587)		2,129,677

Fixed Income Funds 7.7%
iShares TIPS Bond ETF	7,870	898,597
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	46,877	842,848
Vanguard Short-Term Inflation-Protected Securities ETF	42,368	2,092,556
Total Fixed Income Funds (Cost $3,839,474)		3,834,001
Total Unaffiliated Investment Companies (Cost $5,542,061)		5,963,678

	Principal Amount
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $780,107 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $740,000 and a Market Value of $798,942)	$780,106	780,106
Total Short-Term Investment (Cost $780,106)		780,106
Total Investments (Cost $46,434,179) (b)	100.0%	49,680,685
Other Assets, Less Liabilities	0.0 ‡	6,243
Net Assets	100.0%	$49,686,928

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $46,917,405 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$3,748,931
Gross unrealized depreciation	(985,651)
Net unrealized appreciation	$2,763,280

The following abbreviations are used above:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$14,171,244	$—	$—	$14,171,244
Fixed Income Funds	28,765,657	—	—	28,765,657
Total Affiliated Investment Companies	42,936,901	—	—	42,936,901
Unaffiliated Investment Companies
Equity Funds	2,129,677	—	—	2,129,677
Fixed Income Funds	3,834,001	—	—	3,834,001
Total Unaffiliated Investment Companies	5,963,678	—	—	5,963,678
Short-Term Investment
Repurchase Agreement	—	780,106	—	780,106
Total Investments in Securities	$48,900,579	$780,106	$—	$49,680,685

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.7% †
Equity Funds 44.3%
IQ 50 Percent Hedged FTSE International ETF	132,591	$2,459,563
IQ Global Resources ETF	52,933	1,381,022
MainStay Common Stock Fund Class I (a)	505,541	10,737,693
MainStay Cornerstone Growth Fund Class I	42,302	1,222,530
MainStay Epoch International Small Cap Fund Class I (a)	125,076	2,677,887
MainStay Epoch U.S. All Cap Fund Class I	433,132	11,672,910
MainStay Epoch U.S. Equity Yield Fund Class I	66,986	1,004,116
MainStay ICAP Equity Fund Class I	164,926	6,954,920
MainStay ICAP International Fund Class I	110,718	3,328,185
MainStay International Equity Fund Class I	69,975	948,866
MainStay Large Cap Growth Fund Class I	720,608	6,478,268
MainStay MAP Fund Class I	301,782	11,784,592
MainStay S&P 500 Index Fund Class I	150,217	7,078,224
Total Equity Funds (Cost $54,909,326)		67,728,776
Fixed Income Funds 39.4%
IQ Enhanced Core Bond U.S. ETF (a)	315,224	6,134,259
IQ Enhanced Core Plus Bond U.S. ETF	37,825	748,935
MainStay Convertible Fund Class I	92,367	1,531,440
MainStay Floating Rate Fund Class I	285,277	2,670,196
MainStay High Yield Corporate Bond Fund Class I	922,285	5,340,028
MainStay High Yield Municipal Bond Fund Class I	213,910	2,551,948
MainStay Indexed Bond Fund Class I	609,424	6,447,707
MainStay Short Duration High Yield Fund Class I	396,374	3,939,962
MainStay Total Return Bond Fund Class I	2,953,414	30,863,178
Total Fixed Income Funds (Cost $60,523,249)		60,227,653
Total Affiliated Investment Companies (Cost $115,432,575)		127,956,429
Unaffiliated Investment Companies 13.5%
Equity Funds 8.5%
iShares MSCI All Country Asia ex-Japan ETF	35,494	2,093,791
iShares MSCI Frontier 100 ETF	10,480	289,353
iShares MSCI India ETF	11,254	319,164
iShares MSCI Philippines ETF	7,097	243,285
iShares MSCI Poland Capped ETF	7,461	150,638
iShares Russell 2000 Index ETF	61,879	8,367,897
SPDR S&P Emerging Markets Small Cap ETF	27,902	1,181,650
VanEck Vectors Africa Index ETF	7,152	151,979
VanEck Vectors India Small-Cap Index ETF	5,848	264,505
Total Equity Funds (Cost $10,686,098)		13,062,262
Fixed Income Funds 5.0%
iShares TIPS Bond ETF	16,665	1,902,810
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	74,936	1,347,349
Vanguard Short-Term Inflation-Protected Securities ETF	88,234	4,357,877
Total Fixed Income Funds (Cost $7,539,894)		7,608,036
Total Unaffiliated Investment Companies (Cost $18,225,992)		20,670,298

	Principal Amount
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $4,182,066 (Collateralized by a United States Treasury Note with a rate of 1.25% and a maturity date of 10/31/19, with a Principal Amount of $4,275,000 and a Market Value of $4,269,810)	$4,182,062	4,182,062
Total Short-Term Investment (Cost $4,182,062)		4,182,062
Total Investments (Cost $137,840,629) (b)	100.0%	152,808,789
Other Assets, Less Liabilities	0.0 ‡	64,592
Net Assets	100.0%	$152,873,381

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $139,891,929 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$15,879,370
Gross unrealized depreciation	(2,962,510)
Net unrealized appreciation	$12,916,860

The following abbreviations are used above:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$67,728,776	$—	$—	$67,728,776
Fixed Income Funds	60,227,653	—	—	60,227,653
Total Affiliated Investment Companies	127,956,429	—	—	127,956,429
Unaffiliated Investment Companies
Equity Funds	13,062,262	—	—	13,062,262
Fixed Income Funds	7,608,036	—	—	7,608,036
Total Unaffiliated Investment Companies	20,670,298	—	—	20,670,298
Short-Term Investment
Repurchase Agreement	—	4,182,062	—	4,182,062
Total Investments in Securities	$148,626,727	$4,182,062	$—	$152,808,789

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.8% †
Equity Funds 58.5%
IQ 50 Percent Hedged FTSE International ETF	202,901	$3,763,813
IQ Global Resources ETF	117,146	3,056,339
MainStay Common Stock Fund Class I (a)	1,041,212	22,115,335
MainStay Cornerstone Growth Fund Class I (a)	69,119	1,997,530
MainStay Epoch International Small Cap Fund Class I (a)	281,844	6,034,282
MainStay Epoch U.S. All Cap Fund Class I	912,860	24,601,569
MainStay Epoch U.S. Equity Yield Fund Class I	129,556	1,942,041
MainStay ICAP Equity Fund Class I	348,897	14,712,987
MainStay ICAP International Fund Class I	351,647	10,570,522
MainStay International Equity Fund Class I	289,241	3,922,104
MainStay Large Cap Growth Fund Class I	1,586,580	14,263,350
MainStay MAP Fund Class I	629,605	24,586,088
MainStay S&P 500 Index Fund Class I	327,113	15,413,571
Total Equity Funds (Cost $125,091,164)		146,979,531
Fixed Income Funds 25.3%
IQ Enhanced Core Plus Bond U.S. ETF (a)	532,244	10,538,431
MainStay Convertible Fund Class I	150,908	2,502,052
MainStay Floating Rate Fund Class I	537,945	5,035,165
MainStay High Yield Corporate Bond Fund Class I	1,524,747	8,828,288
MainStay High Yield Municipal Bond Fund Class I	171,825	2,049,875
MainStay Short Duration High Yield Fund Class I	623,436	6,196,951
MainStay Total Return Bond Fund Class I	2,705,323	28,270,630
Total Fixed Income Funds (Cost $62,936,106)		63,421,392
Total Affiliated Investment Companies (Cost $188,027,270)		210,400,923
Unaffiliated Investment Companies 13.8%
Equity Funds 11.6%
iShares MSCI All Country Asia ex-Japan ETF	70,282	4,145,935
iShares MSCI Frontier 100 ETF	21,072	581,798
iShares MSCI India ETF	23,199	657,923
iShares MSCI Philippines ETF	14,313	490,650
iShares MSCI Poland Capped ETF	15,720	317,387
iShares Russell 2000 Index ETF	144,564	19,549,390
SPDR S&P Emerging Markets Small Cap ETF	62,027	2,626,843
VanEck Vectors Africa Index ETF	15,134	321,596
VanEck Vectors India Small-Cap Index ETF	11,658	527,291
Total Equity Funds (Cost $23,637,504)		29,218,813
Fixed Income Funds 2.2%
iShares TIPS Bond ETF	6,259	714,653
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	179,688	3,230,790
Vanguard Short-Term Inflation-Protected Securities ETF	32,074	1,584,135
Total Fixed Income Funds (Cost $5,597,417)		5,529,578
Total Unaffiliated Investment Companies (Cost $29,234,921)		34,748,391

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $5,969,962 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/31/20, with a Principal Amount of $6,120,000 and a Market Value of $6,090,330)	$5,969,957	5,969,957
Total Short-Term Investment (Cost $5,969,957)		5,969,957
Total Investments (Cost $223,232,148) (b)	100.0%	251,119,271
Other Assets, Less Liabilities	0.0 ‡	70,046
Net Assets	100.0%	$251,189,317

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $227,330,588 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$28,509,710
Gross unrealized depreciation	(4,721,027)
Net unrealized appreciation	$23,788,683

The following abbreviations are used above:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$146,979,531	$—	$—	$146,979,531
Fixed Income Funds	63,421,392	—	—	63,421,392
Total Affiliated Investment Companies	210,400,923	—	—	210,400,923
Unaffiliated Investment Companies
Equity Funds	29,218,813	—	—	29,218,813
Fixed Income Funds	5,529,578	—	—	5,529,578
Total Unaffiliated Investment Companies	34,748,391	—	—	34,748,391
Short-Term Investment
Repurchase Agreement	—	5,969,957	—	5,969,957
Total Investments in Securities	$245,149,314	$5,969,957	$—	$251,119,271

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 80.7% †
Equity Funds 68.1%
IQ 50 Percent Hedged FTSE International ETF	138,297	$2,565,409
IQ Global Resources ETF	90,731	2,367,172
MainStay Common Stock Fund Class I (a)	863,292	18,336,319
MainStay Cornerstone Growth Fund Class I (a)	54,737	1,581,888
MainStay Epoch International Small Cap Fund Class I (a)	290,572	6,221,148
MainStay Epoch U.S. All Cap Fund Class I	834,573	22,491,740
MainStay Epoch U.S. Equity Yield Fund Class I	136,283	2,042,879
MainStay ICAP Equity Fund Class I	312,292	13,169,354
MainStay ICAP International Fund Class I	408,612	12,282,868
MainStay International Equity Fund Class I	370,772	5,027,671
MainStay Large Cap Growth Fund Class I	1,604,784	14,427,007
MainStay MAP Fund Class I	552,068	21,558,273
MainStay S&P 500 Index Fund Class I	296,706	13,980,783
Total Equity Funds (Cost $121,700,255)		136,052,511
Fixed Income Funds 12.6%
IQ Enhanced Core Plus Bond U.S. ETF	253,007	5,009,539
MainStay Convertible Fund Class I	120,164	1,992,326
MainStay Floating Rate Fund Class I	317,191	2,968,910
MainStay High Yield Corporate Bond Fund Class I	763,835	4,422,603
MainStay High Yield Municipal Bond Fund Class I	61,340	731,788
MainStay Short Duration High Yield Fund Class I	510,078	5,070,176
MainStay Total Return Bond Fund Class I	480,169	5,017,762
Total Fixed Income Funds (Cost $24,764,767)		25,213,104
Total Affiliated Investment Companies (Cost $146,465,022)		161,265,615
Unaffiliated Investment Companies 16.8%
Equity Funds 14.4%
iShares MSCI All Country Asia ex-Japan ETF	61,724	3,641,099
iShares MSCI Frontier 100 ETF	17,778	490,850
iShares MSCI India ETF	19,624	556,537
iShares MSCI Philippines ETF	11,942	409,372
iShares MSCI Poland Capped ETF	12,522	252,819
iShares Russell 2000 Index ETF	150,094	20,297,212
SPDR S&P Emerging Markets Small Cap ETF	53,836	2,279,954
VanEck Vectors Africa Index ETF	14,217	302,110
VanEck Vectors India Small-Cap Index ETF	9,392	424,800
Total Equity Funds (Cost $22,399,785)		28,654,753
Fixed Income Funds 2.4%
iShares TIPS Bond ETF	4,808	548,978
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	159,681	2,871,064
Vanguard Short-Term Inflation-Protected Securities ETF	28,234	1,394,477
Total Fixed Income Funds (Cost $4,879,564)		4,814,519
Total Unaffiliated Investment Companies (Cost $27,279,349)		33,469,272

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $4,841,301 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/20, with a Principal Amount of $4,710,000 and a Market Value of $4,940,625)	$4,841,297	4,841,297
Total Short-Term Investment (Cost $4,841,297)		4,841,297
Total Investments (Cost $178,585,668) (b)	99.9%	199,576,184
Other Assets, Less Liabilities	0.1	137,664
Net Assets	100.0%	$199,713,848

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $181,982,371 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$21,350,229
Gross unrealized depreciation	(3,756,416)
Net unrealized appreciation	$17,593,813

The following abbreviations are used above:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$136,052,511	$—	$—	$136,052,511
Fixed Income Funds	25,213,104	—	—	25,213,104
Total Affiliated Investment Companies	161,265,615	—	—	161,265,615
Unaffiliated Investment Companies
Equity Funds	28,654,753	—	—	28,654,753
Fixed Income Funds	4,814,519	—	—	4,814,519
Total Unaffiliated Investment Companies	33,469,272	—	—	33,469,272
Short-Term Investment
Repurchase Agreement	—	4,841,297	—	4,841,297
Total Investments in Securities	$194,734,887	$4,841,297	$—	$199,576,184

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 80.6% †
Equity Funds 72.7%
IQ 50 Percent Hedged FTSE International ETF	80,852	$1,499,805
IQ Global Resources ETF	58,642	1,529,970
MainStay Common Stock Fund Class I (a)	425,027	9,027,582
MainStay Cornerstone Growth Fund Class I	28,140	813,232
MainStay Epoch International Small Cap Fund Class I (a)	155,384	3,326,764
MainStay Epoch U.S. All Cap Fund Class I	451,490	12,167,664
MainStay Epoch U.S. Equity Yield Fund Class I	105,678	1,584,111
MainStay ICAP Equity Fund Class I	111,403	4,697,874
MainStay ICAP International Fund Class I	232,261	6,981,763
MainStay International Equity Fund Class I	208,965	2,833,565
MainStay Large Cap Growth Fund Class I	1,648,266	14,817,914
MainStay MAP Fund Class I	236,797	9,246,912
MainStay S&P 500 Index Fund Class I	115,613	5,447,695
Total Equity Funds (Cost $65,718,230)		73,974,851
Fixed Income Funds 7.9%
IQ Enhanced Core Plus Bond U.S. ETF	42,430	840,114
MainStay Convertible Fund Class I	61,592	1,021,201
MainStay Floating Rate Fund Class I	136,172	1,274,572
MainStay High Yield Corporate Bond Fund Class I	221,317	1,281,424
MainStay High Yield Municipal Bond Fund Class I	16,144	192,598
MainStay Short Duration High Yield Fund Class I	257,159	2,556,160
MainStay Total Return Bond Fund Class I	80,860	844,991
Total Fixed Income Funds (Cost $7,811,538)		8,011,060
Total Affiliated Investment Companies (Cost $73,529,768)		81,985,911
Unaffiliated Investment Companies 17.0%
Equity Funds 15.5%
iShares MSCI All Country Asia ex-Japan ETF	32,690	1,928,383
iShares MSCI Frontier 100 ETF	10,115	279,275
iShares MSCI India ETF	10,052	285,075
iShares MSCI Philippines ETF	6,608	226,522
iShares MSCI Poland Capped ETF	5,950	120,130
iShares Russell 2000 Index ETF	83,555	11,299,143
SPDR S&P Emerging Markets Small Cap ETF	28,360	1,201,046
VanEck Vectors Africa Index ETF	7,135	151,618
VanEck Vectors India Small-Cap Index ETF	4,833	218,597
Total Equity Funds (Cost $11,684,011)		15,709,789
Fixed Income Funds 1.5%
iShares TIPS Bond ETF	2,002	228,588
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	43,579	783,551
Vanguard Short-Term Inflation-Protected Securities ETF	11,128	549,612
Total Fixed Income Funds (Cost $1,588,980)		1,561,751
Total Unaffiliated Investment Companies (Cost $13,272,991)		17,271,540

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $2,454,826 (Collateralized by a United States Treasury Bond with a rate of 8.50% and a maturity date of 2/15/20, with a Principal Amount of $2,010,000 and a Market Value of $2,506,486)	$2,454,824	2,454,824
Total Short-Term Investment (Cost $2,454,824)		2,454,824
Total Investments (Cost $89,257,583) (b)	100.0%	101,712,275
Other Assets, Less Liabilities	0.0 ‡	36,587
Net Assets	100.0%	$101,748,862

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2017, cost was $91,386,889 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$12,570,429
Gross unrealized depreciation	(2,245,043)
Net unrealized appreciation	$10,325,386

The following abbreviations are used above:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$73,974,851	$—	$—	$73,974,851
Fixed Income Funds	8,011,060	—	—	8,011,060
Total Affiliated Investment Companies	81,985,911	—	—	81,985,911
Unaffiliated Investment Companies
Equity Funds	15,709,789	—	—	15,709,789
Fixed Income Funds	1,561,751	—	—	1,561,751
Total Unaffiliated Investment Companies	17,271,540	—	—	17,271,540
Short-Term Investment
Repurchase Agreement	—	2,454,824	—	2,454,824
Total Investments in Securities	$99,257,451	$2,454,824	$—	$101,712,275

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2060 Fund

Portfolio of Investments January 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 80.7% †
Equity Funds 77.2%
IQ 50 Percent Hedged FTSE International ETF	5,321	$98,704
IQ Global Resources ETF	3,632	94,759
MainStay Common Stock Fund Class I	29,132	618,760
MainStay Cornerstone Growth Fund Class I	2,410	69,636
MainStay Epoch International Small Cap Fund Class I	10,751	230,188
MainStay Epoch U.S. All Cap Fund Class I	32,749	882,589
MainStay Epoch U.S. Equity Yield Fund Class I	8,600	128,921
MainStay ICAP Equity Fund Class I	6,731	283,835
MainStay ICAP International Fund Class I	17,707	532,267
MainStay International Equity Fund Class I	16,036	217,443
MainStay Large Cap Growth Fund Class I	131,045	1,178,091
MainStay MAP Fund Class I	14,804	578,101
MainStay S&P 500 Index Fund Class I	5,281	248,848
Total Equity Funds (Cost $4,799,040)		5,162,142
Fixed Income Funds 3.5%
IQ Enhanced Core Plus Bond U.S. ETF	365	7,227
MainStay Convertible Fund Class I	3,114	51,622
MainStay Floating Rate Fund Class I	2,498	23,386
MainStay High Yield Corporate Bond Fund Class I	283	1,640
MainStay High Yield Municipal Bond Fund Class I	159	1,901
MainStay Short Duration High Yield Fund Class I	14,229	141,435
MainStay Total Return Bond Fund Class I	712	7,442
Total Fixed Income Funds (Cost $226,648)		234,653
Total Affiliated Investment Companies (Cost $5,025,688)		5,396,795
Unaffiliated Investment Companies 17.1%
Equity Funds 16.3%
iShares MSCI All Country Asia ex-Japan ETF	1,960	115,620
iShares MSCI Frontier 100 ETF	598	16,511
iShares MSCI India ETF	589	16,704
iShares MSCI Philippines ETF	373	12,786
iShares MSCI Poland Capped ETF	309	6,239
iShares Russell 2000 ETF	6,093	823,956
SPDR S&P Emerging Markets Small Cap ETF	1,719	72,800
VanEck Vectors Africa Index ETF	436	9,265
VanEck Vectors India Small-Cap Index ETF	290	13,117
Total Equity Funds (Cost $883,472)		1,086,998
Fixed Income Funds 0.8%
iShares TIPS Bond ETF	64	7,308
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,204	39,628
Vanguard Short-Term Inflation-Protected Securities ETF	147	7,260
Total Fixed Income Funds (Cost $55,769)		54,196
Total Unaffiliated Investment Companies (Cost $939,241)		1,141,194

	Principal Amount
Short-Term Investment 9.5%
Repurchase Agreement 9.5%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $636,011 (Collateralized by a United States Treasury Bond with a rate of 8.50% and a maturity date of 2/15/20, with a Principal Amount of $525,000 and a Market Value of $654,679)	$636,010	636,010
Total Short-Term Investment (Cost $636,010)		636,010
Total Investments (Cost $6,600,939) (a)	107.3%	7,173,999
Other Assets, Less Liabilities	(7.3)	(486,058)
Net Assets	100.0%	$6,687,941

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2017, cost was $6,601,021 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$578,153
Gross unrealized depreciation	(5,175)
Net unrealized appreciation	$572,978

The following abbreviations are used above:
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$5,162,142	$—	$—	$5,162,142
Fixed Income Funds	234,653	—	—	234,653
Total Affiliated Investment Companies	5,396,795	—	—	5,396,795
Unaffiliated Investment Companies
Equity Funds	1,086,998	—	—	1,086,998
Fixed Income Funds	54,196	—	—	54,196
Total Unaffiliated Investment Companies	1,141,194	—	—	1,141,194
Short-Term Investment
Repurchase Agreement	—	636,010	—	636,010
Total Investments in Securities	$6,537,989	$636,010	$—	$7,173,999

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Aerospace & Defense 2.1%
	Arconic, Inc. (a)	26,902	$613,097
	Boeing Co. (The)	35,812	5,852,397
	General Dynamics Corp.	17,840	3,230,467
	L-3 Technologies, Inc.	4,837	767,584
	Lockheed Martin Corp.	15,710	3,948,394
	Northrop Grumman Corp.	10,998	2,519,422
	Raytheon Co.	18,322	2,641,299
	Rockwell Collins, Inc.	8,106	735,701
	Textron, Inc.	16,889	800,032
	TransDigm Group, Inc.	3,116	674,302
	United Technologies Corp.	47,815	5,243,871
			27,026,566
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	8,855	673,511
	Expeditors International of Washington, Inc.	11,274	587,150
	FedEx Corp.	15,201	2,874,661
	United Parcel Service, Inc. Class B	43,052	4,698,265
			8,833,587
	Airlines 0.6%
	Alaska Air Group, Inc.	7,727	724,947
	American Airlines Group, Inc.	32,328	1,430,514
	Delta Air Lines, Inc.	45,947	2,170,536
	Southwest Airlines Co.	38,628	2,020,631
	United Continental Holdings, Inc. (a)	18,015	1,269,517
			7,616,145
	Auto Components 0.2%
	BorgWarner, Inc.	12,533	511,722
	Delphi Automotive PLC	16,952	1,187,657
	Goodyear Tire & Rubber Co. (The)	16,587	537,253
			2,236,632
	Automobiles 0.5%
	Ford Motor Co.	243,519	3,009,895
	General Motors Co.	86,614	3,170,938
	Harley-Davidson, Inc.	11,126	634,627
			6,815,460
	Banks 6.4%
	Bank of America Corp.	630,504	14,274,611
	BB&T Corp.	50,629	2,338,553
	Citigroup, Inc.	177,939	9,934,334
	Citizens Financial Group, Inc.	31,939	1,155,234
	Comerica, Inc.	10,902	736,212
	Fifth Third Bancorp	47,131	1,230,119
	Huntington Bancshares, Inc.	67,334	911,029
¤	JPMorgan Chase & Co.	223,266	18,895,002
	KeyCorp	67,209	1,207,746
	M&T Bank Corp.	9,674	1,572,702
	People's United Financial, Inc.	19,114	358,387
	PNC Financial Services Group, Inc.	30,355	3,656,563
	Regions Financial Corp.	76,807	1,106,789
	SunTrust Banks, Inc.	30,646	1,741,306
	U.S. Bancorp	99,688	5,248,573
	Wells Fargo & Co.	282,030	15,886,750
	Zions Bancorp.	12,587	531,046
			80,784,956
	Beverages 2.0%
	Brown-Forman Corp. Class B	11,351	517,606
	Coca-Cola Co. (The)	242,196	10,068,088
	Constellation Brands, Inc. Class A	11,033	1,652,302
	Dr. Pepper Snapple Group, Inc.	11,463	1,045,426
	Molson Coors Brewing Co. Class B	11,462	1,106,312
	Monster Beverage Corp. (a)	25,231	1,074,840
	PepsiCo., Inc.	89,558	9,294,329
			24,758,903
	Biotechnology 2.7%
	AbbVie, Inc.	101,427	6,198,204
	Alexion Pharmaceuticals, Inc. (a)	13,891	1,815,276
	Amgen, Inc.	46,417	7,272,616
	Biogen, Inc. (a)	13,603	3,771,296
	Celgene Corp. (a)	48,369	5,618,059
	Gilead Sciences, Inc.	82,121	5,949,666
	Regeneron Pharmaceuticals, Inc. (a)	4,697	1,687,585
	Vertex Pharmaceuticals, Inc. (a)	15,360	1,318,963
			33,631,665
	Building Products 0.3%
	Allegion PLC	5,910	388,110
	Fortune Brands Home & Security, Inc.	9,513	524,452
	Johnson Controls International PLC	58,446	2,570,455
	Masco Corp.	20,754	683,844
			4,166,861
	Capital Markets 2.7%
	Affiliated Managers Group, Inc. (a)	3,423	521,528
	Ameriprise Financial, Inc.	9,869	1,107,993
	Bank of New York Mellon Corp. (The)	65,973	2,950,972
	BlackRock, Inc.	7,592	2,839,256
	Charles Schwab Corp. (The)	75,271	3,104,176
	CME Group, Inc.	21,174	2,563,748
	E*TRADE Financial Corp. (a)	17,045	638,335
	Franklin Resources, Inc.	21,870	869,114
	Goldman Sachs Group, Inc. (The)	23,075	5,291,559
	Intercontinental Exchange, Inc.	36,963	2,157,161
	Invesco, Ltd.	25,529	738,299
	Moody's Corp.	10,420	1,080,241
	Morgan Stanley	90,043	3,825,927
	Nasdaq, Inc.	7,085	499,776
	Northern Trust Corp.	13,409	1,112,411
	S&P Global, Inc.	16,178	1,944,272
	State Street Corp.	22,624	1,723,949
	T. Rowe Price Group, Inc.	15,200	1,025,088
			33,993,805
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	13,487	1,884,943
	Albemarle Corp.	6,970	645,701
	CF Industries Holdings, Inc.	14,362	506,835
	Dow Chemical Co. (The)	69,969	4,172,251
	E.I. du Pont de Nemours & Co.	54,243	4,095,346
	Eastman Chemical Co.	9,158	709,745
	Ecolab, Inc.	16,392	1,969,171
	FMC Corp.	8,235	495,418
	International Flavors & Fragrances, Inc.	4,948	579,955
	LyondellBasell Industries N.V. Class A	20,866	1,946,172
	Monsanto Co.	27,328	2,959,896
	Mosaic Co. (The)	21,832	684,870
	PPG Industries, Inc.	16,472	1,647,365
	Praxair, Inc.	17,714	2,098,046
	Sherwin-Williams Co. (The)	5,043	1,532,114
			25,927,828
	Commercial Services & Supplies 0.3%
	Cintas Corp.	5,369	623,395
	Pitney Bowes, Inc.	11,558	184,003
	Republic Services, Inc.	14,520	833,158
	Stericycle, Inc. (a)	5,237	403,982
	Waste Management, Inc.	25,322	1,759,879
			3,804,417
	Communications Equipment 1.0%
	Cisco Systems, Inc.	312,996	9,615,237
	F5 Networks, Inc. (a)	4,122	552,472
	Harris Corp.	7,665	787,272
	Juniper Networks, Inc.	23,851	638,730
	Motorola Solutions, Inc.	10,376	837,447
			12,431,158
	Construction & Engineering 0.1%
	Fluor Corp.	8,740	485,070
	Jacobs Engineering Group, Inc. (a)	7,555	442,345
	Quanta Services, Inc. (a)	9,434	338,587
			1,266,002
	Construction Materials 0.2%
	Martin Marietta Materials, Inc.	3,986	915,186
	Vulcan Materials Co.	8,216	1,054,359
			1,969,545
	Consumer Finance 0.8%
	American Express Co.	47,970	3,663,948
	Capital One Financial Corp.	30,115	2,631,750
	Discover Financial Services	24,626	1,706,089
	Navient Corp.	18,926	284,647
	Synchrony Financial	48,930	1,752,673
			10,039,107
	Containers & Packaging 0.3%
	Avery Dennison Corp.	5,625	410,738
	Ball Corp.	10,800	823,608
	International Paper Co.	25,567	1,447,092
	Sealed Air Corp.	12,170	590,245
	WestRock Co.	15,868	846,716
			4,118,399
	Distributors 0.1%
	Genuine Parts Co.	9,297	900,043
	LKQ Corp. (a)	18,965	605,173
			1,505,216
	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	12,918	277,220

	Diversified Financial Services 1.6%
¤	Berkshire Hathaway, Inc. Class B (a)	118,480	19,447,307
	Leucadia National Corp.	19,976	476,428
			19,923,735
	Diversified Telecommunication Services 2.4%
	AT&T, Inc.	383,167	16,154,321
	CenturyLink, Inc.	33,854	875,464
	Frontier Communications Corp.	71,969	251,172
	Level 3 Communications, Inc. (a)	18,121	1,077,475
	Verizon Communications, Inc.	254,361	12,466,232
			30,824,664
	Electric Utilities 1.9%
	Alliant Energy Corp.	14,101	530,903
	American Electric Power Co., Inc.	30,509	1,954,407
	Duke Energy Corp.	42,986	3,376,121
	Edison International	20,274	1,477,569
	Entergy Corp.	11,177	800,720
	Eversource Energy	19,792	1,094,893
	Exelon Corp.	57,607	2,066,939
	FirstEnergy Corp.	26,460	802,267
	NextEra Energy, Inc.	29,155	3,607,057
	PG&E Corp.	31,574	1,954,115
	Pinnacle West Capital Corp.	6,830	530,213
	PPL Corp.	42,405	1,477,390
	Southern Co. (The)	60,954	3,012,956
	Xcel Energy, Inc.	31,609	1,306,084
			23,991,634
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	2,709	561,386
	AMETEK, Inc.	14,682	750,250
	Eaton Corp. PLC	28,296	2,002,791
	Emerson Electric Co.	40,047	2,349,157
	Rockwell Automation, Inc.	8,001	1,184,068
			6,847,652
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	19,228	1,297,698
	Corning, Inc.	59,267	1,569,983
	FLIR Systems, Inc.	8,515	300,835
	TE Connectivity, Ltd.	22,078	1,641,499
			4,810,015
	Energy Equipment & Services 1.2%
	Baker Hughes, Inc.	26,380	1,664,050
	Halliburton Co.	53,937	3,051,216
	Helmerich & Payne, Inc.	6,641	472,574
	National Oilwell Varco, Inc.	23,566	891,030
	Schlumberger, Ltd.	86,811	7,266,949
	TechnipFMC PLC (a)	29,308	985,335
	Transocean, Ltd. (a)	24,111	336,831
			14,667,985
	Food & Staples Retailing 2.0%
	Costco Wholesale Corp.	27,233	4,464,850
	CVS Health Corp.	66,540	5,244,018
	Kroger Co. (The)	59,226	2,011,315
	Sysco Corp.	31,396	1,647,034
	Wal-Mart Stores, Inc.	93,958	6,270,757
	Walgreens Boots Alliance, Inc.	53,397	4,375,350
	Whole Foods Market, Inc.	20,109	607,694
			24,621,018
	Food Products 1.6%
	Archer-Daniels-Midland Co.	35,902	1,589,023
	Campbell Soup Co.	11,918	741,657
	Conagra Brands, Inc.	25,937	1,013,877
	General Mills, Inc.	36,899	2,305,449
	Hershey Co. (The)	8,787	926,765
	Hormel Foods Corp.	16,624	603,451
	J.M. Smucker Co. (The)	7,251	985,048
	Kellogg Co.	15,743	1,144,674
	Kraft Heinz Co. (The)	37,216	3,323,017
	McCormick & Co., Inc.	7,171	685,189
	Mead Johnson Nutrition Co.	11,469	808,106
	Mondelez International, Inc. Class A	96,364	4,266,998
	Tyson Foods, Inc. Class A	18,129	1,138,320
			19,531,574
	Health Care Equipment & Supplies 2.5%
	Abbott Laboratories	107,388	4,485,597
	Baxter International, Inc.	30,462	1,459,434
	Becton Dickinson & Co.	13,261	2,351,043
	Boston Scientific Corp. (a)	84,962	2,044,186
	C.R. Bard, Inc.	4,556	1,081,276
	Cooper Cos., Inc. (The)	3,029	559,184
	Danaher Corp.	37,980	3,187,282
	DENTSPLY SIRONA, Inc.	14,477	820,846
	Edwards Lifesciences Corp. (a)	13,247	1,274,891
	Hologic, Inc. (a)	17,278	700,277
	IDEXX Laboratories, Inc. (a)	5,595	684,436
	Intuitive Surgical, Inc. (a)	2,418	1,674,924
	Medtronic PLC	85,671	6,512,710
	Stryker Corp.	19,333	2,388,217
	Varian Medical Systems, Inc. (a)	5,816	451,612
	Zimmer Biomet Holdings, Inc.	12,498	1,478,888
			31,154,803
	Health Care Providers & Services 2.6%
	Aetna, Inc.	21,894	2,596,847
	AmerisourceBergen Corp.	10,414	908,934
	Anthem, Inc.	16,437	2,533,599
	Cardinal Health, Inc.	19,842	1,487,356
	Centene Corp. (a)	10,501	664,398
	Cigna Corp.	16,019	2,342,298
	DaVita Inc. (a)	9,861	628,639
	Envision Healthcare Corp. (a)	7,299	496,332
	Express Scripts Holding Co. (a)	38,502	2,652,018
	HCA Holdings, Inc. (a)	18,380	1,475,547
	Henry Schein, Inc. (a)	5,022	802,817
	Humana, Inc.	9,254	1,836,919
	Laboratory Corp. of America Holdings (a)	6,359	853,442
	McKesson Corp.	14,045	1,954,362
	Patterson Cos., Inc.	5,148	214,208
	Quest Diagnostics, Inc.	8,658	795,843
	UnitedHealth Group, Inc.	59,315	9,614,962
	Universal Health Services, Inc. Class B	5,626	633,656
			32,492,177
	Health Care Technology 0.1%
	Cerner Corp. (a)	18,703	1,004,538

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	26,183	1,450,014
	Chipotle Mexican Grill, Inc. (a)	1,813	764,071
	Darden Restaurants, Inc.	7,680	562,790
	Marriott International, Inc. Class A	20,006	1,692,508
	McDonald's Corp.	51,854	6,355,745
	Royal Caribbean Cruises, Ltd.	10,424	975,999
	Starbucks Corp.	90,810	5,014,528
	Wyndham Worldwide Corp.	6,730	532,074
	Wynn Resorts, Ltd.	5,006	507,758
	Yum! Brands, Inc.	21,690	1,421,346
			19,276,833
	Household Durables 0.5%
	D.R. Horton, Inc.	21,082	630,563
	Garmin, Ltd.	7,169	346,191
	Harman International Industries, Inc.	4,383	487,214
	Leggett & Platt, Inc.	8,394	400,562
	Lennar Corp. Class A	12,269	547,811
	Mohawk Industries, Inc. (a)	3,923	846,740
	Newell Brands, Inc.	29,922	1,416,208
	PulteGroup, Inc.	18,586	399,785
	Whirlpool Corp.	4,717	824,956
			5,900,030
	Household Products 1.8%
	Church & Dwight Co., Inc.	15,937	720,671
	Clorox Co. (The)	8,056	966,720
	Colgate-Palmolive Co.	55,477	3,582,705
	Kimberly-Clark Corp.	22,384	2,711,374
	Procter & Gamble Co. (The)	167,091	14,637,171
			22,618,641
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	40,842	467,233
	NRG Energy, Inc.	19,356	320,148
			787,381
	Industrial Conglomerates 2.4%
	3M Co.	37,528	6,560,645
¤	General Electric Co.	551,970	16,393,509
	Honeywell International, Inc.	47,553	5,626,471
	Roper Technologies, Inc.	6,285	1,205,777
			29,786,402
	Insurance 2.7%
	Aflac, Inc.	25,509	1,785,375
	Allstate Corp. (The)	22,977	1,728,100
	American International Group, Inc.	60,929	3,915,298
	Aon PLC	16,416	1,850,083
	Arthur J. Gallagher & Co.	10,952	589,546
	Assurant, Inc.	3,541	343,937
	Chubb, Ltd.	28,965	3,808,608
	Cincinnati Financial Corp.	9,225	651,101
	Hartford Financial Services Group, Inc. (The)	23,586	1,148,874
	Lincoln National Corp.	14,271	963,435
	Loews Corp.	17,216	801,921
	Marsh & McLennan Cos., Inc.	32,170	2,188,204
	MetLife, Inc.	68,580	3,731,438
	Principal Financial Group, Inc.	16,790	958,541
	Progressive Corp. (The)	36,025	1,348,776
	Prudential Financial, Inc.	26,849	2,822,098
	Torchmark Corp.	6,984	513,603
	Travelers Cos., Inc. (The)	17,736	2,088,946
	Unum Group	14,602	663,369
	Willis Towers Watson PLC	8,076	1,010,550
	XL Group, Ltd.	16,800	631,176
			33,542,979
	Internet & Catalog Retail 2.4%
¤	Amazon.com, Inc. (a)	24,608	20,264,196
	Expedia, Inc.	7,498	911,682
	Netflix, Inc. (a)	26,777	3,767,792
	Priceline Group, Inc. (The) (a)	3,081	4,852,975
	TripAdvisor, Inc. (a)	6,956	367,972
			30,164,617
	Internet Software & Services 4.3%
	Akamai Technologies, Inc. (a)	10,977	752,912
¤	Alphabet, Inc.
	Class A (a)	18,474	15,152,190
	Class C (a)	18,517	14,754,161
	eBay, Inc. (a)	64,870	2,064,812
¤	Facebook, Inc. Class A (a)	146,056	19,034,018
	VeriSign, Inc. (a)	5,681	455,673
	Yahoo!, Inc. (a)	54,770	2,413,714
			54,627,480
	IT Services 3.6%
	Accenture PLC Class A	38,735	4,410,755
	Alliance Data Systems Corp.	3,604	823,082
	Automatic Data Processing, Inc.	28,171	2,844,989
	Cognizant Technology Solutions Corp. Class A (a)	37,723	1,983,853
	CSRA, Inc.	9,171	284,484
	Fidelity National Information Services, Inc.	20,400	1,620,168
	Fiserv, Inc. (a)	13,543	1,454,925
	Global Payments, Inc.	9,532	736,633
	International Business Machines Corp.	53,989	9,422,160
	MasterCard, Inc. Class A	59,391	6,315,045
	Paychex, Inc.	20,083	1,210,804
	PayPal Holdings, Inc. (a)	69,849	2,778,593
	Teradata Corp. (a)	8,209	241,016
	Total System Services, Inc.	10,434	528,795
	Visa, Inc. Class A	116,528	9,638,031
	Western Union Co. (The)	30,592	598,991
			44,892,324
	Leisure Products 0.1%
	Hasbro, Inc.	7,024	579,550
	Mattel, Inc.	21,342	559,374
			1,138,924
	Life Sciences Tools & Services 0.6%
	Agilent Technologies, Inc.	20,443	1,001,094
	Illumina, Inc. (a)	9,101	1,457,070
	Mettler-Toledo International, Inc. (a)	1,660	708,206
	PerkinElmer, Inc.	6,814	362,436
	Thermo Fisher Scientific, Inc.	24,648	3,756,109
	Waters Corp. (a)	5,014	710,233
			7,995,148
	Machinery 1.5%
	Caterpillar, Inc.	36,506	3,492,164
	Cummins, Inc.	9,654	1,419,235
	Deere & Co.	18,001	1,927,007
	Dover Corp.	9,548	742,357
	Flowserve Corp.	8,069	396,672
	Fortive Corp.	18,710	1,034,850
	Illinois Tool Works, Inc.	19,711	2,507,239
	Ingersoll-Rand PLC	16,119	1,279,043
	PACCAR, Inc.	21,798	1,467,223
	Parker-Hannifin Corp.	8,386	1,233,832
	Pentair PLC	10,377	608,404
	Snap-on, Inc.	3,580	649,877
	Stanley Black & Decker, Inc.	9,323	1,156,052
	Xylem, Inc.	11,056	545,171
			18,459,126
	Media 3.1%
	CBS Corp. Class B	24,475	1,578,393
	Charter Communications, Inc. Class A (a)	13,488	4,369,438
	Comcast Corp. Class A	148,711	11,215,784
	Discovery Communications, Inc.
	Class A (a)	9,208	261,047
	Class C (a)	13,774	381,677
	Interpublic Group of Cos., Inc. (The)	25,065	589,779
	News Corp.
	Class A	23,519	289,048
	Class B	6,644	84,047
	Omnicom Group, Inc.	14,764	1,264,537
	Scripps Networks Interactive, Inc. Class A	5,830	444,013
	TEGNA, Inc.	13,682	313,455
	Time Warner, Inc.	48,115	4,659,938
	Twenty-First Century Fox, Inc.
	Class A	66,267	2,079,458
	Class B	30,312	939,975
	Viacom, Inc. Class B	21,397	901,669
	Walt Disney Co. (The)	91,355	10,108,431
			39,480,689
	Metals & Mining 0.3%
	Freeport-McMoRan, Inc. (a)	78,165	1,301,447
	Newmont Mining Corp.	32,943	1,195,172
	Nucor Corp.	19,705	1,144,664
			3,641,283
	Multi-Utilities 1.0%
	Ameren Corp.	14,952	787,223
	CenterPoint Energy, Inc.	26,511	694,853
	CMS Energy Corp.	17,466	744,052
	Consolidated Edison, Inc.	18,887	1,404,248
	Dominion Resources, Inc.	38,973	2,972,860
	DTE Energy Co.	11,196	1,104,373
	NiSource, Inc.	19,623	438,967
	Public Service Enterprise Group, Inc.	31,483	1,393,123
	SCANA Corp.	8,807	605,041
	Sempra Energy	15,558	1,592,984
	WEC Energy Group, Inc.	19,693	1,162,872
			12,900,596
	Multiline Retail 0.5%
	Dollar General Corp.	15,858	1,170,638
	Dollar Tree, Inc. (a)	14,628	1,129,135
	Kohl's Corp.	11,176	445,140
	Macy's, Inc.	19,072	563,387
	Nordstrom, Inc.	7,232	319,799
	Target Corp.	35,073	2,261,507
			5,889,606
	Oil, Gas & Consumable Fuels 5.9%
	Anadarko Petroleum Corp.	34,898	2,426,458
	Apache Corp.	23,611	1,412,410
	Cabot Oil & Gas Corp.	28,909	620,965
	Chesapeake Energy Corp. (a)	46,365	299,054
	Chevron Corp.	117,787	13,115,583
	Cimarex Energy Co.	5,925	801,119
	Concho Resources, Inc. (a)	9,119	1,271,553
	ConocoPhillips	77,309	3,769,587
	Devon Energy Corp.	32,538	1,481,781
	EOG Resources, Inc.	35,994	3,656,271
	EQT Corp.	10,687	647,953
¤	Exxon Mobil Corp.	258,733	21,705,111
	Hess Corp.	16,750	907,515
	Kinder Morgan, Inc.	119,566	2,671,104
	Marathon Oil Corp.	52,213	874,568
	Marathon Petroleum Corp.	32,864	1,579,115
	Murphy Oil Corp.	10,073	291,210
	Newfield Exploration Co. (a)	12,272	491,862
	Noble Energy, Inc.	26,612	1,058,093
	Occidental Petroleum Corp.	47,540	3,221,786
	ONEOK, Inc.	13,136	723,925
	Phillips 66	27,679	2,259,160
	Pioneer Natural Resources Co.	10,563	1,903,770
	Range Resources Corp.	11,699	378,346
	Southwestern Energy Co. (a)	30,733	276,904
	Spectra Energy Corp.	43,665	1,818,647
	Tesoro Corp.	7,423	600,150
	Valero Energy Corp.	28,244	1,857,325
	Williams Cos., Inc. (The)	50,856	1,466,687
			73,588,012
	Personal Products 0.1%
	Coty, Inc. Class A	29,330	563,136
	Estee Lauder Cos., Inc. (The) Class A	13,716	1,113,876
			1,677,012
	Pharmaceuticals 4.8%
	Allergan PLC (a)	23,403	5,122,683
	Bristol-Myers Squibb Co.	104,276	5,126,208
	Eli Lilly & Co.	60,448	4,656,309
	Endo International PLC (a)	12,848	157,260
¤	Johnson & Johnson	169,748	19,223,961
	Mallinckrodt PLC (a)	6,702	326,588
	Merck & Co., Inc.	172,077	10,667,053
	Mylan N.V. (a)	28,627	1,089,257
	Perrigo Co. PLC	8,893	677,202
	Pfizer, Inc.	378,635	12,014,089
	Zoetis, Inc.	30,832	1,693,910
			60,754,520
	Professional Services 0.2%
	Dun & Bradstreet Corp. (The)	2,297	281,658
	Equifax, Inc.	7,426	870,921
	Nielsen Holdings PLC	20,920	855,837
	Robert Half International, Inc.	8,186	385,233
	Verisk Analytics, Inc. (a)	9,682	800,121
			3,193,770
	Real Estate Investment Trusts 2.7%
	American Tower Corp.	26,478	2,740,473
	Apartment Investment & Management Co. Class A	9,638	424,747
	AvalonBay Communities, Inc.	8,517	1,476,081
	Boston Properties, Inc.	9,564	1,251,928
	Crown Castle International Corp.	22,432	1,970,203
	Digital Realty Trust, Inc.	9,885	1,063,922
	Equinix, Inc.	4,427	1,704,306
	Equity Residential	22,816	1,386,528
	Essex Property Trust, Inc.	4,072	913,350
	Extra Space Storage, Inc.	7,740	557,667
	Federal Realty Investment Trust	4,482	629,407
	GGP, Inc.	36,338	902,636
	HCP, Inc.	29,005	879,432
	Host Hotels & Resorts, Inc.	46,334	837,255
	Iron Mountain, Inc.	14,915	533,957
	Kimco Realty Corp.	26,519	660,058
	Macerich Co. (The)	7,603	522,250
	Mid-America Apartment Communities, Inc.	7,063	670,632
	Prologis, Inc.	32,983	1,611,219
	Public Storage	9,280	1,995,200
	Realty Income Corp.	16,091	959,506
	Simon Property Group, Inc.	19,569	3,596,195
	SL Green Realty Corp.	6,322	688,908
	UDR, Inc.	16,598	580,100
	Ventas, Inc.	22,095	1,362,599
	Vornado Realty Trust	10,731	1,140,813
	Welltower, Inc.	22,636	1,500,767
	Weyerhaeuser Co.	46,675	1,462,328
			34,022,467
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	18,603	564,787

	Road & Rail 0.9%
	CSX Corp.	58,443	2,711,171
	J.B. Hunt Transport Services, Inc.	5,460	540,977
	Kansas City Southern	6,732	578,346
	Norfolk Southern Corp.	18,267	2,145,642
	Ryder System, Inc.	3,290	255,304
	Union Pacific Corp.	51,420	5,480,343
			11,711,783
	Semiconductors & Semiconductor Equipment 3.3%
	Analog Devices, Inc.	19,252	1,442,745
	Applied Materials, Inc.	67,500	2,311,875
	Broadcom, Ltd.	24,791	4,945,804
	First Solar, Inc. (a)	4,659	145,314
	Intel Corp.	295,690	10,887,306
	KLA-Tencor Corp.	9,612	818,077
	Lam Research Corp.	10,160	1,166,978
	Linear Technology Corp.	14,997	946,761
	Microchip Technology, Inc.	13,339	898,382
	Micron Technology, Inc. (a)	64,362	1,551,768
	NVIDIA Corp.	33,631	3,671,833
	Qorvo, Inc. (a)	7,954	510,726
	QUALCOMM, Inc.	92,150	4,923,574
	Skyworks Solutions, Inc.	11,594	1,063,634
	Texas Instruments, Inc.	62,428	4,715,811
	Xilinx, Inc.	15,852	922,586
			40,923,174
	Software 4.4%
	Activision Blizzard, Inc.	42,450	1,706,915
	Adobe Systems, Inc. (a)	31,008	3,515,687
	Autodesk, Inc. (a)	12,152	988,444
	CA, Inc.	19,568	611,891
	Citrix Systems, Inc. (a)	9,631	878,251
	Electronic Arts, Inc. (a)	18,728	1,562,477
	Intuit, Inc.	15,249	1,808,226
¤	Microsoft Corp.	485,143	31,364,495
	Oracle Corp.	187,002	7,500,650
	Red Hat, Inc. (a)	11,272	855,319
	salesforce.com, Inc. (a)	39,830	3,150,553
	Symantec Corp.	38,898	1,071,640
			55,014,548
	Specialty Retail 2.4%
	Advance Auto Parts, Inc.	4,595	754,683
	AutoNation, Inc. (a)	4,130	219,386
	AutoZone, Inc. (a)	1,801	1,305,689
	Bed Bath & Beyond, Inc.	9,625	388,369
	Best Buy Co., Inc.	17,036	758,443
	CarMax, Inc. (a)	11,915	794,850
	Foot Locker, Inc.	8,498	582,453
	Gap, Inc. (The)	13,638	314,083
	Home Depot, Inc. (The)	76,062	10,464,610
	L Brands, Inc.	15,041	905,619
	Lowe's Cos., Inc.	54,430	3,977,744
	O'Reilly Automotive, Inc. (a)	5,912	1,550,540
	Ross Stores, Inc.	24,680	1,631,595
	Signet Jewelers, Ltd.	4,339	337,010
	Staples, Inc.	39,647	364,752
	Tiffany & Co.	6,684	526,164
	TJX Cos., Inc. (The)	40,675	3,047,371
	Tractor Supply Co.	8,284	610,282
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,648	993,277
	Urban Outfitters, Inc. (a)	5,540	147,032
			29,673,952
	Technology Hardware, Storage & Peripherals 3.8%
¤	Apple, Inc.	332,709	40,374,237
	Hewlett Packard Enterprise Co.	103,950	2,357,586
	HP, Inc.	106,951	1,609,612
	NetApp, Inc.	17,330	664,086
	Seagate Technology PLC	18,433	832,250
	Western Digital Corp.	17,690	1,410,424
	Xerox Corp.	53,012	367,373
			47,615,568
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	17,493	653,363
	Hanesbrands, Inc.	23,440	555,762
	Michael Kors Holdings, Ltd. (a)	10,248	438,717
	NIKE, Inc. Class B	83,371	4,410,326
	PVH Corp.	4,946	463,984
	Ralph Lauren Corp.	3,509	310,301
	Under Armour, Inc.
	Class A (a)	11,240	241,548
	Class C (a)	11,322	217,609
	VF Corp.	20,648	1,062,959
			8,354,569
	Tobacco 1.7%
	Altria Group, Inc.	121,687	8,661,681
	Philip Morris International, Inc.	96,796	9,304,999
	Reynolds American, Inc.	51,406	3,091,043
			21,057,723
	Trading Companies & Distributors 0.2%
	Fastenal Co.	17,857	887,136
	United Rentals, Inc. (a)	5,255	664,810
	W.W. Grainger, Inc.	3,459	873,639
			2,425,585
	Water Utilities 0.1%
	American Water Works Co., Inc.	11,022	809,456
	Total Common Stocks (Cost $416,716,043)		1,223,562,252	(b)

		Principal Amount
	Short-Term Investments 2.4%
	U.S. Government 2.4%
	United States Treasury Bills 2.4%
	0.431 - 0.506%, due 3/16/17 (c)	$23,500,000	23,486,689
	0.462 - 0.482%, due 3/23/17 (c)(d)	5,800,000	5,796,321
	0.472%, due 3/16/17 (c)	300,000	299,833
	Total Short-Term Investments (Cost $29,582,843)		29,582,843
	Total Investments (Cost $446,298,886) (e)	99.9%	1,253,145,095
	Other Assets, Less Liabilities	0.1	1,813,993
	Net Assets	100.0%	$1,254,959,088

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.8% of the Portfolio's net assets.
(c)	Interest rate shown represents yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	As of January 31, 2017, cost was $461,042,217 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$816,122,668
Gross unrealized depreciation	(24,019,790)
Net unrealized appreciation	$792,102,878

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)[3]
Standard & Poor's 500 Index Mini	257	March 2017	$29,227,325	$198,104
			$29,227,325	$198,104

1. As of January 31, 2017, cash in the amount of $56,458 was on deposit with a broker for futures transactions.

2. The combined market value of common stocks and notional amount of Standard & Poor’s 500 Index futures contracts represents 99.8% of net assets.

3. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,223,562,252	$—	$—	$1,223,562,252
Short-Term Investments
U.S. Government	—	29,582,843	—	29,582,843
Total Investments in Securities	1,223,562,252	29,582,843	—	1,253,145,095
Other Financial Instruments
Futures Contracts (b)	198,104	—	—	198,104
Total Investments in Securities and Other Financial Instruments	$1,223,760,356	$29,582,843	$—	$1,253,343,199

(a)	For a complete listing of investments, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.4%†
	Convertible Bonds 3.6%
	Auto Parts & Equipment 0.3%
	Exide Technologies 7.00%, due 4/30/25 (a)(b)(d)(g)	$3,189,677	$1,968,031

	Mining 1.7%
¤	Detour Gold Corp. 5.50%, due 11/30/17	11,825,000	11,994,984

	Oil & Gas 0.6%
	Stone Energy Corp. 1.75%, due 3/1/17 (c)	7,604,000	4,543,390

	Real Estate Investment Trusts 1.0%
	VEREIT, Inc.
	3.00%, due 8/1/18	2,590,000	2,578,669
	3.75%, due 12/15/20	4,865,000	4,852,862
			7,431,531
	Total Convertible Bonds (Cost $29,167,744)		25,937,936

	Corporate Bonds 83.9%
	Advertising 0.6%
	Lamar Media Corp. 5.875%, due 2/1/22	2,850,000	2,939,063
	Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, due 2/15/22	1,200,000	1,242,000
			4,181,063
	Aerospace & Defense 0.8%
	KLX, Inc. 5.875%, due 12/1/22 (d)	1,000,000	1,047,500
	TransDigm, Inc. 5.50%, due 10/15/20	5,138,000	5,176,535
			6,224,035
	Airlines 0.2%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,174,600

	Apparel 0.3%
	William Carter Co. (The) 5.25%, due 8/15/21	1,850,000	1,914,750

	Auto Manufacturers 0.9%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	4,470,000	4,669,362
	General Motors Financial Co., Inc. 4.75%, due 8/15/17	145,000	147,508
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (d)	670,000	685,075
	4.25%, due 11/15/19 (d)	905,000	935,318
			6,437,263
	Auto Parts & Equipment 2.1%
	Exide Technologies 11.00%, due 4/30/20 (a)(b)(d)(g)	1,767,988	1,524,006
	IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), due 9/15/21 (d)	7,515,000	7,563,472
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)(g)	1,435,000	1,438,587
	Meritor, Inc. 6.75%, due 6/15/21	270,000	279,450
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	2,700,000	2,808,000
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (d)	1,875,000	1,953,750
			15,567,265
	Building Materials 2.0%
	Airxcel, Inc. 8.50%, due 2/15/22 (d)	1,435,000	1,463,700
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	936,000	967,005
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	1,000,000	1,040,000
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	2,645,000	2,764,025
	Summit Materials LLC / Summit Materials Finance Corp. 8.50%, due 4/15/22	2,000,000	2,220,000
	USG Corp. 8.25%, due 1/15/18	5,915,000	6,255,112
			14,709,842
	Chemicals 0.6%
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (d)	1,365,000	1,416,187
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	1,000,000	1,056,250
	Westlake Chemical Corp. 4.625%, due 2/15/21 (d)	1,715,000	1,782,096
			4,254,533
	Commercial Services 3.9%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (d)	5,565,000	5,822,381
	Cimpress N.V. 7.00%, due 4/1/22 (d)	2,550,000	2,626,500
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	950,000	836,000
	Graham Holdings Co. 7.25%, due 2/1/19	5,930,000	6,463,700
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	3,646,000	3,655,115
	Hertz Corp. (The)
	6.75%, due 4/15/19	600,000	597,000
	7.375%, due 1/15/21	1,000,000	967,500
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	5,000,000	5,187,500
	Service Corp. International 7.625%, due 10/1/18	155,000	167,400
	Team Health, Inc. 7.25%, due 12/15/23 (d)	1,470,000	1,683,150
	United Rentals North America, Inc. 7.625%, due 4/15/22	212,000	222,070
			28,228,316
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co. 4.70%, due 5/19/21	1,775,000	1,866,240
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	2,556,000	2,546,415
			4,412,655
	Distribution & Wholesale 0.2%
	American Builders & Contractors Supply Co., Inc. 5.625%, due 4/15/21 (d)	900,000	925,875
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	500,000	526,880
			1,452,755
	Electric 1.1%
	Calpine Corp. 6.00%, due 1/15/22 (d)	519,000	543,004
	GenOn Energy, Inc.
	7.875%, due 6/15/17	5,985,000	4,638,375
	9.50%, due 10/15/18	3,125,000	2,375,000
	NRG REMA LLC Series B 9.237%, due 7/2/17	511,154	429,369
			7,985,748
	Electrical Components & Equipment 0.1%
	WESCO Distribution, Inc. 5.375%, due 12/15/21	700,000	726,250

	Electronics 0.6%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	1,590,000	1,657,575
	Kemet Corp. 10.50%, due 5/1/18	2,580,000	2,586,450
			4,244,025
	Engineering & Construction 1.2%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	3,851,000	4,043,550
	Tutor Perini Corp. 7.625%, due 11/1/18	4,882,000	4,918,615
			8,962,165
	Entertainment 1.9%
	Churchill Downs, Inc. 5.375%, due 12/15/21	1,005,000	1,042,688
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	1,600,000	1,656,000
	4.375%, due 4/15/21	2,660,000	2,766,400
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	6,718,000	6,776,782
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (d)	1,565,000	1,608,037
			13,849,907
	Finance - Auto Loans 1.1%
	Ally Financial, Inc.
	3.25%, due 2/13/18	2,295,000	2,320,819
	6.25%, due 12/1/17	415,000	429,442
	Credit Acceptance Corp. 6.125%, due 2/15/21	4,942,000	5,016,130
			7,766,391
	Finance - Consumer Loans 0.5%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	795,000	810,900
	OneMain Financial Holdings LLC 6.75%, due 12/15/19 (d)	1,390,000	1,442,125
	Springleaf Finance Corp. 8.25%, due 12/15/20	1,000,000	1,073,750
			3,326,775
	Finance - Credit Card 0.1%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (d)	800,000	811,000

	Finance - Investment Banker/Broker 0.6%
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	4,675,000	4,663,313

	Finance - Leasing Companies 0.6%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20	965,000	1,013,597
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	3,200,000	3,392,400
			4,405,997
	Finance - Mortgage Loan/Banker 0.9%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, due 10/1/17	6,565,000	6,589,619

	Finance - Other Services 0.7%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	4,920,000	4,920,000

	Food 1.4%
	B&G Foods, Inc. 4.625%, due 6/1/21	2,000,000	2,045,000
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	3,055,000	3,062,638
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	635,686
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	4,499,000	4,656,465
			10,399,789
	Forest Products & Paper 0.4%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (d)	3,180,000	3,275,400

	Health Care - Products 0.3%
	Alere, Inc. 7.25%, due 7/1/18	2,000,000	2,022,500

	Health Care - Services 2.3%
	Centene Corp. 5.625%, due 2/15/21	4,140,000	4,346,172
	Fresenius Medical Care U.S. Finance II, Inc. 6.50%, due 9/15/18 (d)	207,000	219,420
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	525,000	535,500
	HCA, Inc.
	6.50%, due 2/15/20	7,297,000	7,971,972
	8.00%, due 10/1/18	225,000	245,250
	Tenet Healthcare Corp.
	6.25%, due 11/1/18	1,600,000	1,682,000
	7.50%, due 1/1/22 (d)	975,000	1,045,688
	WellCare Health Plans, Inc. 5.75%, due 11/15/20	605,000	623,906
			16,669,908
	Home Builders 2.9%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	590,000	578,200
	AV Homes, Inc. 8.50%, due 7/1/19	4,180,000	4,373,325
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (d)	6,855,000	7,060,650
	CalAtlantic Group, Inc. 8.375%, due 5/15/18	270,000	289,575
	Century Communities, Inc. 6.875%, due 5/15/22 (d)	1,000,000	1,032,500
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,192,669
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	2,435,000	2,489,787
	Meritage Homes Corp. 4.50%, due 3/1/18	2,480,000	2,517,200
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	1,000,000	1,087,500
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	500,000	486,250
			21,107,656
	Household Products & Wares 0.9%
	Prestige Brands, Inc. 5.375%, due 12/15/21 (d)	975,000	1,004,250
	Spectrum Brands, Inc. 6.625%, due 11/15/22	5,255,000	5,570,300
			6,574,550
	Housewares 0.9%
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	6,246,000	6,519,263

	Insurance 0.8%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	2,890,000	3,026,726
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	1,302,000	1,508,278
	USI, Inc. 7.75%, due 1/15/21 (d)	1,300,000	1,327,625
			5,862,629
	Internet 0.9%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	986,000	1,024,208
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,212,000	2,245,180
	Netflix, Inc.
	5.375%, due 2/1/21	2,000,000	2,147,500
	5.50%, due 2/15/22	1,000,000	1,071,250
			6,488,138
	Iron & Steel 1.9%
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	3,000,000	3,307,500
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (d)	7,011,000	7,422,896
	Evraz, Inc., N.A. 7.50%, due 11/15/19 (d)	3,045,000	3,090,675
			13,821,071
	Leisure Time 1.1%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	4,490,000	4,540,513
	Carlson Travel, Inc. 6.75%, due 12/15/23 (d)	3,495,000	3,630,431
			8,170,944
	Lodging 0.9%
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	3,781,000	3,898,495
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (d)	2,280,000	2,331,300
			6,229,795
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	2,235,000	2,207,063

	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	2,000,000	2,180,000

	Media 6.6%
	Cablevision Systems Corp. 7.75%, due 4/15/18	3,755,000	3,952,137
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.25%, due 3/15/21	2,000,000	2,057,500
	6.625%, due 1/31/22	4,455,000	4,610,925
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	2,525,000	2,586,762
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	5,150,000	5,304,500
	CSC Holdings LLC 7.625%, due 7/15/18	1,500,000	1,608,750
	DISH DBS Corp.
	4.25%, due 4/1/18	2,000,000	2,040,000
	5.125%, due 5/1/20	2,000,000	2,055,000
	6.75%, due 6/1/21	3,000,000	3,223,140
	Midcontinent Communications / Midcontinent Finance Corp. 6.25%, due 8/1/21 (d)	5,000,000	5,206,250
	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, due 10/1/20	5,000,000	5,112,500
	Videotron, Ltd. 5.00%, due 7/15/22	494,000	513,760
¤	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	9,342,000	9,937,552
			48,208,776
	Metal Fabricate & Hardware 0.8%
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	5,690,000	5,883,688

	Mining 6.2%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	8,325,000	8,678,812
	Aleris International, Inc.
	7.875%, due 11/1/20	3,950,000	4,033,444
	9.50%, due 4/1/21 (d)	2,825,000	3,072,188
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	4,665,000	4,816,612
¤	Freeport-McMoRan, Inc.
	6.125%, due 6/15/19 (d)	2,125,000	2,156,875
	6.50%, due 11/15/20 (d)	10,702,000	10,969,550
	6.625%, due 5/1/21 (d)	1,065,000	1,086,300
	Hecla Mining Co. 6.875%, due 5/1/21	1,965,000	2,033,775
	New Gold, Inc. 7.00%, due 4/15/20 (d)	4,384,000	4,427,840
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	3,265,000	3,428,250
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	263,000	270,890
			44,974,536
	Miscellaneous - Manufacturing 0.6%
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	4,860,000	4,422,600

	Oil & Gas 6.1%
	California Resources Corp. 5.00%, due 1/15/20	3,550,000	2,902,125
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 11.50%, due 1/15/21 (d)	2,110,000	2,442,325
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	2,510,000	2,604,125
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (a)(b)(e)	305,000	96,838
	Comstock Resources, Inc. 10.00%, due 3/15/20	6,810,000	7,159,012
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)	2,835,000	2,962,575
	Newfield Exploration Co. 5.75%, due 1/30/22	4,780,000	5,090,700
	Oasis Petroleum, Inc. 6.50%, due 11/1/21	1,175,000	1,201,438
	PetroQuest Energy, Inc. 10.00% (10.00% Cash and 9.00% PIK), due 2/15/21 (d)(g)	2,175,000	1,593,187
	Range Resources Corp. 5.75%, due 6/1/21 (d)	6,000,000	6,285,000
	Rex Energy Corp. 1.00%, due 10/1/20 (f)	2,906,000	1,641,890
	SM Energy Co. 6.50%, due 11/15/21	900,000	928,125
¤	WPX Energy, Inc. 7.50%, due 8/1/20	8,814,000	9,563,190
			44,470,530
	Oil & Gas Services 0.6%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	4,270,000	4,312,700

	Packaging & Containers 0.3%
	AEP Industries, Inc. 8.25%, due 4/15/19	1,884,000	1,927,332

	Pharmaceuticals 0.6%
	Endo Finance LLC / Endo Finco, Inc. 7.25%, due 1/15/22 (d)	1,500,000	1,357,500
	Nature's Bounty Co. (The) 7.625%, due 5/15/21 (d)	3,130,000	3,278,675
			4,636,175
	Pipelines 4.9%
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	2,660,000	2,671,207
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 5.75%, due 2/15/21	3,677,000	3,773,521
¤	NuStar Logistics, L.P.
	6.75%, due 2/1/21	3,615,000	3,913,237
	8.15%, due 4/15/18	6,025,000	6,416,625
¤	Rockies Express Pipeline LLC 6.85%, due 7/15/18 (d)	9,440,000	10,030,000
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	1,500,000	1,578,750
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19	1,911,000	2,028,049
	6.125%, due 10/15/21	3,295,000	3,447,394
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,133,000	2,202,335
			36,061,118
	Real Estate 1.9%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.00% PIK), due 7/1/19 (d)(g)	2,111,262	2,185,156
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	4,995,000	5,263,481
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.50%, due 4/15/19 (d)	2,000,000	2,065,000
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	4,420,000	4,508,400
			14,022,037
	Real Estate Investment Trusts 2.0%
¤	Equinix, Inc.
	4.875%, due 4/1/20	8,040,000	8,261,100
	5.375%, due 1/1/22	1,000,000	1,057,500
	MPT Operating Partnership, L.P. / MPT Finance Corp. 6.375%, due 2/15/22	1,150,000	1,190,250
	Sabra Health Care, L.P. / Sabra Capital Corp. 5.50%, due 2/1/21	1,000,000	1,035,000
	VEREIT Operating Partnership, L.P.
	3.00%, due 2/6/19	2,070,000	2,071,408
	4.125%, due 6/1/21	860,000	872,728
			14,487,986
	Retail 5.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	5,489,000	5,756,589
	Dollar Tree, Inc. 5.25%, due 3/1/20	4,770,000	4,901,175
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (d)	4,880,000	4,819,000
	GameStop Corp.
	5.50%, due 10/1/19 (d)	5,090,000	5,179,075
	6.75%, due 3/15/21 (d)	675,000	686,813
	L Brands, Inc.
	5.625%, due 2/15/22	2,500,000	2,616,500
	6.625%, due 4/1/21	1,000,000	1,097,500
	8.50%, due 6/15/19	2,504,000	2,819,354
	Sonic Automotive, Inc. 7.00%, due 7/15/22	1,000,000	1,045,000
¤	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,185,000	1,217,587
	5.30%, due 9/15/19	5,425,000	5,757,281
	6.25%, due 3/15/18	3,820,000	3,982,350
			39,878,224
	Semiconductors 1.0%
	Micron Technology, Inc.
	5.875%, due 2/15/22	3,500,000	3,637,795
	7.50%, due 9/15/23 (d)	3,250,000	3,607,500
			7,245,295
	Software 1.8%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	7,860,000	8,097,372
	Change Healthcare Holdings, Inc.
	6.00%, due 2/15/21 (d)	2,905,000	3,072,037
	11.00%, due 12/31/19	1,725,000	1,776,750
			12,946,159
	Telecommunications 6.7%
	Anixter, Inc. 5.625%, due 5/1/19	1,365,000	1,434,376
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	2,000,000	2,040,000
	Frontier Communications Corp. 8.875%, due 9/15/20	3,785,000	4,031,025
¤	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	7,140,000	7,675,500
	7.625%, due 6/15/21	2,705,000	2,977,502
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	2,390,000	2,596,138
	9.00%, due 11/15/18 (d)	3,865,000	4,232,175
¤	T-Mobile USA, Inc.
	5.25%, due 9/1/18	2,075,000	2,104,673
	6.464%, due 4/28/19	6,915,000	7,022,182
	6.542%, due 4/28/20	12,175,000	12,525,031
	6.625%, due 11/15/20	1,930,000	1,978,250
			48,616,852
	Transportation 1.3%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	7,880,000	8,096,700
	9.75%, due 5/1/20 (d)	1,290,000	1,328,700
			9,425,400
	Trucking & Leasing 0.1%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	415,000	438,863
	Total Corporate Bonds (Cost $597,483,346)		610,295,244

	Loan Assignments 6.9% (h)
	Aerospace & Defense 0.4%
	Focus Brands, Inc. 2016 1st Lien Term Loan 5.00%, due 10/3/23	1,383,750	1,399,317
	TransDigm, Inc. 2016 Extended Term Loan F 3.78%, due 6/9/23	1,496,241	1,491,752
			2,891,069
	Building Materials 0.4%
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.017%, due 11/15/23	3,000,000	3,034,287

	Buildings & Real Estate 0.7%
	Mueller Water Products, Inc. New Term Loan B 4.096%, due 11/26/21	4,900,000	4,944,918

	Finance 0.4%
	Ocwen Financial Corp. 2016 Term Loan B 6.00%, due 12/5/20	3,000,000	3,026,250

	Household Products & Wares 0.9%
	Prestige Brands, Inc. Term Loan B4 (zero coupon), due 1/26/24	4,000,000	4,036,252
	Spectrum Brands, Inc. 2016 USD Term Loan 3.37%, due 6/23/22	2,559,311	2,585,616
			6,621,868
	Internet 0.1%
	Match Group, Inc. Term Loan B1 4.20%, due 11/16/22	612,500	623,219

	Lodging 0.3%
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 3.998%, due 11/30/23	2,000,000	2,022,000

	Machinery - Construction & Mining 0.1%
	Terex Corp. 2017 Term Loan B (zero coupon), due 1/24/24	500,000	501,250

	Media 0.3%
	Midcontinent Communications New Term Loan B 3.448%, due 12/31/23	2,000,000	2,012,500

	Metal Fabricate & Hardware 0.4%
	Neenah Foundry Co. 2016 Term Loan 7.75%, due 4/26/19 (b)	2,908,427	2,879,343

	Pharmaceuticals 0.5%
	Nature's Bounty Co. (The) USD Term Loan B 5.00%, due 5/5/23	3,478,759	3,499,051
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	633,750	633,486
			4,132,537
	Real Estate Investment Trusts 0.1%
	Equinix, Inc. USD 2016 Term Loan B 3.278%, due 1/8/23	744,375	749,958

	Retail 0.6%
	Bass Pro Group LLC Term Loan B 5.97%, due 12/16/23	4,600,000	4,465,592

	Semiconductors 0.7%
	Micron Technology, Inc. Term Loan 4.53%, due 4/26/22	4,977,494	5,044,899

	Software 0.4%
	Donnelley Financial Solutions, Inc. Term Loan B 5.00%, due 9/30/23	3,000,000	3,033,126

	Transportation 0.6%
	Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Term Loan B1 (zero coupon), due 7/20/20	600,000	604,500
	Avolon TLB Borrower 1 Luxembourg S.A.R.L. Term Loan B2 (zero coupon), due 1/13/22	3,700,000	3,744,707
			4,349,207
	Total Loan Assignments (Cost $49,795,338)		50,332,023
	Total Long-Term Bonds (Cost $676,446,428)		686,565,203

		Shares
	Common Stocks 0.0%‡
	Auto Parts & Equipment 0.0%‡
	Exide Technologies (a)(b)(d)(e)(i)	38,397	33,405

	Oil & Gas 0.0%‡
	PetroQuest Energy, Inc. (i)	31,419	132,588

	Total Common Stocks (Cost $266,477)		165,993

		Principal Amount
	Short-Term Investment 6.4%
	Repurchase Agreement 6.4%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $46,536,690 (Collateralized by a United States Treasury Note with a rate of 1.125% and a maturity date of 8/31/21, with a Principal Amount of $48,870,000 and a Market Value of $47,471,341)	$46,536,651	46,536,651
	Total Short-Term Investment (Cost $46,536,651)		46,536,651
	Total Investments (Cost $723,249,556) (j)	100.8%	733,267,847
	Other Assets, Less Liabilities	(0.8)	(5,524,531)
	Net Assets	100.0%	$727,743,316

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $3,622,280, which represented 0.5% of the Fund's net assets.
(b)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $6,501,623, which represented 0.9% of the Fund's net assets.
(c)	Issue in non-accrual status.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Step coupon - Rate shown was the rate in effect as of January 31, 2017.
(g)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2017.
(i)	Non-income producing security.
(j)	As of January 31, 2017, cost was $723,720,014 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$17,366,307
Gross unrealized depreciation	(7,818,474)
Net unrealized appreciation	$9,547,833

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$23,969,905	$1,968,031	$25,937,936
Corporate Bonds (c)	—	608,674,400	1,620,844	610,295,244
Loan Assignments (d)	—	45,578,253	4,753,770	50,332,023
Total Long-Term Bonds	—	678,222,558	8,342,645	686,565,203
Common Stocks (e)	132,588	—	33,405	165,993
Short-Term Investment
Repurchase Agreement	—	46,536,651	—	46,536,651
Total Investments in Securities	$132,588	$724,759,209	$8,376,050	$733,267,847

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,968,031 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $1,524,006 and $96,838 are held in Auto Parts & Equipment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $623,219, $501,250, $2,879,343 and $749,958 are held in Internet, Machinery - Construction & Mining, Metal Fabricate & Hardware and Real Estate Investment Trusts, respectively, within Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 security valued at $33,405 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2017, securities with a market value of $3,508,750 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2017
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$2,218,906	$8,354	$-	$(367,092)	$107,863	$-	$-	$-	$1,968,031	$(367,092)
Corporate Bonds
Auto Parts & Equipment	1,467,345	5,297	-	(8,423)	59,787	-	-	-	1,524,006	(8,423)
Oil & Gas	97,600	-	-	(762)	-	-	-	-	96,838	(762)
Loan Assignments
Aerospace & Defense	2,025,000	350	52,150	(45,000)	-	(2,032,500)	-	-	-	-
Internet	686,766	347	895	5,211	-	(70,000)	-	-	623,219	5,211
Machinery - Construction & Mining	-	-	-	2,500	498,750	-	-	-	501,250	2,500
Metal Fabricate & Hardware	-	1,351	455	(3,916)	2,927,941	(46,488)	-	-	2,879,343	(3,916)
Real Estate Investment Trusts	-	24	-	7,163	742,771	-	-	-	749,958	7,163
Retail Stores	478,837	85	2,110	(6,348)	-	(474,684)	-	-	-	-
Software	3,508,750	-	-	-	-	-	-	(3,508,750)	-	-
Common Stock
Auto Parts & Equipment	112,887	-	-	(79,482)	-	-	-	-	33,405	(79,482)
Total	$10,596,091	$15,808	$55,610	$(496,149)	$4,337,112	$(2,623,672)	$-	$(3,508,750)	$8,376,050	$(444,801)

MainStay Total Return Bond Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 96.0%†
	Corporate Bonds 58.4%
	Aerospace & Defense 0.5%
	KLX, Inc. 5.875%, due 12/1/22 (a)		$5,805,000	$6,080,737

	Agriculture 1.7%
	Altria Group, Inc.
	5.375%, due 1/31/44		700,000	791,805
	9.25%, due 8/6/19		2,838,000	3,340,011
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26		3,930,000	3,762,040
	Cargill, Inc.
	4.307%, due 5/14/21 (a)		3,000,000	3,213,123
	6.00%, due 11/27/17 (a)		1,050,000	1,086,736
	7.35%, due 3/6/19 (a)		1,340,000	1,493,945
	Philip Morris International, Inc.
	4.25%, due 11/10/44		3,300,000	3,221,988
	4.375%, due 11/15/41		3,175,000	3,149,571
	Reynolds American, Inc. 8.125%, due 6/23/19		720,000	817,704
				20,876,923
	Auto Manufacturers 1.3%
	Ford Motor Co.
	7.45%, due 7/16/31		2,095,000	2,622,854
	9.215%, due 9/15/21		2,355,000	2,939,358
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		2,580,000	2,969,616
	General Motors Financial Co., Inc.
	3.15%, due 1/15/20		5,750,000	5,797,621
	3.20%, due 7/13/20		1,620,000	1,631,836
				15,961,285
	Banks 10.7%
¤	Bank of America Corp.
	3.30%, due 1/11/23		680,000	681,223
	4.25%, due 10/22/26		11,900,000	11,984,514
	5.125%, due 12/29/49 (b)		2,075,000	2,077,594
	5.70%, due 1/24/22		415,000	465,326
	6.30%, due 12/29/49 (b)		1,500,000	1,605,000
	Bank of New York Mellon Corp. (The) 4.625%, due 12/29/49 (b)		1,325,000	1,259,147
	Barclays Bank PLC 6.05%, due 12/4/17 (a)		4,028,000	4,153,456
	Barclays PLC 2.75%, due 11/8/19		3,740,000	3,747,985
¤	Citigroup, Inc.
	2.50%, due 7/29/19		5,880,000	5,917,879
	4.05%, due 7/30/22		580,000	604,395
	5.30%, due 5/6/44		2,314,000	2,480,495
	5.875%, due 1/30/42		3,489,000	4,186,978
	Discover Bank
	7.00%, due 4/15/20		1,340,000	1,490,578
	8.70%, due 11/18/19		474,000	537,129
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,850,000	2,907,527
	5.95%, due 1/18/18		1,000,000	1,040,760
	6.15%, due 4/1/18		5,000,000	5,246,630
	6.75%, due 10/1/37		5,000,000	6,163,180
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23		11,500,000	11,497,389
	4.85%, due 2/1/44		7,255,000	7,984,360
	5.50%, due 10/15/40		745,000	876,706
	Lloyds Banking Group PLC 4.582%, due 12/10/25		8,183,000	8,235,085
	Mellon Capital III 1.875%, due 9/5/66 (b)	GBP	2,400,000	3,011,046
¤	Morgan Stanley
	2.625%, due 11/17/21		$5,755,000	5,673,158
	4.875%, due 11/1/22		3,945,000	4,230,346
	5.00%, due 11/24/25		4,535,000	4,816,428
	5.75%, due 1/25/21		5,000,000	5,548,305
	Regions Bank 7.50%, due 5/15/18		392,000	419,025
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		5,985,000	5,967,494
	6.00%, due 12/19/23		280,000	294,421
	Santander Bank N.A. 2.00%, due 1/12/18		1,175,000	1,175,845
	Wachovia Corp. 5.50%, due 8/1/35		1,220,000	1,362,561
	Wells Fargo & Co.
	4.65%, due 11/4/44		1,110,000	1,111,848
	4.90%, due 11/17/45		215,000	222,438
	5.375%, due 11/2/43		1,070,000	1,185,253
	5.606%, due 1/15/44		7,240,000	8,272,829
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		555,000	653,219
				129,087,552
	Beverages 1.8%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21		6,180,000	6,216,023
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19		6,765,000	7,523,749
	Constellation Brands, Inc.
	3.875%, due 11/15/19		5,000,000	5,213,850
	4.75%, due 11/15/24		1,905,000	2,035,302
				20,988,924
	Biotechnology 0.5%
	Biogen, Inc. 2.90%, due 9/15/20		2,010,000	2,042,719
	Gilead Sciences, Inc. 2.55%, due 9/1/20		4,010,000	4,049,835
				6,092,554
	Building Materials 0.6%
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)		4,940,000	5,094,375
	USG Corp. 5.50%, due 3/1/25 (a)		1,960,000	2,053,100
				7,147,475
	Chemicals 1.4%
	Air Liquide Finance S.A.
	1.375%, due 9/27/19 (a)		3,625,000	3,568,653
	1.75%, due 9/27/21 (a)		2,470,000	2,383,031
	Dow Chemical Co. (The) 9.40%, due 5/15/39		1,000	1,580
	Eastman Chemical Co. 2.70%, due 1/15/20		5,320,000	5,376,770
	WR Grace & Co. 5.125%, due 10/1/21 (a)		5,595,000	5,867,756
				17,197,790
	Commercial Services 0.2%
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,378,688
	7.625%, due 4/15/22		1,344,000	1,407,840
				2,786,528
	Computers 1.3%
	Apple, Inc.
	1.55%, due 8/4/21		2,215,000	2,140,815
	3.85%, due 8/4/46		1,605,000	1,491,724
	Hewlett Packard Enterprise Co. 2.85%, due 10/5/18		6,145,000	6,224,166
	HP, Inc. 4.65%, due 12/9/21		2,200,000	2,348,177
	International Business Machines Corp. 1.90%, due 1/27/20		3,515,000	3,516,223
				15,721,105
	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20		2,900,000	3,230,458
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		1,780,000	1,753,168
				4,983,626
	Electric 1.8%
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)		3,000,000	3,352,308
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)		4,500,000	4,918,135
	IPALCO Enterprises, Inc.
	3.45%, due 7/15/20		1,375,000	1,402,500
	5.00%, due 5/1/18		1,000,000	1,030,000
	N.V. Energy, Inc. 6.25%, due 11/15/20		5,000,000	5,656,520
	PPL Capital Funding, Inc. 5.00%, due 3/15/44		1,000,000	1,046,495
	Public Service Co. of New Mexico 7.95%, due 5/15/18		604,000	650,012
	Puget Energy, Inc. 6.50%, due 12/15/20		3,155,000	3,553,824
				21,609,794
	Electronics 0.8%
	Honeywell International, Inc. 1.85%, due 11/1/21		6,400,000	6,262,976
	Tyco Electronics Group S.A. 6.55%, due 10/1/17		2,945,000	3,047,754
				9,310,730
	Engineering & Construction 0.3%
	SBA Tower Trust 2.933%, due 12/9/42 (a)		3,225,000	3,227,794

	Entertainment 0.0%‡
	Isle of Capri Casinos, Inc. 8.875%, due 6/15/20		450,000	469,688
	Environmental Controls 0.4%
	Waste Management, Inc. 2.40%, due 5/15/23		4,605,000	4,487,094

	Finance - Auto Loans 0.4%
	Ally Financial, Inc.
	6.25%, due 12/1/17		53,000	54,844
	7.50%, due 9/15/20		166,000	188,281
	8.00%, due 11/1/31		3,580,000	4,251,250
				4,494,375
	Finance - Commercial 0.3%
	CIT Group, Inc. 6.625%, due 4/1/18 (a)		3,835,000	4,028,668

	Finance - Credit Card 0.4%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,046,000	3,046,588
	Discover Financial Services 3.85%, due 11/21/22		1,526,000	1,557,762
				4,604,350
	Finance - Investment Banker/Broker 0.1%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		275,000	289,828
	Jefferies Group LLC 6.45%, due 6/8/27		945,000	1,045,438
				1,335,266
	Finance - Leasing Companies 0.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22		3,690,000	3,682,841
	4.50%, due 5/15/21		1,240,000	1,291,832
				4,974,673
	Food 1.9%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		4,375,000	4,282,346
	Mondelez International Holdings Netherlands B.V.
	1.625%, due 10/28/19 (a)		4,170,000	4,106,558
	2.00%, due 10/28/21 (a)		4,495,000	4,323,628
	Tyson Foods, Inc. 5.15%, due 8/15/44		5,000,000	5,248,610
	Unilever Capital Corp. 1.375%, due 7/28/21		4,450,000	4,279,098
				22,240,240
	Health Care - Products 1.0%
	Alere, Inc. 6.50%, due 6/15/20		3,405,000	3,397,850
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25		8,900,000	8,689,061
				12,086,911
	Health Care - Services 1.7%
	Anthem, Inc.
	2.30%, due 7/15/18		7,949,000	7,994,548
	4.65%, due 1/15/43		3,895,000	3,900,379
	Cigna Corp. 3.25%, due 4/15/25		3,730,000	3,666,635
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)		2,690,000	2,868,212
	6.50%, due 9/15/18 (a)		65,000	68,900
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)		825,000	891,000
	6.875%, due 7/15/17		1,250,000	1,275,000
				20,664,674
	Home Builders 1.8%
	CalAtlantic Group, Inc. 5.875%, due 11/15/24		5,820,000	6,052,800
	KB Home 7.25%, due 6/15/18		4,700,000	4,982,000
	NVR, Inc. 3.95%, due 9/15/22		6,420,000	6,608,331
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		3,180,000	3,291,300
				20,934,431
	Home Furnishing 0.8%
	Whirlpool Corp. (MTN) 4.85%, due 6/15/21		8,850,000	9,590,037

	Insurance 3.2%
	Hartford Financial Services Group, Inc. (The)
	6.00%, due 1/15/19		600,000	647,038
	6.10%, due 10/1/41		2,495,000	2,884,295
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)		2,020,000	2,119,992
	6.50%, due 3/15/35 (a)		335,000	403,003
	6.50%, due 5/1/42 (a)		3,675,000	4,461,512
	Markel Corp.
	3.625%, due 3/30/23		2,515,000	2,531,840
	5.00%, due 3/30/43		2,500,000	2,487,610
	Protective Life Corp.
	6.40%, due 1/15/18		3,050,000	3,178,167
	7.375%, due 10/15/19		4,180,000	4,726,953
	Prudential Financial, Inc. 7.375%, due 6/15/19		3,550,000	3,988,958
	Validus Holdings, Ltd. 8.875%, due 1/26/40		2,570,000	3,565,451
	Voya Financial, Inc.
	2.90%, due 2/15/18		2,577,000	2,604,571
	3.65%, due 6/15/26		1,305,000	1,277,128
	XLIT, Ltd. 6.50%, due 10/29/49 (b)		4,475,000	3,770,188
				38,646,706
	Internet 0.4%
	Match Group, Inc. 6.75%, due 12/15/22		4,820,000	5,073,050

	Iron & Steel 0.6%
	ArcelorMittal 8.00%, due 10/15/39		3,100,000	3,448,750
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21		4,380,000	4,117,200
				7,565,950
	Lodging 1.8%
	MGM Resorts International 6.00%, due 3/15/23		5,000,000	5,375,000
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18		1,735,000	1,745,622
	4.25%, due 3/1/22		6,370,000	6,595,396
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (a)		7,510,000	7,528,775
				21,244,793
	Machinery - Diversified 0.2%
	Zebra Technologies Corp. 7.25%, due 10/15/22		2,135,000	2,300,463

	Media 3.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22		4,000,000	4,182,140
	DISH DBS Corp. 4.625%, due 7/15/17		600,000	607,500
	iHeartCommunications, Inc. 9.00%, due 9/15/22		4,925,000	3,693,750
¤	NBC Universal Media LLC
	5.15%, due 4/30/20		7,900,000	8,645,341
	5.95%, due 4/1/41		4,474,000	5,462,562
	Time Warner Cable, Inc. 8.75%, due 2/14/19		7,000,000	7,812,875
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		3,660,000	4,593,725
	Time Warner, Inc. 3.80%, due 2/15/27		5,660,000	5,520,628
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21		1,160,000	1,233,950
				41,752,471
	Mining 0.4%
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)		3,985,000	4,622,600

	Miscellaneous - Manufacturing 0.8%
	Amsted Industries, Inc. 5.375%, due 9/15/24 (a)		5,850,000	5,747,625
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		5,685,000	4,221,112
				9,968,737
	Oil & Gas 2.0%
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (c)(d)(e)		225,000	71,438
	Chevron Corp. 1.961%, due 3/3/20		1,855,000	1,856,339
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (a)		4,025,000	4,165,875
	Continental Resources, Inc. 5.00%, due 9/15/22		5,250,000	5,355,000
	Marathon Petroleum Corp.
	5.00%, due 9/15/54		2,080,000	1,797,538
	6.50%, due 3/1/41		3,480,000	3,780,731
	SM Energy Co. 5.00%, due 1/15/24		2,000,000	1,905,000
	Valero Energy Corp. 6.625%, due 6/15/37		4,000,000	4,731,652
				23,663,573
	Packaging & Containers 0.0%‡
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.25%, due 2/15/21		164,727	169,586

	Pharmaceuticals 1.0%
	Actavis Funding SCS 4.75%, due 3/15/45		2,435,000	2,401,287
	Zoetis, Inc.
	3.25%, due 2/1/23		6,885,000	6,904,237
	4.70%, due 2/1/43		2,745,000	2,670,679
				11,976,203
	Pipelines 3.0%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		5,680,000	5,789,675
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24		4,130,000	4,143,592
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (a)		2,850,000	2,985,572
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41		385,000	428,961
	MPLX, L.P. 4.875%, due 6/1/25		7,505,000	7,868,482
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		5,137,000	5,476,710
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19		5,500,000	5,582,500
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22		4,000,000	4,260,000
				36,535,492
	Real Estate 0.5%
	ProLogis, L.P. 4.25%, due 8/15/23		5,400,000	5,747,873

	Real Estate Investment Trusts 1.2%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22		3,325,000	3,519,193
	American Tower Corp. 4.50%, due 1/15/18		2,750,000	2,819,757
	Crown Castle International Corp. 5.25%, due 1/15/23		126,000	136,874
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19		2,920,000	3,029,115
	4.25%, due 3/1/22		1,370,000	1,448,672
	Welltower, Inc.
	3.75%, due 3/15/23		570,000	583,828
	5.25%, due 1/15/22		2,445,000	2,692,194
	Weyerhaeuser Co. 7.375%, due 10/1/19		131,000	146,853
				14,376,486
	Retail 1.9%
	CVS Health Corp. 2.80%, due 7/20/20		6,880,000	6,977,201
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(d)		63,376	69,646
	Dollar Tree, Inc. 5.75%, due 3/1/23		2,750,000	2,912,250
	L Brands, Inc. 8.50%, due 6/15/19		127,000	142,994
	Macy's Retail Holdings, Inc. 7.45%, due 7/15/17		2,740,000	2,813,610
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21		5,955,000	6,379,526
	QVC, Inc.
	4.45%, due 2/15/25		1,535,000	1,494,181
	4.85%, due 4/1/24		1,550,000	1,559,384
				22,348,792
	Semiconductors 0.3%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)		3,825,000	4,044,937

	Software 0.7%
	Microsoft Corp.
	2.00%, due 8/8/23		3,540,000	3,371,811
	4.10%, due 2/6/37		2,090,000	2,115,224
	MSCI, Inc. 4.75%, due 8/1/26 (a)		2,865,000	2,850,675
				8,337,710
	Telecommunications 4.1%
	AT&T, Inc.
	3.80%, due 3/1/24		5,920,000	5,916,211
	5.00%, due 3/1/21		6,300,000	6,788,811
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		946,000	1,016,950
	Level 3 Financing, Inc.
	5.375%, due 1/15/24		2,160,000	2,184,300
	5.375%, due 5/1/25		1,845,000	1,883,062
	Sprint Capital Corp.
	6.875%, due 11/15/28		755,000	777,650
	6.90%, due 5/1/19		475,000	507,063
	8.75%, due 3/15/32		325,000	372,938
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (a)		7,290,000	7,299,113
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		500,000	540,625
	6.731%, due 4/28/22		4,500,000	4,680,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		480,000	528,000
	Telefonica Emisiones SAU 4.57%, due 4/27/23		5,110,000	5,403,610
	Verizon Communications, Inc.
	3.45%, due 3/15/21		785,000	805,039
	5.15%, due 9/15/23		9,680,000	10,689,643
				49,393,015
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.
	5.10%, due 5/15/44		2,045,000	2,077,507
	6.35%, due 3/15/40		1,500,000	1,756,748
				3,834,255
	Total Corporate Bonds (Cost $697,652,005)			702,585,916
	Foreign Government Bonds 0.4%
	Sovereign 0.4%
	Colombia Government International Bond 5.00%, due 6/15/45		4,500,000	4,380,750
	Total Foreign Government Bonds (Cost $4,641,241)			4,380,750
	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.986%, due 12/25/36 (a)(b)		85,293	73,340
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.096%, due 12/10/49 (f)		3,112,871	3,163,041
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		2,461,190	2,703,533
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)		781,040	785,200
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.965%, due 2/15/51 (f)		1,754,149	1,762,864
				8,487,978
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.14%, due 2/25/42 (a)(b)(c)(d)		293,473	249,376
	Total Mortgage-Backed Securities (Cost $8,868,240)			8,737,354
	U.S. Government & Federal Agencies 36.5%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21		134	145

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.5%
	2.50%, due 8/1/46		6,337,533	6,004,568
	2.756%, due 6/1/35 (b)		73,710	77,729
	3.00%, due 6/1/43		7,235,625	7,192,922
	3.00%, due 5/1/46		4,762,423	4,713,622
	3.00%, due 2/1/47 TBA (g)		4,500,000	4,450,430
	3.50%, due 12/1/41		6,860,692	7,045,376
	3.50%, due 5/1/42		6,322,497	6,492,369
	3.50%, due 2/1/43		6,316,139	6,480,363
	3.50%, due 5/1/43		2,624,820	2,692,544
	3.50%, due 5/1/44		9,280,634	9,530,378
	3.50%, due 5/1/46		5,840,377	5,969,526
	4.00%, due 8/1/31		1,670,248	1,770,173
	4.00%, due 1/1/41		2,336,704	2,483,109
	4.00%, due 2/1/41		4,109,838	4,347,340
	4.00%, due 4/1/41		1,074,837	1,136,467
	4.00%, due 1/1/42		12,948,972	13,712,272
	4.00%, due 6/1/42		4,687,165	4,957,763
	4.00%, due 8/1/44		7,921,261	8,388,008
	4.50%, due 9/1/39		310,273	338,272
	4.50%, due 1/1/40		2,222,465	2,409,730
	4.50%, due 12/1/40		1,609,555	1,759,183
	4.50%, due 5/1/41		1,489,983	1,612,834
	4.50%, due 6/1/41		6,553,825	7,105,447
	4.50%, due 8/1/41		2,781,963	3,005,470
	5.00%, due 8/1/33		168,207	184,602
	5.50%, due 1/1/21		50,160	52,839
	5.50%, due 2/1/33		53,019	58,721
	5.50%, due 7/1/34		179,409	202,044
	5.50%, due 4/1/37		8,357	9,270
	5.50%, due 5/1/37		5,980	6,628
	5.50%, due 7/1/37		27,858	30,893
	5.50%, due 1/1/38		59,481	67,060
	6.00%, due 2/1/27		40,357	45,452
	6.00%, due 3/1/36		51,989	59,185
	6.50%, due 4/1/37		110,440	129,344
				114,521,933
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.3%
	2.50%, due 7/1/46		6,422,402	6,095,181
	3.00%, due 4/1/43		2,171,116	2,160,148
	3.50%, due 2/1/41		6,137,927	6,319,583
	3.50%, due 3/1/41		533,928	549,723
	3.50%, due 11/1/41		9,740,190	10,021,574
	3.50%, due 1/1/42		1,732,768	1,785,235
	3.50%, due 3/1/42		3,726,957	3,829,314
	3.50%, due 10/1/42		3,032,279	3,117,158
	3.50%, due 2/1/43		3,282,260	3,377,146
	3.50%, due 3/1/43		5,978,876	6,147,310
	3.50%, due 5/1/43		2,663,141	2,735,335
	3.50%, due 6/1/43		877,519	902,156
	4.00%, due 9/1/31		1,284,523	1,359,744
	4.00%, due 11/1/40		1,105,021	1,171,729
	4.00%, due 1/1/41		2,853,623	3,020,528
	4.00%, due 2/1/41		13,045,377	13,740,318
	4.00%, due 3/1/41		2,872,280	3,045,734
	4.00%, due 10/1/41		3,660,538	3,881,589
	4.00%, due 1/1/42		6,846,081	7,232,755
	4.00%, due 2/1/42		1,616,198	1,697,558
	4.00%, due 3/1/42		8,903,635	9,420,118
	4.00%, due 7/1/42		1,763,986	1,863,625
	4.00%, due 9/1/42		3,988,906	4,221,393
	4.50%, due 4/1/18		7,804	8,006
	4.50%, due 7/1/18		46,220	47,417
	4.50%, due 11/1/18		66,917	68,650
	4.50%, due 6/1/23		135,633	143,738
	4.50%, due 6/1/39		7,702,611	8,307,771
	4.50%, due 8/1/39		3,338,146	3,626,470
	4.50%, due 9/1/39		3,225,467	3,478,281
	4.50%, due 1/1/40		464,133	499,738
	4.50%, due 8/1/40		826,297	887,722
	4.50%, due 9/1/40		6,520,729	7,035,189
	4.50%, due 12/1/40		6,756,052	7,308,422
	4.50%, due 7/1/41		3,375,790	3,651,175
	4.50%, due 8/1/41		1,784,367	1,931,198
	4.50%, due 8/1/42		1,895,048	2,050,640
	5.00%, due 9/1/17		7,946	8,132
	5.00%, due 9/1/20		5,146	5,267
	5.00%, due 10/1/20		43,917	46,053
	5.00%, due 12/1/20		74,078	78,465
	5.00%, due 7/1/33		340,441	372,565
	5.00%, due 10/1/33		141,746	155,136
	5.00%, due 5/1/35		783,987	856,887
	5.00%, due 6/1/35		1,421,386	1,552,388
	5.00%, due 7/1/35		131,483	143,623
	5.00%, due 1/1/36		160,856	175,757
	5.00%, due 2/1/36		1,205,553	1,316,997
	5.00%, due 5/1/36		437,140	477,526
	5.00%, due 9/1/36		118,393	129,296
	5.50%, due 6/1/21		88,260	92,525
	5.50%, due 6/1/33		784,572	877,490
	5.50%, due 11/1/33		126,941	141,770
	5.50%, due 12/1/33		92,204	103,270
	5.50%, due 4/1/34		327,290	366,086
	5.50%, due 5/1/34		460,676	515,285
	5.50%, due 6/1/34		120,240	134,595
	5.50%, due 3/1/35		165,877	185,465
	5.50%, due 4/1/36		300,598	335,659
	5.50%, due 12/1/36		74,110	82,600
	5.50%, due 1/1/37		394,098	451,452
	5.50%, due 4/1/37		268,970	299,799
	5.50%, due 7/1/37		451,789	517,785
	5.50%, due 8/1/37		105,618	118,063
	5.50%, due 9/1/37		2,679	2,993
	6.00%, due 8/1/17		1,041	1,047
	6.00%, due 1/1/33		47,269	53,367
	6.00%, due 3/1/33		64,201	73,369
	6.00%, due 8/1/34		2,119	2,416
	6.00%, due 9/1/35		140,085	162,195
	6.00%, due 6/1/36		53,508	60,471
	6.00%, due 12/1/36		117,271	134,285
	6.00%, due 4/1/37		36,083	38,852
	6.00%, due 9/1/37		13,624	15,410
	6.00%, due 10/1/37		110,607	118,687
	6.00%, due 11/1/37		9,497	10,743
	6.00%, due 1/1/38		1,946	2,197
	6.00%, due 11/1/38		127,944	144,450
	6.50%, due 6/1/31		21,077	23,843
	6.50%, due 8/1/31		11,659	13,189
	6.50%, due 10/1/31		8,695	9,916
	6.50%, due 6/1/32		31,337	35,450
	6.50%, due 6/1/36		3,628	4,104
	6.50%, due 7/1/36		7,340	8,326
	6.50%, due 8/1/36		1,257	1,422
	6.50%, due 11/1/36		57,575	65,132
	6.50%, due 2/1/37		26,048	29,467
	6.50%, due 7/1/37		5,107	5,778
	6.50%, due 8/1/37		23,826	26,953
	6.50%, due 9/1/37		51,641	60,962
	6.50%, due 3/1/38		107,678	121,811
				147,506,142
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
	3.50%, due 2/1/47 TBA (g)		5,850,000	6,062,063
	4.00%, due 11/20/40		398,710	425,699
	4.00%, due 12/20/44		3,711,272	3,927,976
	6.00%, due 2/15/29		10,301	11,660
	6.00%, due 4/15/29		53,822	61,960
	6.00%, due 8/15/32		114,671	132,563
	6.50%, due 7/15/28		15,202	17,325
	6.50%, due 5/15/29		8,042	9,307
				10,648,553
¤	United States Treasury Bonds 5.5%
	2.50%, due 2/15/46		34,020,000	30,284,434
	2.50%, due 5/15/46		9,818,000	8,735,723
	2.875%, due 8/15/45		4,462,000	4,300,774
	3.125%, due 8/15/44		9,430,000	9,561,134
	5.375%, due 2/15/31		8,650,000	11,524,438
	6.25%, due 5/15/30		1,240,000	1,753,098
				66,159,601
¤	United States Treasury Notes 8.2%
	1.25%, due 1/31/20		16,110,000	15,999,244
	2.00%, due 11/30/20		1,450,000	1,465,632
	2.00%, due 8/15/25		7,370,000	7,137,388
	2.125%, due 8/31/20		14,630,000	14,876,881
	2.125%, due 5/15/25		24,525,000	24,038,326
	2.50%, due 8/15/23		27,505,000	28,004,601
	2.50%, due 5/15/24		7,075,000	7,182,505
				98,704,577
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23		820,000	711,292
	Total U.S. Government & Federal Agencies (Cost $443,524,176)			438,252,243
	Total Long-Term Bonds (Cost $1,154,685,662)			1,153,956,263

		Shares
	Common Stock 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. (c)(d)(e)		2	1,071
	Total Common Stock (Cost $4)			1,071

		Principal Amount
	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $34,946,051 (Collateralized by a United State Treasury Note with a rate of 2.125% and a maturity date of 9/30/21, with a Principal Amount of $35,075,000 and a Market Value of $35,648,161)		$34,946,022	34,946,022
	Total Short-Term Investment (Cost $34,946,022)			34,946,022
	Total Investments (Cost $1,189,631,688) (h)		98.9%	1,188,903,356
	Other Assets, Less Liabilities		1.1	13,425,125
	Net Assets		100.0%	$1,202,328,481

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2017.
(c)	Illiquid security - As of January 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $321,885, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2017, the total market value of these securities was $391,531, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2017.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2017, the total net market value of these securities was $10,512,493, which represented 0.9% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of January 31, 2017, cost was $1,189,631,988 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$16,814,073
Gross unrealized depreciation	(17,542,705)
Net unrealized depreciation	$(728,632)

As of January 31, 2017, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Pound Sterling vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	GBP	2,594,000	$3,260,658	$2,592

Foreign Currency Sales Contracts			Contract Amount Sold	Contract Amount Purchased

Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank	2,590,000	3,262,908	(2,122)
Pound Sterling vs. U.S. Dollar	2/1/17	JPMorgan Chase Bank	2,594,000	3,182,948	(80,302)
Net unrealized appreciation (depreciation) on foreign currency forward contracts					$(79,832)

As of January 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(695)	March 2017	$(150,673,829)	$72,069
10-Year United States Treasury Note	(55)	March 2017	(6,845,781)	22,217
			$(157,519,610)	$94,286

1. As of January 31, 2017, cash in the amount of $462,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2017.

The following abbreviations are used in the preceding pages:
GBP	—British Pound Sterling
MTN	—Medium Term Note

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds (b)	$—	$702,514,478	$71,438	$702,585,916
Foreign Government Bond	—	4,380,750	—	4,380,750
Mortgage-Backed Securities (c)	—	8,487,978	249,376	8,737,354
U.S. Government & Federal Agency	—	438,252,243	—	438,252,243
Total Long-Term Bonds	—	1,153,635,449	320,814	1,153,956,263
Common Stock (d)	—	—	1,071	1,071
Short-Term Investment
Repurchase Agreement	—	34,946,022	—	34,946,022
Total Investments in Securities	—	1,188,581,471	321,885	1,188,903,356
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	2,592	—	2,592
Futures Contracts (e)	94,286	—	—	94,286
Total Other Financial Instruments	94,286	2,592	—	96,878
Total Investments in Securities and Other Financial Instruments	$94,286	$1,188,584,063	$321,885	$1,189,000,234

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contract(e)	$—	$(82,424)	$—	$(82,424)
Total Other Financial Instruments	$—	$(82,424)	$—	$(82,424)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $71,438 is held in Oil & Gas within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $249,376 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $1,071 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017
Long-Term Bonds
Corporate Bonds
Oil & Gas	$72,000	$-	$-	$(562)	$-	$-	$-	$-	$71,438	$(562)
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	254,444	-	-	(5,068)	-	-	-	-	249,376	(5,068)
Common Stock
Media	1,071	-	-	-	-	-	-	-	1,071	-
Total	$327,515	$-	$-	$(5,630)	$-	$-	$-	$-	$321,885	$(5,630)

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments January 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 129.7% †
	Aerospace & Defense 2.3%
	AAR Corp.	51,200	$1,637,888
	Arconic, Inc.	32,200	733,838
	Boeing Co. (The) (a)	62,900	10,279,118
	Engility Holdings, Inc. (b)	11,300	331,429
	Huntington Ingalls Industries, Inc.	11,743	2,277,672
	Kratos Defense & Security Solutions, Inc. (b)	48,200	397,168
	Spirit AeroSystems Holdings, Inc. Class A	104,100	6,251,205
			21,908,318
	Air Freight & Logistics 0.7%
	FedEx Corp.	37,900	7,167,269

	Airlines 0.2%
	United Continental Holdings, Inc. (b)	33,900	2,388,933

	Auto Components 0.5%
	Lear Corp.	31,100	4,418,999

	Automobiles 1.1%
	Ford Motor Co.	216,100	2,670,996
	General Motors Co. (a)	217,728	7,971,022
			10,642,018
	Banks 6.7%
¤	Bank of America Corp. (a)	699,983	15,847,615
	BankUnited, Inc.	95,900	3,663,380
	Citigroup, Inc.	32,868	1,835,021
	Customers Bancorp, Inc. (b)	64,600	2,226,116
	First Hawaiian, Inc.	41,200	1,359,188
	Huntington Bancshares, Inc.	113,000	1,528,890
¤	JPMorgan Chase & Co. (a)	226,719	19,187,229
	KeyCorp	304,106	5,464,785
	OFG Bancorp	134,200	1,778,150
	Opus Bank	24,500	498,575
	SunTrust Banks, Inc.	16,604	943,439
	Wells Fargo & Co. (a)	174,267	9,816,460
			64,148,848
	Beverages 1.5%
	Coca-Cola Bottling Co. Consolidated	6,900	1,164,996
	Coca-Cola Co. (The)	31,289	1,300,684
	PepsiCo., Inc. (a)	115,084	11,943,417
			14,409,097
	Biotechnology 4.4%
	AbbVie, Inc. (a)	163,700	10,003,707
	Amgen, Inc. (a)	70,527	11,050,170
	Biogen, Inc. (a)(b)	29,700	8,234,028
	Celgene Corp. (b)	13,800	1,602,870
	Gilead Sciences, Inc. (a)	135,500	9,816,975
	United Therapeutics Corp. (b)	11,400	1,865,382
			42,573,132
	Building Products 0.7%
	Gibraltar Industries, Inc. (b)	17,500	768,250
	Johnson Controls International PLC	40,200	1,767,996
	Owens Corning	78,400	4,331,600
			6,867,846
	Capital Markets 4.0%
	Ameriprise Financial, Inc.	56,600	6,354,482
	Bank of New York Mellon Corp. (The) (a)	162,234	7,256,727
	Lazard, Ltd. Class A	144,740	6,148,555
	LPL Financial Holdings, Inc.	152,100	5,977,530
	Raymond James Financial, Inc.	83,100	6,226,683
	State Street Corp.	87,800	6,690,360
			38,654,337
	Chemicals 3.3%
	AdvanSix, Inc. (b)	56,908	1,461,967
	Cabot Corp.	55,900	3,095,183
	Chemours Co. (The)	132,500	3,500,650
	Dow Chemical Co. (The)	469	27,966
	Eastman Chemical Co.	35,000	2,712,500
	Huntsman Corp.	293,400	5,982,426
	Koppers Holdings, Inc. (b)	22,600	914,170
	LyondellBasell Industries N.V. Class A	79,593	7,423,639
	Rayonier Advanced Materials, Inc.	94,100	1,276,937
	Trinseo S.A.	54,500	3,528,875
	Tronox, Ltd. Class A	54,500	682,340
	Westlake Chemical Corp.	14,766	914,163
			31,520,816
	Commercial Services & Supplies 0.9%
	ACCO Brands Corp. (b)	164,100	2,092,275
	Brink's Co. (The)	44,400	1,975,800
	LSC Communications, Inc.	9,046	237,186
	Pitney Bowes, Inc.	71,400	1,136,688
	Quad/Graphics, Inc.	127,000	3,326,130
			8,768,079
	Communications Equipment 0.9%
	ARRIS International PLC (b)	98,300	2,809,414
	Cisco Systems, Inc.	36,825	1,131,264
	EchoStar Corp. Class A (b)	94,519	4,813,853
			8,754,531
	Construction & Engineering 0.1%
	Argan, Inc.	16,100	1,187,375
	MYR Group, Inc. (b)	3,423	131,683
			1,319,058
	Consumer Finance 0.9%
	American Express Co.	41,100	3,139,218
	Synchrony Financial	152,600	5,466,132
			8,605,350
	Containers & Packaging 0.2%
	Berry Plastics Group, Inc. (b)	29,800	1,520,694

	Diversified Financial Services 2.3%
¤	Berkshire Hathaway, Inc. Class B (a)(b)	96,389	15,821,290
	Voya Financial, Inc.	152,000	6,113,440
			21,934,730
	Diversified Telecommunication Services 2.1%
¤	AT&T, Inc. (a)	405,169	17,081,925
	Verizon Communications, Inc.	68,838	3,373,750
			20,455,675
	Electric Utilities 0.3%
	Exelon Corp.	77,355	2,775,497
	Spark Energy, Inc. Class A	2,197	56,793
			2,832,290
	Electrical Equipment 0.7%
	General Cable Corp.	102,100	2,072,630
	Regal Beloit Corp.	60,900	4,421,340
			6,493,970
	Electronic Equipment, Instruments & Components 1.6%
	Arrow Electronics, Inc. (b)	30,400	2,235,008
	Jabil Circuit, Inc.	263,141	6,310,121
	Sanmina Corp. (b)	92,600	3,606,770
	TTM Technologies, Inc. (b)	239,518	3,552,052
			15,703,951
	Energy Equipment & Services 2.4%
	Baker Hughes, Inc.	53,800	3,393,704
	Ensco PLC Class A	146,300	1,597,596
	McDermott International, Inc. (b)	442,400	3,583,440
	National Oilwell Varco, Inc.	130,500	4,934,205
	Newpark Resources, Inc. (b)	5,548	41,887
	Noble Corp. PLC	42,000	283,500
	Oceaneering International, Inc.	172,800	4,812,480
	Rowan Cos. PLC Class A (b)	71,400	1,279,488
	TechnipFMC PLC (b)	93,100	3,130,022
	Transocean, Ltd. (b)	28,400	396,748
			23,453,070
	Food & Staples Retailing 0.7%
	Kroger Co. (The)	187,154	6,355,750
	Wal-Mart Stores, Inc.	8,100	540,594
			6,896,344
	Food Products 2.9%
	Archer-Daniels-Midland Co.	154,300	6,829,318
	Bunge, Ltd.	80,567	5,576,042
	Dean Foods Co.	158,200	3,141,852
	Fresh Del Monte Produce, Inc.	4,160	238,160
	Ingredion, Inc.	26,200	3,358,578
	John B. Sanfilippo & Son, Inc.	27,800	1,828,962
	Omega Protein Corp. (b)	65,000	1,621,750
	Pilgrim's Pride Corp.	134,400	2,572,416
	Tyson Foods, Inc. Class A	51,200	3,214,848
			28,381,926
	Health Care Equipment & Supplies 4.0%
	Accuray, Inc. (b)	46,651	268,243
	Alere, Inc. (b)	150,800	5,579,600
	AngioDynamics, Inc. (b)	38,600	621,267
	Baxter International, Inc.	147,500	7,066,725
	Becton Dickinson & Co.	32,800	5,815,112
	Cynosure, Inc. Class A (b)	4,522	241,475
	Danaher Corp.	26,400	2,215,488
	Haemonetics Corp. (b)	82,200	3,276,492
	Halyard Health, Inc. (b)	87,400	3,362,278
	Hill-Rom Holdings, Inc.	52,200	3,073,014
	Hologic, Inc. (b)	16,699	676,810
	Integer Holdings Corp. (b)	10,900	353,160
	Masimo Corp. (b)	9,638	709,164
	Medtronic PLC	6,400	486,528
	OraSure Technologies, Inc. (b)	268,400	2,367,288
	Orthofix International N.V. (b)	62,952	2,262,495
			38,375,139
	Health Care Providers & Services 4.5%
	Aetna, Inc.	60,500	7,175,905
	AmerisourceBergen Corp.	20,900	1,824,152
	Anthem, Inc.	37,362	5,758,979
	Express Scripts Holding Co. (b)	23,200	1,598,016
	Humana, Inc.	34,700	6,887,950
	Magellan Health, Inc. (b)	43,900	3,290,305
	McKesson Corp.	47,982	6,676,695
	Molina Healthcare, Inc. (b)	30,300	1,718,616
	RadNet, Inc. (b)	17,000	98,600
	UnitedHealth Group, Inc.	11,454	1,856,693
	WellCare Health Plans, Inc. (b)	42,600	6,200,004
			43,085,915
	Health Care Technology 0.6%
	HMS Holdings Corp. (b)	180,600	3,279,696
	Quality Systems, Inc. (b)	166,600	2,500,666
			5,780,362
	Hotels, Restaurants & Leisure 3.7%
	Aramark	174,800	5,915,232
	Brinker International, Inc.	119,200	5,304,400
	Carnival Corp.	26,100	1,445,418
	Darden Restaurants, Inc.	42,300	3,099,744
	International Game Technology PLC	220,700	5,828,687
	Isle of Capri Casinos, Inc. (b)	38,300	911,923
	Norwegian Cruise Line Holdings, Ltd. (b)	23,500	1,104,500
	Royal Caribbean Cruises, Ltd.	56,800	5,318,184
	Wyndham Worldwide Corp.	73,100	5,779,286
	Yum! Brands, Inc.	15,200	996,056
			35,703,430
	Household Durables 0.5%
	Beazer Homes USA, Inc. (b)	206,600	2,946,116
	La-Z-Boy, Inc.	77,769	2,224,194
	ZAGG, Inc. (b)	666	4,462
			5,174,772
	Household Products 2.1%
	Central Garden & Pet Co. (b)	66,500	2,184,525
	Central Garden & Pet Co. Class A (b)	111,400	3,428,892
	Procter & Gamble Co. (The) (a)	121,059	10,604,768
	Spectrum Brands Holdings, Inc.	31,100	4,148,429
			20,366,614
	Industrial Conglomerates 1.3%
	General Electric Co.	220,985	6,563,255
	Honeywell International, Inc.	49,000	5,797,680
			12,360,935
	Insurance 1.7%
	Assurant, Inc.	64,000	6,216,320
	First American Financial Corp.	55,800	2,096,964
	Prudential Financial, Inc. (a)	73,400	7,715,074
			16,028,358
	Internet & Catalog Retail 3.7%
¤	Amazon.com, Inc. (a)(b)	22,123	18,217,848
	Expedia, Inc.	52,532	6,387,366
	Groupon, Inc. (b)	252,600	871,470
	Liberty Interactive Corp. QVC Group Class A (b)	310,800	5,961,144
	Netflix, Inc. (b)	6,700	942,757
	Priceline Group, Inc. (The) (b)	1,300	2,047,669
	Shutterfly, Inc. (b)	19,800	1,016,334
			35,444,588
	Internet Software & Services 6.8%
	Akamai Technologies, Inc. (b)	91,100	6,248,549
¤	Alphabet, Inc.
	Class A (a)(b)	14,737	12,087,140
	Class C (a)(b)	19,123	15,237,015
	Blucora, Inc. (b)	15,800	238,580
	EarthLink Holdings Corp.	15,967	102,349
	eBay, Inc. (b)	238,357	7,586,903
	Facebook, Inc. Class A (a)(b)	98,800	12,875,616
	GoDaddy, Inc. Class A (b)	80,500	2,876,265
	IAC/InterActiveCorp (b)	71,500	4,919,915
	Twitter, Inc. (b)	176,800	3,115,216
			65,287,548
	IT Services 5.1%
	Accenture PLC Class A (a)	63,400	7,219,358
	Booz Allen Hamilton Holding Corp.	53,000	1,792,460
	Cognizant Technology Solutions Corp. Class A (b)	5,357	281,725
	Conduent, Inc. (b)	72,400	1,083,104
	CoreLogic, Inc. (b)	107,800	3,802,106
	DST Systems, Inc.	6,700	771,505
	Euronet Worldwide, Inc. (b)	60,900	4,355,568
	First Data Corp. Class A (b)	55,500	851,370
	International Business Machines Corp. (a)	54,307	9,477,658
	MasterCard, Inc. Class A	42,400	4,508,392
	PayPal Holdings, Inc. (b)	37,657	1,497,995
	Teradata Corp. (b)	208,600	6,124,496
	Visa, Inc. Class A	83,900	6,939,369
	Western Union Co. (The)	6,059	118,635
			48,823,741
	Life Sciences Tools & Services 1.4%
	Bruker Corp.	250,200	5,937,246
	Research Holdings, Inc. Class A (b)	43,300	2,294,900
	VWR Corp. (b)	207,200	5,368,552
			13,600,698
	Machinery 3.5%
	Briggs & Stratton Corp.	4,822	104,445
	Chart Industries, Inc. (b)	89,500	3,471,705
	Cummins, Inc.	22,100	3,248,921
	Deere & Co.	34,500	3,693,225
	Greenbrier Cos., Inc. (The)	74,306	3,250,888
	Meritor, Inc. (b)	202,300	2,919,189
	Oshkosh Corp.	86,400	6,016,032
	Supreme Industries, Inc.	22,934	421,068
	Timken Co. (The)	6,136	272,438
	Titan International, Inc.	95,700	1,271,853
	Trinity Industries, Inc.	211,500	5,824,710
	Wabash National Corp.	205,000	3,618,250
			34,112,724
	Media 3.4%
	AMC Networks, Inc. Class A (b)	27,500	1,577,125
	CBS Corp. Class B	52,700	3,398,623
	Cinemark Holdings, Inc.	54,300	2,307,750
	Comcast Corp. Class A (a)	186,360	14,055,271
	Gannett Co., Inc.	10,541	101,404
	Interpublic Group of Cos., Inc. (The)	158,800	3,736,564
	Live Nation Entertainment, Inc. (b)	30,800	881,496
	News Corp. Class B	40,200	508,530
	Walt Disney Co. (The)	53,375	5,905,944
			32,472,707
	Metals & Mining 2.6%
	Freeport-McMoRan, Inc. (b)	81,500	1,356,975
	Newmont Mining Corp.	115,500	4,190,340
	Nucor Corp.	50,900	2,956,781
	Reliance Steel & Aluminum Co.	4,472	356,195
	Ryerson Holding Corp. (b)	5,000	53,000
	Schnitzer Steel Industries, Inc. Class A	37,845	895,034
	Steel Dynamics, Inc.	167,416	5,660,335
	SunCoke Energy, Inc. (b)	275,600	2,430,792
	TimkenSteel Corp. (b)	112,500	1,896,750
	United States Steel Corp.	174,900	5,720,979
			25,517,181
	Multi-Utilities 1.2%
	CenterPoint Energy, Inc.	250,200	6,557,742
	MDU Resources Group, Inc.	174,800	5,130,380
			11,688,122
	Oil, Gas & Consumable Fuels 6.8%
	Antero Resources Corp. (b)	1,275	31,123
	Bill Barrett Corp. (b)	279,100	1,828,105
	Carrizo Oil & Gas, Inc. (b)	13,000	459,680
	Chevron Corp. (a)	80,459	8,959,110
	ConocoPhillips	92,754	4,522,685
	Energen Corp. (b)	15,700	846,073
	EOG Resources, Inc.	5,600	568,848
¤	Exxon Mobil Corp. (a)	191,945	16,102,266
	Kinder Morgan, Inc.	75,700	1,691,138
	Marathon Petroleum Corp.	52,700	2,532,235
	Newfield Exploration Co. (b)	52,800	2,116,224
	ONEOK, Inc.	7,636	420,820
	PBF Energy, Inc. Class A	37,743	875,260
	PDC Energy, Inc. (b)	24,900	1,841,106
	Phillips 66	21,100	1,722,182
	QEP Resources, Inc. (b)	114,000	1,988,160
	Rice Energy, Inc. (b)	99,100	1,965,153
	Sanchez Energy Corp. (b)	100,841	1,337,152
	SM Energy Co.	60,400	1,842,804
	Southwestern Energy Co. (b)	206,950	1,864,619
	Targa Resources Corp.	109,800	6,326,676
	Tesoro Corp.	21,600	1,746,360
	Valero Energy Corp.	42,859	2,818,408
	World Fuel Services Corp.	34,900	1,552,352
			65,958,539
	Paper & Forest Products 0.4%
	Domtar Corp.	94,200	4,115,598
	Personal Products 0.8%
	Herbalife, Ltd. (b)	24,400	1,371,280
	Natural Health Trends Corp.	1,406	35,263
	Nu Skin Enterprises, Inc. Class A	114,600	5,945,448
			7,351,991
	Pharmaceuticals 5.5%
	Amphastar Pharmaceuticals, Inc. (b)	177,700	2,798,775
	ANI Pharmaceuticals, Inc. (b)	1,211	73,205
	Aratana Therapeutics, Inc. (b)	142,493	1,138,519
	Catalent, Inc. (b)	126,900	3,395,844
	Depomed, Inc. (b)	145,100	2,624,859
	Eli Lilly & Co.	8,918	686,954
	Heska Corp. (b)	36,600	2,914,092
	Horizon Pharma PLC (b)	208,300	3,409,871
	Impax Laboratories, Inc. (b)	71,077	934,663
¤	Johnson & Johnson (a)	168,992	19,138,344
	Lannett Co., Inc. (b)	47,822	963,613
	Merck & Co., Inc.	38,896	2,411,163
	Pfizer, Inc.	103,611	3,287,577
	Phibro Animal Health Corp. Class A	19,300	515,310
	Prestige Brands Holdings, Inc. (b)	28,400	1,498,384
	SciClone Pharmaceuticals, Inc. (b)	87,600	889,140
	Sucampo Pharmaceuticals, Inc. Class A (b)	232,500	2,592,375
	Supernus Pharmaceuticals, Inc. (b)	137,600	3,722,080
			52,994,768
	Professional Services 1.2%
	Insperity, Inc.	46,100	3,296,150
	ManpowerGroup, Inc.	65,600	6,262,176
	TrueBlue, Inc. (b)	70,057	1,733,911
			11,292,237
	Real Estate Investment Trusts 2.3%
	Apple Hospitality REIT, Inc.	23,900	478,478
	Ashford Hospitality Trust, Inc.	48,000	364,800
	Columbia Property Trust, Inc.	688	15,308
	Hospitality Properties Trust	135,600	4,221,228
	Host Hotels & Resorts, Inc.	342,348	6,186,228
	Iron Mountain, Inc.	136,200	4,875,960
	Outfront Media, Inc.	226,500	6,212,895
	Quality Care Properties, Inc. (b)	400	7,384
	VEREIT, Inc.	27,849	237,552
			22,599,833
	Real Estate Management & Development 0.4%
	Altisource Portfolio Solutions S.A. (b)	71,700	2,043,450
	Realogy Holdings Corp.	77,500	2,008,025
			4,051,475
	Road & Rail 1.5%
	AMERCO	5,900	2,222,353
	Avis Budget Group, Inc. (b)	159,700	5,944,034
	Ryder System, Inc.	76,800	5,959,680
			14,126,067
	Semiconductors & Semiconductor Equipment 4.0%
	Applied Materials, Inc. (a)	219,800	7,528,150
	Cree, Inc. (b)	31,900	879,802
	Intel Corp. (a)	364,032	13,403,658
	Lam Research Corp.	1,500	172,290
	Micron Technology, Inc. (b)	316,400	7,628,404
	Qorvo, Inc. (b)	38,588	2,477,736
	QUALCOMM, Inc.	124,500	6,652,035
			38,742,075
	Software 4.5%
	Activision Blizzard, Inc.	20,700	832,347
	Citrix Systems, Inc. (b)	22,300	2,033,537
¤	Microsoft Corp. (a)	424,108	27,418,582
	Nuance Communications, Inc. (b)	382,800	6,071,208
	Oracle Corp.	179,662	7,206,243
			43,561,917
	Specialty Retail 5.1%
	Abercrombie & Fitch Co. Class A	24,879	288,845
	Barnes & Noble, Inc.	182,700	1,863,540
	Best Buy Co., Inc.	137,500	6,121,500
	Big 5 Sporting Goods Corp.	99,000	1,524,600
	Burlington Stores, Inc. (b)	67,100	5,616,270
	Caleres, Inc.	18,200	559,650
	Dick's Sporting Goods, Inc.	38,500	1,986,600
	Express, Inc. (b)	132,800	1,411,664
	Finish Line, Inc. (The) Class A	72,722	1,250,819
	GameStop Corp. Class A	161,200	3,947,788
	Gap, Inc. (The)	231,900	5,340,657
	Home Depot, Inc. (The)	12,329	1,696,224
	Lowe's Cos., Inc.	92,416	6,753,761
	Murphy USA, Inc. (b)	59,400	3,783,780
	Office Depot, Inc.	690,200	3,071,390
	Pier 1 Imports, Inc.	208,600	1,516,522
	Rent-A-Center, Inc.	67,100	601,216
	Staples, Inc.	197,900	1,820,680
			49,155,506
	Technology Hardware, Storage & Peripherals 4.9%
¤	Apple, Inc. (a)	256,570	31,134,769
	Hewlett Packard Enterprise Co.	74,601	1,691,951
	HP, Inc.	273,800	4,120,690
	NetApp, Inc.	171,000	6,552,720
	Super Micro Computer, Inc. (b)	38,000	1,005,100
	Xerox Corp.	335,761	2,326,824
			46,832,054
	Textiles, Apparel & Luxury Goods 1.0%
	Kate Spade & Co. (b)	122,700	2,271,177
	Michael Kors Holdings, Ltd. (b)	27,300	1,168,713
	NIKE, Inc. Class B	21,500	1,137,350
	PVH Corp.	13,411	1,258,086
	Ralph Lauren Corp.	21,400	1,892,402
	Skechers U.S.A., Inc. Class A (b)	79,400	1,994,528
			9,722,256
	Thrifts & Mortgage Finance 0.5%
	HomeStreet, Inc. (b)	55,000	1,441,000
	Meta Financial Group, Inc.	18,300	1,607,655
	New York Community Bancorp, Inc.	130,400	1,980,776
			5,029,431
	Tobacco 0.1%
	Altria Group, Inc.	304	21,639
	Philip Morris International, Inc.	4,900	471,037
	Universal Corp.	152	10,336
			503,012
	Trading Companies & Distributors 2.3%
	HD Supply Holdings, Inc. (b)	4,000	169,200
	Herc Holdings, Inc. (b)	91,300	4,534,871
	MRC Global, Inc. (b)	158,800	3,263,340
	Rush Enterprises, Inc. Class A (b)	42,900	1,404,975
	United Rentals, Inc. (b)	53,900	6,818,889
	WESCO International, Inc. (b)	84,800	5,995,360
			22,186,635
	Water Utilities 0.1%
	SJW Corp.	15,900	796,590

	Wireless Telecommunication Services 0.8%
	T-Mobile U.S., Inc. (b)	113,000	7,036,510
	United States Cellular Corp. (b)	11,100	494,949
			7,531,459
	Total Common Stocks (Cost $1,062,696,476)		1,250,193,558

	Exchange-Traded Fund 0.3% (c)
	SPDR S&P 500 ETF Trust	10,144	2,308,064
	Total Exchange-Traded Fund (Cost $2,302,934)		2,308,064

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 1/31/17 due 2/1/17 Proceeds at Maturity $1,288,502 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $1,315,000 and a Market Value of $1,315,723)	$1,288,501	1,288,501
Total Short-Term Investment (Cost $1,288,501)		1,288,501
Total Investments, Before Investments Sold Short (Cost $1,066,287,911)	130.1%	1,253,790,123

	Shares	Value
Investments Sold Short (29.9%)
Common Stocks Sold Short (29.9%)
Aerospace & Defense (0.3%)
Mercury Systems, Inc. (b)	(47,300)	(1,594,956)
TASER International, Inc. (b)	(58,200)	(1,453,836)
		(3,048,792)
Air Freight & Logistics (0.0%)‡
Atlas Air Worldwide Holdings, Inc. (b)	(7,100)	(374,525)

Auto Components (0.2%)
Motorcar Parts of America, Inc. (b)	(79,377)	(2,082,059)

Banks (0.1%)
BOK Financial Corp.	(4,009)	(329,700)
Westamerica Bancorp.	(9,600)	(544,800)
		(874,500)
Biotechnology (1.8%)
ACADIA Pharmaceuticals, Inc. (b)	(79,500)	(2,749,905)
Agios Pharmaceuticals, Inc. (b)	(49,000)	(2,108,470)
Alnylam Pharmaceuticals, Inc. (b)	(53,300)	(2,131,467)
AquaBounty Technologies, Inc. (b)	(1,172)	(16,174)
Intercept Pharmaceuticals, Inc. (b)	(21,000)	(2,304,750)
Intrexon Corp. (b)	(78,364)	(1,658,182)
Ionis Pharmaceuticals, Inc. (b)	(43,700)	(1,944,650)
Juno Therapeutics, Inc. (b)	(121,400)	(2,590,676)
Neurocrine Biosciences, Inc. (b)	(51,900)	(2,227,029)
		(17,731,303)
Building Products (0.1%)
AAON, Inc.	(9,600)	(325,920)
Caesarstone, Ltd. (b)	(29,600)	(898,360)
		(1,224,280)
Chemicals (0.7%)
CF Industries Holdings, Inc.	(18,400)	(649,336)
Flotek Industries, Inc. (b)	(320,500)	(3,387,685)
LSB Industries, Inc. (b)	(175,900)	(1,496,909)
Platform Specialty Products Corp. (b)	(62,900)	(763,606)
		(6,297,536)
Commercial Services & Supplies (0.2%)
Mobile Mini, Inc.	(54,800)	(1,783,740)

Construction & Engineering (0.1%)
KBR, Inc.	(48,400)	(823,284)

Consumer Finance (0.7%)
Credit Acceptance Corp. (b)	(13,000)	(2,668,640)
Navient Corp.	(196,300)	(2,952,352)
OneMain Holdings, Inc. (b)	(9,452)	(211,536)
Santander Consumer USA Holdings, Inc. (b)	(73,600)	(972,992)
		(6,805,520)
Diversified Telecommunication Services (0.7%)
Frontier Communications Corp.	(964,700)	(3,366,803)
Globalstar, Inc. (b)	(1,411,781)	(2,230,614)
Straight Path Communications, Inc. Class B (b)	(28,300)	(991,632)
		(6,589,049)
Electrical Equipment (0.5%)
Babcock & Wilcox Enterprises, Inc. (b)	(28,204)	(469,315)
Energous Corp. (b)	(65,300)	(944,238)
Power Solutions International, Inc. (b)	(41,000)	(303,400)
Sunrun, Inc. (b)	(582,800)	(3,083,012)
		(4,799,965)
Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	(28,300)	(1,911,948)
Control4 Corp. (b)	(66,800)	(720,104)
Fitbit, Inc. Class A (b)	(184,200)	(1,107,042)
IPG Photonics Corp. (b)	(6,400)	(735,936)
Universal Display Corp. (b)	(58,400)	(3,854,400)
		(8,329,430)
Energy Equipment & Services (0.9%)
CARBO Ceramics, Inc. (b)	(313,400)	(4,450,280)
Fairmount Santrol Holdings, Inc. (b)	(32,811)	(410,794)
Frank's International N.V.	(54,268)	(642,533)
Hornbeck Offshore Services, Inc. (b)	(286,000)	(2,073,500)
Weatherford International PLC (b)	(187,421)	(976,463)
		(8,553,570)
Food Products (0.6%)
Amplify Snack Brands, Inc. (b)	(327,000)	(3,149,010)
Blue Buffalo Pet Products, Inc. (b)	(25,214)	(611,439)
Cal-Maine Foods, Inc.	(38,000)	(1,584,600)
		(5,345,049)
Health Care Equipment & Supplies (0.8%)
AtriCure, Inc. (b)	(19,477)	(316,891)
Cerus Corp. (b)	(551,200)	(2,348,112)
DexCom, Inc. (b)	(45,900)	(3,632,985)
Endologix, Inc. (b)	(188,539)	(1,293,378)
GenMark Diagnostics, Inc. (b)	(23,919)	(290,137)
		(7,881,503)
Health Care Providers & Services (3.5%)
AAC Holdings, Inc. (b)	(139,000)	(1,105,050)
Acadia Healthcare Co., Inc. (b)	(92,300)	(3,541,551)
Adeptus Health, Inc. Class A (b)	(91,500)	(656,055)
BioScrip, Inc. (b)	(257,200)	(352,364)
Brookdale Senior Living, Inc. (b)	(151,800)	(2,272,446)
Capital Senior Living Corp. (b)	(113,400)	(1,890,378)
Envision Healthcare Corp. (b)	(50,000)	(3,400,000)
LifePoint Health, Inc. (b)	(22,500)	(1,335,375)
Patterson Cos., Inc.	(82,100)	(3,416,181)
PharMerica Corp. (b)	(37,107)	(920,254)
Premier, Inc. Class A (b)	(105,200)	(3,351,672)
Teladoc, Inc. (b)	(191,100)	(3,822,000)
Tenet Healthcare Corp. (b)	(205,800)	(3,620,022)
Tivity Health, Inc. (b)	(142,800)	(3,662,820)
		(33,346,168)
Health Care Technology (0.5%)
Castlight Health, Inc. Class B (b)	(184,500)	(571,950)
Computer Programs & Systems, Inc.	(21,400)	(483,640)
Cotiviti Holdings, Inc. (b)	(7,500)	(253,950)
Evolent Health, Inc. Class A (b)	(159,500)	(2,902,900)
Inovalon Holdings, Inc. Class A (b)	(75,200)	(868,560)
		(5,081,000)
Hotels, Restaurants & Leisure (1.0%)
Chipotle Mexican Grill, Inc. (b)	(3,700)	(1,559,328)
Habit Restaurants, Inc. (The) Class A (b)	(89,700)	(1,300,650)
Shake Shack, Inc. Class A (b)	(91,500)	(3,230,865)
Wingstop, Inc.	(111,500)	(3,174,405)
Zoe's Kitchen, Inc. (b)	(25,000)	(545,750)
		(9,810,998)
Household Durables (0.6%)
LGI Homes, Inc. (b)	(112,300)	(3,488,038)
William Lyon Homes Class A (b)	(140,184)	(2,474,248)
		(5,962,286)
Independent Power & Renewable Electricity Producers (0.3%)
TerraForm Power, Inc. Class A (b)	(204,700)	(2,429,789)

Insurance (0.2%)
Ambac Financial Group, Inc. (b)	(28,200)	(589,944)
MBIA, Inc. (b)	(127,772)	(1,303,274)
		(1,893,218)
Internet & Catalog Retail (0.4%)
Duluth Holdings, Inc. Class B (b)	(111,900)	(2,531,178)
Etsy, Inc. (b)	(125,600)	(1,583,816)
		(4,114,994)
Internet Software & Services (1.3%)
CommerceHub, Inc. Series A (b)	(2,100)	(30,849)
comScore, Inc. (b)	(29,300)	(983,015)
Hortonworks, Inc. (b)	(115,800)	(1,123,260)
MINDBODY, Inc. Class A (b)	(17,500)	(426,125)
Pandora Media, Inc. (b)	(177,600)	(2,308,800)
Twilio, Inc. Class A (b)	(60,852)	(1,754,363)
Zillow Group, Inc.
Class A (b)	(88,100)	(3,169,838)
Class C (b)	(88,700)	(3,138,206)
		(12,934,456)
IT Services (0.4%)
Square, Inc. Class A (b)	(117,007)	(1,710,642)
Syntel, Inc.	(109,400)	(2,303,964)
		(4,014,606)
Leisure Products (0.1%)
Nautilus, Inc. (b)	(33,900)	(588,165)

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc. (b)	(133,331)	(2,793,284)
Illumina, Inc. (b)	(4,000)	(640,400)
Pacific Biosciences of California, Inc. (b)	(464,945)	(2,241,035)
		(5,674,719)
Machinery (0.5%)
Energy Recovery, Inc. (b)	(178,300)	(1,825,792)
Proto Labs, Inc. (b)	(63,400)	(3,328,500)
		(5,154,292)
Media (0.3%)
E.W. Scripps Co. (The) Class A (b)	(7,463)	(145,379)
Liberty Broadband Corp. Class C (b)	(22,135)	(1,889,001)
MDC Partners, Inc. Class A	(128,400)	(821,760)
		(2,856,140)
Metals & Mining (2.2%)
Allegheny Technologies, Inc.	(201,800)	(4,385,114)
Century Aluminum Co. (b)	(186,660)	(2,874,564)
Coeur Mining, Inc. (b)	(74,900)	(872,585)
Compass Minerals International, Inc.	(41,600)	(3,477,760)
Gold Resource Corp.	(188,100)	(1,011,978)
Hecla Mining Co.	(163,100)	(1,050,364)
Royal Gold, Inc.	(51,765)	(3,735,880)
Southern Copper Corp.	(95,600)	(3,667,216)
		(21,075,461)
Multiline Retail (0.4%)
Fred's, Inc. Class A	(102,000)	(1,486,140)
Sears Holdings Corp. (b)	(329,967)	(2,303,170)
		(3,789,310)
Oil, Gas & Consumable Fuels (1.0%)
Cheniere Energy, Inc. (b)	(79,400)	(3,783,410)
Cobalt International Energy, Inc. (b)	(1,703,727)	(1,671,015)
Golar LNG, Ltd.	(38,900)	(1,005,954)
Kosmos Energy, Ltd. (b)	(95,800)	(626,532)
Synergy Resources Corp. (b)	(211,600)	(1,821,876)
Teekay Corp.	(40,715)	(409,186)
Teekay Tankers, Ltd. Class A	(123,593)	(302,803)
		(9,620,776)
Personal Products (0.4%)
Coty, Inc. Class A	(180,900)	(3,473,280)

Pharmaceuticals (1.9%)
Aerie Pharmaceuticals, Inc. (b)	(81,800)	(3,591,020)
Cempra, Inc. (b)	(145,100)	(457,065)
Dermira, Inc. (b)	(9,921)	(292,074)
Innoviva, Inc. (b)	(221,993)	(2,353,126)
Intra-Cellular Therapies, Inc. (b)	(216,571)	(3,127,285)
Ocular Therapeutix, Inc. (b)	(121,000)	(793,760)
Omeros Corp. (b)	(162,900)	(1,578,501)
Revance Therapeutics, Inc. (b)	(44,510)	(890,200)
TherapeuticsMD, Inc. (b)	(559,076)	(3,248,232)
Theravance Biopharma, Inc. (b)	(57,500)	(1,722,700)
		(18,053,963)
Professional Services (0.6%)
Advisory Board Co. (The) (b)	(58,800)	(2,675,400)
CEB, Inc.	(19,841)	(1,516,844)
Korn/Ferry International	(68,400)	(1,987,020)
		(6,179,264)
Real Estate Investment Trusts (0.2%)
Colony NorthStar, Inc. Class A	(116,200)	(1,617,504)

Real Estate Management & Development (0.2%)
Howard Hughes Corp. (The) (b)	(339)	(36,141)
St. Joe Co. (The) (b)	(111,800)	(1,883,830)
		(1,919,971)
Semiconductors & Semiconductor Equipment (0.4%)
First Solar, Inc. (b)	(22,500)	(701,775)
SunPower Corp. (b)	(457,000)	(3,034,480)
		(3,736,255)
Software (1.4%)
Atlassian Corp. PLC Class A (b)	(130,800)	(3,614,004)
FireEye, Inc. (b)	(239,600)	(3,246,580)
ServiceNow, Inc. (b)	(38,400)	(3,479,808)
Splunk, Inc. (b)	(43,800)	(2,534,268)
Workday, Inc. Class A (b)	(2,762)	(229,495)
		(13,104,155)
Specialty Retail (1.2%)
Conn's, Inc. (b)	(120,200)	(1,268,110)
Container Store Group, Inc. (The) (b)	(36,029)	(175,461)
Five Below, Inc. (b)	(41,200)	(1,641,820)
GNC Holdings, Inc. Class A	(274,300)	(2,433,041)
Lumber Liquidators Holdings, Inc. (b)	(207,500)	(3,249,450)
Restoration Hardware (b)	(51,215)	(1,383,829)
Tile Shop Holdings, Inc. (b)	(72,100)	(1,377,110)
		(11,528,821)
Technology Hardware, Storage & Peripherals (0.7%)
Cray, Inc. (b)	(125,300)	(2,148,895)
Nimble Storage, Inc. (b)	(357,971)	(3,067,811)
Pure Storage, Inc. Class A (b)	(178,200)	(2,026,134)
		(7,242,840)
Textiles, Apparel & Luxury Goods (0.4%)
Iconix Brand Group, Inc. (b)	(341,100)	(3,509,919)

Trading Companies & Distributors (0.3%)
Aircastle, Ltd.	(6,259)	(139,576)
Textainer Group Holdings, Ltd.	(223,900)	(3,224,160)
		(3,363,736)
Wireless Telecommunication Services (0.3%)
Shenandoah Telecommunications Co.	(121,000)	(3,297,250)

Total Common Stocks Sold Short (Proceeds $300,650,132)		(287,917,441)

Exchange-Traded Fund Sold Short (0.0%)‡
SPDR S&P 500 ETF Trust	(800)	(182,024)
Total Exchange-Traded Fund Sold Short (Proceeds $180,929)		(182,024)
Total Investments Sold Short (Proceeds $300,831,061)	(29.9)%	(288,099,465)
Total Investments, Net of Investments Sold Short (Cost $765,456,850) (d)	100.2	965,690,658
Other Assets, Less Liabilities	(0.2)	(1,718,835)
Net Assets	100.0%	$963,971,823

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	As of January 31, 2017, cost was $1,071,712,550 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$205,376,577
Gross unrealized depreciation	(23,299,004)
Net unrealized appreciation	$182,077,573

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,250,193,558	$—	$—	$1,250,193,558
Exchange-Traded Fund	2,308,064	—	—	2,308,064
Short-Term Investment
Repurchase Agreement	—	1,288,501	—	1,288,501
Total Investments in Securities	$1,252,501,622	$1,288,501	$—	$1,253,790,123

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short (a)	$(287,917,441)	$—	$—	$(287,917,441)
Exchange Traded Fund Sold Short	(182,024)	—	—	(182,024)
Total Investments in Securities Sold Short	$(288,099,465)	$—	$—	$(288,099,465)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between among levels.

As of January 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2017, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2017, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2017, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2017, no foreign equity securities held by a Fund were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of January 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended January 31, 2017, purchases and sales transactions, income earned from investments and percentages of ownership of Affiliated Investment Companies were as follows:

MainStay Floating Rate Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	% Ownership
MainStay High Yield Corporate Bond Fund Class I	$9,488	$-	$-	$153	$-	$9,554	0.2

MainStay Conservative Allocation Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$6,561	$-	$(71)	$122	$-	$6,697	4.0
IQ Enhanced Core Bond US ETF	21,086	445	(1,171)	112	-	19,711	26.3
IQ Enhanced Core Plus Bond US ETF	69	-	(15)	-	-	53	-	(b)
IQ Global Resources ETF	2,455	-	(61)	9	-	2,402	1.3
MainStay Absolute Return Multi-Strategy Fund Class I	34,894	708	(445)	626	-	35,467	28.0
MainStay Convertible Fund Class I	-	4,535	(26)	-	-	4,539	1.3
MainStay Cornerstone Growth Fund Class I	-	1,818	-	-	-	1,820	6.4
MainStay Cushing MLP Premier Fund Class I	3,136	76	(35)	76	-	3,548	0.6
MainStay Cushing Renaissance Advantage Fund Class I	12,096	449	(358)	91	-	14,435	8.8
MainStay Emerging Markets Opportunities Fund Class I	12,887	531	(98)	445	-	13,037	10.9
MainStay Epoch Capital Growth Fund Class I	3,318	16	(30)	11	-	3,481	3.9
MainStay Epoch Global Choice Fund Class I	9,697	103	(136)	103	-	9,960	5.8
MainStay Epoch U.S. All Cap Fund Class I	4,016	8,446	(26)	79	97	12,720	1.7
MainStay Epoch U.S. Equity Yield Fund Class I	1,458	1,353	(99)	8	6	2,777	3.2
MainStay Epoch U.S. Small Cap Fund Class I	27,248	146	(6,345)	146	-	24,525	7.1
MainStay Floating Rate Fund Class I	29,492	668	(415)	275	-	29,969	3.3
MainStay High Yield Corporate Bond Fund Class I	23,990	633	(1,879)	378	-	22,906	0.4
MainStay High Yield Municipal Bond Fund Class I	-	7,725	(49)	55	4	7,774	0.5
MainStay High Yield Opportunities Fund Class I	2,911	40	(26)	39	-	2,981	1.7
MainStay ICAP Equity Fund Class I	3,565	1,725	(13)	16	216	5,373	1.0
MainStay ICAP International Fund Class I	5,188	180	(1,183)	180	-	4,101	0.6
MainStay Indexed Bond Fund Class I	44,795	1,598	(11,885)	249	480	32,796	20.7
MainStay International Opportunities Fund Class I	4,461	138	(1,222)	138	-	3,437	0.9
MainStay Large Cap Growth Fund Class I	19,280	4,708	(3,042)	-	2,120	19,828	0.3
MainStay MAP Fund Class I	23,694	703	(445)	363	249	25,338	3.3
MainStay S&P 500 Index Fund Class I	3,625	2,774	(3,071)	15	66	3,362	0.5
MainStay Short Duration High Yield Fund Class I	10,645	130	(307)	130	-	10,511	2.2
MainStay Total Return Bond Fund Class I	89,328	2,326	(5,224)	636	-	84,669	9.8
MainStay Unconstrained Bond Fund Class I	12,724	335	(310)	193	-	12,691	1.7
MainStay U.S. Equity Opportunities Fund Class I	25,432	460	(1,548)	33	427	26,561	3.8
Total	$438,051	$42,769	$(39,535)	$4,528	$3,665	$447,469

MainStay Moderate Allocation Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$10,716	$-	$(86)	$199	$-	$10,969	6.5
IQ Enhanced Core Bond US ETF	11,367	374	(3,767)	59	-	7,622	10.2
IQ Enhanced Core Plus Bond US ETF	18,290	867	(1,164)	148	-	17,656	9.0
IQ Global Resources ETF	5,664	-	(34)	21	-	5,652	3.1
MainStay Absolute Return Multi-Strategy Fund Class I	35,812	767	(65)	646	-	36,832	29.1
MainStay Convertible Fund Class I	-	6,885	-	-	-	6,931	2.0
MainStay Cornerstone Growth Fund Class I	-	2,762	-	-	-	2,764	9.7
MainStay Cushing MLP Premier Fund Class I	4,656	113	(42)	113	-	5,280	1.0
MainStay Cushing Renaissance Advantage Fund Class I	22,130	303	(550)	165	-	25,969	15.8
MainStay Emerging Markets Opportunities Fund Class I	25,399	2,031	-	909	-	26,898	22.5
MainStay Epoch Capital Growth Fund Class I	5,016	47	(19)	17	-	5,313	6.0
MainStay Epoch Global Choice Fund Class I	14,579	155	(102)	155		15,078	8.7
MainStay Epoch U.S. All Cap Fund Class I	26,987	8,242	(120)	531	655	36,638	4.8
MainStay Epoch U.S. Equity Yield Fund Class I	3,344	5,910	(29)	19	14	9,376	10.7
MainStay Epoch U.S. Small Cap Fund Class I	39,775	229	(5,340)	229		39,761	11.6
MainStay Floating Rate Fund Class I	29,237	1,758	(67)	279	-	31,155	3.5
MainStay High Yield Corporate Bond Fund Class I	21,344	349	(1,040)	340		20,799	0.4
MainStay High Yield Municipal Bond Fund Class I	-	7,414	(12)	53	4	7,496	0.5
MainStay High Yield Opportunities Fund Class I	2,680	43	(13)	36	-	2,761	1.6
MainStay ICAP Equity Fund Class I	22,380	1,445	(162)	98	1,347	24,143	4.7
MainStay ICAP International Fund Class I	18,431	1,083	(1,500)	653	-	17,780	2.6
MainStay Indexed Bond Fund Class I	11,572	600	(4,101)	64	129	7,621	4.8
MainStay International Equity Fund Class I	4,262	244	(199)	23		4,308	2.4
MainStay International Opportunities Fund Class I	17,462	541	(2,877)	541		15,383	4.0
MainStay Large Cap Growth Fund Class I	43,958	9,313	(5,250)	-	4,834	45,426	0.6
MainStay MAP Fund Class I	58,070	1,619	(1,285)	884	607	61,796	8.1
MainStay S&P 500 Index Fund Class I	5,487	4,209	(4,595)	24	104	5,152	0.7
MainStay Short Duration High Yield Fund Class I	15,980	218	(654)	194	-	15,609	3.2
MainStay Total Return Bond Fund Class I	106,179	4,130	(17,770)	720	-	90,414	10.5
MainStay Unconstrained Bond Fund Class I	18,800	307	-	287	-	19,022	2.5
MainStay U.S. Equity Opportunities Fund Class I	58,026	1,051	(4,954)	74	967	59,177	8.4
Total	$657,603	$63,009	$(55,797)	$7,481	$8,661	$680,781

MainStay Moderate Growth Allocation Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$8,900	$131	$(61)	$167	$-	$9,254	5.5
IQ Enhanced Core Plus Bond US ETF	14,221	372	(7,249)	106	-	7,063	3.6
IQ Global Resources ETF	7,624	-	(74)	28	-	7,578	4.1
MainStay Absolute Return Multi-Strategy Fund Class I	14,590	365	-	264	-	15,083	11.9
MainStay Convertible Fund Class I	-	6,878	-	-	-	6,924	2.0
MainStay Cornerstone Growth Fund Class I	-	2,757	-	-	-	2,759	9.7
MainStay Cushing MLP Premier Fund Class I	4,714	114	(26)	114	-	5,363	1.0
MainStay Cushing Renaissance Advantage Fund Class I	39,755	3,413	(943)	315	-	49,644	30.3
MainStay Emerging Markets Opportunities Fund Class I	30,803	3,504	-	1,139	-	33,700	28.2
MainStay Epoch Capital Growth Fund Class I	4,848	32	(11)	16	-	5,128	5.7
MainStay Epoch Global Choice Fund Class I	14,163	150	(51)	150	-	14,696	8.5
MainStay Epoch U.S. All Cap Fund Class I	16,036	14,567	(28)	315	389	31,550	4.2
MainStay Epoch U.S. Equity Yield Fund Class I	4,198	787	-	23	18	5,173	5.9
MainStay Epoch U.S. Small Cap Fund Class I	76,348	811	(7,507)	454	-	79,423	23.1
MainStay Floating Rate Fund Class I	27,305	538	(393)	252	-	27,655	3.1
MainStay High Yield Corporate Bond Fund Class I	22,454	671	(1,222)	361	-	22,067	0.4
MainStay High Yield Municipal Bond Fund Class I	-	1,433	(93)	10	1	1,358	0.1
MainStay High Yield Opportunities Fund Class I	2,768	70	(45)	38	-	2,847	1.6
MainStay ICAP Equity Fund Class I	27,410	1,834	-	120	1,656	29,831	5.8
MainStay ICAP International Fund Class I	29,963	2,267	(1,006)	1,079	-	30,861	4.4
MainStay International Equity Fund Class I	9,585	872	(877)	54	-	9,593	5.3
MainStay International Opportunities Fund Class I	27,863	1,234	(2,379)	875	-	27,163	7.1
MainStay Large Cap Growth Fund Class I	49,680	9,340	(3,577)	-	5,463	52,483	0.7
MainStay MAP Fund Class I	69,481	2,050	(739)	1,064	731	74,862	9.8
MainStay S&P 500 Index Fund Class I	8,370	4,437	(4,491)	97	313	8,312	1.1
MainStay Short Duration High Yield Fund Class I	15,460	380	(272)	190	-	15,631	3.2
MainStay Total Return Bond Fund Class I	14,685	436	(7,781)	83	-	7,035	0.8
MainStay Unconstrained Bond Fund Class I	18,174	422	(261)	276	-	18,254	2.4
MainStay U.S. Equity Opportunities Fund Class I	78,992	1,546	(7,273)	102	1,329	80,143	11.4
Total	$638,390	$61,411	$(46,359)	$7,692	$9,900	$681,433

MainStay Growth Allocation Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$4,513	$215	$(15)	$88	$-	$4,855	2.9
IQ Global Resources ETF	4,826	385	(128)	18	-	5,111	2.8
MainStay Absolute Return Multi-Strategy Fund Class I	719	9	(739)	9		-	-
MainStay Cornerstone Growth Fund Class I	-	1,402	-	-	-	1,403	4.9
MainStay Cushing MLP Premier Fund Class I	2,168	89	(15)	53	-	2,502	0.5
MainStay Cushing Renaissance Advantage Fund Class I	25,396	2,456	(268)	203	-	32,333	19.7
MainStay Emerging Markets Opportunities Fund Class I	21,184	2,394	(236)	778	-	22,920	19.2
MainStay Epoch Capital Growth Fund Class I	2,407	46	-	8	-	2,584	2.9
MainStay Epoch Global Choice Fund Class I	7,108	85	(20)	76	-	7,391	4.3
MainStay Epoch U.S. All Cap Fund Class I	10,359	8,836	(11)	206	253	19,821	2.6
MainStay Epoch U.S. Equity Yield Fund Class I	2,633	2,856	(38)	15	11	5,570	6.4
MainStay Epoch U.S. Small Cap Fund Class I	48,324	287	(5,824)	287	-	48,981	14.3
MainStay ICAP Equity Fund Class I	18,602	1,295	(41)	81	1,124	20,255	3.9
MainStay ICAP International Fund Class I	19,319	1,665	(238)	698	-	20,525	2.9
MainStay International Equity Fund Class I	6,225	562	(238)	36	-	6,559	3.6
MainStay International Opportunities Fund Class I	18,386	1,326	(1,050)	582	-	18,975	5.0
MainStay Large Cap Growth Fund Class I	30,312	5,317	(2,271)	-	3,333	31,537	0.4
MainStay MAP Fund Class I	43,650	1,398	(43)	675	464	47,572	6.2
MainStay S&P 500 Index Fund Class I	5,144	2,484	(1)	126	379	7,524	1.0
MainStay U.S. Equity Opportunities Fund Class I	48,938	946	(5,550)	64	836	48,635	6.9
Total	$320,213	$34,053	$(16,726)	$4,003	$6,400	$355,053

MainStay Retirement 2010 Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income		Capital Gain Distributions Received	Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$975	$-	$(57)	$18		$-	$949	0.6
IQ Enhanced Core Bond U.S. ETF	2,329	116	(147)	13		-	2,226	3.0
IQ Enhanced Core Plus Bond U.S. ETF	8	-	(2)	-	(a)	-	6	-	(b)
IQ Global Resources ETF	223	70	(23)	1		-	275	0.2
MainStay Common Stock Fund Class I	2,130	103	(187)	32		-	2,173	2.3
MainStay Convertible Fund Class I	-	509	(11)	-		-	501	0.1
MainStay Cornerstone Growth Fund Class I	-	409	-	-		-	409	1.4
MainStay Epoch International Small Cap Fund Class I	299	17	(92)	2		-	230	0.8
MainStay Epoch U.S. All Cap Fund Class I	2,423	122	(59)	47		58	2,619	0.4
MainStay Epoch U.S. Equity Yield Fund Class I	188	4	(3)	1		1	197	0.2
MainStay Floating Rate Fund Class I	832	356	(36)	8		-	1,158	0.1
MainStay High Yield Corporate Bond Fund Class I	2,476	119	(66)	41		-	2,549	0.1
MainStay High Yield Municipal Bond Fund Class I	-	1,243	(18)	9		1	1,241	0.1
MainStay ICAP Equity Fund Class I	1,084	506	(95)	5		65	1,524	0.3
MainStay ICAP International Fund Class I	58	57	(51)	4		-	64	-	(b)
MainStay Indexed Bond Fund Class I	9,617	621	(1,732)	58		108	8,129	5.1
MainStay International Equity Fund Class I	1	1	(2)	-	(a)	-	-	-
MainStay Large Cap Growth Fund Class I	1,288	1,054	(713)	-		144	1,577	-	(b)
MainStay MAP Fund Class I	2,363	273	(203)	36		25	2,574	0.3
MainStay S&P 500 Index Fund Class I	1,550	492	(446)	30		87	1,580	0.2
MainStay Short Duration High Yield Fund Class I	1,260	40	(33)	16		-	1,272	0.3
MainStay Total Return Bond Fund Class I	12,177	674	(925)	89		-	11,684	1.4
Total	$41,281	$6,786	$(4,901)	$410		$489	$42,937

MainStay Retirement 2020 Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$2,333	$60	$(10)	$45	$-	$2,460	1.5
IQ Enhanced Core Bond U.S. ETF	6,275	383	(328)	34	-	6,134	8.2
IQ Enhanced Core Plus Bond U.S. ETF	751	83	(70)	6	-	749	0.4
IQ Global Resources ETF	1,107	284	(21)	5	-	1,381	0.8
MainStay Common Stock Fund Class I	10,150	247	(272)	154	-	10,738	11.3
MainStay Convertible Fund Class I	-	1,521	-	-	-	1,531	0.4
MainStay Cornerstone Growth Fund Class I	-	1,222	-	-	-	1,222	4.3
MainStay Epoch International Small Cap Fund Class I	2,797	159	(351)	21	-	2,678	9.7
MainStay Epoch U.S. All Cap Fund Class I	10,710	484	(108)	211	260	11,673	1.5
MainStay Epoch U.S. Equity Yield Fund Class I	622	353	-	3	3	1,004	1.1
MainStay Floating Rate Fund Class I	1,672	990	(7)	18	-	2,670	0.3
MainStay High Yield Corporate Bond Fund Class I	5,150	223	(71)	85	-	5,340	0.1
MainStay High Yield Municipal Bond Fund Class I	-	2,554	(34)	18	1	2,552	0.2
MainStay ICAP Equity Fund Class I	5,835	1,053	(67)	25	351	6,955	1.4
MainStay ICAP International Fund Class I	3,720	392	(733)	137	-	3,328	0.5
MainStay Indexed Bond Fund Class I	8,991	612	(2,816)	49	84	6,448	4.1
MainStay International Equity Fund Class I	1,280	120	(440)	6	-	949	0.5
MainStay Large Cap Growth Fund Class I	5,999	2,673	(1,870)	-	668	6,478	0.1
MainStay MAP Fund Class I	10,754	575	(178)	166	114	11,785	1.5
MainStay S&P 500 Index Fund Class I	6,762	1,505	(1,098)	142	415	7,078	1.0
MainStay Short Duration High Yield Fund Class I	3,808	123	(7)	48	-	3,940	0.8
MainStay Total Return Bond Fund Class I	32,486	1,898	(2,873)	239	-	30,863	3.6
Total	$121,202	$17,514	$(11,354)	$1,412	$1,896	$127,956

MainStay Retirement 2030 Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received		Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$3,478	$176	$(8)	$68	$-	(a)	$3,764	2.2
IQ Enhanced Core Plus Bond U.S. ETF	10,542	785	(595)	87	-		10,538	5.4
IQ Global Resources ETF	2,400	650	(18)	11	-		3,056	1.7
MainStay Common Stock Fund Class I	20,589	377	(89)	314	-		22,115	23.4
MainStay Convertible Fund Class I	-	2,486	-	-	-		2,502	0.7
MainStay Cornerstone Growth Fund Class I	-	1,996	-	-	-		1,998	7.0
MainStay Epoch International Small Cap Fund Class I	5,924	509	(565)	46	-		6,034	21.9
MainStay Epoch U.S. All Cap Fund Class I	22,373	1,015	(12)	439	543		24,602	3.3
MainStay Epoch U.S. Equity Yield Fund Class I	1,473	403	-	8	6		1,942	2.2
MainStay Floating Rate Fund Class I	3,189	1,881	(61)	34	-		5,035	0.6
MainStay High Yield Corporate Bond Fund Class I	8,387	441	(64)	140	-		8,828	0.2
MainStay High Yield Municipal Bond Fund Class I	-	2,237	(213)	15	1		2,050	0.1
MainStay ICAP Equity Fund Class I	12,180	2,269	(15)	53	740		14,713	2.9
MainStay ICAP International Fund Class I	10,807	1,209	(1,313)	402	-		10,571	1.5
MainStay International Equity Fund Class I	4,286	473	(824)	22	-		3,922	2.2
MainStay Large Cap Growth Fund Class I	12,567	5,199	(2,831)	-	1,392		14,263	0.2
MainStay MAP Fund Class I	22,308	964	-	346	237		24,586	3.2
MainStay S&P 500 Index Fund Class I	14,770	2,422	(1,558)	326	942		15,414	2.1
MainStay Short Duration High Yield Fund Class I	6,134	294	(257)	76	-		6,197	1.3
MainStay Total Return Bond Fund Class I	32,414	2,637	(6,128)	225	-		28,271	3.3
Total	$193,821	$28,423	$(14,551)	$2,612	$3,861		$210,401

MainStay Retirement 2040 Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received		Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$2,394	$104	$(12)	$46	$-		$2,566	1.5
IQ Enhanced Core Plus Bond U.S. ETF	6,796	542	(2,194)	52	-		5,010	2.5
IQ Global Resources ETF	2,233	134	(15)	9	-		2,367	1.3
MainStay Common Stock Fund Class I	17,019	375	(81)	260	-		18,336	19.4
MainStay Convertible Fund Class I	-	2,044	(65)	-	-		1,992	0.6
MainStay Cornerstone Growth Fund Class I	-	1,581	-	-	-		1,582	5.5
MainStay Epoch International Small Cap Fund Class I	5,657	518	(120)	46	-		6,221	22.5
MainStay Epoch U.S. All Cap Fund Class I	20,460	948	(37)	402	496		22,492	3.0
MainStay Epoch U.S. Equity Yield Fund Class I	999	1,001	(2)	6	4		2,043	2.3
MainStay Floating Rate Fund Class I	2,005	945	-	22	-		2,969	0.3
MainStay High Yield Corporate Bond Fund Class I	4,080	312	(1)	69	-		4,423	0.1
MainStay High Yield Municipal Bond Fund Class I	-	724	(1)	5	-	(a)	732	0.1
MainStay ICAP Equity Fund Class I	9,891	3,092	(50)	43	606		13,169	2.6
MainStay ICAP International Fund Class I	12,077	1,400	(1,049)	450	-		12,283	1.8
MainStay International Equity Fund Class I	4,884	625	(482)	27	-		5,028	2.8
MainStay Large Cap Growth Fund Class I	14,422	2,859	(1,982)	-	1,601		14,427	0.2
MainStay MAP Fund Class I	18,331	2,131	-	284	195		21,558	2.8
MainStay S&P 500 Index Fund Class I	13,048	2,382	(1,256)	291	838		13,981	1.9
MainStay Short Duration High Yield Fund Class I	4,740	317	(8)	61	-		5,070	1.1
MainStay Total Return Bond Fund Class I	6,894	586	(2,316)	44	-		5,017	0.6
Total	$145,930	$22,620	$(9,671)	$2,117	$3,740		$161,266

MainStay Retirement 2050 Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income		Capital Gain Distributions Received		Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$1,404	$53	$(4)	$27		$-		$1,500	0.9
IQ Enhanced Core Plus Bond U.S. ETF	1,965	115	(1,200)	14		-		840	0.4
IQ Global Resources ETF	1,237	295	(14)	6		-		1,529	0.8
MainStay Common Stock Fund Class I	8,496	157	(134)	129		-		9,028	9.5
MainStay Convertible Fund Class I	-	1,015	-	-		-		1,021	0.3
MainStay Cornerstone Growth Fund Class I	-	814	(1)	-		-		813	2.9
MainStay Epoch International Small Cap Fund Class I	3,092	247	(101)	25		-		3,326	12.1
MainStay Epoch U.S. All Cap Fund Class I	11,265	526	(238)	220		272		12,168	1.6
MainStay Epoch U.S. Equity Yield Fund Class I	563	999	(4)	3		2		1,584	1.8
MainStay Floating Rate Fund Class I	975	291	-	-	(a)	-		1,275	0.1
MainStay High Yield Corporate Bond Fund Class I	1,211	69	(8)	20		-		1,281	-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	205	(15)	-	(a)	-	(a)	193	-	(b)
MainStay ICAP Equity Fund Class I	4,346	331	(73)	19		260		4,698	0.9
MainStay ICAP International Fund Class I	7,032	675	(637)	257				6,982	1.0
MainStay International Equity Fund Class I	2,716	304	(191)	15				2,834	1.6
MainStay Large Cap Growth Fund Class I	12,597	4,120	(1,205)	-		1,392		14,818	0.2
MainStay MAP Fund Class I	8,581	275	(111)	131		91		9,247	1.2
MainStay S&P 500 Index Fund Class I	5,729	499	(700)	125		356		5,448	0.8
MainStay Short Duration High Yield Fund Class I	2,429	125	(8)	31		-		2,556	0.5
MainStay Total Return Bond Fund Class I	2,002	141	(1,255)	10		-		845	0.1
Total	$75,640	$11,256	$(5,899)	$1,032		$2,373		$81,986

MainStay Retirement 2060 Fund
Affiliated Investment Company	Value, beginning of period	Cost of Purchases		Proceeds of Sales	Dividend Income		Capital Gain Distributions Received		Value, end of period	% Ownership
IQ 50 Percent Hedged FTSE International ETF	$96	$-	(a)	$(1)	$2		$-		$99	0.1
IQ Enhanced Core Plus Bond U.S. ETF	29	-		(21)	-	(a)	-		7	-	(b)
IQ Global Resources ETF	80	15		- (a)	-	(a)	-		95	0.1
MainStay Common Stock Fund Class I	508	87		(6)	8		-		619	0.7
MainStay Convertible Fund Class I	-	52		(1)	-		-		52	-	(b)
MainStay Cornerstone Growth Fund Class I	-	70		-	-		-		70	0.2
MainStay Epoch International Small Cap Fund Class I	206	21		(3)	2		-		230	0.8
MainStay Epoch U.S. All Cap Fund Class I	719	131		(7)	14		18		883	0.1
MainStay Epoch U.S. Equity Yield Fund Class I	35	95		(3)	-	(a)	-	(a)	129	0.2
MainStay Floating Rate Fund Class I	20	4		- (a)	-	(a)	-		23	-	(b)
MainStay High Yield Corporate Bond Fund Class I	2	-	(a)	-	-	(a)	-		2	-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	3		(1)	-	(a)	-	(a)	2	-	(b)
MainStay ICAP Equity Fund Class I	288	53		(63)	1		15		284	0.1
MainStay ICAP International Fund Class I	485	87		(34)	18		-		532	0.1
MainStay International Equity Fund Class I	200	25		(7)	1		-		217	0.1
MainStay Large Cap Growth Fund Class I	964	329		(58)	-		107		1,178	-	(b)
MainStay MAP Fund Class I	476	79		(5)	8		5		578	0.1
MainStay S&P 500 Index Fund Class I	208	83		(39)	4		12		249	-	(b)
MainStay Short Duration High Yield Fund Class I	142	2		(3)	2		-		141	-	(b)
MainStay Total Return Bond Fund Class I	30	-	(a)	(22)	-	(a)	-		7	-	(b)
Total	$4,488	$1,136		$(274)	$60		$157		$5,397

(a) Less than $500.

(b) Less than one-tenth of a percent.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2017

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 30, 2017